UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and Investment Counsel of
Pacific Life Insurance Company
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: January 1, 2005–June 30, 2005

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

June 30, 2005

Semi-Annual
Report

Pacific Select Fund

TABLE OF CONTENTS

PACIFIC SELECT FUND

PACIFIC SELECT FUND
BLUE CHIP PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.39%

Autos & Transportation - 1.80%

Burlington Northern Santa Fe Corp	96,000	$4,519,680
Canadian National Railway Co (Canada)	117,000	6,745,050
FedEx Corp	88,000	7,128,880

		18,393,610

Consumer Discretionary - 15.27%

Bed Bath & Beyond Inc *	154,000	6,434,120
Best Buy Co Inc	126,000	8,637,300
Carnival Corp †	121,000	6,600,550
Cendant Corp	330,000	7,382,100
Cooper Industries Ltd ‘A’	69,000	4,409,100
eBay Inc *	86,000	2,838,860
J.C. Penney Co Inc	177,000	9,306,660
Nike Inc ‘B’	143,000	12,383,800
Nordstrom Inc	175,000	11,894,750
Staples Inc	224,000	4,775,680
Starbucks Corp * †	127,000	6,560,820
The Gillette Co	235,000	11,898,050
The Home Depot Inc	454,000	17,660,600
The Walt Disney Co	373,000	9,392,140
VeriSign Inc * †	246,000	7,074,960
Wal-Mart Stores Inc	408,000	19,665,600
Yahoo! Inc *	253,000	8,766,450

		155,681,540

Consumer Staples - 3.68%

CVS Corp †	176,000	5,116,320
PepsiCo Inc	142,000	7,658,060
The Clorox Co	100,000	5,572,000
The Procter & Gamble Co	363,000	19,148,250

		37,494,630

Energy - 2.24%

BJ Services Co ++	159,000	8,344,320
ENSCO International Inc	182,000	6,506,500
Valero Energy Corp	101,000	7,990,110

		22,840,930

Financial Services - 15.21%

American Express Co	254,000	13,520,420
Automatic Data Processing Inc	171,000	7,176,870
Bank of America Corp	325,000	14,823,250
Citigroup Inc	551,000	25,472,730
Franklin Resources Inc	96,000	7,390,080
Genworth Financial Inc ‘A’ †	265,000	8,010,950
JPMorgan Chase & Co	346,000	12,220,720
Merrill Lynch & Co Inc	257,000	14,137,570
SLM Corp	198,000	10,058,400
The Allstate Corp	177,000	10,575,750
The Goldman Sachs Group Inc	171,000	17,445,420
The Hartford Financial Services Group Inc	80,000	5,982,400
Wells Fargo & Co	134,000	8,251,720

		155,066,280

Health Care - 17.67%

Alcon Inc (Switzerland)	69,000	7,545,150
Allergan Inc	81,000	6,904,440
Amgen Inc *	209,000	12,636,140
Becton Dickinson & Co	96,000	5,037,120
C.R. Bard Inc	75,000	4,988,250
Express Scripts Inc * †	156,000	7,796,880
Genentech Inc *	97,000	7,787,160
HCA Inc	139,000	7,877,130
Johnson & Johnson	476,000	30,940,000
Medtronic Inc	201,000	10,409,790
Pfizer Inc	623,000	17,182,340
Roche Holding AG + (Switzerland)	41,000	5,173,258
UnitedHealth Group Inc	416,000	21,690,240
Varian Medical Systems Inc *	150,000	5,599,500
WellPoint Inc *	172,000	11,978,080
Wyeth	229,000	10,190,500
Zimmer Holdings Inc *	85,000	6,474,450

		180,210,428

Integrated Oils - 5.72%

Exxon Mobil Corp	680,000	39,079,600
GlobalSantaFe Corp †	170,000	6,936,000
Schlumberger Ltd †	162,000	12,302,280

		58,317,880

Materials & Processing - 2.06%

Air Products & Chemicals Inc	85,000	5,125,500
Alcoa Inc	139,000	3,632,070
The Dow Chemical Co	202,000	8,995,060
United States Steel Corp	96,000	3,299,520

		21,052,150

Multi-Industry - 5.24%

Fortune Brands Inc	106,000	9,412,800
General Electric Co	825,000	28,586,250
Tyco International Ltd (Bermuda)	530,000	15,476,000

		53,475,050

Producer Durables - 4.26%

Danaher Corp	189,000	9,892,260
KLA-Tencor Corp	177,000	7,734,900
Lockheed Martin Corp	115,000	7,460,050
United Technologies Corp	242,000	12,426,700
Waters Corp *	160,000	5,947,200

		43,461,110

Technology - 18.01%

Accenture Ltd ‘A’ * (Bermuda)	319,000	7,231,730
Amdocs Ltd * (United Kingdom)	407,000	10,757,010
Analog Devices Inc	203,000	7,573,930
Cisco Systems Inc *	1,005,000	19,205,550
Dell Inc *	533,000	21,058,830
EMC Corp *	1,114,000	15,272,940
Intel Corp	656,000	17,095,360
Linear Technology Corp	192,000	7,044,480
Microchip Technology Inc	127,000	3,761,740
Microsoft Corp	984,000	24,442,560
Oracle Corp *	1,409,000	18,598,800
QUALCOMM Inc	469,000	15,481,690
Symantec Corp * †	376,000	8,174,240
Xilinx Inc	311,000	7,930,500

		183,629,360

Utilities - 3.23%

Dominion Resources Inc	111,000	8,146,290
FPL Group Inc	239,000	10,052,340
SBC Communications Inc	309,000	7,338,750
Vodafone Group PLC ADR † (United Kingdom)	302,000	7,344,640

		32,882,020

Total Common Stocks (Cost $933,433,897)		962,504,988

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
BLUE CHIP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 4.87%

U.S. Treasury Bills - 0.25%

2.904% due 09/15/05 ‡	$2,000,000	$1,987,737
2.906% due 09/15/05 ‡	500,000	496,933

		2,484,670

Repurchase Agreement - 4.62%

State Street Bank and Trust Co 2.680% due 07/01/05 (Dated 06/30/05, repurchase price of $47,129,508; collateralized by Fannie Mae (U.S. Govt Agency Issue) 3.125% due 08/15/08 and market value $1,410,238; and 3.250% due 02/15/09 and market value $480,074; and 5.750% due 02/15/08 and market value $3,280,105; and Federal Home Loan Bank 4.125% due 02/15/08 - 04/18/08 ± and market value $40,785,866; and Freddie Mac (U.S. Govt Agency Issue) 3.875% due 01/12/09 and market value $2,112,447)	47,126,000	47,126,000

Total Short-Term Investments (Cost $49,610,670)		49,610,670

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.26% (Cost $983,044,567)		1,012,115,658

	Shares
SECURITIES LENDING COLLATERAL - 5.77%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $58,887,187)	58,887,187	58,887,187

TOTAL INVESTMENTS - 105.03% (Cost $1,041,931,754)		1,071,002,845

OTHER ASSETS & LIABILITIES, NET - (5.03%)		(51,276,767)

NET ASSETS - 100.00%		$1,019,726,078

Notes to Schedule of Investments
(a)	As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Technology	18.01%
Health Care	17.67%
Consumer Discretionary	15.27%
Financial Services	15.21%
Short-Term Investments & Securities Lending Collateral	10.64%
Integrated Oils	5.72%
Multi-Industry	5.24%
Producer Durables	4.26%
Consumer Staples	3.68%
Utilities	3.23%
Energy	2.24%
Materials & Processing	2.06%
Autos & Transportation	1.80%

105.03%
Other Assets & Liabilities, Net	(5.03%)

100.00%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with an aggregate market value of $2,484,670 were segregated with the custodian to cover margin requirements for the following open futures contracts as of June 30, 2005:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation

S&P 500 (09/05)	115	$34,795,110	($425,060)

(d)	Transactions in written options for the period ended June 30, 2005 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2004	—	$—
Call Options Written	20,211	1,885,265
Call Options Exercised	(4,310)	(477,272)
Call Options Expired	(6,135)	(574,584)
Call Options Repurchased	(9,396)	(790,121)

Outstanding, June 30, 2005	370	$43,288

(e)	Premiums received and value of written options outstanding as of June 30, 2005:

	Number of
Type	Contracts	Premium	Value

Call - CBOE BJ Services Co Strike @ $55.00 Exp. 07/16/05 Broker: Lehman Brothers Holdings Inc	370	$43,288	$16,650

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
AGGRESSIVE GROWTH PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.75%

Autos & Transportation - 0.41%

Southwest Airlines Co	23,000	$320,390

Consumer Discretionary - 29.17%

Aeropostale Inc *	21,350	717,360
ARAMARK Corp ‘B’	21,800	575,520
Avon Products Inc	12,500	473,125
Bed Bath & Beyond Inc *	10,300	430,334
Career Education Corp *	14,200	519,862
CDW Corp	22,650	1,293,088
ChoicePoint Inc *	15,500	620,775
Cintas Corp	21,300	822,180
Cogent Inc * †	24,000	685,200
CoStar Group Inc *	10,300	449,080
DSW Inc ‘A’ * #	3,900	97,305
Fisher Scientific International Inc *	21,400	1,388,860
Fossil Inc * †	25,300	574,310
Harman International Industries Inc	5,800	471,888
Hewitt Associates Inc ‘A’ *	10,000	265,100
Hot Topic Inc * †	25,400	485,648
International Game Technology	20,200	568,630
Iron Mountain Inc *	39,600	1,228,392
Jackson Hewitt Tax Service Inc	31,500	744,660
Lamar Advertising Co ‘A’ *	25,200	1,077,804
Linens ‘n Things Inc *	22,700	537,082
Navigant Consulting Inc * †	24,200	427,372
Outback Steakhouse Inc	5,700	257,868
PETCO Animal Supplies Inc *	27,700	812,164
Radio One Inc ‘D’ *	42,800	546,556
Regal Entertainment Group ‘A’ †	88,200	1,665,216
Ruby Tuesday Inc †	20,300	525,770
SIRVA Inc * †	48,000	408,480
The Estee Lauder Cos Inc ‘A’	20,200	790,426
Tuesday Morning Corp †	19,300	608,336
Univision Communications Inc ‘A’ *	65,265	1,798,051
VeriSign Inc *	12,800	368,128
WESCO International Inc * †	20,400	640,152

		22,874,722

Consumer Staples - 2.01%

Coca-Cola Enterprises Inc	29,900	658,099
Molson Coors Brewing Co ‘B’	9,500	589,000
TreeHouse Foods Inc *	11,500	327,865

		1,574,964

Energy - 5.49%

BJ Services Co	6,300	330,624
ENSCO International Inc ++	43,200	1,544,400
Key Energy Services Inc *	45,600	551,760
Pride International Inc *	15,400	395,780
Rowan Cos Inc	32,400	962,604
TODCO ‘A’ * ++	20,200	518,534
		4,303,702

Financial Services - 15.24%

Affiliated Managers Group Inc * †	8,800	601,304
Alliance Data Systems Corp *	50,400	2,044,224
Amegy Bancorp Inc	32,800	734,064
Fiserv Inc *	10,100	433,795
Independence Community Bank Corp	32,800	1,211,304
Investors Financial Services Corp †	40,740	1,540,787
New York Community Bancorp Inc †	55,101	998,430
North Fork Bancorp Inc	35,300	991,577
Nuveen Investments Inc ‘A’ †	21,400	805,068
Paychex Inc	43,100	1,402,474
SLM Corp	13,900	706,120
The South Financial Group Inc †	16,900	480,298

		11,949,445

Health Care - 18.46%

Advanced Medical Optics Inc *	24,300	965,925
Amylin Pharmaceuticals Inc * † ++	25,200	527,436
Beckman Coulter Inc	4,000	254,280
Biomet Inc	37,100	1,285,144
Cytyc Corp *	43,100	950,786
DaVita Inc *	10,100	459,348
Gen-Probe Inc *	15,700	568,811
HealthSouth Corp * †	53,700	300,720
IVAX Corp *	30,600	657,900
Kinetic Concepts Inc *	18,900	1,134,000
Kyphon Inc * †	21,400	744,506
Martek Biosciences Corp * †	6,400	242,880
Medicis Pharmaceutical Corp ‘A’	30,300	961,419
MedImmune Inc *	12,600	336,672
MGI PHARMA Inc * †	37,800	822,528
Neurocrine Biosciences Inc * †	10,100	424,806
Omnicare Inc	12,000	509,160
QLT Inc * † (Canada)	53,800	560,596
Sepracor Inc *	10,100	606,101
The Cooper Cos Inc	8,800	535,568
Triad Hospitals Inc *	9,500	519,080
Valeant Pharmaceuticals International	30,200	532,426
Varian Medical Systems Inc *	15,400	574,882

		14,474,974

Materials & Processing - 5.66%

Airgas Inc	18,400	453,928
American Standard Cos Inc	14,200	595,264
Corn Products International Inc †	25,200	598,752
Crown Holdings Inc *	28,000	398,440
EnerSys * †	40,700	554,741
Maverick Tube Corp *	9,000	268,200
Nalco Holding Co *	15,600	306,228
Owens-Illinois Inc *	20,300	508,515
Rohm & Haas Co	10,700	495,838
York International Corp	6,800	258,400

		4,438,306

Multi-Industry - 0.73%

Textron Inc	7,600	576,460

Producer Durables - 5.20%

Blount International Inc * †	50,400	841,176
Engineered Support Systems Inc †	10,600	379,798
KLA-Tencor Corp	11,300	493,810
Mine Safety Appliances Co †	14,600	674,520
Pentair Inc	12,600	539,406
Terex Corp *	12,500	492,500
Waters Corp *	17,600	654,192

		4,075,402

Technology - 10.26%

Affiliated Computer Services Inc ‘A’ *	20,200	1,032,220
Amdocs Ltd * (United Kingdom)	19,300	510,099
Amphenol Corp ‘A’	8,800	353,496
BEA Systems Inc *	59,200	519,776
Brocade Communications Systems Inc *	71,000	275,480
Cognos Inc * (Canada)	12,000	409,680
Hyperion Solutions Corp * †	10,100	406,424
Integrated Device Technology Inc *	28,900	310,675
L-3 Communications Holdings Inc	8,400	643,272
Maxim Integrated Products Inc	35,300	1,348,813
Mercury Interactive Corp *	5,100	195,636

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
AGGRESSIVE GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
Micron Technology Inc *	23,200	$236,872
PerkinElmer Inc	23,700	447,930
Perot Systems Corp ‘A’ * †	28,100	399,582
QLogic Corp *	12,900	398,223
Semtech Corp *	16,400	273,060
TIBCO Software Inc *	43,600	285,144

		8,046,382

Utilities - 1.12%

DPL Inc	25,200	691,740
NeuStar Inc ‘A’ * #	4,700	120,320
Valor Communications Group Inc †	4,800	66,240

		878,300

Total Common Stocks (Cost $72,398,765)		73,513,047

	Principal
	Amount
SHORT-TERM INVESTMENT - 7.30%

Repurchase Agreement - 7.30%

State Street Bank and Trust Co 2.680% due 07/01/05 (Dated 06/30/05, repurchase price of $5,725,426; collateralized by Federal Home Loan Bank 4.125% due 02/15/08 and market value $5,842,121)	$5,725,000	5,725,000

Total Short-Term Investment (Cost $5,725,000)		5,725,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 101.05% (Cost $78,123,765)		79,238,047

	Shares
SECURITIES LENDING COLLATERAL - 18.67%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $14,640,183)	14,640,183	14,640,183

TOTAL INVESTMENTS - 119.72% (Cost $92,763,948)		93,878,230

OTHER ASSETS & LIABILITIES, NET - (19.72%)		(15,464,209)

NET ASSETS - 100.00%		$78,414,021

Notes to Schedule of Investments
(a)	As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	29.17%
Short-Term Investment & Securities Lending Collateral	25.97%
Health Care	18.46%
Financial Services	15.24%
Technology	10.26%
Materials & Processing	5.66%
Energy	5.49%
Producer Durables	5.20%
Consumer Staples	2.01%
Utilities	1.12%
Multi-Industry	0.73%
Autos & Transportation	0.41%

119.72%
Other Assets & Liabilities, Net	(19.72%)

100.00%

(b)	Transactions in written options for the period ended June 30, 2005 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2004	708	$74,190
Call Options Written	978	128,504
Call Options Expired	(877)	(93,601)
Call Options Repurchased	(418)	(68,094)

Outstanding, June 30, 2005	391	$40,999

(c)	Premiums received and value of written options outstanding as of June 30, 2005:

	Number of
Type	Contracts	Premium	Value

Call - CBOE Amylin Pharmaceuticals Inc Strike @ $22.50 Exp. 08/20/05 Broker: Lehman Brothers Holdings Inc	58	$5,720	$5,837

Call - CBOE TODCO ‘A’ Strike @ $30.00 Exp. 09/17/05 Broker: Merrill Lynch & Co Inc	81	4,685	5,872

Call - CBOE ENSCO International Inc Strike @ $40.00 Exp. 09/17/05 Broker: JPMorgan Chase & Co	252	30,594	15,750

		$40,999	$27,459

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
FINANCIAL SERVICES PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.60%

Financial Services - 96.60%

ACE Ltd (Bermuda)	68,100	$3,054,285
American International Group Inc	31,300	1,818,530
Anglo Irish Bank Corp PLC + (Ireland)	45,600	564,530
Aon Corp	61,100	1,529,944
Bank of America Corp	89,124	4,064,946
Capital One Financial Corp	32,800	2,624,328
Citigroup Inc	94,650	4,375,669
Cullen/Frost Bankers Inc †	21,300	1,014,945
Fannie Mae	92,600	5,407,840
Federated Investors Inc ‘B’	44,950	1,348,949
Fifth Third Bancorp †	55,900	2,303,639
Franklin Resources Inc	8,200	631,236
Freddie Mac	52,500	3,424,575
Genworth Financial Inc ‘A’	53,800	1,626,374
H&R Block Inc	17,000	991,950
Hudson City Bancorp Inc †	60,500	690,305
JPMorgan Chase & Co	134,472	4,749,551
Lehman Brothers Holdings Inc	11,000	1,092,080
Marsh & McLennan Cos Inc	69,300	1,919,610
MBIA Inc †	24,900	1,476,819
Merrill Lynch & Co Inc	66,800	3,674,668
Morgan Stanley	50,400	2,644,488
North Fork Bancorp Inc	47,350	1,330,062
Prudential Financial Inc	34,300	2,252,138
Safeco Corp	32,400	1,760,616
State Street Corp	15,900	767,175
The Bank of New York Co Inc	123,200	3,545,696
The Chubb Corp	7,200	616,392
The Goldman Sachs Group Inc	3,800	387,676
The Hartford Financial Services Group Inc	52,200	3,903,516
The PMI Group Inc †	42,700	1,664,446
The St. Paul Travelers Cos Inc	32,031	1,266,185
U.S. Bancorp	52,900	1,544,680
UBS AG (NYSE) † (Switzerland)	11,800	918,630
Wachovia Corp	51,600	2,559,360
Wells Fargo & Co	37,700	2,321,566
Zions Bancorp †	9,700	713,241
		76,580,640

Total Common Stocks (Cost $71,592,685)		76,580,640

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.81%

Repurchase Agreement - 2.81%

State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $2,228,136; collateralized by U.S. Treasury Notes 3.625% due 06/30/07 and market value $2,277,150)	$2,228,000	2,228,000

Total Short-Term Investment (Cost $2,228,000)		2,228,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.41% (Cost $73,820,685)		78,808,640

	Shares
SECURITIES LENDING COLLATERAL - 9.66%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $7,660,500)	7,660,500	7,660,500

TOTAL INVESTMENTS - 109.07% (Cost $81,481,185)		86,469,140

OTHER ASSETS & LIABILITIES, NET - (9.07%)		(7,189,827)

NET ASSETS - 100.00%		$79,279,313

Note to Schedule of Investments
(a)	As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	96.60%
Short-Term Investment & Securities Lending Collateral	12.47%

109.07%
Other Assets & Liabilities, Net	(9.07%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.33%

Autos & Transportation - 1.45%

Delphi Corp	802,000	$3,729,300
Navistar International Corp *	48,200	1,542,400
Union Pacific Corp	68,871	4,462,841
United Parcel Service Inc ‘B’	76,000	5,256,160

		14,990,701

Consumer Discretionary - 12.54%

Allied Waste Industries Inc * †	466,400	3,698,552
Amazon.com Inc * †	62,000	2,050,960
AutoNation Inc *	387,900	7,959,708
Carnival Corp	35,900	1,958,345
Clear Channel Communications Inc †	83,400	2,579,562
Cooper Industries Ltd ‘A’	111,900	7,150,410
Costco Wholesale Corp	64,500	2,890,890
Dollar Tree Stores Inc *	327,500	7,860,000
Entercom Communications Corp *	15,800	525,982
Google Inc ‘A’ *	6,500	1,911,975
IAC/InterActiveCorp * †	474,000	11,399,700
Kimberly-Clark Corp	39,200	2,453,528
Knight-Ridder Inc †	32,600	1,999,684
Las Vegas Sands Corp * †	122,800	4,390,100
Leggett & Platt Inc	199,800	5,310,684
Lowe’s Cos Inc	176,000	10,246,720
Mattel Inc	223,400	4,088,220
McDonald’s Corp	115,900	3,216,225
Monster Worldwide Inc *	42,600	1,221,768
OfficeMax Inc †	13,100	389,987
Omnicom Group Inc	48,600	3,881,196
RadioShack Corp †	254,100	5,887,497
Starwood Hotels & Resorts Worldwide Inc	54,300	3,180,351
Target Corp	98,300	5,348,503
The DIRECTV Group Inc *	351,234	5,444,127
Time Warner Inc *	690,250	11,534,077
VeriSign Inc * †	101,400	2,916,264
Williams-Sonoma Inc *	198,400	7,850,688

		129,345,703

Consumer Staples - 6.90%

Altria Group Inc	117,800	7,616,948
Anheuser-Busch Cos Inc	77,300	3,536,475
Campbell Soup Co †	546,700	16,821,959
Kraft Foods Inc ‘A’ †	182,300	5,798,963
PepsiCo Inc	421,900	22,753,067
Sysco Corp †	115,600	4,183,564
The Pepsi Bottling Group Inc	178,900	5,118,329
The Procter & Gamble Co	101,400	5,348,850

		71,178,155

Energy - 3.50%

Arch Coal Inc †	73,500	4,003,545
Baker Hughes Inc	141,800	7,254,488
BJ Services Co	107,900	5,662,592
Calpine Corp * †	1,259,800	4,283,320
Noble Energy Inc †	60,400	4,569,260
The Williams Cos Inc	220,300	4,185,700
Weatherford International Ltd * (Bermuda)	105,400	6,111,092

		36,069,997

Financial Services - 16.47%

American International Group Inc	110,850	6,440,385
AmeriCredit Corp * †	150,000	3,825,000
Assurant Inc †	75,400	2,721,940
Everest Re Group Ltd (Barbados)	7,300	678,900
General Growth Properties Inc	122,130	5,018,322
Golden West Financial Corp	75,200	4,841,376
JPMorgan Chase & Co	719,524	25,413,588
SLM Corp	1,157,000	58,775,600
State Street Corp	36,400	1,756,300
The Chubb Corp	73,500	6,292,335
The Hartford Financial Services Group Inc	80,100	5,989,878
The PMI Group Inc †	238,300	9,288,934
Washington Mutual Inc	475,300	19,339,957
Wells Fargo & Co	238,000	14,656,040
XL Capital Ltd ‘A’ (Bermuda)	66,200	4,926,604

		169,965,159

Health Care - 16.97%

Allergan Inc	232,190	19,791,876
AmerisourceBergen Corp	66,800	4,619,220
AstraZeneca PLC ADR † (United Kingdom)	922,600	38,066,476
Baxter International Inc	173,000	6,418,300
DaVita Inc * †	155,700	7,081,236
Eli Lilly & Co	212,500	11,838,375
Forest Laboratories Inc *	711,300	27,634,005
Guidant Corp	117,900	7,934,670
ImClone Systems Inc * †	57,100	1,768,387
IVAX Corp *	87,100	1,872,650
Lincare Holdings Inc *	181,600	7,416,544
McKesson Corp	91,400	4,093,806
Medco Health Solutions Inc *	126,400	6,744,704
Millennium Pharmaceuticals Inc *	590,200	5,471,154
PacifiCare Health Systems Inc *	64,600	4,615,670
Sepracor Inc * †	122,800	7,369,228
Teva Pharmaceutical Industries Ltd ADR † (Israel)	194,900	6,069,186
WellPoint Inc *	90,800	6,323,312

		175,128,799

Integrated Oils - 5.36%

Exxon Mobil Corp	256,200	14,723,814
Royal Dutch Petroleum Co ‘NY’ (Netherlands)	212,200	13,771,780
Schlumberger Ltd	126,600	9,614,004
Shell Transport & Trading Co PLC ADR † (United Kingdom)	73,800	4,284,828
Transocean Inc *	155,200	8,376,144
Unocal Corp	69,800	4,540,490

		55,311,060

Materials & Processing - 5.11%

Air Products & Chemicals Inc	97,500	5,879,250
Alcoa Inc	113,400	2,963,142
American Standard Cos Inc	337,800	14,160,576
E.I. du Pont de Nemours & Co	52,235	2,246,627
Fluor Corp	91,300	5,257,967
Huntsman Corp * †	159,500	3,233,065
International Paper Co	122,100	3,688,641
Methanex Corp (Canada)	252,500	4,158,675
The Dow Chemical Co	250,100	11,136,953

		52,724,896

Multi-Industry - 4.66%

3M Co	37,000	2,675,100
General Electric Co	1,081,800	37,484,370
Tyco International Ltd (Bermuda)	270,000	7,884,000

		48,043,470

Producer Durables - 5.93%

Agilent Technologies Inc *	117,000	2,693,340
American Tower Corp ‘A’ * †	315,800	6,638,116
Applied Materials Inc	251,900	4,075,742
Danaher Corp	94,500	4,946,130
Illinois Tool Works Inc	132,400	10,549,632
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	125,400	8,947,290
KLA-Tencor Corp †	78,900	3,447,930

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
Lexmark International Inc ‘A’ *	44,300	$2,871,969
Polycom Inc *	241,600	3,602,256
The Boeing Co	99,300	6,553,800
United Technologies Corp	134,800	6,921,980

		61,248,185

Technology - 11.39%

Accenture Ltd ‘A’ * (Bermuda)	204,900	4,645,083
Affiliated Computer Services Inc ‘A’ * †	196,100	10,020,710
Altera Corp *	161,800	3,206,876
Applera Corp-Applied Biosystems Group	129,300	2,543,331
Avnet Inc *	223,000	5,024,190
BMC Software Inc *	154,800	2,778,660
Cadence Design Systems Inc *	213,700	2,919,142
Cisco Systems Inc *	633,100	12,098,541
Flextronics International Ltd * † (Singapore)	610,400	8,063,384
Freescale Semiconductor Inc ‘A’ * †	190,100	3,994,001
General Dynamics Corp	22,800	2,497,512
Hewlett-Packard Co	169,200	3,977,892
International Rectifier Corp * †	78,400	3,741,248
Jabil Circuit Inc * †	199,400	6,127,562
JDS Uniphase Corp * †	1,292,100	1,963,992
Microsoft Corp	784,200	19,479,528
QUALCOMM Inc	83,600	2,759,636
SAP AG ADR † (Germany)	332,000	14,375,600
Seagate Technology * (Cayman)	83,300	1,461,915
Silicon Laboratories Inc * †	136,300	3,572,423
Sun Microsystems Inc *	609,100	2,271,943

		117,523,169

Utilities - 7.05%

Cablevision Systems Corp NY ‘A’ * †	125,909	4,054,270
Edison International	95,700	3,880,635
Kinder Morgan Inc	117,427	9,769,926
Kinder Morgan Management LLC * †	116,230	5,346,580
MDU Resources Group Inc	68,000	1,915,560
Qwest Communications International Inc * †	1,226,500	4,550,315
Sprint Corp	1,090,200	27,353,118
The AES Corp *	455,100	7,454,538
Verizon Communications Inc	243,500	8,412,925

		72,737,867

Total Common Stocks (Cost $924,148,763)		1,004,267,161

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.40%

Repurchase Agreement - 2.40%

State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $24,767,513; collateralized by U.S. Treasury Notes 3.500% due 11/15/09 and market value $25,263,050)	$24,766,000	24,766,000

Total Short-Term Investment (Cost $24,766,000)		24,766,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.73% (Cost $948,914,763)		1,029,033,161

	Shares
SECURITIES LENDING COLLATERAL - 11.47%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $118,409,779)	118,409,779	118,409,779

TOTAL INVESTMENTS - 111.20% (Cost $1,067,324,542)		1,147,442,940

OTHER ASSETS & LIABILITIES, NET - (11.20%)		(115,581,908)

NET ASSETS - 100.00%		$1,031,861,032

Note to Schedule of Investments
(a)	As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Health Care	16.97%
Financial Services	16.47%
Short-Term Investment & Securities Lending Collateral	13.87%
Consumer Discretionary	12.54%
Technology	11.39%
Utilities	7.05%
Consumer Staples	6.90%
Producer Durables	5.93%
Integrated Oils	5.36%
Materials & Processing	5.11%
Multi-Industry	4.66%
Energy	3.50%
Autos & Transportation	1.45%

111.20%
Other Assets & Liabilities, Net	(11.20%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.07%

Autos & Transportation - 0.35%

United Parcel Service Inc ‘B’	16,000	$1,106,560

Consumer Discretionary - 22.72%

Amazon.com Inc * †	123,900	4,098,612
Carnival Corp	30,200	1,647,410
Clear Channel Communications Inc	53,000	1,639,290
Costco Wholesale Corp	67,900	3,043,278
Dollar Tree Stores Inc *	95,000	2,280,000
eBay Inc *	100,800	3,327,408
Google Inc ‘A’ *	17,600	5,177,040
IAC/InterActiveCorp * †	248,900	5,986,045
Kimberly-Clark Corp	19,000	1,189,210
Las Vegas Sands Corp * †	69,600	2,488,200
Leggett & Platt Inc	31,200	829,296
Lowe’s Cos Inc	124,800	7,265,856
Monster Worldwide Inc *	120,600	3,458,808
Omnicom Group Inc	40,900	3,266,274
Target Corp	64,500	3,509,445
The DIRECTV Group Inc *	75,900	1,176,450
The Walt Disney Co	118,800	2,991,384
Time Warner Inc *	318,510	5,322,302
VeriSign Inc *	186,700	5,369,492
Williams-Sonoma Inc *	92,900	3,676,053
Yahoo! Inc *	106,600	3,693,690

		71,435,543

Consumer Staples - 3.30%

Anheuser-Busch Cos Inc	36,400	1,665,300
PepsiCo Inc	114,100	6,153,413
Sysco Corp	70,900	2,565,871

		10,384,584

Energy - 0.92%

Weatherford International Ltd * (Bermuda)	50,000	2,899,000

Financial Services - 11.35%

American International Group Inc	69,300	4,026,330
AmeriCredit Corp *	52,000	1,326,000
Automatic Data Processing Inc	84,000	3,525,480
CheckFree Corp *	57,800	1,968,668
Fannie Mae	112,100	6,546,640
Freddie Mac	88,900	5,798,947
JPMorgan Chase & Co	30,900	1,091,388
SLM Corp	72,800	3,698,240
Washington Mutual Inc	68,000	2,766,920
Wells Fargo & Co	80,300	4,944,874

		35,693,487

Health Care - 17.98%

Allergan Inc	27,600	2,352,624
Amylin Pharmaceuticals Inc * †	143,100	2,995,083
AstraZeneca PLC ADR (United Kingdom)	211,300	8,718,238
DaVita Inc *	15,200	691,296
Eli Lilly & Co	82,700	4,607,217
Forest Laboratories Inc *	182,000	7,070,700
Genentech Inc *	24,400	1,958,832
Guidant Corp	66,700	4,488,910
ImClone Systems Inc *	49,900	1,545,403
IVAX Corp *	64,500	1,386,750
Lincare Holdings Inc *	11,100	453,324
Medco Health Solutions Inc *	25,300	1,350,008
Millennium Pharmaceuticals Inc *	470,400	4,360,608
Pfizer Inc	33,300	918,414
Protein Design Labs Inc * †	116,200	2,348,402
Sepracor Inc *	53,400	3,204,534
Teva Pharmaceutical Industries Ltd ADR † (Israel)	143,300	4,462,362
WellPoint Inc *	52,000	3,621,280

		56,533,985

Integrated Oils - 1.49%

Schlumberger Ltd	61,500	4,670,310

Multi-Industry - 2.98%

3M Co	21,400	1,547,220
General Electric Co	200,000	6,930,000
Tyco International Ltd (Bermuda)	31,000	905,200

		9,382,420

Producer Durables - 9.96%

Agilent Technologies Inc *	317,100	7,299,642
American Tower Corp ‘A’ * †	115,000	2,417,300
Applied Materials Inc	733,700	11,871,266
Cymer Inc * †	60,600	1,596,810
Illinois Tool Works Inc	26,200	2,087,616
Lam Research Corp *	46,500	1,345,710
Lexmark International Inc ‘A’ *	13,500	875,205
Teradyne Inc *	78,400	938,448
United Technologies Corp	56,200	2,885,870

		31,317,867

Technology - 23.20%

Affiliated Computer Services Inc ‘A’ *	113,800	5,815,180
Altera Corp *	186,500	3,696,430
Applied Micro Circuits Corp * †	916,400	2,345,984
Brocade Communications Systems Inc * †	326,800	1,267,984
Cisco Systems Inc *	451,000	8,618,610
Corning Inc *	217,300	3,611,526
Flextronics International Ltd * (Singapore)	248,900	3,287,969
Intel Corp	93,100	2,426,186
Jabil Circuit Inc *	207,400	6,373,402
JDS Uniphase Corp * †	652,400	991,648
Juniper Networks Inc * †	138,300	3,482,394
Linear Technology Corp	104,700	3,841,443
Maxim Integrated Products Inc	74,600	2,850,466
Microsoft Corp	144,600	3,591,864
PMC-Sierra Inc *	375,900	3,507,147
QUALCOMM Inc	211,700	6,988,217
SAP AG ADR † (Germany)	142,100	6,152,930
Xilinx Inc	160,200	4,085,100

		72,934,480

Utilities - 2.82%

Kinder Morgan Inc	31,600	2,629,120
Sprint Corp	150,600	3,778,554
The AES Corp *	150,400	2,463,552

		8,871,226

Total Common Stocks (Cost $296,626,755)		305,229,462

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 3.28%

Repurchase Agreement - 3.28%

State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $10,317,630; collateralized by U.S. Treasury Notes 3.625% due 06/30/07 and market value $10,526,825)	$10,317,000	$10,317,000

Total Short-Term Investment (Cost $10,317,000)		10,317,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.35% (Cost $306,943,755)		315,546,462

	Shares
SECURITIES LENDING COLLATERAL - 10.89%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $34,234,984)	34,234,984	34,234,984

TOTAL INVESTMENTS - 111.24% (Cost $341,178,739)		349,781,446

OTHER ASSETS & LIABILITIES, NET — (11.24%)		(35,347,849)

NET ASSETS - 100.00%		$314,433,597

Note to Schedule of Investments
(a)	As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Technology	23.20%
Consumer Discretionary	22.72%
Health Care	17.98%
Short-Term Investment & Securities Lending Collateral	14.17%
Financial Services	11.35%
Producer Durables	9.96%
Consumer Staples	3.30%
Multi-Industry	2.98%
Utilities	2.82%
Integrated Oils	1.49%
Energy	0.92%
Autos & Transportation	0.35%

111.24%
Other Assets & Liabilities, Net	(11.24%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.98%

Consumer Discretionary - 14.76%
Atari Inc *	78,700	$218,786
Blue Nile Inc * †	5,810	189,929
eBay Inc *	31,760	1,048,398
Electronic Arts Inc *	12,430	703,662
Google Inc ‘A’ *	7,510	2,209,066
Image Entertainment Inc *	31,600	88,796
Kenexa Corp * †	32,300	426,360
Lions Gate Entertainment Corp * † (Canada)	28,500	292,410
Marvel Enterprises Inc * †	59,030	1,164,072
Netflix Inc * †	28,150	461,942
Sony Corp ADR (Japan)	22,410	771,800
Sportingbet PLC * + (United Kingdom)	65,670	385,927
VeriSign Inc *	32,410	932,112
XM Satellite Radio Holdings Inc ‘A’ *	58,840	1,980,554
Yahoo! Inc *	53,500	1,853,775

		12,727,589

Consumer Staples - 0.58%

Provide Commerce Inc * †	23,220	501,320

Financial Services - 4.92%

Alliance Data Systems Corp *	11,800	478,608
DST Systems Inc *	15,710	735,228
Euronet Worldwide Inc * †	14,400	418,608
First Data Corp	26,200	1,051,668
Global Payments Inc †	13,440	911,232
Huron Consulting Group Inc * †	18,360	432,378
Paychex Inc	6,700	218,018

		4,245,740

Health Care - 2.77%

Gen-Probe Inc *	14,300	518,089
Kensey Nash Corp * †	16,500	498,960
NitroMed Inc * †	18,500	359,825
Rigel Pharmaceuticals Inc * †	15,360	305,971
Salix Pharmaceuticals Ltd * †	40,020	706,753

		2,389,598

Materials & Processing - 0.26%

HouseValues Inc * †	12,620	228,170

Producer Durables - 7.20%

American Tower Corp ‘A’ * †	76,080	1,599,202
ATMI Inc * †	19,070	553,221
Crown Castle International Corp *	90,000	1,828,800
Lam Research Corp *	11,610	335,993
Lexmark International Inc ‘A’ *	9,850	638,576
SBA Communications Corp ‘A’ * †	92,610	1,250,235

		6,206,027

Technology - 58.12%

3Com Corp *	159,730	581,417
Advanced Micro Devices Inc * †	16,300	282,642
Affiliated Computer Services Inc ‘A’ *	8,600	439,460
Agile Software Corp *	58,830	370,629
Alcatel ADR * † (France)	76,200	831,342
Amdocs Ltd * (United Kingdom)	33,870	895,184
Apple Computer Inc *	22,710	835,955
Broadcom Corp ‘A’ *	47,000	1,668,970
Business Objects SA ADR * (France)	19,050	501,015
Check Point Software Technologies Ltd * (Israel)	44,240	875,952
ChipMOS TECHNOLOGIES Ltd * † (Bermuda)	160,000	1,057,600
Citrix Systems Inc *	34,010	736,657
Cognizant Technology Solutions Corp ‘A’ *	40,830	1,924,318
Cognos Inc * (Canada)	15,200	518,928
Computer Associates International Inc	20,720	569,386
Computer Sciences Corp *	10,680	466,716
Comverse Technology Inc *	44,370	1,049,350
Dell Inc *	21,870	864,084
Embarcadero Technologies Inc * †	76,390	428,548
EMC Corp *	41,150	564,166
FormFactor Inc * †	47,270	1,248,873
Harris Corp	33,010	1,030,242
Hutchinson Technology Inc * †	6,800	261,868
Infocrossing Inc * †	26,110	325,592
Infosys Technologies Ltd ADR † (India)	13,360	1,034,999
InPhonic Inc * †	50,750	780,535
Intel Corp	26,540	691,632
International Business Machines Corp	7,580	562,436
Komag Inc * †	15,225	431,933
Macromedia Inc *	18,690	714,332
Marvell Technology Group Ltd * (Bermuda)	88,270	3,357,791
McAfee Inc *	34,890	913,420
MEMC Electronic Materials Inc *	62,800	990,356
Mercury Interactive Corp *	20,250	776,790
Microsemi Corp * †	27,570	518,316
Motorola Inc	28,140	513,836
NAVTEQ Corp *	31,040	1,154,067
NCR Corp *	21,850	767,372
NVIDIA Corp *	65,420	1,748,022
Oracle Corp *	81,040	1,069,728
Parametric Technology Corp *	72,750	464,145
PortalPlayer Inc * †	66,500	1,384,530
Rackable Systems Inc * †	37,200	446,400
Samsung Electronics Co Ltd GDR ~ (South Korea)	5,580	1,333,585
SanDisk Corp *	21,390	507,585
SAP AG ADR (Germany)	25,440	1,101,552
Scientific-Atlanta Inc	7,440	247,529
Seagate Technology * (Cayman)	40,390	708,844
Silicon Image Inc *	53,250	546,345
SiRF Technology Holdings Inc * †	134,860	2,384,325
SpectraSite Inc *	4,820	358,753
Symantec Corp *	43,810	952,429
Symbol Technologies Inc	51,970	512,944
Synopsys Inc *	35,700	595,119
TIBCO Software Inc *	65,830	430,528
Trident Microsystems Inc * †	38,240	867,666
Trimble Navigation Ltd *	12,190	475,044
VERITAS Software Corp *	19,920	486,048
Virage Logic Corp * †	82,730	852,119
Volterra Semiconductor Corp * †	29,300	436,277
White Electronic Designs Corp *	79,600	441,780
Zebra Technologies Corp ‘A’ *	5,250	229,898

		50,117,904

Utilities - 7.37%

Alltel Corp	13,880	864,446
Dobson Communications Corp ‘A’ * †	220,710	940,225
Millicom International Cellular SA * † (Luxembourg)	81,880	1,501,679
Mobile TeleSystems OJSC ADR † (Russia)	28,030	943,210
Sprint Corp	35,400	888,186
Ubiquitel Inc * †	38,300	312,528
VimpelCom ADR * † (Russia)	26,550	903,496

		6,353,770

Total Common Stocks (Cost $76,897,816)		82,770,118

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 5.09%

Repurchase Agreement - 5.09%

State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $4,387,268; collateralized by U.S. Treasury Notes 3.500% due 11/15/09 and market value $4,477,500)	$4,387,000	$4,387,000

Total Short-Term Investment (Cost $4,387,000)		4,387,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 101.07% (Cost $81,284,816)		87,157,118

	Shares
SECURITIES LENDING COLLATERAL - 24.58%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $21,194,363)	21,194,363	21,194,363

TOTAL INVESTMENTS - 125.65% (Cost $102,479,179)		108,351,481

OTHER ASSETS & LIABILITIES, NET - (25.65%)		(22,120,947)

NET ASSETS - 100.00%		$86,230,534

Notes to Schedule of Investments
(a)	As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Technology	58.12%
Short-Term Investment & Securities Lending Collateral	29.67%
Consumer Discretionary	14.76%
Utilities	7.37%
Producer Durables	7.20%
Financial Services	4.92%
Health Care	2.77%
Consumer Staples	0.58%
Materials & Processing	0.26%

125.65%
Other Assets & Liabilities, Net	(25.65%)

100.00%

(b)	Transactions in written options for the period ended June 30, 2005 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2004	—	$—
Call Options Written	796	87,595
Call Options Expired	(153)	(13,525)
Call Options Repurchased	(643)	(74,070)

Outstanding, June 30, 2005	—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES - 27.86%

Collateralized Mortgage Obligations - 14.87%

Bear Stearns Alt-A Trust
3.634% due 04/25/34 " §	$4,146,275	$4,150,443
3.664% due 01/25/35 " §	10,862,562	10,879,182
Countrywide Home Loan Mortgage Pass-Through Trust
3.944% due 08/25/33 " §	387,995	391,386
CS First Boston Mortgage Securities Corp
3.644% due 03/25/34 " §	2,036,040	2,038,946
3.744% due 02/25/34 " §	3,631,503	3,640,516
3.794% due 01/25/33 " §	3,216,585	3,225,276
CS First Boston Mortgage Securities Corp (IO)
1.886% due 11/15/36 ~ " §	23,870,507	1,274,776
2.063% due 05/15/38 ~ " §	20,985,698	1,359,997
5.500% due 04/25/33 -
06/25/33 " ±	984,876	73,550
5.750% due 05/25/33 "	569,571	40,915
Fannie Mae
4.264% due 10/25/31 " §	10,144,339	10,220,904
4.500% due 09/25/11 "	395,251	394,700
6.500% due 08/25/08 "	3,555,000	3,675,704
8.000% due 10/25/19 "	429,173	431,933
Fannie Mae Grantor Trust
3.336% due 11/28/35 " §	30,529,347	30,507,928
Freddie Mac
5.000% due 10/15/14 "	2,201,834	2,207,923
6.000% due 12/15/08 -
07/15/15 " ±	2,695,920	2,716,480
6.500% due 09/15/09 -
10/15/09 " ±	5,728,403	5,808,110
7.000% due 09/15/30 "	6,528,193	6,834,945
8.500% due 12/15/15 "	900,043	911,552
Impac CMB Trust
3.684% due 11/25/34 " §	12,836,053	12,868,423
3.704% due 10/25/34 " §	7,627,300	7,645,550
Impac Secured Assets Corp
3.714% due 11/25/34 " §	7,755,934	7,782,599
MASTR Adjustable Rate Mortgages Trust
3.694% due 11/25/34 " §	3,123,115	3,134,090
4.297% due 09/25/34 " §	4,761,501	4,824,739
Merrill Lynch Mortgage Investors Inc
4.275% due 07/25/33 " §	5,337,103	5,365,072
4.351% due 12/25/34 " §	4,412,867	4,481,315
Prudential Commercial Mortgage Trust (IO)
1.699% due 02/11/36 ~ " §	40,327,230	2,469,176
Sequoia Mortgage Trust
3.658% due 11/20/34 " §	7,859,482	7,859,218
Structured Adjustable Rate Mortgage Loan Trust
4.492% due 05/25/34 " §	7,083,218	7,139,849
4.655% due 02/25/34 " §	940,999	949,544
4.766% due 06/25/34 " §	11,264,097	11,215,990
5.009% due 03/25/34 " §	2,493,260	2,503,071
5.155% due 02/25/35 " §	3,669,138	3,690,191
Structured Asset Securities Corp
4.700% due 11/25/33 " §	4,060,708	4,084,775
5.000% due 07/25/33 " §	1,685,072	1,666,269
Washington Mutual Inc
3.474% due 07/15/10 # " §	18,000,000	18,000,000
Washington Mutual Inc (IO)
0.501% due 02/25/34 " §	12,050,946	86,099
1.181% due 01/25/08 " §	4,918,191	98,264
Washington Mutual MSC Mortgage Pass-Through Certificates
7.000% due 03/25/34 "	5,964,299	6,154,929

		202,804,329

Fannie Mae - 8.48%

3.475% due 08/01/33 " §	18,686,839	18,384,181
3.639% due 05/01/33 " §	1,690,677	1,698,973
4.243% due 05/01/33 " §	10,332,627	10,384,823
4.590% due 02/01/33 " §	7,136,232	7,219,929
4.654% due 01/01/35 " §	9,607,973	9,684,057
4.721% due 04/01/33 " §	3,310,493	3,341,932
4.871% due 06/01/33 " §	6,172,998	6,236,939
5.500% due 03/01/18 -
12/01/18 " ±	24,962,953	25,656,004
6.000% due 01/01/18 "	17,003,281	17,591,846
6.500% due 05/01/33 "	8,921,441	9,241,385
7.000% due 05/01/33 -
06/01/33 " ±	5,941,671	6,268,543

		115,708,612

Freddie Mac - 2.38%

5.500% due 02/01/12 -
04/01/18 " ±	11,872,267	12,178,640
6.000% due 04/01/33 "	16,990,382	17,438,572
6.500% due 12/01/32 "	2,808,061	2,913,939

		32,531,151

Government National Mortgage Association - 2.13%

4.250% due 07/20/34 " §	18,147,558	18,081,898
4.500% due 09/20/34 " §	10,979,401	10,992,606

		29,074,504

Total Mortgage-Backed Securities (Cost $383,503,717)		380,118,596

ASSET-BACKED SECURITIES - 9.79%

AmeriCredit Automobile Receivables Trust
2.110% due 08/06/07 "	3,533,191	3,530,105
2.140% due 12/06/07 "	6,527,187	6,508,374
4.460% due 04/12/09 "	12,596,582	12,642,383
5.010% due 07/14/08 "	2,168,253	2,179,393
5.370% due 06/12/08 "	2,458,295	2,469,460
Capital One Auto Finance Trust
1.830% due 10/15/07 "	2,234,114	2,225,467
5.400% due 05/15/08 "	2,203,367	2,209,845
Countrywide Home Equity Loan Trust
3.440% due 12/15/29 " §	7,481,218	7,507,472
3.440% due 04/15/30 " §	6,185,250	6,193,412
3.460% due 05/15/28 " §	4,990,455	4,997,130
3.460% due 02/15/30 " §	17,118,646	17,147,861
3.480% due 10/15/28 " §	4,695,810	4,700,947
3.480% due 06/15/29 " §	3,641,958	3,649,536
3.570% due 03/15/29 " §	8,166,292	8,195,039
CPS Auto Trust
2.688% due 04/15/10 ~ "	9,912,478	9,790,118
First Auto Receivables Group Trust
1.965% due 12/15/07 ~ "	3,357,520	3,345,378
Household Automotive Trust
5.390% due 08/17/08 "	2,503,267	2,515,523
Household Home Equity Loan Trust
3.610% due 09/20/33 " §	6,915,420	6,942,337
Merrill Lynch Mortgage Investors Inc
3.664% due 07/25/35 " §	11,000,000	11,038,337
Park Place Securities Inc
3.674% due 10/25/34 " §	6,000,000	6,017,923
Residential Asset Mortgage Products Inc
3.564% due 02/25/34 " §	4,374,946	4,384,283

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal
	Amount	Value
Residential Asset Securities Corp (IO)
3.500% due 11/25/05 "	$2,162,759	$22,411
Triad Auto Receivables Owner Trust
2.480% due 03/12/08 "	5,358,551	5,332,049

Total Asset-Backed Securities (Cost $134,047,741)		133,544,783

U.S. GOVERNMENT AGENCY ISSUES - 47.26%

Fannie Mae
2.100% due 04/19/06	11,000,000	10,860,454
2.150% due 04/13/06	21,000,000	20,747,370
2.300% due 04/28/06	35,000,000	34,595,050
2.530% due 04/07/06	20,000,000	19,821,560
2.550% due 04/13/07	8,400,000	8,221,668
2.875% due 05/19/08	14,000,000	13,624,576
3.010% due 06/02/06	12,000,000	11,911,008
3.050% due 10/13/06	29,000,000	28,735,868
3.150% due 03/08/07	23,650,000	23,404,679
3.250% due 06/28/06	30,974,000	30,802,652
3.250% due 07/12/06 †	16,000,000	15,918,624
3.550% due 01/12/07	25,000,000	24,909,975
3.750% due 09/15/08	15,000,000	14,879,835
5.500% due 02/15/06	12,000,000	12,131,808
Federal Farm Credit Bank
3.650% due 12/03/07	8,000,000	7,964,608
Federal Home Loan Bank
2.010% due 03/17/06	7,000,000	6,916,084
2.250% due 07/28/06	10,000,000	9,841,650
2.300% due 08/30/06	13,600,000	13,374,974
2.500% due 04/11/06	11,000,000	10,897,854
2.720% due 10/26/06	5,500,000	5,424,688
2.750% due 05/15/06	10,000,000	9,916,440
2.875% due 05/22/06	25,000,000	24,813,225
2.875% due 05/23/06 †	20,000,000	19,850,080
2.970% due 09/17/07	10,000,000	9,820,880
3.015% due 05/23/06	11,000,000	10,931,261
3.259% due 12/13/06 §	27,000,000	27,001,755
3.790% due 11/28/08	5,000,000	4,933,625
4.125% due 02/15/08	10,000,000	10,057,820
4.875% due 02/15/07	31,000,000	31,513,236
5.375% due 02/15/07	5,000,000	5,119,350
Freddie Mac
2.150% due 02/10/06	15,000,000	14,861,250
2.270% due 04/28/06	17,000,000	16,800,556
2.500% due 12/30/05	25,000,000	24,855,300
2.810% due 02/02/06	20,000,000	19,897,780
3.000% due 04/25/07	10,000,000	9,864,830
3.000% due 07/09/08	18,535,000	18,071,347
5.250% due 01/15/06	46,000,000	46,354,016
6.750% due 05/30/06	7,800,000	8,009,048
7.100% due 04/10/07	6,705,000	7,083,752

Total U.S. Government Agency Issues (Cost $646,803,029)		644,740,536

U.S. TREASURY OBLIGATIONS - 11.23%

U.S. Treasury Notes - 11.23%

3.375% due 02/28/07	30,000,000	29,878,140
3.375% due 02/15/08 †	47,500,000	47,169,733
3.625% due 04/30/07 †	39,200,000	39,190,827
4.000% due 02/15/15 †	3,000,000	3,011,604
4.750% due 05/15/14 †	32,000,000	33,965,024

		153,215,328

Total U.S. Treasury Obligations (Cost $152,711,258)		153,215,328

SHORT-TERM INVESTMENTS - 4.36%

Repurchase Agreements - 4.36%

State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $6,440,394; collateralized by U.S. Treasury Notes 3.625% due 06/30/07 and market value $6,571,775)	6,440,000	6,440,000

UBS Securities Inc 2.900% due 07/01/05 (Dated 06/30/05, repurchase price of $53,004,269; collateralized by U.S. Treasury Notes 2.000% due 05/15/06 and market value $55,779,378)	53,000,000	53,000,000

		59,440,000

Total Short-Term Investments (Cost $59,440,000)		59,440,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.50% (Cost $1,376,505,745)		1,371,059,243

	Shares
SECURITIES LENDING COLLATERAL - 11.80%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $160,946,011)	160,946,011	160,946,011

TOTAL INVESTMENTS - 112.30% (Cost $1,537,451,756)		1,532,005,254

OTHER ASSETS & LIABILITIES, NET - (12.30%)		(167,846,402)

NET ASSETS - 100.00%		$1,364,158,852

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Notes to Schedule of Investments
(a)	As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

U.S. Government Agency Issues	47.26%
Mortgage-Backed Securities	27.86%
Short-Term Investments & Securities Lending Collateral	16.16%
U.S. Treasury Obligations	11.23%
Asset-Backed Securities	9.79%

112.30%
Other Assets & Liabilities, Net	(12.30%)

100.00%

(b)	The amount of $2,900,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts as of June 30, 2005:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Eurodollar (09/05)	791	$791,000,000	($224,821)
Eurodollar (12/05)	429	429,000,000	(44,624)
Eurodollar (03/06)	42	42,000,000	17,707
Eurodollar (06/06)	125	125,000,000	80,825
Eurodollar (06/07)	75	75,000,000	40,309
30-Day Federal Funds (07/05)	315	131,260,500	(14,197)
U.S. Treasury 2-Year Notes (09/05)	1,472	294,400,000	(390,720)
U.S. Treasury 5-Year Notes (09/05)	197	19,700,000	(21,208)

Short Futures Outstanding
Eurodollar (09/06)	722	722,000,000	(104,954)
Eurodollar (12/06)	510	510,000,000	(97,323)
Eurodollar (03/07)	25	25,000,000	2,727
10-Year Interest Rate Swap (09/05)	304	30,400,000	(566,101)
U.S. Treasury 30-Year Bonds (09/05)	129	12,900,000	(200,180)

			($1,522,560)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
CONCENTRATED GROWTH PORTFOLIO (Formerly I-Net Tollkeeper PortfolioSM)
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.56%

Consumer Discretionary - 42.76%

Carnival Corp	22,460	$1,225,193
Cendant Corp	126,410	2,827,792
Clear Channel Communications Inc †	35,974	1,112,676
EchoStar Communications Corp ‘A’	18,730	564,709
Electronic Arts Inc *	5,140	290,975
Google Inc ‘A’ *	2,930	861,860
Harrah’s Entertainment Inc	36,810	2,652,897
Lowe’s Cos Inc	24,890	1,449,096
Starwood Hotels & Resorts Worldwide Inc	14,100	825,837
The E.W. Scripps Co ‘A’	12,640	616,832
The McGraw-Hill Cos Inc	65,760	2,909,880
Time Warner Inc *	67,250	1,123,748
Univision Communications Inc ‘A’ *	91,840	2,530,192
Viacom Inc ‘B’	85,818	2,747,892
Wal-Mart Stores Inc	38,290	1,845,578
Westwood One Inc	27,170	555,083
Yahoo! Inc *	15,870	549,896

		24,690,136

Consumer Staples - 5.47%

PepsiCo Inc	39,000	2,103,270
Wm. Wrigley Jr. Co	15,310	1,053,940

		3,157,210

Financial Services - 19.13%

Fannie Mae	20,220	1,180,848
First Data Corp	72,200	2,898,108
Freddie Mac	49,090	3,202,141
MBNA Corp	54,870	1,435,399
Moody’s Corp	19,000	854,240
The Charles Schwab Corp	131,000	1,477,680

		11,048,416

Health Care - 8.45%

Caremark Rx Inc *	52,950	2,357,334
Medco Health Solutions Inc *	16,350	872,436
Stryker Corp	34,700	1,650,332

		4,880,102

Integrated Oils - 1.97%

Schlumberger Ltd #	14,960	1,136,062

Producer Durables - 2.62%

American Tower Corp ‘A’ * †	29,030	610,211
Crown Castle International Corp *	44,350	901,192

		1,511,403

Technology - 17.13%

Cisco Systems Inc *	78,430	1,498,797
Dell Inc *	43,720	1,727,377
Linear Technology Corp	22,020	807,914
Microsoft Corp	109,550	2,721,222
QUALCOMM Inc	94,930	3,133,639

		9,888,949

Utilities - 2.03%

Cablevision Systems Corp NY ‘A’ * †	27,610	889,042
Comcast Corp Special ‘A’ *	9,480	283,926
		1,172,968

Total Common Stocks (Cost $57,186,721)		57,485,246

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.30%

Repurchase Agreement - 0.30%

State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $171,010; collateralized by U.S. Treasury Notes 3.500% due 11/15/09 and market value $179,100)	$171,000	171,000

Total Short-Term Investment (Cost $171,000)		171,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.86% (Cost $57,357,721)		57,656,246

	Shares
SECURITIES LENDING COLLATERAL - 4.51%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $2,605,380)	2,605,380	2,605,380

TOTAL INVESTMENTS - 104.37% (Cost $59,963,101)		60,261,626

OTHER ASSETS & LIABILITIES, NET - (4.37%)		(2,520,515)

NET ASSETS - 100.00%		$57,741,111

Note to Schedule of Investments
(a)	As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	42.76%
Financial Services	19.13%
Technology	17.13%
Health Care	8.45%
Consumer Staples	5.47%
Short-Term Investment & Securities Lending Collateral	4.81%
Producer Durables	2.62%
Utilities	2.03%
Integrated Oils	1.97%

104.37%
Other Assets & Liabilities, Net	(4.37%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.37%

Financial Services - 0.37%

Fannie Mae	97,150	$5,413,081

Total Preferred Stocks (Cost $4,857,500)		5,413,081

COMMON STOCKS - 97.22%

Autos & Transportation - 6.73%

Bayerische Motoren Werke AG † + (Germany)	334,652	15,225,144
C.H. Robinson Worldwide Inc	304,805	17,739,651
Canadian National Railway Co (Canada)	581,462	33,521,313
FedEx Corp	264,810	21,452,258
Union Pacific Corp	172,715	11,191,932

		99,130,298

Consumer Discretionary - 27.86%

Amazon.com Inc * †	113,105	3,741,513
Avon Products Inc	185,715	7,029,313
Best Buy Co Inc	243,755	16,709,405
Clear Channel Communications Inc	225,585	6,977,344
eBay Inc *	167,350	5,524,224
Electronic Arts Inc *	283,725	16,061,672
Harman International Industries Inc	129,625	10,546,290
Lamar Advertising Co ‘A’ *	180,070	7,701,594
Liberty Global Inc ‘A’ *	407,366	19,011,771
Liberty Media Corp ‘A’ *	5,417,577	55,205,110
Lions Gate Entertainment Corp * † (Canada)	448,635	4,602,995
Lowe’s Cos Inc	233,815	13,612,709
LVMH Moet Hennessy Louis Vuitton SA † + (France)	301,994	23,249,440
Marvel Enterprises Inc * †	439,337	8,663,726
Nike Inc ‘B’	294,265	25,483,349
PETsMART Inc	242,330	7,354,716
R.R. Donnelley & Sons Co	204,180	7,046,252
Staples Inc	1,114,665	23,764,658
Starwood Hotels & Resorts Worldwide Inc	622,850	36,480,324
The Walt Disney Co	513,900	12,940,002
Time Warner Inc *	2,086,793	34,870,311
Univision Communications Inc ‘A’ *	369,420	10,177,521
Wal-Mart Stores Inc	165,660	7,984,812
Yahoo! Inc *	1,320,890	45,768,838

		410,507,889

Consumer Staples - 3.27%

The Procter & Gamble Co	643,145	33,925,899
Whole Foods Market Inc	119,790	14,171,157

		48,097,056

Energy - 2.31%

Apache Corp	140,085	9,049,491
BJ Services Co	292,485	15,349,613
Reliant Energy Inc * †	782,145	9,682,955

		34,082,059

Financial Services - 12.23%

American Express Co	223,325	11,887,590
Automatic Data Processing Inc	237,190	9,954,864
Berkshire Hathaway Inc ‘B’ *	17,162	47,770,427
Chicago Mercantile Exchange Holdings Inc	10,155	3,000,803
Citigroup Inc	354,975	16,410,494
Fannie Mae	128,405	7,498,852
Freddie Mac	229,870	14,994,420
JPMorgan Chase & Co	1,269,868	44,851,738
NewAlliance Bancshares Inc	627,304	8,813,621
The Goldman Sachs Group Inc	147,460	15,043,869

		180,226,678

Health Care - 15.64%

Aetna Inc	175,170	14,507,579
Caremark Rx Inc *	720,535	32,078,218
Celgene Corp * †	325,760	13,281,235
Coventry Health Care Inc *	234,310	16,577,433
Eli Lilly & Co	323,400	18,016,614
Kinetic Concepts Inc *	142,760	8,565,600
LifePoint Hospitals Inc * †	80,924	4,088,281
Neurocrine Biosciences Inc * †	106,800	4,492,008
Roche Holding AG + (Switzerland)	404,691	51,062,714
Sanofi-Aventis † + (France)	212,183	17,377,396
UnitedHealth Group Inc	966,370	50,386,532

		230,433,610

Integrated Oils - 2.88%

Amerada Hess Corp	22,505	2,397,008
BP PLC ADR (United Kingdom)	400,225	24,966,036
EnCana Corp (NYSE) (Canada)	168,510	6,671,311
GlobalSantaFe Corp †	205,195	8,371,956

		42,406,311

Materials & Processing - 2.39%

Delta & Pine Land Co	135,525	3,396,257
Givaudan SA † + (Switzerland)	21,750	12,633,022
POSCO + (South Korea)	53,465	9,311,174
Syngenta AG * † + (Switzerland)	73,793	7,550,102
Syngenta AG ADR * (Switzerland)	111,435	2,272,160

		35,162,715

Multi-Industry - 4.70%

General Electric Co	492,600	17,068,590
Smiths Group PLC + (United Kingdom)	1,099,734	18,046,234
Tyco International Ltd (Bermuda)	1,170,205	34,169,986

		69,284,810

Producer Durables - 1.75%

Lockheed Martin Corp	284,135	18,431,838
Pentair Inc	169,935	7,274,917

		25,706,755

Technology - 15.12%

Check Point Software Technologies Ltd * (Israel)	302,210	5,983,758
Cisco Systems Inc *	1,534,835	29,330,697
Corning Inc *	848,085	14,095,173
Dell Inc *	565,585	22,346,263
Hewlett-Packard Co	512,915	12,058,632
Maxim Integrated Products Inc	713,300	27,255,193
Microsoft Corp	1,219,960	30,303,806
Motorola Inc	951,390	17,372,381
Samsung Electronics Co Ltd + (South Korea)	42,550	20,151,484
Texas Instruments Inc	1,563,550	43,888,848

		222,786,235

Utilities - 2.34%

Comcast Corp Special ‘A’ *	774,840	23,206,458
Nextel Partners Inc ‘A’ * †	448,325	11,284,340

		34,490,798

Total Common Stocks (Cost $1,174,323,806)		1,432,315,214

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 2.48%

Commercial Paper - 2.48%

Prudential Funding Corp
3.250% due 07/01/05	$36,600,000	$36,600,000

Repurchase Agreement - 0.00%

State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $3,000; collateralized by U.S. Treasury Notes 3.500% due 11/15/09 and market value $4,975)	3,000	3,000

Total Short-Term Investments (Cost $36,603,000)		36,603,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.07% (Cost $1,215,784,306)		1,474,331,295

	Shares
SECURITIES LENDING COLLATERAL - 6.36%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $93,724,966)	93,724,966	93,724,966

TOTAL INVESTMENTS - 106.43% (Cost $1,309,509,272)		1,568,056,261

OTHER ASSETS & LIABILITIES, NET - (6.43%)		(94,706,609)

NET ASSETS - 100.00%		$1,473,349,652

Notes to Schedule of Investments
(a)	As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	27.86%
Health Care	15.64%
Technology	15.12%
Financial Services	12.60%
Short-Term Investments & Securities Lending Collateral	8.84%
Autos & Transportation	6.73%
Multi-Industry	4.70%
Consumer Staples	3.27%
Integrated Oils	2.88%
Materials & Processing	2.39%
Utilities	2.34%
Energy	2.31%
Producer Durables	1.75%

106.43%
Other Assets & Liabilities, Net	(6.43%)

100.00%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Forward foreign currency contracts outstanding as of June 30, 2005 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Buy	CHF	4,900,000	07/05	($261,394)
Sell	CHF	15,935,000	07/05	869,160
Sell	CHF	16,300,000	08/05	876,820
Sell	EUR	6,000,000	07/05	498,502
Sell	EUR	5,600,000	08/05	446,212
Sell	EUR	1,700,000	09/05	181,760
Sell	EUR	1,600,000	12/05	(4,726)
Buy	KRW	5,750,000,000	11/05	(11,266)
Sell	KRW	17,200,000,000	11/05	492,904

				$3,087,972

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 5.16%

Autos & Transportation - 0.81%

America Latina Logistica SA + (Brazil)	28,300	$842,213

Materials & Processing - 4.35%

Caemi Mineracao e Metalurgica SA + (Brazil)	1,015,460	956,750
Cia Siderurgica de Tubarao + (Brazil)	74,299,970	3,543,170

		4,499,920

Total Preferred Stocks (Cost $4,556,862)		5,342,133

COMMON STOCKS - 83.71%

Autos & Transportation - 3.86%

Alexander & Baldwin Inc †	41,595	1,927,928
FedEx Corp	25,465	2,062,920

		3,990,848

Consumer Discretionary - 21.13%

Alberto-Culver Co	34,445	1,492,502
Avon Products Inc	45,855	1,735,612
CKX Inc *	23,380	300,784
CoStar Group Inc * †	37,245	1,623,882
IAC/InterActiveCorp * †	184,280	4,431,934
Liberty Global Inc ‘A’ *	36,640	1,709,989
LVMH Moet Hennessy Louis Vuitton SA + (France)	27,233	2,096,571
Puma AG Rudolf Dassler Sport + (Germany)	7,560	1,868,315
Tempur-Pedic International Inc * †	120,285	2,667,921
The Pep Boys-Manny, Moe & Jack †	103,610	1,402,879
Time Warner Inc *	81,300	1,358,523
Univision Communications Inc ‘A’ *	42,447	1,169,415

		21,858,327

Consumer Staples - 0.95%

Davide Campari-Milano SPA + (Italy)	134,413	984,561

Energy - 3.10%

EOG Resources Inc	56,425	3,204,940

Financial Services - 17.82%

Assurant Inc †	78,900	2,848,290
Berkshire Hathaway Inc ‘B’ *	733	2,040,305
CapitalSource Inc * †	233,650	4,586,550
Chicago Mercantile Exchange Holdings Inc	11,460	3,386,430
MarketAxess Holdings Inc * †	126,695	1,431,654
National Financial Partners Corp	84,980	3,326,117
Shinsei Bank Ltd + (Japan)	153,000	821,124

		18,440,470

Health Care - 19.65%

Celgene Corp * †	90,130	3,674,600
Dade Behring Holdings Inc †	110,010	7,151,750
Intuitive Surgical Inc * †	23,770	1,108,633
PacifiCare Health Systems Inc *	24,610	1,758,384
Roche Holding AG + (Switzerland)	23,709	2,991,532
Taro Pharmaceutical Industries Ltd * † (Israel)	58,925	1,712,950
Teva Pharmaceutical Industries Ltd ADR (Israel)	62,165	1,935,818

		20,333,667

Materials & Processing - 2.42%

Cia Siderurgica Nacional SA ADR † (Brazil)	154,725	2,498,809

Producer Durables - 2.67%

Desarrolladora Homex SA de CV ADR * † (Mexico)	52,205	1,431,461
KB Home	17,415	1,327,545

		2,759,006

Technology - 9.58%

ARM Holdings PLC + (United Kingdom)	287,784	580,938
Check Point Software Technologies Ltd * (Israel)	48,630	962,874
Cisco Systems Inc *	157,710	3,013,838
NAVTEQ Corp *	46,305	1,721,620
Research In Motion Ltd * (Canada)	28,575	2,107,406
Texas Instruments Inc	54,485	1,529,394

		9,916,070

Utilities - 2.53%

Jupiter Telecommunications Co Ltd * (Japan)	2,227	1,881,434
NeuStar Inc ‘A’ * #	28,600	732,160
		2,613,594

Total Common Stocks (Cost $74,723,288)		86,600,292

	Principal
	Amount
SHORT-TERM INVESTMENTS - 12.15%

Commercial Paper - 4.93%

Prudential Funding Corp 3.250% due 07/01/05	$5,100,000	5,100,000

U.S. Government Agency Issue - 7.15%

Fannie Mae 2.650% due 07/01/05	7,400,000	7,400,000

Repurchase Agreement - 0.07%

State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $69,004; collateralized by U.S. Treasury Bonds 7.250% due 05/15/16 and market value $70,821)	69,000	69,000

Total Short-Term Investments (Cost $12,569,000)		12,569,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 101.02% (Cost $91,849,150)		104,511,425

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 23.66%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $24,476,267)	24,476,267	$24,476,267

TOTAL INVESTMENTS - 124.68% (Cost $116,325,417)		128,987,692

OTHER ASSETS & LIABILITIES, NET - (24.68%)		(25,531,884)

NET ASSETS - 100.00%		$103,455,808

Notes to Schedule of Investments
(a) As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investments & Securities Lending Collateral	35.81%
Consumer Discretionary	21.13%
Health Care	19.65%
Financial Services	17.82%
Technology	9.58%
Materials & Processing	6.77%
Autos & Transportation	4.67%
Energy	3.10%
Producer Durables	2.67%
Utilities	2.53%
Consumer Staples	0.95%

124.68%
Other Assets & Liabilities, Net	(24.68%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.58%

Financial Services - 4.23%

CIGNA Corp †	43,600	$4,666,508
Universal American Financial Corp *	29,800	674,076

		5,340,584

Health Care - 90.35%

Advanced Medical Optics Inc * †	39,800	1,582,050
Alcon Inc (Switzerland)	13,700	1,498,095
American Pharmaceutical Partners Inc * †	37,500	1,546,875
Amgen Inc *	43,400	2,623,964
Andrx Corp * †	72,700	1,476,537
Aspreva Pharmaceuticals Corp * † (Canada)	34,000	526,660
AtheroGenics Inc * †	121,700	1,944,766
Avanir Pharmaceuticals ‘A’ * †	598,999	1,677,197
Axonyx Inc * †	250,000	332,500
Cardinal Health Inc †	21,100	1,214,938
Caremark Rx Inc *	48,900	2,177,028
Celgene Corp * †	63,300	2,580,741
Cerner Corp * †	41,600	2,827,552
Community Health Systems Inc * †	43,400	1,640,086
Conor Medsystems Inc * †	9,100	139,685
Cortex Pharmaceuticals Inc * †	56,800	133,480
Covance Inc *	21,300	955,731
Dov Pharmaceutical Inc * †	62,900	1,173,714
Eli Lilly & Co	72,000	4,011,120
Encysive Pharmaceuticals Inc * †	139,900	1,512,319
Genentech Inc *	57,500	4,616,100
Gilead Sciences Inc *	82,300	3,620,377
HCA Inc	48,300	2,737,161
Health Management Associates Inc ‘A’	45,900	1,201,662
Horizon Health Corp * †	30,000	701,700
Humana Inc *	53,200	2,114,168
Idenix Pharmaceuticals Inc * †	33,600	728,448
ImClone Systems Inc * †	79,500	2,462,115
INAMED Corp * †	25,200	1,687,644
IVAX Corp *	120,100	2,582,150
Keryx Biopharmaceuticals Inc * †	107,900	1,424,280
Ligand Pharmaceuticals Inc ‘B’ * †	293,100	2,037,045
McKesson Corp	37,300	1,670,667
Medco Health Solutions Inc *	25,400	1,355,344
Mentor Corp †	38,300	1,588,684
MGI PHARMA Inc * †	30,500	663,680
Myogen Inc * †	83,900	586,461
NitroMed Inc * †	78,600	1,528,770
Novartis AG ADR (Switzerland)	54,100	2,566,504
Nuvelo Inc * †	103,100	796,963
PacifiCare Health Systems Inc *	46,700	3,336,715
Pfizer Inc	147,000	4,054,260
Progenics Pharmaceuticals Inc * †	116,100	2,421,846
Regeneron Pharmaceuticals Inc * †	186,300	1,563,057
Roche Holding AG ADR † (Switzerland)	66,700	4,222,444
Sanofi-Aventis ADR (France)	82,900	3,398,071
Schering-Plough Corp	236,400	4,505,784
Sepracor Inc * †	29,400	1,764,294
Shire Pharmaceuticals Group PLC ADR † (United Kingdom)	63,700	2,089,360
Sierra Health Services Inc * †	13,300	950,418
St. Jude Medical Inc *	42,600	1,857,786
Telik Inc * †	93,300	1,517,058
Teva Pharmaceutical Industries Ltd ADR (Israel)	36,200	1,127,268
Triad Hospitals Inc * †	28,400	1,551,776
UnitedHealth Group Inc	23,800	1,240,932
Universal Health Services Inc ‘B’	14,200	882,956
Vertex Pharmaceuticals Inc * †	131,000	2,206,040
Vicuron Pharmaceuticals Inc * †	91,000	2,538,900
WellPoint Inc *	53,600	3,732,704
Xenoport Inc *	92,100	979,944

		114,186,574

Total Common Stocks (Cost $107,659,906)		119,527,158

EXCHANGE TRADED FUND - 1.65%

Pharmaceutical HOLDRS Trust †	28,400	2,082,288

Total Exchange Traded Fund (Cost $2,113,264)		2,082,288

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.84%

Commercial Paper - 3.84%

General Electric Capital Corp 3.250% due 07/01/05	$4,858,000	4,858,000

Total Short-Term Investment (Cost $4,858,000)		4,858,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.07% (Cost $114,631,170)		126,467,446

	Shares
SECURITIES LENDING COLLATERAL - 23.97%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $30,299,660)	30,299,660	30,299,660

TOTAL INVESTMENTS - 124.04% (Cost $144,930,830)		156,767,106

OTHER ASSETS & LIABILITIES, NET - (24.04%)		(30,386,426)

NET ASSETS - 100.00%		$126,380,680

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Notes to Schedule of Investments
(a) As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Health Care	90.35%
Short-Term Investment & Securities Lending Collateral	27.81%
Financial Services	4.23%
Exchange Traded Fund	1.65%

124.04%
Other Assets & Liabilities, Net	(24.04%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Transactions in written options for the period ended June 30, 2005 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2004	—	$—
Call Options Written	41	4,157
Call Options Repurchased	(41)	(4,157)

Outstanding, June 30, 2005	—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.34%

Autos & Transportation - 6.73%

CNF Inc	864,200	$38,802,580
Laidlaw International Inc *	1,082,400	26,085,840
Lear Corp †	1,256,984	45,729,078
Norfolk Southern Corp	820,000	25,387,200
Southwest Airlines Co †	2,009,900	27,997,907

		164,002,605

Consumer Discretionary - 30.40%

ARAMARK Corp ‘B’ †	2,113,700	55,801,680
Belo Corp ‘A’	2,051,000	49,162,470
Brinker International Inc *	832,800	33,353,640
CDW Corp	556,200	31,753,458
Dex Media Inc	2,968,100	72,451,321
Dollar Tree Stores Inc *	2,086,500	50,076,000
GTECH Holdings Corp †	1,909,900	55,845,476
Mattel Inc	1,417,358	25,937,651
MSC Industrial Direct Co Inc ‘A’ †	810,400	27,351,000
Newell Rubbermaid Inc †	1,478,500	35,247,440
Pier 1 Imports Inc	1,532,900	21,751,851
Polo Ralph Lauren Corp	712,700	30,724,497
Reebok International Ltd †	1,324,280	55,394,632
Republic Services Inc	682,700	24,584,027
Royal Caribbean Cruises Ltd † (Liberia)	887,300	42,909,828
Sears Holdings Corp *	160,100	23,994,228
Service Corp International †	3,784,000	30,347,680
Westwood One Inc †	3,611,000	73,772,730

		740,459,609

Consumer Staples - 2.70%

Dean Foods Co *	611,300	21,542,212
The Pepsi Bottling Group Inc	1,424,200	40,746,362
TreeHouse Foods Inc *	122,260	3,485,633

		65,774,207

Energy - 4.49%

Baker Hughes Inc †	517,000	26,449,720
BJ Services Co	699,400	36,704,512
The Williams Cos Inc †	1,416,900	26,921,100
Valero Energy Corp †	244,100	19,310,751

		109,386,083

Financial Services - 18.63%

City National Corp	317,100	22,739,241
DST Systems Inc * †	962,100	45,026,280
Federated Investors Inc ‘B’ †	1,220,000	36,612,200
Health Care Property Investors Inc	1,192,800	32,253,312
Hudson City Bancorp Inc †	2,459,300	28,060,613
Jefferson-Pilot Corp	415,400	20,944,468
Mercantile Bankshares Corp	418,100	21,544,693
MGIC Investment Corp †	611,300	39,868,986
North Fork Bancorp Inc †	1,090,000	30,618,100
Protective Life Corp	1,144,300	48,312,346
RenaissanceRe Holdings Ltd † (Bermuda)	954,800	47,014,352
The First Marblehead Corp * †	682,400	23,924,944
Trizec Properties Inc †	1,703,300	35,036,881
Willis Group Holdings Ltd † (United Kingdom)	668,100	21,860,232

		453,816,648

Health Care - 4.36%

Health Net Inc *	1,029,100	39,270,456
Laboratory Corp of America Holdings * †	863,600	43,093,640
Medco Health Solutions Inc * †	445,500	23,771,880

		106,135,976

Integrated Oils - 1.06%

GlobalSantaFe Corp †	634,800	25,899,840

Materials & Processing - 10.35%

Ball Corp	1,270,700	45,694,372
Celanese Corp ‘A’ * †	1,957,000	31,096,730
Jacobs Engineering Group Inc *	512,400	28,827,624
Louisiana-Pacific Corp †	1,458,300	35,845,014
Pactiv Corp *	1,808,400	39,025,272
Rohm & Haas Co	540,100	25,028,234
Temple-Inland Inc †	1,252,500	46,530,375

		252,047,621

Multi-Industry - 1.78%

Fortune Brands Inc	486,600	43,210,080

Producer Durables - 3.09%

Dover Corp	803,600	29,234,968
Novellus Systems Inc *	955,400	23,607,934
Polycom Inc *	1,501,900	22,393,329

		75,236,231

Technology - 8.00%

Arrow Electronics Inc *	1,620,300	44,007,348
Avaya Inc * †	4,168,300	34,680,256
BEA Systems Inc * †	4,243,400	37,257,052
Ingram Micro Inc ‘A’ *	1,892,000	29,628,720
Siebel Systems Inc †	1,668,100	14,846,090
Vishay Intertechnology Inc *	2,888,000	34,280,560

		194,700,026

Utilities - 5.75%

Citizens Communications Co †	2,777,500	37,329,600
KeySpan Corp †	669,100	27,232,370
PanAmSat Holding Corp †	1,943,000	39,850,930
Western Wireless Corp ‘A’ *	841,400	35,591,220

		140,004,120

Total Common Stocks (Cost $2,205,629,661)		2,370,673,046

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.57%

Repurchase Agreement - 2.57%

State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $62,583,824; collateralized by U.S. Treasury Bonds 7.250% due 08/15/22 and market value $4,123,128; and 8.125% due 05/15/21 and market value $2,638,273; and 8.500% due 02/15/20 and market value $18,733,695; and 8.750% due 08/15/20 and market value $38,339,225)	$62,580,000	62,580,000

Total Short-Term Investment (Cost $62,580,000)		62,580,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.91% (Cost $2,268,209,661)		2,433,253,046

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 11.28%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $274,730,777)	274,730,777	$274,730,777

TOTAL INVESTMENTS - 111.19% (Cost $2,542,940,438)		2,707,983,823

OTHER ASSETS & LIABILITIES, NET - (11.19%)		(272,434,847)

NET ASSETS - 100.00%		$2,435,548,976

Note to Schedule of Investments
(a) As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	30.40%
Financial Services	18.63%
Short-Term Investment & Securities Lending Collateral	13.85%
Materials & Processing	10.35%
Technology	8.00%
Autos & Transportation	6.73%
Utilities	5.75%
Energy	4.49%
Health Care	4.36%
Producer Durables	3.09%
Consumer Staples	2.70%
Multi-Industry	1.78%
Integrated Oils	1.06%

111.19%
Other Assets & Liabilities, Net	(11.19%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.50%

Denmark - 1.96%

Danske Bank AS +	1,113,600	$33,449,355

Finland - 4.34%

Nokia OYJ +	4,455,500	74,135,609

France - 12.14%

AXA † +	1,349,828	33,607,129
Sanofi-Aventis † +	439,190	35,968,850
Societe Generale † +	504,700	51,178,433
Total SA † +	227,395	53,209,732
Vivendi Universal SA † +	1,063,600	33,331,640

		207,295,784

Germany - 4.83%

Schering AG † +	527,300	32,398,084
Siemens AG +	689,000	50,111,968

		82,510,052

Ireland - 2.13%

Allied Irish Banks PLC +	1,694,300	36,440,940

Italy - 5.04%

ENI SPA † +	2,032,735	52,230,618
Sanpaolo IMI SPA † +	2,465,100	33,775,492
		86,006,110

Japan - 9.50%

Canon Inc † +	996,000	52,204,871
Hoya Corp +	156,300	17,956,854
Kao Corp +	2,058,000	48,354,259
Nomura Holdings Inc +	3,681,000	43,732,580

		162,248,564

Netherlands - 6.20%

Heineken NV † +	1,591,740	49,106,135
Royal Dutch Petroleum Co † +	874,460	56,847,962

		105,954,097

Switzerland - 17.71%

Compagnie Financiere Richemont AG ‘A’ +	1,077,000	36,112,213
Credit Suisse Group † +	1,239,400	48,581,542
Nestle SA † +	196,230	50,129,461
Novartis AG +	696,100	33,048,498
Roche Holding AG +	313,800	39,594,357
Swiss Reinsurance Co † +	492,500	30,199,628
UBS AG (LI) † +	831,700	64,835,302

		302,501,001

United Kingdom - 31.65%

Barclays PLC +	6,399,500	63,433,448
BP PLC +	5,024,800	52,256,380
Cadbury Schweppes PLC +	7,240,597	68,904,809
Diageo PLC +	3,485,587	51,276,404
GlaxoSmithKline PLC +	3,005,576	72,625,218
HSBC Holdings PLC (LI) +	4,287,600	68,183,755
Tesco PLC +	5,662,900	32,261,678
Unilever PLC +	7,190,600	69,177,069
Vodafone Group PLC +	25,627,500	62,307,086

		540,425,847

Total Common Stocks (Cost $1,356,782,455)		1,630,967,359

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.20%

Repurchase Agreement - 4.20%

State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $71,796,387; collateralized by U.S. Treasury Bonds 6.125% due 08/15/29 and market value $679,219; and 6.250% due 08/15/23 and market value $13,765,191; and 7.125% due 02/15/23 and market value $6,510,134; and 7.250% due 08/15/22 and market value $47,284,530; and U.S. Treasury Notes 3.625% due 06/30/07 and market value $4,993,750)	$71,792,000	71,792,000

Total Short-Term Investment (Cost $71,792,000)		71,792,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.70% (Cost $1,428,574,455)		1,702,759,359

	Shares
SECURITIES LENDING COLLATERAL - 21.73%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $371,040,685)	371,040,685	371,040,685

TOTAL INVESTMENTS - 121.43% (Cost $1,799,615,140)		2,073,800,044

OTHER ASSETS & LIABILITIES, NET - (21.43%)		(366,033,377)

NET ASSETS - 100.00%		$1,707,766,667

Note to Schedule of Investments
(a) As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	29.71%
Short-Term Investment & Securities Lending Collateral	25.93%
Consumer Staples	18.79%
Health Care	12.51%
Integrated Oils	9.50%
Technology	7.40%
Consumer Discretionary	6.90%
Multi-Industry	3.98%
Utilities	3.65%
Energy	3.06%

121.43%
Other Assets & Liabilities, Net	(21.43%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
CAPITAL OPPORTUNITIES PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.53%

Autos & Transportation - 0.89%

Expeditors International of Washington Inc	3,710	$184,795
FedEx Corp	3,450	279,485
United Parcel Service Inc ‘B’	5,450	376,922

		841,202

Consumer Discretionary - 20.65%

Activision Inc *	7,860	129,847
Avon Products Inc	4,100	155,185
Bed Bath & Beyond Inc *	5,030	210,153
Carnival Corp	6,590	359,484
Cintas Corp	11,350	438,110
Circuit City Stores Inc	27,660	478,241
Cooper Industries Ltd ‘A’	3,230	206,397
eBay Inc *	12,100	399,421
Electronic Arts Inc *	11,940	675,923
Fisher Scientific International Inc *	3,720	241,428
Getty Images Inc * †	2,320	172,283
Grupo Televisa SA ADR (Mexico)	4,560	283,130
Kohl’s Corp *	13,950	779,944
Lowe’s Cos Inc	11,050	643,331
Mattel Inc	36,860	674,538
News Corp ‘A’	30,460	492,843
OfficeMax Inc †	24,660	734,128
Outback Steakhouse Inc †	7,490	338,848
PETsMART Inc	12,840	389,694
Reebok International Ltd	10,720	448,418
Royal Caribbean Cruises Ltd † (Liberia)	3,990	192,956
Staples Inc	12,280	261,810
Target Corp	11,060	601,775
The Gap Inc	38,420	758,795
The Gillette Co	24,220	1,226,259
The Home Depot Inc	11,130	432,957
The Interpublic Group of Cos Inc *	96,010	1,169,402
The TJX Cos Inc	17,220	419,307
The Walt Disney Co	50,700	1,276,626
Time Warner Inc *	20,540	343,223
Univision Communications Inc ‘A’ *	8,810	242,716
Viacom Inc ‘B’	75,834	2,428,205
Wal-Mart Stores Inc	29,070	1,401,174
Yahoo! Inc *	17,570	608,801

		19,615,352

Consumer Staples - 2.53%

CVS Corp	17,170	499,132
General Mills Inc	9,900	463,221
PepsiCo Inc	11,890	641,228
Sysco Corp †	4,780	172,988
The Procter & Gamble Co	11,800	622,450

		2,399,019

Energy - 4.15%

Apache Corp	4,020	259,692
BJ Services Co	10,750	564,160
Calpine Corp * †	250,890	853,026
Cooper Cameron Corp *	15,940	989,077
Devon Energy Corp	25,240	1,279,163

		3,945,118

Financial Services - 13.54%

American Express Co	6,300	335,349
American International Group Inc	6,730	391,013
Bank of America Corp	28,494	1,299,611
Citigroup Inc	13,926	643,799
Conseco Inc * †	53,900	1,176,098
Freddie Mac	8,100	528,363
JPMorgan Chase & Co	59,870	2,114,608
Mellon Financial Corp	57,230	1,641,929
Merrill Lynch & Co Inc	22,120	1,216,821
The Allstate Corp	23,110	1,380,823
The Hartford Financial Services Group Inc	4,923	368,142
The PNC Financial Services Group Inc	32,300	1,759,058

		12,855,614

Health Care - 17.19%

Abbott Laboratories	36,020	1,765,340
Allergan Inc	7,220	615,433
Amgen Inc *	18,970	1,146,926
Biogen Idec Inc *	11,110	382,740
Boston Scientific Corp *	2,310	62,370
Eli Lilly & Co	14,720	820,051
Genzyme Corp *	9,606	577,225
Gilead Sciences Inc *	14,300	629,057
ImClone Systems Inc * †	4,020	124,499
Johnson & Johnson	24,430	1,587,950
MedImmune Inc *	31,870	851,566
Medtronic Inc	8,560	443,322
Merck & Co Inc	49,230	1,516,284
Roche Holding AG + (Switzerland)	3,700	466,855
St. Jude Medical Inc *	10,900	475,349
Tenet Healthcare Corp * †	98,580	1,206,619
Teva Pharmaceutical Industries Ltd ADR (Israel)	7,000	217,980
Wyeth	77,290	3,439,405

		16,328,971

Integrated Oils - 2.61%

GlobalSantaFe Corp	32,353	1,320,002
Noble Corp †	18,810	1,157,003

		2,477,005

Materials & Processing - 4.42%

Bowater Inc †	22,110	715,701
Masco Corp	37,070	1,177,343
Monsanto Co	5,880	369,676
Owens-Illinois Inc * †	77,160	1,932,858

		4,195,578

Multi-Industry - 2.74%

General Electric Co	9,104	315,454
SPX Corp †	11,970	550,381
Tyco International Ltd (Bermuda)	59,625	1,741,050

		2,606,885

Producer Durables - 1.81%

Illinois Tool Works Inc †	1,950	155,376
KLA-Tencor Corp	7,440	325,128
Lockheed Martin Corp	16,070	1,042,461
Waters Corp *	5,190	192,912

		1,715,877

Technology - 23.17%

Accenture Ltd ‘A’ * (Bermuda)	26,900	609,823
Amdocs Ltd * (United Kingdom)	12,370	326,939
Analog Devices Inc	14,810	552,561
Check Point Software Technologies Ltd * (Israel)	7,950	157,410
Cisco Systems Inc *	92,010	1,758,311
Citrix Systems Inc *	3,890	84,257
Compuware Corp * †	84,980	611,006
Comverse Technology Inc *	18,830	445,330
Corning Inc *	43,670	725,795
Dell Inc *	32,730	1,293,162
EMC Corp *	64,450	883,610
Infosys Technologies Ltd ADR † (India)	3,250	251,778

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
CAPITAL OPPORTUNITIES PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
LG.Philips LCD Co Ltd ADR * † (South Korea)	10,150	$232,029
Linear Technology Corp	1,780	65,308
Marvell Technology Group Ltd * (Bermuda)	14,820	563,753
Mercury Interactive Corp *	20,650	792,134
Microsoft Corp	63,654	1,581,165
Network Appliance Inc *	12,970	366,662
Nokia OYJ ADR (Finland)	93,470	1,555,341
Nortel Networks Corp * (Canada)	690,660	1,802,623
Oracle Corp *	77,374	1,021,337
PMC-Sierra Inc * †	31,760	296,321
QUALCOMM Inc	16,920	558,529
Samsung Electronics Co Ltd GDR ~ (South Korea)	2,280	544,906
Sun Microsystems Inc *	286,720	1,069,466
Symantec Corp *	89,850	1,953,339
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	35,222	321,224
Texas Instruments Inc	10,550	296,138
VERITAS Software Corp *	32,870	802,028
Xilinx Inc	18,880	481,440

		22,003,725

Utilities - 5.83%

Comcast Corp Special ‘A’ *	14,190	424,990
Sprint Corp	109,360	2,743,842
Verizon Communications Inc	68,600	2,370,130

		5,538,962

Total Common Stocks (Cost $90,677,296)		94,523,308

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.07%

Repurchase Agreement - 0.07%

State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $62,004; collateralized by U.S. Treasury Notes 3.500% due 11/15/09 and market value $64,675)	$62,000	62,000

Total Short-Term Investment (Cost $62,000)		62,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.60% (Cost $90,739,296)		94,585,308

	Shares
SECURITIES LENDING COLLATERAL - 9.29%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $8,822,653)	8,822,653	8,822,653

TOTAL INVESTMENTS - 108.89% (Cost $99,561,949)		103,407,961

OTHER ASSETS & LIABILITIES, NET - (8.89%)		(8,439,169)

NET ASSETS - 100.00%		$94,968,792

Note to Schedule of Investments
(a) As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Technology	23.17%
Consumer Discretionary	20.65%
Health Care	17.19%
Financial Services	13.54%
Short-Term Investment & Securities Lending Collateral	9.36%
Utilities	5.83%
Materials & Processing	4.42%
Energy	4.15%
Multi-Industry	2.74%
Integrated Oils	2.61%
Consumer Staples	2.53%
Producer Durables	1.81%
Autos & Transportation	0.89%

108.89%
Other Assets & Liabilities, Net	(8.89%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.67%

Australia - 1.27%

QBE Insurance Group Ltd +	2,426,997	$29,514,231

Austria - 1.74%

Erste Bank der Oesterreichischen Sparkassen AG +	809,860	40,470,263

Brazil - 0.85%

Cia Vale do Rio Doce ADR	679,650	19,900,152

Canada - 2.98%

Canadian National Railway Co	641,560	36,985,934
EnCana Corp (TSE) † +	822,920	32,461,413

		69,447,347

France - 17.76%

AXA † +	2,001,660	49,836,013
Business Objects SA * † +	844,380	22,338,334
Credit Agricole SA † +	1,339,092	33,832,469
Groupe Danone † +	425,190	37,253,507
L’Air Liquide SA † +	179,566	30,525,284
L’Air Liquide SA - Registered * +	178,724	30,382,149
LVMH Moet Hennessy Louis Vuitton SA † +	418,300	32,203,424
Sanofi-Aventis † +	395,020	32,351,408
Schneider Electric SA † +	751,492	56,511,045
Societe Television Francaise 1 † +	360,158	9,547,970
Total SA † +	254,115	59,462,130
Veolia Environnement † +	532,200	19,921,574

		414,165,307

Germany - 1.29%

Premiere AG * †	52,880	1,823,801
Schering AG † +	458,740	28,185,657

		30,009,458

Hong Kong - 3.64%

CNOOC Ltd † +	61,329,000	36,346,515
Esprit Holdings Ltd +	3,052,500	22,011,629
Hutchison Telecommunications International Ltd * † +	26,881,000	26,560,265

		84,918,409

Hungary - 1.34%

OTP Bank RT GDR †	467,050	31,198,940

Indonesia - 0.47%

P.T. Bank Central Asia Tbk +	29,716,000	10,925,573

Ireland - 1.11%

Anglo Irish Bank Corp PLC +	21,066	260,798
DEPFA BANK PLC +	1,595,640	25,599,876

		25,860,674

Israel - 0.63%

Check Point Software Technologies Ltd * †	742,480	14,701,104

Italy - 1.92%

FASTWEB SPA * † +	332,609	14,342,340
Riunione Adriatica di Sicurta SPA † +	601,960	11,698,902
UniCredito Italiano SPA † +	3,556,500	18,750,818

		44,792,060

Japan - 15.44%

Asahi Glass Co Ltd † +	3,831,000	40,033,700
Bridgestone Corp † +	1,650,000	31,619,294
Canon Inc † +	978,400	51,282,375
Chugai Pharmaceutical Co Ltd † +	1,014,390	15,619,805
Kaneka Corp +	1,122,000	12,536,381
Murata Manufacturing Co Ltd † +	160,200	8,116,211
Nintendo Co Ltd +	211,500	22,055,590
Nitto Denko Corp +	622,500	35,469,185
Sekisui Chemical Co Ltd † +	2,960,000	20,288,989
Shinsei Bank Ltd † +	5,101,000	27,376,154
Tokyo Gas Co Ltd † +	9,051,000	33,799,985
Toray Industries Inc † +	4,932,000	23,283,734
Toyota Motor Corp +	1,081,700	38,601,315

		360,082,718

Mexico - 1.88%

Grupo Televisa SA ADR	399,230	24,788,191
Wal-Mart de Mexico SA de CV ‘V’ +	4,708,100	19,161,305

		43,949,496

Netherlands - 1.06%

Reed Elsevier NV +	1,765,860	24,572,542
VNU NV +	5,769	160,578

		24,733,120

Poland - 0.54%

Powszechna Kasa Oszczednosci Bank Polski SA * +	1,574,960	12,738,331

Singapore - 2.17%

DBS Group Holdings Ltd +	1,337,000	11,311,852
SingTel † +	23,945,350	39,256,526

		50,568,378

South Korea - 2.34%

Samsung Electronics Co Ltd +	115,390	54,648,172

Spain - 5.06%

Banco Bilbao Vizcaya Argentaria SA † +	2,612,720	40,144,060
Iberdrola SA † +	951,350	25,052,735
Telefonica SA +	3,233,541	52,751,057

		117,947,852

Sweden - 5.86%

Atlas Copco AB ‘A’ † +	1,911,150	30,180,945
Hennes & Mauritz AB ‘B’ † +	1,063,250	37,295,973
Sandvik AB † +	1,308,800	48,528,258
Telefonaktiebolaget LM Ericsson ‘B’ +	6,479,850	20,673,951

		136,679,127

Switzerland - 8.17%

Nestle SA † +	124,630	31,838,326
Roche Holding AG +	596,390	75,250,728
Straumann Holding AG † +	33,100	6,888,924
Syngenta AG * +	62,330	6,377,270
Synthes Inc † +	164,260	18,001,249
UBS AG (LI) † +	671,518	52,348,289

		190,704,786

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
Thailand - 0.53%

Bangkok Bank PCL +	4,759,755	$12,388,456

United Kingdom - 18.62%

AMVESCAP PLC +	3,869,760	22,986,436
Anglo American PLC +	18,530	433,320
AstraZeneca PLC +	953,980	39,330,343
Aviva PLC +	28,608	317,658
BG Group PLC +	1,527,490	12,540,714
BHP Billiton PLC +	17,600	224,360
Diageo PLC +	2,444,693	35,963,832
Hilton Group PLC +	9,158,758	46,822,093
Kingfisher PLC +	1,434,697	6,294,251
NEXT PLC +	980,180	26,417,083
Reckitt Benckiser PLC +	3,030,545	89,022,276
Reed Elsevier PLC +	26,960	257,499
Smith & Nephew PLC +	2,375,265	23,351,710
The BOC Group PLC +	625,620	11,225,591
Vodafone Group PLC +	23,423,840	56,949,418
Vodafone Group PLC ADR †	3,637	88,452
William Hill PLC +	4,465,910	42,998,171
Yell Group PLC +	2,519,810	19,158,619

		434,381,826

United States - 0.00%

News Corp ‘B’ CDI +	1	17

Total Common Stocks (Cost $2,072,513,179)		2,254,725,797

	Principal
	Amount
SHORT-TERM INVESTMENTS - 2.43%

Commercial Paper - 2.43%

The Gillette Co 3.330% due 07/01/05	$21,831,000	21,831,000
Verizon Network Funding Corp 3.150% due 07/11/05	35,000,000	34,969,375

		56,800,375

Total Short-Term Investments (Cost $56,800,375)		56,800,375

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.10% (Cost $2,129,313,554)		2,311,526,172

	Shares
SECURITIES LENDING COLLATERAL - 25.32%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $590,508,560)	590,508,560	590,508,560

TOTAL INVESTMENTS - 124.42% (Cost $2,719,822,114)		2,902,034,732

OTHER ASSETS & LIABILITIES, NET - (24.42%)		(569,553,764)

NET ASSETS - 100.00%		$2,332,480,968

Notes to Schedule of Investments
(a) As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investments & Securities Lending Collateral	27.75%
Financial Services	18.51%
Consumer Discretionary	14.37%
Utilities	10.67%
Health Care	10.24%
Materials & Processing	9.02%
Consumer Staples	8.32%
Producer Durables	7.02%
Technology	7.01%
Integrated Oils	6.04%
Autos & Transportation	4.60%
Multi-Industry	0.87%

124.42%
Other Assets & Liabilities, Net	(24.42%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Summary Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.64%

Autos & Transportation - 2.30%

United Parcel Service Inc ‘B’ - 0.70%	217,100	$15,014,636
Miscellaneous Securities - 1.60%		34,111,851

		49,126,487

Consumer Discretionary - 13.31%

The Gillette Co - 0.46%	191,200	9,680,456
The Home Depot Inc - 0.76%	415,350	16,157,115
The Walt Disney Co - 0.46%	391,806	9,865,675
Time Warner Inc * - 0.71%	906,160	15,141,934
Viacom Inc ‘B’ - 0.46%	307,586	9,848,904
Wal-Mart Stores Inc - 1.46%	647,300	31,199,860
Miscellaneous Securities - 9.00%		192,036,219

		283,930,163

Consumer Staples - 7.26%

Altria Group Inc - 1.21%	399,052	25,802,702
PepsiCo Inc - 0.82%	323,780	17,461,455
The Coca-Cola Co - 0.86%	438,200	18,294,850
The Procter & Gamble Co - 1.18%	478,600	25,246,150
Miscellaneous Securities - 3.19%		68,206,204

		155,011,361

Energy - 2.20%

Miscellaneous Securities - 2.20%		46,995,133

Financial Services - 21.07%

American Express Co - 0.56%	224,800	11,966,104
American International Group Inc - 1.37%	502,442	29,191,880
Bank of America Corp - 1.67%	781,944	35,664,466
Citigroup Inc - 2.18%	1,007,919	46,596,095
Fannie Mae - 0.51%	185,200	10,815,680
JPMorgan Chase & Co - 1.14%	685,482	24,211,224
Merrill Lynch & Co Inc - 0.46%	178,031	9,793,485
Morgan Stanley - 0.52%	213,003	11,176,267
U.S. Bancorp - 0.49%	354,699	10,357,211
Wachovia Corp - 0.71%	305,832	15,169,267
Wells Fargo & Co - 0.94%	327,105	20,143,126
Miscellaneous Securities - 10.52%		224,503,967

		449,588,772

Health Care - 12.92%

Abbott Laboratories - 0.69%	299,000	14,653,990
Amgen Inc * - 0.68%	240,140	14,518,864
Eli Lilly & Co - 0.57%	219,900	12,250,629
Johnson & Johnson - 1.75%	573,622	37,285,430
Medtronic Inc - 0.56%	231,800	12,004,922
Merck & Co Inc - 0.62%	426,600	13,139,280
Pfizer Inc - 1.86%	1,439,197	39,693,053
UnitedHealth Group Inc - 0.60%	245,806	12,816,306
Wyeth - 0.53%	255,800	11,383,100
Miscellaneous Securities - 5.06%		107,918,493

		275,664,067

Integrated Oils - 6.44%

Chevron Corp - 1.06%	405,936	22,699,941
ConocoPhillips - 0.72%	266,832	15,340,172
Exxon Mobil Corp - 3.32%	1,231,778	70,790,282
Miscellaneous Securities - 1.34%		28,653,275

		137,483,670

Materials & Processing - 3.34%

Miscellaneous Securities - 3.34%		71,167,318

Multi-Industry - 5.18%

3M Co - 0.51%	150,100	10,852,230
General Electric Co - 3.33%	2,051,400	71,081,010
Tyco International Ltd (Bermuda) - 0.53%	385,483	11,256,104
Miscellaneous Securities - 0.81%		17,292,604

		110,481,948

Producer Durables - 4.07%

The Boeing Co - 0.49%	159,161	10,504,626
United Technologies Corp - 0.47%	195,900	10,059,465
Miscellaneous Securities - 3.11%		66,196,590

		86,760,681

Technology - 13.37%

Cisco Systems Inc * - 1.11%	1,236,316	23,625,999
Dell Inc * - 0.87%	468,500	18,510,435
Hewlett-Packard Co - 0.61%	554,573	13,038,011
Intel Corp - 1.47%	1,201,220	31,303,793
International Business Machines Corp - 1.08%	312,181	23,163,830
Microsoft Corp - 2.26%	1,943,772	48,283,296
Oracle Corp * - 0.53%	859,736	11,348,515
QUALCOMM Inc - 0.49%	315,100	10,401,451
Miscellaneous Securities - 4.95%		105,575,279

		285,250,609

Utilities - 7.18%

Comcast Corp ‘A’ * - 0.47%	323,918	9,944,283
SBC Communications Inc - 0.71%	635,457	15,092,104
Verizon Communications Inc - 0.86%	534,254	18,458,476
Miscellaneous Securities - 5.14%		109,660,534

		153,155,397

Total Common Stocks (Cost $2,114,168,953)		2,104,615,606

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.15%

Repurchase Agreement - 1.15%

State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $24,588,503; collateralized by U.S. Treasury Bonds 7.125% due 02/15/23 and market value $25,079,124)	$24,587,000	24,587,000

Total Short-Term Investment (Cost $24,587,000)		24,587,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.79% (Cost $2,138,755,953)		2,129,202,606

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.08%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $65,781,910)	65,781,910	$65,781,910

TOTAL INVESTMENTS - 102.87% (Cost $2,204,537,863)		2,194,984,516

OTHER ASSETS & LIABILITIES, NET - (2.87%)		(61,336,703)

NET ASSETS - 100.00%		$2,133,647,813

Notes to Schedule of Investments
(a) As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	21.07%
Technology	13.37%
Consumer Discretionary	13.31%
Health Care	12.92%
Consumer Staples	7.26%
Utilities	7.18%
Integrated Oils	6.44%
Multi-Industry	5.18%
Short-Term Investment & Securities Lending Collateral	4.23%
Producer Durables	4.07%
Materials & Processing	3.34%
Autos & Transportation	2.30%
Energy	2.20%

102.87%
Other Assets & Liabilities, Net	(2.87%)

100.00%

(b) The amount of $2,920,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts as of June 30, 2005:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation

S&P 500 (09/05)	99	$30,188,875	($600,596)

(c) Miscellaneous securities represent issues not identified as a top-fifty holding in terms of market value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2005.
(d) A summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Summary Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
WARRANTS - 0.00%

Autos & Transportation - 0.00%

TIMCO Aviation Services Inc * - 0.00% Exp. 02/27/07	362	$—

Total Warrants (Cost $0)		—

COMMON STOCKS - 95.28%

Autos & Transportation - 3.30%

Miscellaneous Securities - 3.30%		42,525,144

Consumer Discretionary - 18.50%

Aeropostale Inc * † - 0.15%	58,900	1,979,040
Blockbuster Inc ‘A’ † - 0.14%	192,100	1,751,952
Gaylord Entertainment Co * † - 0.14%	39,500	1,836,355
Pacific Sunwear of California Inc * - 0.14%	75,800	1,742,642
PETCO Animal Supplies Inc * - 0.14%	62,700	1,838,364
The Reader’s Digest Association Inc † - 0.14%	105,700	1,744,050
Tractor Supply Co * † - 0.14%	37,300	1,831,430
Valassis Communications Inc * † - 0.16%	55,500	2,056,275
Waste Connections Inc * † - 0.15%	53,400	1,991,286
Zale Corp * † - 0.14%	57,700	1,828,513
Miscellaneous Securities - 17.06%		219,757,216

		238,357,123

Consumer Staples - 1.96%

Miscellaneous Securities - 1.96%		25,222,709

Energy - 4.73%
Cabot Oil & Gas Corp - 0.15%	55,700	1,932,790
Cal Dive International Inc * † - 0.18%	43,700	2,288,569
Calpine Corp * † - 0.14%	550,600	1,872,040
Cimarex Energy Co * † - 0.25%	82,910	3,226,028
Frontier Oil Corp † - 0.14%	61,800	1,813,830
St. Mary Land & Exploration Co † - 0.15%	65,300	1,892,394
Miscellaneous Securities - 3.72%		47,914,244

		60,939,895

Financial Services - 22.36%

BancorpSouth Inc † - 0.15%	82,600	1,949,360
Colonial Properties Trust † - 0.15%	41,914	1,844,216
First Industrial Realty Trust Inc † - 0.15%	48,800	1,947,120
First Niagara Financial Group Inc - 0.14%	122,783	1,790,176
Highwoods Properties Inc † - 0.14%	61,540	1,831,430
La Quinta Corp * - 0.14%	195,500	1,824,015
Nationwide Health Properties Inc † - 0.14%	76,900	1,815,609
Ohio Casualty Corp - 0.14%	71,900	1,738,542
Pacific Capital Bancorp † - 0.14%	48,687	1,805,314
SVB Financial Group * † - 0.15%	40,400	1,935,160
Taubman Centers Inc † - 0.14%	53,800	1,834,042
Westamerica Bancorp - 0.14%	34,800	1,837,788
Miscellaneous Securities - 20.64%		265,929,451

		288,082,223

Health Care - 11.62%

Amylin Pharmaceuticals Inc * † - 0.19%	115,300	2,413,229
Apria Healthcare Group Inc * † - 0.15%	55,900	1,936,376
Pediatrix Medical Group Inc * - 0.15%	26,100	1,919,394
STERIS Corp - 0.14%	70,700	1,821,939
Vertex Pharmaceuticals Inc * † - 0.14%	105,400	1,774,936
Miscellaneous Securities - 10.85%		139,797,638

		149,663,512

Integrated Oils - 0.19%

Miscellaneous Securities - 0.19%		2,392,840

Materials & Processing - 8.53%

Bowater Inc † - 0.14%	55,500	1,796,535
CLARCOR Inc - 0.14%	59,300	1,734,525
Corn Products International Inc † - 0.15%	79,800	1,896,048
Eagle Materials Inc † - 0.15%	20,900	1,935,131
Great Lakes Chemical Corp † - 0.14%	55,300	1,740,291
Hughes Supply Inc † - 0.14%	65,800	1,848,980
Potlatch Corp † - 0.13%	33,200	1,737,356
Miscellaneous Securities - 7.54%		97,164,338

		109,853,204

Multi-Industry - 0.49%

Miscellaneous Securities - 0.49%		6,368,147

Producer Durables - 7.29%

Briggs & Stratton Corp - 0.14%	50,900	1,762,158
Kennametal Inc - 0.15%	43,200	1,980,720
Plantronics Inc † - 0.14%	48,900	1,778,004
Miscellaneous Securities - 6.86%		88,355,109

		93,875,991

Technology - 12.66%

Acxiom Corp - 0.16%	99,000	2,067,120
Fairchild Semiconductor International Inc * - 0.14%	118,900	1,753,775
Micros Systems Inc * † - 0.15%	42,000	1,879,500
Parametric Technology Corp * † - 0.14%	292,800	1,868,064
Miscellaneous Securities - 12.07%		155,560,772

		163,129,231

Utilities - 3.65%

Nicor Inc † - 0.14%	45,100	1,856,767
Peoples Energy Corp † - 0.14%	40,400	1,755,784
WGL Holdings Inc † - 0.13%	51,700	1,739,188
Miscellaneous Securities - 3.24%		41,703,803

		47,055,542

Total Common Stocks (Cost $1,108,945,120)		1,227,465,561

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 4.37%

Repurchase Agreement - 4.37%

State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $56,293,440; collateralized by U.S. Treasury Bonds 6.250% due 08/15/23 and market value $57,420,330)	$56,290,000	$56,290,000

Total Short-Term Investment (Cost $56,290,000)		56,290,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.65% (Cost $1,165,235,120)		1,283,755,561

	Shares
SECURITIES LENDING COLLATERAL - 30.05%

State Street Navigator Securities Lending Prime Portfolio 3.150% Δ (Cost $387,146,099)	387,146,099	387,146,099

TOTAL INVESTMENTS - 129.70% (Cost $1,552,381,219)		1,670,901,660

OTHER ASSETS & LIABILITIES, NET - (29.70%)		(382,611,466)

NET ASSETS - 100.00%		$1,288,290,194

Notes to Schedule of Investments
(a) As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investment & Securities Lending Collateral	34.42%
Financial Services	22.36%
Consumer Discretionary	18.50%
Technology	12.66%
Health Care	11.62%
Materials & Processing	8.53%
Producer Durables	7.29%
Energy	4.73%
Utilities	3.65%
Autos & Transportation	3.30%
Consumer Staples	1.96%
Multi-Industry	0.49%
Integrated Oils	0.19%

129.70%
Other Assets & Liabilities, Net	(29.70%)

100.00%

(b) The amount of $4,055,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts as of June 30, 2005:

Long Futures	Number of	Notional	Unrealized
Outstanding	Contracts	Amount	Appreciation

Russell 2000 (09/05)	188	$59,335,075	$1,115,479

(c) Miscellaneous securities represent issues not identified as a top-fifty holding in terms of market value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2005.
(d) A summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
FASCIANO SMALL EQUITY PORTFOLIO (Formerly Aggressive Equity Portfolio)
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.62%

Autos & Transportation - 11.73%

American Axle & Manufacturing Holdings Inc †	448,700	$11,338,649
Forward Air Corp †	311,600	8,808,932
Heartland Express Inc †	707,810	13,752,748
Hub Group Inc ‘A’ * †	185,700	4,651,785
Modine Manufacturing Co	309,947	10,091,874
Offshore Logistics Inc * †	299,930	9,849,701

		58,493,689

Consumer Discretionary - 21.04%

Blyth Inc †	484,194	13,581,642
Christopher & Banks Corp †	240,900	4,398,834
Courier Corp †	170,645	6,554,474
Emmis Communications Corp ‘A’ * †	801,500	14,162,505
G&K Services Inc ‘A’	352,531	13,300,995
Journal Register Co * †	706,600	12,372,566
LoJack Corp * †	263,443	4,626,059
Ritchie Bros. Auctioneers Inc (Canada)	188,058	7,249,636
Rollins Inc †	619,617	12,417,125
The Steak n Shake Co *	443,086	8,250,261
Universal Technical Institute Inc *	20,600	683,920
Watson Wyatt & Co Holdings †	287,768	7,375,494

		104,973,511

Energy - 5.20%

CARBO Ceramics Inc †	189,374	14,952,971
Hydril Co *	79,200	4,304,520
TETRA Technologies Inc * †	209,789	6,681,780

		25,939,271

Financial Services - 17.31%

American Equity Investment Life Holding Co †	301,676	3,583,911
Assured Guaranty Ltd (Bermuda)	1,151,600	26,901,376
Boston Private Financial Holdings Inc †	339,831	8,563,741
FactSet Research Systems Inc †	129,400	4,637,696
Financial Federal Corp †	143,475	5,543,874
Greater Bay Bancorp †	154,900	4,084,713
Hilb Rogal & Hobbs Co †	177,800	6,116,320
iPayment Inc *	6,974	254,690
ITLA Capital Corp * †	120,467	6,493,171
RLI Corp	172,900	7,711,340
W.P. Stewart & Co Ltd † (Bermuda)	228,181	5,515,135
Wintrust Financial Corp	132,500	6,936,375

		86,342,342

Health Care - 12.67%

Apria Healthcare Group Inc *	500,500	17,337,320
Computer Programs & Systems Inc †	97,900	3,648,733
Hooper Holmes Inc †	424,849	1,763,123
ICU Medical Inc * †	181,700	5,845,289
KV Pharmaceutical Co ‘A’ * †	597,908	10,014,959
Landauer Inc †	91,812	4,765,961
Priority Healthcare Corp ‘B’ * †	666,750	16,908,780
Young Innovations Inc †	78,431	2,927,829

		63,211,994

Materials & Processing - 7.24%

AMCOL International Corp	226,000	4,246,540
Cabot Microelectronics Corp * †	143,000	4,145,570
CLARCOR Inc	261,600	7,651,800
OM Group Inc * †	427,800	10,562,382
Spartech Corp †	535,380	9,529,764

		36,136,056

Producer Durables - 5.16%

Lindsay Manufacturing Co †	271,539	6,402,890
Middleby Corp * †	87,800	4,641,108
Regal-Beloit Corp †	303,222	8,841,954
Robbins & Myers Inc †	271,351	5,836,760

		25,722,712

Technology - 7.27%

Daktronics Inc †	173,408	3,469,894
j2 Global Communications Inc * †	140,300	4,831,932
Kanbay International Inc * †	388,000	8,966,680
Methode Electronics Inc †	551,093	6,541,474
Open Solutions Inc *	3,500	71,085
ScanSource Inc * †	287,971	12,365,475

		36,246,540

Total Common Stocks (Cost $415,839,423)		437,066,115

	Principal
	Amount
SHORT-TERM INVESTMENT - 12.47%

Repurchase Agreement - 12.47%

State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $62,182,800; collateralized by U.S. Treasury Notes 3.500% due 11/15/09 and market value $5,626,725; and 3.625% due 06/30/07 and market value $57,797,663)	$62,179,000	62,179,000

Total Short-Term Investment (Cost $62,179,000)		62,179,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.09% (Cost $478,018,423)		499,245,115

	Shares
SECURITIES LENDING COLLATERAL - 25.66%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $127,970,549)	127,970,549	127,970,549

TOTAL INVESTMENTS - 125.75% (Cost $605,988,972)		627,215,664

OTHER ASSETS & LIABILITIES, NET - (25.75%)		(128,429,840)

NET ASSETS - 100.00%		$498,785,824

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
FASCIANO SMALL EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Note to Schedule of Investments
(a)	As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investment & Securities Lending Collateral	38.13%
Consumer Discretionary	21.04%
Financial Services	17.31%
Health Care	12.67%
Autos & Transportation	11.73%
Technology	7.27%
Materials & Processing	7.24%
Energy	5.20%
Producer Durables	5.16%

125.75%
Other Assets & Liabilities, Net	(25.75%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.39%

Autos & Transportation - 4.79%

Arkansas Best Corp	114,200	$3,632,702
ArvinMeritor Inc †	274,100	4,876,239
Frontline Ltd † (Bermuda)	56,200	2,261,488
General Maritime Corp †	87,700	3,718,480
Teekay Shipping Corp † (Bahamas)	72,800	3,195,920
Tidewater Inc †	113,900	4,341,868

		22,026,697

Consumer Discretionary - 9.75%

Banta Corp	98,200	4,454,352
Bob Evans Farms Inc	157,900	3,682,228
Brown Shoe Co Inc	97,200	3,805,380
Burlington Coat Factory Warehouse Corp †	125,800	5,364,112
Handleman Co †	195,800	3,232,658
Intrawest Corp † (Canada)	196,000	4,719,680
Kellwood Co	157,600	4,239,440
Landry’s Restaurants Inc †	153,400	4,615,806
Russell Corp †	171,800	3,513,310
Sturm Ruger & Co Inc †	141,000	1,180,170
The Cato Corp ‘A’ †	161,850	3,342,202
World Fuel Services Corp †	116,100	2,717,901

		44,867,239

Consumer Staples - 7.29%

Casey’s General Stores Inc	184,000	3,646,880
Chiquita Brands International Inc †	169,700	4,659,962
Fresh Del Monte Produce Inc (Cayman)	162,600	4,377,192
Ruddick Corp	178,500	4,557,105
Sanderson Farms Inc †	98,900	4,494,016
Sensient Technologies Corp †	216,900	4,470,309
Universal Corp	101,300	4,434,914
Weis Markets Inc †	74,300	2,882,097

		33,522,475

Energy - 11.38%

Arch Coal Inc †	83,600	4,553,692
Berry Petroleum Co ‘A’	97,400	5,150,512
Cabot Oil & Gas Corp	133,200	4,622,040
Frontier Oil Corp	263,400	7,730,790
Holly Corp †	141,300	6,594,471
Massey Energy Co	99,600	3,756,912
Penn Virginia Corp	106,200	4,743,954
Range Resources Corp †	188,800	5,078,720
St. Mary Land & Exploration Co	189,900	5,503,302
W&T Offshore Inc †	191,400	4,606,998

		52,341,391

Financial Services - 17.60%

AMCORE Financial Inc †	99,200	2,964,096
AmerUs Group Co †	101,000	4,853,050
BancorpSouth Inc	123,200	2,907,520
CBL & Associates Properties Inc †	84,200	3,626,494
Commercial Federal Corp	125,400	4,223,472
Delphi Financial Group Inc ‘A’ †	93,299	4,119,151
Equity One Inc	224,800	5,102,960
First Industrial Realty Trust Inc †	105,700	4,217,430
Healthcare Realty Trust Inc	113,100	4,366,791
Hilb Rogal & Hobbs Co †	141,000	4,850,400
HRPT Properties Trust †	267,200	3,321,296
Hudson United Bancorp †	121,500	4,386,150
LandAmerica Financial Group Inc †	77,100	4,577,427
Nationwide Health Properties Inc †	187,800	4,433,958
New Plan Excel Realty Trust Inc	82,300	2,236,091
Old National Bancorp IN	140,205	3,000,387
Provident Bankshares Corp	136,000	4,339,760
Scottish Re Group Ltd † (Bermuda)	210,000	5,090,400
Shurgard Storage Centers Inc ‘A’ †	85,900	3,947,964
Susquehanna Bancshares Inc †	135,100	3,322,109
Washington Federal Inc	46,788	1,100,454

		80,987,360

Health Care - 4.88%

Arrow International Inc †	124,200	3,961,980
Invacare Corp	86,500	3,837,140
Landauer Inc †	54,100	2,808,331
Owens & Minor Inc †	169,100	5,470,385
Perrigo Co	303,900	4,236,366
West Pharmaceutical Services Inc	75,700	2,123,385

		22,437,587

Materials & Processing - 19.75%

Acuity Brands Inc †	171,000	4,392,990
Agnico-Eagle Mines Ltd † (Canada)	671,800	8,464,680
Albany International Corp ‘A’	152,800	4,906,408
Barnes Group Inc †	91,700	3,035,270
Commercial Metals Co †	125,900	2,998,938
Corn Products International Inc †	214,400	5,094,144
Ennis Inc	72,600	1,315,512
Goldcorp Inc (Canada)	218,900	3,454,242
Harsco Corp	74,500	4,063,975
IAMGOLD Corp † (Canada)	794,800	5,420,536
IPSCO Inc (Canada)	89,000	3,889,300
Lennox International Inc †	217,600	4,606,592
Lubrizol Corp	118,600	4,982,386
Methanex Corp (Canada)	226,200	3,725,514
Mueller Industries Inc	170,800	4,628,680
Potlatch Corp	84,000	4,395,720
Rock-Tenn Co ‘A’ †	152,400	1,927,860
RPM International Inc	196,600	3,589,916
Universal Forest Products Inc	78,700	3,262,115
Valmont Industries Inc †	153,100	3,949,980
WD-40 Co †	138,400	3,865,512
York International Corp	129,600	4,924,800

		90,895,070

Multi-Industry - 2.00%

Lancaster Colony Corp	96,700	4,150,364
Teleflex Inc	85,100	5,052,387

		9,202,751

Producer Durables - 4.92%

Crane Co	178,000	4,681,400
Curtiss-Wright Corp †	78,400	4,229,680
Kennametal Inc	86,300	3,956,855
Lincoln Electric Holdings Inc †	163,500	5,420,025
Regal-Beloit Corp †	149,900	4,371,084

		22,659,044

Technology - 0.77%

Cubic Corp †	199,900	3,546,226

Utilities - 10.26%

Atmos Energy Corp †	142,800	4,112,640
Cleco Corp †	198,200	4,275,174
Duquesne Light Holdings Inc †	218,900	4,089,052
Energen Corp	148,400	5,201,420
National Fuel Gas Co †	109,700	3,171,427
Peoples Energy Corp †	98,200	4,267,772
Southwest Gas Corp	162,900	4,155,579
UGI Corp	203,200	5,669,280
Vectren Corp	148,900	4,277,897

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
Western Gas Resources Inc †	135,400	$4,725,460
WGL Holdings Inc †	96,600	3,249,624

		47,195,325

Total Common Stocks (Cost $360,112,949)		429,681,165

	Principal
	Amount
SHORT-TERM INVESTMENT - 6.01%

Repurchase Agreement - 6.01%

State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $27,674,691; collateralized by U.S. Treasury Bonds 7.250% due 05/15/16 and market value $9,599,475; and 8.500% due 02/15/20 and market value $18,629,080)	$27,673,000	27,673,000

Total Short-Term Investment (Cost $27,673,000)		27,673,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.40% (Cost $387,785,949)		457,354,165

	Shares
SECURITIES LENDING COLLATERAL - 25.76%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $118,511,059)	118,511,059	118,511,059

TOTAL INVESTMENTS - 125.16% (Cost $506,297,008)		575,865,224

OTHER ASSETS & LIABILITIES, NET - (25.16%)		(115,765,575)

NET ASSETS - 100.00%		$460,099,649

Note to Schedule of Investments
(a)	As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investment & Securities Lending Collateral	31.77%
Materials & Processing	19.75%
Financial Services	17.60%
Energy	11.38%
Utilities	10.26%
Consumer Discretionary	9.75%
Consumer Staples	7.29%
Producer Durables	4.92%
Health Care	4.88%
Autos & Transportation	4.79%
Multi-Industry	2.00%
Technology	0.77%

125.16%
Other Assets & Liabilities, Net	(25.16%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.03%

Integrated Oils - 0.58%

Petroleo Brasilerio SA + (Brazil)	76,000	$3,502,184

Materials & Processing - 0.45%

Cia Vale do Rio Doce ADR (Brazil)	106,000	2,692,400

Total Preferred Stocks (Cost $2,144,991)		6,194,584

WARRANTS - 0.00%

Technology - 0.00%

Lucent Technologies Inc * Exp. 12/10/07	14,840	11,427

Total Warrants (Cost $0)		11,427

COMMON STOCKS - 50.77%

Consumer Discretionary - 12.43%

Cendant Corp	654,900	14,650,113
Corinthian Colleges Inc *	55,400	707,458
IAC/InterActiveCorp * †	96,500	2,320,825
Liberty Global Inc ‘A’ *	425,108	19,839,790
Liberty Media Corp ‘A’ *	1,540,800	15,700,752
Take-Two Interactive Software Inc * †	619,650	15,770,092
The Gap Inc	74,100	1,463,475
Viacom Inc ‘B’	127,000	4,066,540

		74,519,045

Consumer Staples - 3.84%

Altria Group Inc	204,800	13,242,368
Constellation Brands Inc ‘A’ *	201,700	5,950,150
Tyson Foods Inc ‘A’	214,300	3,814,540

		23,007,058

Energy - 1.09%

Halliburton Co	69,800	3,337,836
Reliant Energy Inc *	258,200	3,196,516

		6,534,352

Financial Services - 9.54%

Alliance Capital Management Holding LP	37,500	1,752,750
American International Group Inc	30,800	1,789,480
Assured Guaranty Ltd (Bermuda)	70,700	1,651,552
Bank of America Corp	67,792	3,091,993
Capital One Financial Corp	64,800	5,184,648
Citigroup Inc	154,400	7,137,912
Countrywide Financial Corp	80,400	3,104,244
Everest Re Group Ltd (Barbados)	33,200	3,087,600
Freddie Mac	35,600	2,322,188
Genworth Financial Inc ‘A’	213,000	6,438,990
Host Marriott Corp	132,300	2,315,250
JPMorgan Chase & Co	143,600	5,071,952
Lehman Brothers Holdings Inc	48,400	4,805,152
Morgan Stanley	33,100	1,736,757
UBS AG (LI) + (Switzerland)	23,539	1,834,986
Wachovia Corp	58,001	2,876,850
Wells Fargo & Co	48,100	2,961,998

		57,164,302

Health Care - 6.07%

Beckman Coulter Inc	54,500	3,464,565
GlaxoSmithKline PLC ADR (United Kingdom)	83,900	4,069,989
Manor Care Inc	44,500	1,767,985
MedImmune Inc *	117,700	3,144,944
Pfizer Inc	194,360	5,360,449
Sanofi-Aventis ADR (France)	75,700	3,102,943
Schering-Plough Corp ++	156,600	2,984,796
Tenet Healthcare Corp *	255,900	3,132,216
Watson Pharmaceuticals Inc *	159,900	4,726,644
Wyeth	103,600	4,610,200

		36,364,731

Integrated Oils - 2.88%

BP PLC ADR (United Kingdom)	46,500	2,900,670
LUKOIL ADR † (Russia)	170,800	6,282,024
Talisman Energy Inc + (Canada)	131,600	4,930,166
Total SA ADR † (France)	26,700	3,119,895

		17,232,755

Materials & Processing - 0.68%

Bowater Inc	29,800	964,626
GrafTech International Ltd *	160,700	691,010
Praxair Inc	51,400	2,395,240

		4,050,876

Multi-Industry - 1.95%

Honeywell International Inc	252,300	9,241,749
Tyco International Ltd (Bermuda)	83,800	2,446,960

		11,688,709

Producer Durables - 2.05%

Embraer-Empresa Brasileira de Aeronautica SA ADR † (Brazil)	105,100	3,475,657
Orbital Sciences Corp * †	694,300	6,873,570
WCI Communities Inc *	61,100	1,957,033

		12,306,260

Technology - 7.67%

Compuware Corp * †	245,200	1,762,988
CSG Systems International Inc *	105,800	2,008,084
Flextronics International Ltd * (Singapore)	310,100	4,096,421
Freescale Semiconductor Inc ‘A’ *	264,800	5,563,448
Hewlett-Packard Co	136,800	3,216,168
Intel Corp	120,300	3,135,018
International Business Machines Corp	101,700	7,546,140
Microsoft Corp	271,200	6,736,608
Net2Phone Inc * †	535,000	968,350
Novell Inc * †	633,400	3,927,080
Raytheon Co	108,400	4,240,608
Synopsys Inc *	165,300	2,755,551

		45,956,464

Utilities - 2.57%

IDT Corp ‘B’ * †	531,700	6,997,172
Kinder Morgan Inc	32,700	2,720,640
The AES Corp *	347,600	5,693,688

		15,411,500

Total Common Stocks (Cost $246,705,327)		304,236,052

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 15.06%

Autos & Transportation - 0.96%

Burlington Northern Santa Fe Corp
7.082% due 05/13/29	$280,000	$348,629
Canadian National Railway Co (Canada)
4.250% due 08/01/09	158,000	158,013
CSX Corp
6.250% due 10/15/08	565,000	597,712
DaimlerChrysler NA Holding Corp
7.200% due 09/01/09	600,000	653,701
8.000% due 06/15/10 †	466,000	527,285
Delphi Corp
6.550% due 06/15/06 †	700,000	684,250
FedEx Corp
2.650% due 04/01/07	1,365,000	1,329,989
Lear Corp
8.110% due 05/15/09	1,040,000	1,076,286
Visteon Corp
7.950% due 08/01/05	361,000	361,542

		5,737,407

Consumer Discretionary - 2.37%

Allied Waste North America Inc
8.875% due 04/01/08	585,000	617,175
AOL Time Warner Inc
7.700% due 05/01/32	620,000	786,842
Chancellor Media Corp
8.000% due 11/01/08	1,130,000	1,215,826
Federated Department Stores Inc
6.625% due 09/01/08	795,000	848,350
Hilton Hotels Corp
8.250% due 02/15/11	524,000	608,571
J.C. Penney Co Inc
7.400% due 04/01/37	665,000	721,525
Liberty Media Corp
5.700% due 05/15/13 †	750,000	698,655
Starwood Hotels & Resorts Worldwide Inc
7.375% due 05/01/07	924,000	970,200
The Gap Inc
6.900% due 09/15/07	665,000	697,886
9.550% due 12/15/08	171,000	197,311
The Hertz Corp
6.350% due 06/15/10	955,000	914,253
The May Department Stores Co
3.950% due 07/15/07	535,000	531,558
7.900% due 10/15/07	495,000	529,021
Time Warner Entertainment Co LP
10.150% due 05/01/12	289,000	374,092
Univision Communications Inc
2.875% due 10/15/06	159,000	155,972
3.500% due 10/15/07	830,000	812,216
Viacom Inc
7.875% due 07/30/30	155,000	182,367
Waste Management Inc
6.875% due 05/15/09	1,870,000	2,026,255
Yum! Brands Inc
8.500% due 04/15/06 †	1,280,000	1,322,747

		14,210,822

Consumer Staples - 1.27%

Albertson’s Inc
7.500% due 02/15/11 †	200,000	225,528
8.000% due 05/01/31	335,000	407,373
8.700% due 05/01/30	242,000	314,195
ConAgra Foods Inc
6.000% due 09/15/06	630,000	640,913
Delhaize America Inc
9.000% due 04/15/31	440,000	551,531
General Mills Inc
3.875% due 11/30/07	930,000	922,789
Kraft Foods Inc
5.250% due 06/01/07	1,495,000	1,524,768
Safeway Inc
4.800% due 07/16/07	1,100,000	1,108,746
6.500% due 03/01/11 †	325,000	351,683
The Kroger Co
6.800% due 04/01/11	365,000	401,285
7.800% due 08/15/07	1,100,000	1,175,761

		7,624,572

Energy - 0.11%

Chesapeake Energy Corp
7.500% due 06/15/14	600,000	654,000

Financial Services - 6.33%

ABN Amro NA Holding Capital Trust I
6.523% due 12/01/49 ~ §	670,000	739,466
AIG SunAmerica Global Financing X
6.900% due 03/15/32 ~	210,000	259,252
Allstate Financial Global Funding
4.250% due 09/10/08 ~	240,000	240,901
Allstate Life Global Funding II
3.500% due 07/30/07	325,000	321,319
American Express Centurion Bank
4.375% due 07/30/09	420,000	423,444
Bank of America Corp
4.875% due 01/15/13	15,000	15,411
Bankers Trust Corp
7.375% due 05/01/08	125,000	135,710
Barclays Bank PLC (United Kingdom)
6.278% due 12/29/49 §	950,000	957,866
Boeing Capital Corp
5.750% due 02/15/07 †	105,000	107,859
CIGNA Corp
7.000% due 01/15/11	400,000	448,856
7.400% due 05/15/07	815,000	860,054
CIT Group Inc
7.750% due 04/02/12	470,000	551,973
Citigroup Inc
6.625% due 06/15/32	1,020,000	1,221,806
Countrywide Financial Corp
4.500% due 06/15/10	625,000	624,912
Credit Suisse First Boston USA Inc
5.500% due 08/15/13	1,150,000	1,219,825
Deutsche Telekom International Finance BV (Germany)
8.500% due 06/15/10	870,000	1,009,318
EOP Operating LP
6.763% due 06/15/07	215,000	224,627
8.100% due 08/01/10	335,000	386,452
8.375% due 03/15/06	515,000	530,318
Ford Motor Credit Co
6.250% due 12/08/05	399,000	400,959
6.500% due 01/25/07	655,000	659,943
7.375% due 10/28/09	260,000	254,299
7.600% due 08/01/05	400,000	400,904
Franklin Resources Inc
3.700% due 04/15/08	485,000	477,867
General Motors Acceptance Corp
6.125% due 09/15/06	595,000	595,595
7.500% due 07/15/05	1,088,000	1,088,478
Household Finance Corp
8.000% due 07/15/10	85,000	98,181
HSBC Finance Corp
6.750% due 05/15/11	1,075,000	1,194,653

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal
	Amount	Value
iStar Financial Inc
4.875% due 01/15/09	$835,000	$833,580
John Hancock Global Funding II
7.900% due 07/02/10 ~	1,126,000	1,310,833
JPMorgan Chase Capital XV
5.875% due 03/15/35	835,000	860,101
Lehman Brothers Holdings Inc
7.000% due 02/01/08	785,000	838,639
Lehman Brothers Inc
6.625% due 02/15/08	130,000	137,823
Liberty Property LP
5.650% due 08/15/14	635,000	667,593
Marsh & McLennan Cos Inc
5.875% due 08/01/33	910,000	870,262
MBNA Corp
7.500% due 03/15/12	915,000	1,067,961
Mellon Bank NA
4.750% due 12/15/14	945,000	960,950
Merrill Lynch & Co Inc
5.000% due 02/03/14	1,175,000	1,205,858
MetLife Inc
5.000% due 06/15/15	395,000	401,654
Morgan Stanley
6.600% due 04/01/12	180,000	200,399
6.750% due 04/15/11	560,000	620,800
National City Bank
6.200% due 12/15/11	82,000	90,188
Nationwide Financial Services Inc
5.900% due 07/01/12	445,000	481,285
NiSource Finance Corp
3.200% due 11/01/06	190,000	187,982
7.875% due 11/15/10	885,000	1,018,057
Pemex Project Funding Master Trust
7.875% due 02/01/09 †	490,000	536,550
PF Export Receivables Master Trust (Cayman)
3.748% due 06/01/13 ~	476,438	460,350
Prudential Holdings LLC
8.695% due 12/18/23 ~	975,000	1,291,567
Prudential Insurance Co of America
8.300% due 07/01/25 ~	1,105,000	1,478,311
Simon Property Group LP
5.450% due 03/15/13 †	550,000	573,115
5.625% due 08/15/14	375,000	391,783
Sprint Capital Corp
8.750% due 03/15/32	720,000	1,004,733
SunTrust Banks Inc
4.000% due 10/15/08	660,000	656,934
7.750% due 05/01/10	56,000	64,350
The Goldman Sachs Group Inc
5.700% due 09/01/12	1,120,000	1,193,457
Toll Corp
8.250% due 12/01/11	625,000	675,000
Travelers Property Casualty Corp
3.750% due 03/15/08	1,090,000	1,073,912
Vornado Realty LP
5.625% due 06/15/07	1,295,000	1,320,549

		37,924,824

Health Care - 0.29%

Aetna Inc
7.375% due 03/01/06	1,240,000	1,266,075
HCA Inc
7.125% due 06/01/06	87,000	89,300
UnitedHealth Group Inc
4.875% due 03/15/15	360,000	368,352

		1,723,727

Multi-Industry - 0.22%

Tyco International Group SA (Bermuda)
6.375% due 02/15/06	880,000	891,904
6.750% due 02/15/11	412,000	457,901

		1,349,805

Producer Durables - 0.59%

Beazer Homes USA Inc
8.625% due 05/15/11	625,000	665,625
D.R. Horton Inc
6.125% due 01/15/14	620,000	644,321
Lennar Corp
5.950% due 03/01/13 †	600,000	638,617
Lockheed Martin Corp
7.650% due 05/01/16	453,000	564,109
8.500% due 12/01/29	110,000	159,355
Northrop Grumman Corp
7.125% due 02/15/11	755,000	854,878

		3,526,905

Technology - 0.04%

Raytheon Co
6.500% due 07/15/05	266,000	266,182

Utilities - 2.88%

AT&T Corp
6.000% due 03/15/09	52,000	54,788
AT&T Wireless Services Inc
7.875% due 03/01/11	360,000	418,866
8.125% due 05/01/12	450,000	539,893
British Telecom PLC (United Kingdom)
8.875% due 12/15/30	515,000	729,229
CenterPoint Energy Inc
7.250% due 09/01/10	655,000	727,528
Citizens Communications Co
9.250% due 05/15/11	320,000	358,800
Constellation Energy Group Inc
7.000% due 04/01/12	985,000	1,112,662
Cox Communications Inc
7.875% due 08/15/09	145,000	162,611
Cox Enterprises Inc
7.375% due 06/15/09 ~	645,000	698,364
Dominion Resources Inc
8.125% due 06/15/10	630,000	726,630
DTE Energy Co
6.450% due 06/01/06	525,000	535,846
FirstEnergy Corp
5.500% due 11/15/06	520,000	529,081
7.375% due 11/15/31	595,000	729,662
France Telecom SA (France)
8.500% due 03/01/11 §	530,000	615,768
9.250% due 03/01/31 §	220,000	307,686
Ipalco Enterprises Inc
8.375% due 11/14/08	525,000	568,312
Kinder Morgan Inc
6.500% due 09/01/12	710,000	783,228
MidAmerican Energy Co
6.750% due 12/30/31	285,000	350,795
MidAmerican Energy Holdings Co
5.875% due 10/01/12	690,000	734,012
Portland General Electric Co
8.125% due 02/01/10 ~	480,000	549,099
Progress Energy Inc
6.850% due 04/15/12	20,000	22,249
PSEG Energy Holdings LLC
7.750% due 04/16/07	660,000	684,750

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal
	Amount	Value
PSEG Power LLC
6.875% due 04/15/06	$505,000	$515,579
Reliant Energy Resources Corp
8.125% due 07/15/05	220,000	220,231
Sempra Energy
7.950% due 03/01/10	614,000	697,926
TCI Communications Inc
7.875% due 02/15/26	715,000	895,506
Tele-Communications Inc-TCI Group
9.800% due 02/01/12	1,105,000	1,409,224
Telefonos de Mexico SA de CV (Mexico)
4.750% due 01/27/10 ~	780,000	783,245
TXU Corp
6.550% due 11/15/34 ~	790,000	779,826

		17,241,396

Total Corporate Bonds & Notes (Cost $88,696,509)		90,259,640

MORTGAGE-BACKED SECURITIES - 31.31%

Collateralized Mortgage Obligations - 10.88%

Banc of America Commercial Mortgage Inc
4.501% due 07/10/43 # " §	1,060,000	1,065,328
4.512% due 12/10/42 "	1,010,000	1,013,938
4.783% due 07/10/42 "	1,290,000	1,296,514
Banc of America Funding Corp
6.500% due 07/20/32 "	1,245,652	1,263,060
Banc of America Mortgage Securities
2.469% due 08/25/34 " §	67,457	67,431
3.712% due 06/25/34 " §	524,389	524,385
4.994% due 06/25/35 " §	344,919	345,118
6.500% due 10/25/34 "	1,014,187	1,039,860
Bear Stearns Commercial Mortgage Securities
4.000% due 03/13/40 "	2,100,058	2,078,526
4.945% due 02/11/41 "	500,000	513,990
Countrywide Alternative Loan Trust
3.494% due 10/25/34 " §	782,181	782,993
6.500% due 08/25/32 "	2,110,173	2,156,334
6.500% due 09/25/34 "	42,413	43,663
Fannie Mae
3.660% due 12/18/32 " §	384,417	386,988
4.500% due 08/25/09 "	345,166	344,942
5.000% due 02/25/12 - 01/25/20 " ±	2,869,874	2,933,985
5.500% due 04/25/23 "	1,068,000	1,127,401
6.000% due 03/25/27 -
09/25/30 " ±	1,274,600	1,286,201
6.500% due 06/25/23 -
10/25/31 " ±	2,493,975	2,601,758
Fannie Mae (IO)
3.386% due 02/25/35 -
05/25/35 " § ±	5,341,651	326,263
3.430% due 07/25/25 # " §	2,200,000	134,062
3.436% due 03/25/35 " §	11,330,337	705,810
3.786% due 11/25/30 " §	770,070	62,807
4.636% due 01/25/32 " §	402,503	41,304
4.686% due 04/25/32 -
09/25/32 " § ±	2,778,383	286,384
4.786% due 03/25/32 " §	589,133	62,580
4.840% due 12/18/32 " §	533,994	57,044
4.936% due 02/25/33 " §	924,462	90,938
5.500% due 01/01/33 -
03/01/33 " ±	4,815,920	862,344
6.500% due 02/01/32 -
12/01/32 " ±	5,413,722	971,980
6.500% due 02/01/33 " §	639,141	103,983
7.000% due 06/01/23 -
07/01/26 " ±	3,868,076	691,252
7.500% due 08/01/23 -
01/01/24 " ±	2,791,805	545,737
Fannie Mae (PO)
0.000% due 09/25/23 "	415,617	365,031
Fannie Mae Grantor Trust
7.000% due 11/25/31 "	1,362,782	1,440,403
Fannie Mae Whole Loan
7.000% due 02/25/44 "	3,085,265	3,259,774
First Union-Lehman Brothers-Bank of America
6.560% due 11/18/35 "	706,864	744,967
Freddie Mac
3.620% due 06/15/29 -
01/15/33 " § ±	558,222	561,149
3.720% due 03/15/32 " §	258,589	259,481
4.500% due 04/15/22 "	126,918	126,907
5.500% due 10/15/14 -
03/15/22 " ±	1,558,493	1,568,678
6.000% due 03/15/30 -
04/15/30 " ±	1,056,479	1,065,674
6.500% due 02/15/23 -
08/15/28 " ±	2,040,883	2,116,501
Freddie Mac (IO)
2.820% due 07/15/25 # " §	3,440,000	158,025
3.480% due 01/15/35 " §	4,143,937	248,059
4.430% due 07/15/26 -
03/15/29 " § ±	1,241,407	112,268
6.500% due 02/01/28 -
01/01/29 " ±	400,404	68,628
7.000% due 06/01/26 -
04/01/27 " ±	1,835,108	325,902
Freddie Mac (PO)
0.000% due 06/01/26 "	172,432	152,198
GE Capital Commercial Mortgage Corp
4.093% due 01/10/38 "	1,899,000	1,888,487
4.433% due 07/10/39 "	640,000	644,560
4.578% due 06/10/48 "	450,000	453,720
GMAC Commercial Mortgage Securities Inc
4.547% due 12/10/41 " §	660,000	664,996
6.869% due 07/15/29 "	436,275	455,839
Government National Mortgage Association (IO)
4.264% due 02/16/32 " §	939,272	82,345
4.364% due 01/16/27 " §	782,670	73,386
4.410% due 01/17/30 " §	718,429	59,489
4.464% due 12/16/26 " §	1,871,639	179,480
Greenwich Capital Commercial Funding Corp
4.305% due 08/10/42 " §	930,000	930,304
GS Mortgage Securities Corp II
3.659% due 10/10/28 "	711,147	701,850
4.602% due 08/10/38 "	400,000	405,028
GSR Mortgage Loan Trust
4.495% due 12/25/34 " §	1,077,951	1,075,379
JPMorgan Chase Commercial Mortgage Securities Corp
3.972% due 03/12/39 "	1,316,441	1,301,998
4.575% due 07/15/42 "	260,000	262,371
MASTR Alternative Loans Trust
4.700% due 08/25/34 " §	2,664,670	2,668,809
6.000% due 07/25/34 "	1,650,338	1,685,073
MASTR Seasoned Securities Trust
6.500% due 08/25/32 # "	2,441,322	2,488,624
Nomura Asset Securities Corp
6.590% due 03/15/30 "	790,000	838,983
Prudential Mortgage Capital Co II LLC
7.306% due 10/06/10 ~ "	1,620,000	1,844,316
Residential Accredit Loans Inc
5.750% due 01/25/33 "	889,637	901,831

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal
	Amount	Value
Wachovia Bank Commercial Mortgage Trust
4.380% due 10/15/41 "	$1,330,000	$1,334,448
4.782% due 03/15/42 "	1,490,000	1,517,938
Washington Mutual Inc
4.689% due 05/25/35 " §	1,283,897	1,287,575
Wells Fargo Mortgage-Backed Securities Trust
3.803% due 08/25/34 " §	926,909	927,989
4.540% due 01/25/35 " §	1,680,344	1,680,811
4.611% due 11/25/34 " §	479,772	478,931

		65,223,108

Fannie Mae - 17.69%

4.500% due 07/19/20 # "	7,134,000	7,102,789
5.000% due 07/19/20 -
08/11/35 # " ±	16,234,000	16,267,512
5.000% due 06/01/18 -
07/01/18 " ±	3,501,993	3,545,066
5.500% due 07/19/20 -
07/14/35 # " ±	7,640,000	7,772,890
5.500% due 03/01/33 -
11/01/34 " ±	14,729,111	14,948,142
6.000% due 10/01/16 -
07/14/35 # " ±	16,232,974	16,731,146
6.500% due 03/01/28 -
11/01/31 " ±	3,313,121	3,448,983
6.500% due 07/14/35 # "	33,274,000	34,438,590
7.000% due 04/01/20 "	1,271,091	1,332,499
7.500% due 03/01/30 -
07/01/30 " ±	323,235	345,682
8.500% due 07/01/32 "	47,957	52,133

		105,985,432

Freddie Mac - 2.74%

6.000% due 09/01/34 "	3,927,043	4,030,577
6.500% due 04/01/18 -
04/01/34 " ±	1,167,869	1,213,986
7.000% due 09/01/31 -
03/01/33 " ±	5,703,432	6,007,309
7.000% due 07/14/35 # "	4,919,000	5,178,782

		16,430,654

Total Mortgage-Backed Securities (Cost $188,737,349)		187,639,194

ASSET-BACKED SECURITIES - 5.96%

AESOP Funding II LLC
3.320% due 04/20/09 ~ " §	370,000	370,680
BMW Vehicle Owner Trust
1.880% due 10/25/06 "	404,957	404,265
3.660% due 12/26/07 "	1,460,000	1,459,543
Capital Auto Receivables Asset Trust
3.580% due 01/15/09 "	1,320,000	1,307,749
3.730% due 07/16/07 "	610,000	610,189
Centex Home Equity Co LLC
2.980% due 04/25/20 " §	384,539	382,319
4.050% due 08/25/21 " §	412,394	411,627
4.196% due 06/25/35 " §	880,000	878,487
Chase Funding Mortgage Loan Asset-Backed Certificates
2.427% due 06/25/19 "	580,000	577,176
2.451% due 11/25/18 "	240,057	239,147
Chase Manhattan Auto Owner Trust
3.720% due 12/15/07 "	1,030,000	1,030,644
4.240% due 09/15/08 "	171,691	172,129
CIT Equipment Collateral
2.660% due 11/20/06 ~ "	940,000	935,168
Citibank Credit Card Issuance Trust
5.000% due 06/10/15 "	180,000	183,470
5.650% due 06/16/08 "	1,200,000	1,219,904
CitiFinancial Mortgage Securities Inc
3.434% due 08/25/33 " §	59,456	59,493
Countrywide Asset-Backed Certificates
3.684% due 02/25/33 " §	92,701	93,989
4.317% due 09/25/21 " §	910,000	909,996
DaimlerChrysler Auto Trust
2.480% due 02/08/07 "	311,870	311,274
2.620% due 06/08/07 "	1,576,212	1,570,826
3.170% due 09/08/07 "	1,550,000	1,546,060
3.780% due 02/06/07 "	170,716	170,832
4.490% due 10/06/08 "	377,693	378,756
Equity One Asset-Backed Securities Inc
3.800% due 07/25/34 " §	240,000	238,254
Ford Credit Auto Owner Trust
2.130% due 10/15/06 "	708,742	706,782
3.480% due 11/15/08 "	930,000	924,517
3.780% due 09/15/07 "	980,000	979,813
Harley-Davidson Motorcycle Trust
1.500% due 01/15/08 "	409,153	408,044
Honda Auto Receivables Owner Trust
1.580% due 07/17/06 † "	172,740	172,707
3.210% due 05/21/07 "	630,000	628,469
3.730% due 10/18/07 "	960,000	960,600
M&I Auto Loan Trust
2.490% due 10/22/07 "	121,473	121,437
MBNA Credit Card Master Note Trust
4.570% due 03/15/16 " §	1,720,000	1,832,344
National City Auto Receivables Trust
1.500% due 02/15/07 "	250,418	250,065
Nissan Auto Lease Trust
2.550% due 01/15/07 "	800,139	797,764
Nissan Auto Receivables Owner Trust
1.400% due 07/17/06 "	383,083	382,374
4.280% due 10/16/06 "	80,795	80,870
Onyx Acceptance Owner Trust
4.710% due 03/15/09 "	756,481	758,662
Option One Mortgage Loan Trust
3.464% due 11/25/34 " §	167,651	167,769
Popular ABS Mortgage Pass-Through Trust
3.735% due 12/25/34 " §	350,000	346,920
3.914% due 05/25/35 " §	260,000	258,058
4.415% due 04/25/35 " §	430,000	430,425
Residential Asset Mortgage Products Inc
4.450% due 07/25/28 "	760,000	762,022
Structured Asset Securities Corp
5.180% due 03/25/35 " §	2,218,030	2,229,756
USAA Auto Owner Trust
1.430% due 09/15/06 "	391,503	391,261
2.410% due 02/15/07 "	656,941	655,323
2.790% due 06/15/07 "	850,000	847,493
Volkswagen Auto Lease Trust
2.470% due 01/22/07 "	1,000,172	996,902
3.520% due 04/20/07 "	1,090,000	1,088,537
Wachovia Auto Owner Trust
2.400% due 05/21/07 "	593,840	591,900
Wells Fargo Home Equity Trust
2.940% due 02/25/18 " §	1,115,704	1,107,252
WFS Financial Owner Trust
4.500% due 02/20/10 " §	354,057	355,543
Whole Auto Loan Trust
2.590% due 05/15/07 "	1,002,480	998,267

Total Asset-Backed Securities (Cost $35,766,302)		35,693,853

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY ISSUES - 4.48%

Fannie Mae
0.000% due 10/05/07	$3,375,000	$3,091,092
3.750% due 05/17/07	190,000	189,508
6.625% due 09/15/09	985,000	1,086,430
7.250% due 01/15/10 ‡	4,100,000	4,653,709
7.250% due 05/15/30	940,000	1,309,361
Federal Home Loan Bank
3.125% due 11/15/06	2,470,000	2,447,024
Freddie Mac
3.625% due 09/15/06	815,000	813,646
3.625% due 09/15/08	3,000,000	2,976,336
4.125% due 07/12/10	330,000	331,453
6.625% due 09/15/09	310,000	341,616
Tennessee Valley Authority
4.650% due 06/15/35	1,335,000	1,342,722
5.375% due 11/13/08	525,000	549,039
6.790% due 05/23/12	6,638,000	7,695,706

Total U.S. Government Agency Issues (Cost $26,704,058)		26,827,642

U.S. TREASURY OBLIGATIONS - 1.21%

U.S. Treasury Bonds - 0.20%

5.375% due 02/15/31	1,018,000	1,201,559

U.S. Treasury Notes - 1.01%

3.625% due 06/15/10	1,631,000	1,624,375
3.750% due 03/31/07	2,910,000	2,915,343
4.000% due 02/15/15	605,000	607,340
4.125% due 05/15/15	889,000	902,266

		6,049,324

Total U.S. Treasury Obligations (Cost $7,208,691)		7,250,883

FOREIGN GOVERNMENT BONDS - 0.11%

United Mexican States (Mexico) 7.500% due 01/14/12	575,000	653,488

Total Foreign Government Bonds (Cost $629,180)		653,488

SHORT-TERM INVESTMENT - 3.85%

Repurchase Agreement - 3.85%

State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $23,061,409; collateralized by U.S. Treasury Bonds 8.125% due 05/15/21 and market value $23,526,419)	23,060,000	23,060,000

Total Short-Term Investment (Cost $23,060,000)		23,060,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 113.78% (Cost $619,652,407)		681,826,763

	Shares
SECURITIES LENDING COLLATERAL - 7.45%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $44,668,127)	44,668,127	44,668,127

TOTAL INVESTMENTS - 121.23% (Cost $664,320,534)		726,494,890

OTHER ASSETS & LIABILITIES, NET - (21.23%)		(127,223,344)

NET ASSETS - 100.00%		$599,271,546

Notes to Schedule of Investments
(a) As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Equity Securities	51.80%
Mortgage-Backed Securities	31.31%
Corporate Bonds & Notes	15.06%
Short-Term Investment & Securities Lending Collateral	11.30%
Asset-Backed Securities	5.96%
U.S. Government Agency Issues	4.48%
U.S. Treasury Obligations	1.21%
Foreign Government Bonds	0.11%

121.23%
Other Assets & Liabilities, Net	(21.23%)

100.00%

(b) Securities with an approximate aggregate market value of $1,134,060 were segregated with the custodian to cover margin requirements for the following open futures contracts as of June 30, 2005:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

U.S. Treasury 30-Year Bonds (09/05)	152	$15,200,000	$344,181

Short Futures Outstanding
U.S. Treasury 2-Year Notes (09/05)	388	77,600,000	(14,321)
U.S. Treasury 5-Year Notes (09/05)	414	41,400,000	(76,445)
U.S. Treasury 10-Year Notes (09/05)	10	1,000,000	(955)

			$252,460

(c) Transactions in written options for the period ended June 30, 2005 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2004	—	$—
Call Options Written	548	67,264
Call Options Expired	—	—
Call Options Repurchased	—	—

Outstanding, June 30, 2005	548	$67,264

(d) Premiums received and value of written options outstanding as of June 30, 2005:

	Number of
Type	Contracts	Premium	Value

Call - CBOE Schering-Plough Corp Strike @ $22.50 Exp. 01/21/06 Broker: Cantor Fitzgerald	548	$67,264	$19,180

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
MAIN STREET® CORE PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
WARRANTS - 0.00%

Technology - 0.00%

Lucent Technologies Inc * Exp. 12/10/07	55,563	$42,783
MicroStrategy Inc * Exp. 06/24/07	17,632	2,733
		45,516

Total Warrants (Cost $0)		45,516

COMMON STOCKS - 98.83%

Autos & Transportation - 1.54%

Alaska Air Group Inc * †	8,400	249,900
Autoliv Inc	16,300	713,940
Burlington Northern Santa Fe Corp	118,700	5,588,396
CNF Inc	14,900	669,010
CSX Corp	32,900	1,403,514
FedEx Corp	58,900	4,771,489
Ford Motor Co †	453,400	4,642,816
General Maritime Corp †	1,200	50,880
Genuine Parts Co	13,300	546,497
Laidlaw International Inc *	19,900	479,590
Norfolk Southern Corp	73,600	2,278,656
OMI Corp †	7,400	140,674
Oshkosh Truck Corp	2,000	156,560
PACCAR Inc	38,700	2,631,600
Swift Transportation Co Inc * †	18,700	435,523
The Goodyear Tire & Rubber Co * †	46,500	692,850
United Parcel Service Inc ‘B’	16,400	1,134,224
Wabash National Corp †	1,800	43,614
Yellow Roadway Corp *	15,937	809,600

		27,439,333

Consumer Discretionary - 10.14%

Abercrombie & Fitch Co ‘A’	15,000	1,030,500
Action Performance Cos Inc †	11,400	100,548
Advance Auto Parts Inc *	12,200	787,510
American Eagle Outfitters Inc	38,400	1,176,960
Apollo Group Inc ‘A’ *	9,800	766,556
Arbitron Inc †	3,000	128,700
AutoNation Inc *	31,400	644,328
Avon Products Inc	67,400	2,551,090
Barnes & Noble Inc *	2,200	85,360
bebe stores inc †	3,325	88,013
Bed Bath & Beyond Inc *	52,100	2,176,738
Best Buy Co Inc	4,400	301,620
BJ’s Wholesale Club Inc *	9,900	321,651
Blockbuster Inc ‘B’	44,299	380,085
Borders Group Inc †	14,300	361,933
Brinker International Inc *	400	16,020
Catalina Marketing Corp †	6,100	155,001
CEC Entertainment Inc *	15,200	639,768
Cendant Corp	3,300	73,821
Choice Hotels International Inc †	4,100	269,370
Circuit City Stores Inc	53,400	923,286
CKE Restaurants Inc †	9,700	135,024
Coach Inc *	82,100	2,756,097
Cooper Industries Ltd ‘A’	2,400	153,360
Costco Wholesale Corp	30,300	1,358,046
Darden Restaurants Inc	30,400	1,002,592
Dillard’s Inc ‘A’ †	16,300	381,746
EarthLink Inc *	54,100	468,506
eBay Inc *	43,800	1,445,838
Electronics Boutique Holdings Corp * †	6,000	380,940
Federated Department Stores Inc †	81,000	5,935,680
Furniture Brands International Inc †	5,800	125,338
Gannett Co Inc	11,300	803,769
Getty Images Inc * †	3,600	267,336
Guitar Center Inc * †	2,900	169,273
Harrah’s Entertainment Inc	1	72
Hilton Hotels Corp	27,700	660,645
J.C. Penney Co Inc	103,700	5,452,546
Jack in the Box Inc * †	5,200	197,184
Kimberly-Clark Corp	54,100	3,386,119
Liberty Media Corp ‘A’ *	56,500	575,735
Lowe’s Cos Inc	97,400	5,670,628
Marriott International Inc ‘A’	43,100	2,940,282
Marvel Enterprises Inc * †	22,900	451,588
McDonald’s Corp	267,700	7,428,675
MGM MIRAGE * †	117,400	4,646,692
Michaels Stores Inc	30,000	1,241,100
Movie Gallery Inc †	8,400	222,012
Nautilus Inc †	10,100	287,850
News Corp ‘A’	85,300	1,380,154
Nike Inc ‘B’	21,100	1,827,260
Nordstrom Inc	20,500	1,393,385
Office Depot Inc *	3,700	84,508
Omnicom Group Inc	11,800	942,348
Penn National Gaming Inc *	14,900	543,850
PHH Corp * †	4,955	127,443
Pixar *	6,100	305,305
R.H. Donnelley Corp *	1,800	111,564
R.R. Donnelley & Sons Co	12,900	445,179
Republic Services Inc	21,100	759,811
Robert Half International Inc	400	9,988
Sears Holdings Corp *	2,510	376,174
Spectrum Brands Inc *	8,900	293,700
Staples Inc	98,350	2,096,822
Starbucks Corp *	3,000	154,980
Starwood Hotels & Resorts Worldwide Inc	41,400	2,424,798
Target Corp	165,400	8,999,414
Tempur-Pedic International Inc * †	8,600	190,748
The Black & Decker Corp	6,200	557,070
The Children’s Place Retail Stores Inc * †	8,900	415,363
The Finish Line Inc ‘A’ †	2,300	43,516
The Gap Inc	138,000	2,725,500
The Gillette Co	352,700	17,857,201
The Home Depot Inc	376,300	14,638,070
The McGraw-Hill Cos Inc	93,000	4,115,250
The Men’s Wearhouse Inc * †	15,000	516,450
The Timberland Co ‘A’ *	31,200	1,208,064
The TJX Cos Inc	78,900	1,921,215
The Toro Co †	21,600	833,976
The Walt Disney Co	167,400	4,215,132
Time Warner Inc *	568,100	9,492,951
Too Inc * †	11,500	268,755
Toys “R” Us Inc *	43,300	1,146,584
Tupperware Corp †	9,000	210,330
United Online Inc †	35,050	380,643
V.F. Corp	1,400	80,108
Viacom Inc ‘B’	167,511	5,363,702
Wal-Mart Stores Inc	430,500	20,750,100
Waste Management Inc	65,400	1,853,436
Weight Watchers International Inc * †	5,000	258,050
Wendy’s International Inc	13,400	638,510
Yahoo! Inc *	68,500	2,373,525
Yum! Brands Inc	87,400	4,551,792
Zale Corp *	10,600	335,914

		180,742,169

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
Consumer Staples - 5.69%

7-Eleven Inc * †	9,600	$290,304
Albertson’s Inc †	27,800	574,904
Altria Group Inc	342,900	22,171,914
Anheuser-Busch Cos Inc	61,200	2,799,900
Brown-Forman Corp ‘B’	2,100	126,966
Campbell Soup Co	9,900	304,623
Chiquita Brands International Inc †	11,000	302,060
Colgate-Palmolive Co	12,200	608,902
Dean Foods Co *	5,400	190,296
General Mills Inc	45,600	2,133,624
Kellogg Co	5,000	222,200
Loews Corp-Carolina Group	8,300	276,556
Longs Drug Stores Corp †	7,600	327,180
PepsiAmericas Inc	2,100	53,886
PepsiCo Inc	354,000	19,091,220
Pilgrim’s Pride Corp †	20,000	682,600
Reynolds American Inc †	41,200	3,246,560
Safeway Inc †	56,700	1,280,853
Sara Lee Corp	86,100	1,705,641
SUPERVALU Inc	23,400	763,074
Sysco Corp	13,200	477,708
The Clorox Co	2,600	144,872
The Coca-Cola Co	378,400	15,798,200
The Hershey Co	62,900	3,906,090
The Kroger Co *	33,400	635,602
The Pepsi Bottling Group Inc	42,700	1,221,647
The Procter & Gamble Co	314,800	16,605,700
TreeHouse Foods Inc *	1,080	30,791
Walgreen Co	120,600	5,546,394

		101,520,267

Energy - 3.13%

Anadarko Petroleum Corp	85,300	7,007,395
Apache Corp	81,500	5,264,900
Baker Hughes Inc	9,100	465,556
Burlington Resources Inc	133,300	7,363,492
Cal Dive International Inc * †	16,800	879,816
Chesapeake Energy Corp †	57,600	1,313,280
Comstock Resources Inc * †	10,900	275,661
CONSOL Energy Inc †	8,300	444,714
Devon Energy Corp	154,300	7,819,924
Diamond Offshore Drilling Inc †	12,600	673,218
EOG Resources Inc	86,100	4,890,480
Frontier Oil Corp	14,600	428,510
Halliburton Co	10,600	506,892
Helmerich & Payne Inc	16,500	774,180
Holly Corp †	3,900	182,013
Kerr-McGee Corp	52,372	3,996,507
Newfield Exploration Co *	25,000	997,250
Noble Energy Inc	6,800	514,420
NRG Energy Inc * †	15,800	594,080
Peabody Energy Corp	3,300	171,732
Premcor Inc	23,000	1,706,140
St. Mary Land & Exploration Co	2,000	57,960
Sunoco Inc	13,700	1,557,416
Swift Energy Co * †	7,700	275,814
Tesoro Corp	24,100	1,121,132
The Houston Exploration Co * †	4,600	244,030
The Williams Cos Inc	165,400	3,142,600
TODCO ‘A’ * †	1,200	30,804
Universal Compression Holdings Inc * †	4,100	148,584
Valero Energy Corp	30,200	2,389,122
Vintage Petroleum Inc	18,400	560,648

		55,798,270

Financial Services - 24.32%

ACE Ltd (Bermuda)	53,900	2,417,415
Affiliated Managers Group Inc * †	2,150	146,909
Aflac Inc	33,800	1,462,864
American Capital Strategies Ltd †	24,900	899,139
American Express Co	181,100	9,639,953
American International Group Inc	371,400	21,578,340
AmeriCredit Corp *	40,800	1,040,400
AmerUs Group Co †	16,700	802,435
AmSouth Bancorp †	28,500	741,000
Aon Corp	9,300	232,872
Assurant Inc	18,900	682,290
Astoria Financial Corp	25,450	724,561
Automatic Data Processing Inc	41,900	1,758,543
Bank of America Corp	828,248	37,776,391
BB&T Corp	86,300	3,449,411
Capital One Financial Corp	63,600	5,088,636
CheckFree Corp *	700	23,842
CIGNA Corp	56,900	6,090,007
Cincinnati Financial Corp	2,348	92,887
CIT Group Inc	28,500	1,224,645
Citigroup Inc	955,000	44,149,650
Comerica Inc	49,600	2,866,880
Compass Bancshares Inc	9,700	436,500
Countrywide Financial Corp	114,898	4,436,212
Downey Financial Corp	4,100	300,120
Equifax Inc	26,600	949,886
Fannie Mae	190,300	11,113,520
Fidelity National Financial Inc	33,237	1,186,229
Fifth Third Bancorp †	40,700	1,677,247
First Data Corp	47,200	1,894,608
Fiserv Inc *	14,400	618,480
Franklin Resources Inc	59,900	4,611,102
Freddie Mac	127,100	8,290,733
Fremont General Corp †	13,100	318,723
GATX Corp †	10,000	345,000
Global Payments Inc †	1,600	108,480
Golden West Financial Corp	38,200	2,459,316
HCC Insurance Holdings Inc	12,200	462,014
Hibernia Corp ‘A’	21,600	716,688
IndyMac Bancorp Inc	23,700	965,301
Jefferson-Pilot Corp	10,900	549,578
JPMorgan Chase & Co	673,012	23,770,784
KeyCorp	162,500	5,386,875
LandAmerica Financial Group Inc †	8,100	480,897
Legg Mason Inc	1,150	119,726
Lehman Brothers Holdings Inc	83,800	8,319,664
Loews Corp	67,600	5,239,000
M&T Bank Corp	41,000	4,311,560
Marsh & McLennan Cos Inc	49,000	1,357,300
Marshall & Ilsley Corp	40,500	1,800,225
MBIA Inc †	7,200	427,032
MBNA Corp	195,200	5,106,432
Mellon Financial Corp	16,900	484,861
Merrill Lynch & Co Inc	229,900	12,646,799
MetLife Inc	140,100	6,296,094
MGIC Investment Corp	2,300	150,006
Moody’s Corp	45,400	2,041,184
Morgan Stanley	321,600	16,874,352
National City Corp	148,000	5,049,760
Northern Trust Corp	15,400	702,086
Old Republic International Corp	12,800	323,712
PartnerRe Ltd (Bermuda)	2,700	173,934
Principal Financial Group Inc	128,300	5,375,770
Protective Life Corp	4,500	189,990
Providian Financial Corp * †	20,500	361,415
Prudential Financial Inc	62,600	4,110,316
Radian Group Inc	800	37,776

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
Regions Financial Corp	81,219	$2,751,700
Reinsurance Group of America Inc †	8,200	381,382
Safeco Corp	26,200	1,423,708
SLM Corp	65,200	3,312,160
StanCorp Financial Group Inc	6,500	497,770
SunTrust Banks Inc	96,900	7,000,056
SVB Financial Group * †	6,800	325,720
The Allstate Corp	176,400	10,539,900
The Bank of New York Co Inc	185,700	5,344,446
The Bear Stearns Cos Inc	53,900	5,602,366
The Charles Schwab Corp	425,300	4,797,384
The Chubb Corp	69,500	5,949,895
The Dun & Bradstreet Corp *	800	49,320
The First American Corp †	26,300	1,055,682
The Goldman Sachs Group Inc	50,700	5,172,414
The Hartford Financial Services Group Inc	86,000	6,431,080
The PMI Group Inc †	6,000	233,880
The PNC Financial Services Group Inc	81,500	4,438,490
The Progressive Corp	47,200	4,663,832
The St. Paul Travelers Cos Inc	89,000	3,518,170
Torchmark Corp	2,200	114,840
Toronto-Dominion Bank † (Canada)	6,911	308,300
U.S. Bancorp	524,200	15,306,640
UnionBanCal Corp	22,400	1,499,008
W.R. Berkley Corp	5,300	189,104
Wachovia Corp	374,200	18,560,320
Washington Mutual Inc	176,000	7,161,440
WellChoice Inc * †	9,500	659,965
Wells Fargo & Co	296,400	18,252,312
XL Capital Ltd ‘A’ (Bermuda)	17,000	1,265,140
Zions Bancorp	16,600	1,220,598

		433,493,379

Health Care - 12.99%

Abbott Laboratories	254,600	12,477,946
Aetna Inc	53,500	4,430,870
Allergan Inc	26,100	2,224,764
American Healthways Inc * †	7,700	325,479
AmerisourceBergen Corp †	11,000	760,650
Amgen Inc *	130,500	7,890,030
Barr Pharmaceuticals Inc *	22,200	1,082,028
Bausch & Lomb Inc	2,100	174,300
Baxter International Inc	107,700	3,995,670
Becton Dickinson & Co	98,600	5,173,542
Beverly Enterprises Inc * †	6,500	82,810
Boston Scientific Corp *	73,600	1,987,200
Bristol-Myers Squibb Co	232,300	5,802,854
Cardinal Health Inc	32,000	1,842,560
Caremark Rx Inc *	67,800	3,018,456
Community Health Systems Inc *	5,700	215,403
Edwards Lifesciences Corp *	3,700	159,174
Eli Lilly & Co	57,700	3,214,467
Express Scripts Inc * †	14,000	699,720
Forest Laboratories Inc *	900	34,965
Genentech Inc *	60,100	4,824,828
Genesis HealthCare Corp * †	5,000	231,400
Guidant Corp	36,500	2,456,450
Haemonetics Corp * †	3,300	134,112
HCA Inc	113,900	6,454,713
Health Net Inc *	10,900	415,944
Humana Inc *	36,700	1,458,458
Invitrogen Corp *	5,600	466,424
Johnson & Johnson	605,000	39,325,000
Kindred Healthcare Inc * †	9,200	364,412
LCA-Vision Inc †	7,900	382,834
Lincare Holdings Inc *	14,600	596,264
Manor Care Inc †	200	7,946
McKesson Corp	113,100	5,065,749
Medco Health Solutions Inc *	84,954	4,533,145
Medicis Pharmaceutical Corp ‘A’	11,200	355,376
Medtronic Inc	212,800	11,020,912
Merck & Co Inc	625,800	19,274,640
PacifiCare Health Systems Inc *	12,300	878,835
Pediatrix Medical Group Inc *	5,200	382,408
Pfizer Inc	1,440,060	39,716,855
Quest Diagnostics Inc	69,800	3,718,246
Sierra Health Services Inc * †	13,100	936,126
Sunrise Senior Living Inc * †	4,100	221,318
Triad Hospitals Inc *	11,000	601,040
UnitedHealth Group Inc	338,750	17,662,425
Universal Health Services Inc ‘B’	5,500	341,990
WellPoint Inc *	102,000	7,103,280
Wyeth	158,100	7,035,450

		231,559,468

Integrated Oils - 8.64%

Amerada Hess Corp	14,900	1,586,999
Canadian Natural Resources Ltd + (Canada)	112,600	4,080,509
Chevron Corp	487,900	27,283,368
ConocoPhillips	292,100	16,792,829
Crew Energy Inc * + (Canada)	2	23
Exxon Mobil Corp	1,278,900	73,498,383
Marathon Oil Corp	112,300	5,993,451
Occidental Petroleum Corp	98,100	7,546,833
Paramount Resources Ltd ‘A’ * (Canada)	205,000	3,008,407
Precision Drilling Corp * + (Canada)	10,800	425,671
Talisman Energy Inc + (Canada)	91,800	3,439,128
Transocean Inc *	46,500	2,509,605
Trilogy Energy Trust (Canada)	125,900	1,840,409
Unocal Corp	92,600	6,023,630

		154,029,245

Materials & Processing - 3.70%

Agrium Inc (Canada)	25,400	498,094
Air Products & Chemicals Inc	42,000	2,532,600
Alcoa Inc	22,800	595,764
American Standard Cos Inc	77,100	3,232,032
Archer-Daniels-Midland Co	272,000	5,815,360
Carpenter Technology Corp †	8,600	445,480
Commercial Metals Co †	1,600	38,112
Crown Holdings Inc *	32,200	458,206
E.I. du Pont de Nemours & Co	277,000	11,913,770
Eagle Materials Inc †	2,000	185,180
Eagle Materials Inc ‘B’ †	5,334	482,674
Eastman Chemical Co	20,700	1,141,605
Energizer Holdings Inc *	16,700	1,038,239
Engelhard Corp	12,700	362,585
FMC Corp *	12,600	707,364
Georgia-Pacific Corp	7,900	251,220
Harsco Corp	4,700	256,385
International Paper Co	12,000	362,520
Lafarge North America Inc †	1,700	106,148
Louisiana-Pacific Corp	27,500	675,950
Martin Marietta Materials Inc	8,700	601,344
Masco Corp	133,700	4,246,312
Monsanto Co	81,700	5,136,479
Mueller Industries Inc	4,600	124,660
Nucor Corp †	21,500	980,830
Owens-Illinois Inc *	47,200	1,182,360
Phelps Dodge Corp	14,700	1,359,750
Potlatch Corp †	6,400	334,912
PPG Industries Inc	63,000	3,953,880
Praxair Inc	19,700	918,020
Precision Castparts Corp	12,600	981,540
Quanex Corp †	5,900	312,759
Reliance Steel & Aluminum Co †	5,400	200,178
Rohm & Haas Co	83,600	3,874,024
Southern Peru Copper Corp (Peru)	600	25,704

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
The Dow Chemical Co	177,900	$7,921,887
The Scotts Miracle-Gro Co ‘A’ *	1,100	78,331
The Sherwin-Williams Co	12,900	607,461
The Valspar Corp †	1,900	91,751
USG Corp * †	14,000	595,000
Vulcan Materials Co †	2,500	162,475
Washington Group International Inc * †	6,100	311,832
Weyerhaeuser Co	12,900	821,085

		65,921,862

Multi-Industry - 4.52%

3M Co	188,300	13,614,090
General Electric Co	1,707,800	59,175,270
Honeywell International Inc	82,300	3,014,649
ITT Industries Inc	1,100	107,393
Textron Inc	61,100	4,634,435

		80,545,837

Producer Durables - 3.65%

Agilent Technologies Inc *	27,800	639,956
Applied Materials Inc	133,600	2,161,648
ATMI Inc * †	1,800	52,218
Caterpillar Inc	71,100	6,776,541
Cavco Industries Inc * †	1,380	38,888
Centex Corp	9,100	643,097
Cymer Inc * †	3,600	94,860
D.R. Horton Inc	98,266	3,695,784
Deere & Co	11,800	772,782
Emerson Electric Co	47,800	2,993,714
Flowserve Corp * †	5,300	160,378
Goodrich Corp	17,500	716,800
Illinois Tool Works Inc	800	63,744
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	42,600	3,039,510
Joy Global Inc	10,900	366,131
KB Home	21,300	1,623,699
Lam Research Corp *	6,100	176,534
Lockheed Martin Corp	106,400	6,902,168
MDC Holdings Inc †	4,200	345,450
Northrop Grumman Corp	120,900	6,679,725
NVR Inc *	1,200	972,000
Pall Corp	500	15,180
Photronics Inc * †	7,100	165,714
Pitney Bowes Inc	13,800	600,990
Pulte Homes Inc	6,400	539,200
Rockwell Collins Inc	20,200	963,136
Standard Pacific Corp	4,900	430,955
Terex Corp *	12,700	500,380
The Boeing Co	147,800	9,754,800
The Ryland Group Inc	15,000	1,138,050
Thomas & Betts Corp *	4,000	112,960
Toll Brothers Inc * †	4,400	446,820
United Technologies Corp	215,000	11,040,250
Varian Semiconductor Equipment Associates Inc *	9,900	366,300

		64,990,362

Technology - 13.42%

Adobe Systems Inc	5,900	168,858
ADTRAN Inc †	15,900	394,161
Amphenol Corp ‘A’	29,800	1,197,066
Analog Devices Inc	1,200	44,772
Apple Computer Inc *	230,800	8,495,748
Applera Corp-Applied Biosystems Group	33,100	651,077
Autodesk Inc	22,000	756,140
Broadcom Corp ‘A’ *	1,800	63,918
Brocade Communications Systems Inc * †	87,800	340,664
Cadence Design Systems Inc *	21,600	295,056
Cisco Systems Inc *	1,186,600	22,675,926
CSG Systems International Inc *	1,100	20,878
Dell Inc *	609,000	24,061,590
Electronic Data Systems Corp	111,300	2,142,525
EMC Corp *	268,700	3,683,877
Freescale Semiconductor Inc ‘B’ * †	24,843	526,175
General Dynamics Corp	33,400	3,658,636
Hewlett-Packard Co	343,100	8,066,281
Hutchinson Technology Inc * †	2,500	96,275
Integrated Device Technology Inc * †	38,700	416,025
Intel Corp	1,485,600	38,714,736
International Business Machines Corp	326,100	24,196,620
Internet Security Systems Inc * †	16,500	334,785
Jabil Circuit Inc *	24,300	746,739
Linear Technology Corp	14,400	528,336
McAfee Inc *	26,600	696,388
Micrel Inc * †	13,200	152,064
Microsoft Corp	1,775,400	44,100,936
Motorola Inc	389,200	7,106,792
National Semiconductor Corp	27,200	599,216
NCR Corp *	38,700	1,359,144
NVIDIA Corp * †	2,300	61,456
OmniVision Technologies Inc * †	18,100	245,979
Oracle Corp *	1,121,800	14,807,760
QUALCOMM Inc	235,000	7,757,350
Raytheon Co	88,400	3,458,208
Rockwell Automation Inc	22,000	1,071,620
Storage Technology Corp *	24,500	889,105
Sun Microsystems Inc *	327,200	1,220,456
Synopsys Inc *	59,300	988,531
Texas Instruments Inc	353,000	9,908,710
VERITAS Software Corp *	45,200	1,102,880
Websense Inc * †	8,400	403,620
Western Digital Corp * †	81,200	1,089,704

		239,296,783

Utilities - 7.09%

Alltel Corp	38,100	2,372,868
American Electric Power Co Inc	140,500	5,180,235
AT&T Corp	233,400	4,443,936
Atmos Energy Corp †	21,600	622,080
BellSouth Corp	277,500	7,373,175
CenturyTel Inc †	36,800	1,274,384
Cinergy Corp	9,300	416,826
CMS Energy Corp * †	23,900	359,934
Comcast Corp ‘A’ *	216,900	6,658,830
Constellation Energy Group Inc	31,700	1,828,773
Dominion Resources Inc	51,600	3,786,924
Duke Energy Corp	173,300	5,152,209
Edison International †	142,100	5,762,155
Energen Corp	500	17,525
Energy East Corp	7,200	208,656
Entergy Corp	44,300	3,346,865
Exelon Corp	103,100	5,292,123
FirstEnergy Corp	38,400	1,847,424
FPL Group Inc	91,700	3,856,902
Kinder Morgan Inc	26,100	2,171,520
Nextel Communications Inc ‘A’ *	343,600	11,101,716
NTL Inc *	1,000	68,420
ONEOK Inc †	12,500	408,125
PG&E Corp †	131,900	4,951,526
PPL Corp	22,200	1,318,236
Progress Energy Inc	7,900	357,396
Public Service Enterprise Group Inc	93,000	5,656,260
SBC Communications Inc	339,300	8,058,375
Sempra Energy	70,200	2,899,962
Sprint Corp	42,800	1,073,852
Telephone & Data Systems Inc Special	2,000	76,680
The Southern Co	37,900	1,313,993
TXU Corp	53,400	4,437,006

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
Verizon Communications Inc	653,300	$22,571,515
Wisconsin Energy Corp	3,400	132,600

		126,399,006

Total Common Stocks (Cost $1,684,991,823)		1,761,735,981

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.98%

Repurchase Agreement - 0.98%

State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $17,394,063; collateralized by U.S. Treasury Bonds 7.250% due 08/15/22 and market value $17,744,670)	$17,393,000	17,393,000

Total Short-Term Investment (Cost $17,393,000)		17,393,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.81% (Cost $1,702,384,823)		1,779,174,497

	Shares
SECURITIES LENDING COLLATERAL - 3.32%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $59,098,722)	59,098,722	59,098,722

TOTAL INVESTMENTS - 103.13% (Cost $1,761,483,545)		1,838,273,219

OTHER ASSETS & LIABILITIES, NET - (3.13%)		(55,766,766)

NET ASSETS - 100.00%		$1,782,506,453

Note to Schedule of Investments
(a) As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	24.32%
Technology	13.42%
Health Care	12.99%
Consumer Discretionary	10.14%
Integrated Oils	8.64%
Utilities	7.09%
Consumer Staples	5.69%
Multi-Industry	4.52%
Short-Term Investment & Securities Lending Collateral	4.30%
Materials & Processing	3.70%
Producer Durables	3.65%
Energy	3.13%
Autos & Transportation	1.54%

103.13%
Other Assets & Liabilities, Net	(3.13%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 9.96%

Brazil - 9.96%

America Latina Logistica SA +	71,100	$2,115,948
Banco Bradesco SA +	496,000	17,632,959
Cia de Bebidas das Americas ADR †	257,200	7,947,480
Cia Energetica de Minas Gerais +	441,904,000	14,042,517
Cia Vale do Rio Doce *	25,780	—
Cia Vale do Rio Doce ADR †	662,300	16,822,420
Cyrela Brazil Realty SA +	113,000	411,349
Electropaulo Metropolitana Electricidade de Sao Paulo SA * +	127,930,300	4,930,932
Embraer-Empresa Brasileira de Aeronautica SA +	1,384,000	11,368,360
Lojas Americanas SA +	508,335,000	9,992,539
Sadia SA +	3,677,000	7,165,032

		92,429,536

Total Preferred Stocks (Cost $50,127,154)		92,429,536

WARRANTS - 0.01%

India - 0.01%

Trent Ltd * + Exp. 04/29/09	14,582	100,641

Total Warrants (Cost $0)		100,641

COMMON STOCKS - 89.16%

Argentina - 0.32%

IRSA Inversiones y Representaciones SA GDR * †	126,300	1,540,860
Transportadora de Gas del Sur SA ‘B’ * +	1,234,303	1,394,137

		2,934,997

Brazil - 6.40%

Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR †	536,700	10,674,963
Cia de Bebidas das Americas ADR †	56,360	1,434,926
Cia Siderurgica Nacional SA ADR †	358,500	5,789,775
Diagnosticos da America SA * +	462,100	6,293,268
Embraer-Empresa Brasileira de Aeronautica SA +	533,000	3,287,024
Natura Cosmeticos SA +	109,000	3,472,595
Tele Norte Leste Participacoes SA +	724,665	16,634,700
Unibanco-Uniao de Bancos Brasileiros SA GDR †	304,700	11,767,514

		59,354,765

China - 0.70%

Sinotrans Ltd ‘H’ † +	20,847,000	6,478,082

Egypt - 4.11%

Commercial International Bank GDR	737,800	5,998,314
Eastern Tobacco Co +	181,710	6,735,196
Medinet Nasr Housing & Development +	310,252	2,603,731
Orascom Construction Industries +	1,000	28,423
Orascom Construction Industries GDR *	33,930	1,934,010
Orascom Telecom Holding SAE *	98,115	9,954,690
Vodafone Egypt Telecommunications SAE +	730,200	10,829,408

		38,083,772

Greece - 0.73%

Folli-Follie SA +	75,800	2,218,885
INTRALOT SA +	298,200	4,561,135

		6,780,020

Hong Kong - 3.95%

Dairy Farm International Holdings Ltd +	891,800	2,454,904
Guoco Group Ltd +	587,000	6,034,231
Hang Lung Group Ltd +	3,568,000	6,318,848
Henderson Land Development Co Ltd +	1,385,000	6,598,964
Midland Holdings Ltd +	6,450,000	3,586,522
Shaw Brothers Ltd +	1,608,000	2,007,155
Television Broadcasts Ltd +	1,095,900	6,179,265
The Hongkong & Shanghai Hotels Ltd +	3,312,500	3,439,615

		36,619,504

Hungary - 0.88%

Danubius Hotel & Spa RT * +	60,505	1,482,500
Magyar Telekom RT +	1,572,873	6,719,791

		8,202,291

India - 19.15%

Amtek Auto Ltd +	1,622,536	6,340,859
Asian Paints Ltd +	597,354	5,647,211
Bajaj Auto Ltd +	120,400	3,803,781
Bharat Heavy Electricals Ltd +	212,179	4,216,663
Bharat Petroleum Corp Ltd +	804,600	6,786,154
Cipla Ltd +	649,300	4,676,023
Divi’s Laboratories Ltd +	228,487	5,477,381
Flextronics Software Systems Ltd +	294,386	4,041,163
GAIL India Ltd +	729,840	3,810,820
HCL Technologies Ltd +	943,008	8,388,101
Hero Honda Motors Ltd +	340,825	4,520,387
Housing Development Finance Corp +	907,500	18,402,471
ICICI Bank Ltd +	273,123	2,636,474
ICICI Bank Ltd ADR	406,200	8,875,470
ITC Ltd +	423,100	16,031,253
Larsen & Toubro Ltd +	420,377	10,964,612
MphasiS BFL Ltd +	517,836	3,294,368
National Thermal Power Corp Ltd +	1,645,600	3,144,429
NIIT Technologies Ltd * +	211,740	754,818
Oil & Natural Gas Corp Ltd +	200,000	4,682,898
Reliance Industries Ltd +	1,068,817	15,739,612
Sun Pharmaceutical Industries Ltd +	659,200	8,756,806
Tata Consultancy Services Ltd +	305,556	9,483,579
Trent Ltd +	160,405	2,423,987
Trent Ltd NCD * +	14,582	33,541
United Breweries Holdings Ltd * +	577,000	5,931,918
United Breweries Ltd *	186,974	2,029,942
Zee Telefilms Ltd +	1,860,870	6,660,181

		177,554,902

Indonesia - 4.85%

P.T. Aneka Tambang Tbk +	39,689,500	9,704,316
P.T. Astra International Tbk +	8,004,500	10,383,032
P.T. Bank Mandiri Persero Tbk +	53,968,500	8,270,837
P.T. Gudang Garam Tbk +	3,016,500	3,907,311
P.T. Telekomunikasi Indonesia Tbk +	24,685,000	12,758,678

		45,024,174

Israel - 1.22%

Bank Hapoalim BM +	1,387,476	4,358,452
Bank Leumi Le-Israel BM +	2,698,400	6,943,838

		11,302,290

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
Lebanon - 0.72%

Solidere GDR * †	473,992	$6,635,888

Mexico - 7.83%

America Movil SA de CV ‘L’ ADR †	100,300	5,978,883
Cemex SA de CV ADR	250,094	10,608,972
Coca-Cola Femsa SA de CV ADR †	311,950	8,332,184
Corporacion GEO SA de CV ‘B’ * +	6,581,200	16,650,026
Corporacion Interamericana de Entretenimiento SA de CV ‘B’ * +	1,383,033	2,753,893
Fomento Economico Mexicano SA de CV ADR	62,700	3,735,039
Grupo Financiero Banorte SA de CV ‘O’ +	872,500	5,764,006
Grupo Financiero Inbursa SA de CV ‘O’ +	5,442,100	11,798,399
Grupo Televisa SA ADR	112,500	6,985,125

		72,606,527

Norway - 0.32%

Det Norske Oljeselskap ASA +	782,781	3,002,938

Panama - 1.41%

Banco Latinoamericano de Exportaciones SA ‘E’ †	730,300	13,108,885

Peru - 0.61%

Cia de Minas Buenaventura SAA ADR †	247,200	5,683,128

Philippines - 1.75%

Jollibee Foods Corp +	8,942,600	4,623,526
SM Prime Holdings Inc +	86,474,087	11,585,164

		16,208,690

Portugal - 0.98%

Jeronimo Martins SGPS SA +	370,964	5,323,171
Portugal Telecom SGPS SA +	268,400	2,553,235
Portugal Telecom SGPS SA ADR	127,500	1,218,900

		9,095,306

Singapore - 1.02%

Courts Singapore Ltd +	2,098,000	687,573
Singapore Press Holdings Ltd +	3,435,250	8,746,725

		9,434,298

South Africa - 5.97%

Anglo Platinum Ltd +	256,800	11,458,032
Impala Platinum Holdings Ltd +	63,800	5,709,552
JD Group Ltd +	519,800	5,010,536
Massmart Holdings Ltd +	695,900	4,682,446
Murray & Roberts Holdings Ltd +	932,600	1,960,569
Sanlam Ltd +	7,676,100	13,515,850
Steinhoff International Holdings Ltd +	4,053,663	9,353,736
Tiger Brands Ltd +	217,779	3,728,404

		55,419,125

South Korea - 12.21%

Able C&C Co Ltd *	73,679	3,176,494
AmorePacific Corp +	29,716	7,793,460
FINETEC Corp +	335,775	3,536,613
GS Home Shopping Inc +	157,235	11,298,084
Humax Co Ltd +	169,929	2,360,547
Hyundai Autonet Co Ltd +	892,530	3,001,550
Hyundai Heavy Industries Co Ltd +	261,500	13,119,875
Kia Motors Corp +	225,620	2,968,933
Kyeryong Construction Industrial Co Ltd +	73,220	1,675,850
LG Corp +	162,090	4,078,084
LG International Corp +	25,710	316,420
Mtekvision Co Ltd +	44,662	1,250,969
NHN Corp * +	52,600	5,386,785
S-Oil Corp +	104,430	8,316,422
SK Corp +	264,239	13,884,903
SK Telecom Co Ltd +	36,083	6,339,549
SK Telecom Co Ltd ADR †	653,770	13,336,908
SsangYong Motor Co * +	1,368,900	9,068,342
Telechips Inc +	128,957	2,388,954

		113,298,742

Taiwan - 7.17%

BenQ Corp +	13,525,592	13,055,097
Fubon Financial Holding Co Ltd +	8,028,000	7,794,016
Fubon Financial Holding Co Ltd GDR (LI) +	327,000	3,139,356
Fubon Financial Holding Co Ltd GDR (OTC) †	66,970	652,428
High Tech Computer Corp +	991,000	8,346,512
Lite-On Technology Corp +	7,842,600	8,982,128
President Chain Store Corp +	3,056,261	6,020,453
Quanta Computer Inc +	4,937,000	9,411,838
Synnex Technology International Corp +	5,343,620	7,758,721
Taiwan Secom Co Ltd * +	866,000	1,337,182

		66,497,731

Thailand - 1.43%

Kiatnakin Finance PCL	2,813,000	1,861,857
Serm Suk PCL	1,260,000	615,344
Shin Corp PCL	6,615,600	5,971,890
TISCO Finance PCL +	3,732,400	2,291,790
TMB Bank PCL *	25,238,100	2,491,270

		13,232,151

Turkey - 3.34%

Aksigorta AS +	1,988,747	8,255,903
Haci Omer Sabanci Holding AS +	1,743,000	6,660,262
Haci Omer Sabanci Holding AS ADR †	3,675,000	3,583,125
Petkim Petrokimya Holding AS * +	819,137	3,585,976
Turckcell Iletisim Hizmetleri AS ADR †	710,436	8,987,021

		31,072,287

United Kingdom - 2.09%

HSBC Holdings PLC ADR †	33,599	2,676,160
HSBC Holdings PLC (HSI) † +	616,775	9,858,476
Old Mutual PLC +	3,166,510	6,901,695

		19,436,331

Total Common Stocks (Cost $655,586,495)		827,066,824

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.13% (Cost $705,713,649)		919,597,001

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 8.51%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $78,907,009)	78,907,009	$78,907,009

TOTAL INVESTMENTS - 107.64% (Cost $784,620,658)		998,504,010

OTHER ASSETS & LIABILITIES, NET - (7.64%)		(70,832,295)

NET ASSETS - 100.00%		$927,671,715

Note to Schedule of Investments
(a) As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	23.75%
Utilities	13.71%
Consumer Discretionary	12.58%
Technology	9.15%
Materials & Processing	8.68%
Securities Lending Collateral	8.51%
Consumer Staples	7.40%
Multi-Industry	6.15%
Producer Durables	5.64%
Autos & Transportation	5.25%
Integrated Oils	3.95%
Health Care	2.72%
Energy	0.15%

107.64%
Other Assets & Liabilities, Net	(7.64%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.14%

Financial Services - 0.14%

DG Funding Trust ~	60	$645,375
Fannie Mae	71,600	3,989,466

		4,634,841

Total Preferred Stocks (Cost $4,223,181)		4,634,841

	Principal
	Amount
CORPORATE BONDS & NOTES - 4.62%

Autos & Transportation - 0.90%

DaimlerChrysler NA Holding Corp 3.890% due 05/24/06 §		$1,900,000	1,905,375
6.500% due 11/15/13		6,500,000	7,045,779
Delphi Corp 6.500% due 08/15/13 †		6,200,000	4,634,500
Ford Motor Co 7.450% due 07/16/31 †		2,000,000	1,673,904
7.700% due 05/15/97 †		2,000,000	1,583,246
General Motors Corp 7.400% due 09/01/25 †		1,000,000	772,500
8.250% due 07/15/23 †		2,200,000	1,831,500
8.375% due 07/15/33 †		9,325,000	7,833,000
Northwest Airlines Corp 10.530% due 01/15/09 ~ ¯		2,536,737	1,095,498
United Air Lines Inc 9.210% due 01/21/17 ¤		800,000	425,564
9.350% due 04/07/16 ¤		150,000	80,629
9.560% due 10/19/18 ¤		1,441,834	552,792
10.850% due 02/19/15 ¤		1,000,000	437,500

			29,871,787

Consumer Discretionary - 0.05%

Chancellor Media Corp 8.000% due 11/01/08		250,000	268,988
La Quinta Inns Inc 7.400% due 09/15/05		1,210,000	1,217,562

			1,486,550

Consumer Staples - 0.10%

The Kroger Co 5.500% due 02/01/13		2,900,000	3,018,520
The Procter & Gamble Co 6.875% due 09/15/09		175,000	194,198

			3,212,718

Energy - 0.07%

Gazprom OAO (Russia) 5.875% due 06/01/15 ~	EUR	1,800,000	2,199,085

Financial Services - 1.90%

Associates Corp of North America 6.250% due 11/01/08		$150,000	159,712
CCCA LLC 7.900% due 10/15/12 ~		1,000,000	1,108,797
Countrywide Home Loans Inc 6.250% due 04/15/09		40,000	42,455
Ford Motor Credit Co 4.389% due 03/21/07 §		6,300,000	6,170,050
7.875% due 06/15/10		3,900,000	3,857,864
General Motors Acceptance Corp 5.850% due 01/14/09 †		4,000,000	3,752,552
6.875% due 08/28/12		5,150,000	4,720,845
GP Canada Finance Co (Canada) 7.200% due 12/15/06 ~		2,000,000	2,075,000
Morgan Stanley 2.810% due 10/30/05 ¯ §		17,200,000	17,108,559
5.300% due 03/01/13		7,100,000	7,390,156
National Westminster Bank PLC (United Kingdom) 7.375% due 10/01/09		530,000	595,497
NationsBank Corp 7.250% due 10/15/25		840,000	1,068,336
Pemex Project Funding Master Trust 9.500% due 09/15/27 ~		220,000	288,200
Postal Square LP 6.500% due 06/15/22		2,086,125	2,337,159
Premium Asset Trust 3.420% due 10/06/05 ~ §		3,700,000	3,701,480
Qwest Capital Funding Inc 7.000% due 08/03/09 †		880,000	864,600
7.750% due 08/15/06		7,300,000	7,500,750

			62,742,012

Integrated Oils - 0.36%

Enterprise Products Operating LP 4.000% due 10/15/07		5,000,000	4,952,705
4.625% due 10/15/09		3,900,000	3,886,292
Norsk Hydro ASA (Norway) 7.150% due 01/15/29		1,000,000	1,271,882
Occidental Petroleum Corp 7.200% due 04/01/28		745,000	948,728
8.450% due 02/15/29 †		595,000	861,955

			11,921,562

Materials & Processing - 0.04%

Packaging Corp of America 5.750% due 08/01/13		1,400,000	1,402,169

Utilities - 1.20%

British Telecom PLC (United Kingdom) 8.875% due 12/15/30		1,000,000	1,415,979
Calenergy Co Inc 7.230% due 09/15/05		600,000	603,746
CenterPoint Energy Resources Corp 8.125% due 07/15/05		2,000,000	2,002,104
Comcast Corp 7.050% due 03/15/33 †		3,000,000	3,553,704
Cox Communications Inc 6.400% due 08/01/08		125,000	130,462
6.800% due 08/01/28 †		110,000	122,162
Entergy Gulf States Inc 3.600% due 06/01/08		6,100,000	5,975,590
GTE California Inc 6.700% due 09/01/09		5,000,000	5,354,020
Lenfest Communications Inc 8.375% due 11/01/05		800,000	811,394
Niagara Mohawk Power Corp 7.625% due 10/01/05		151,220	152,610
7.750% due 05/15/06		2,400,000	2,477,822
Pacific Gas & Electric Co 3.820% due 04/03/06 §		312,000	312,000
PSEG Power LLC 6.875% due 04/15/06		350,000	357,332
7.750% due 04/15/11		1,000,000	1,154,283
Qwest Corp 6.875% due 09/15/33 †		1,386,000	1,207,552
8.875% due 03/15/12 ~		1,500,000	1,638,750

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal
	Amount	Value
SBC Communications Inc 4.125% due 09/15/09	$8,200,000	$8,139,796
Southern California Edison Co 3.440% due 01/13/06 §	1,200,000	1,201,673
Verizon PA Inc 5.650% due 11/15/11 †	2,899,000	3,029,397
		39,640,376

Total Corporate Bonds & Notes (Cost $152,826,644)		152,476,259

MORTGAGE-BACKED SECURITIES - 65.62%

Collateralized Mortgage Obligations - 10.04%

Adjustable Rate Mortgage Trust 4.657% due 05/25/35 " §	7,899,857	7,907,263
Banc of America Funding Corp 4.118% due 05/25/35 " §	20,300,000	20,066,580
Bear Stearns Adjustable Rate Mortgage Trust 5.937% due 06/25/32 " §	104,516	105,011
Bear Stearns Alt-A Trust 5.448% due 05/25/35 " §	15,213,504	15,504,250
Bear Stearns Commercial Mortgage Securities 7.000% due 05/20/30 "	2,591,170	2,837,240
Commercial Mortgage Acceptance Corp 6.490% due 07/15/31 "	2,263,712	2,383,614
Commercial Mortgage Pass-Through Certificates 3.400% due 03/15/20 ~ " §	11,100,000	11,104,498
Countrywide Home Loan Mortgage Pass-Through Trust 3.634% due 03/25/35 " §	13,862,988	13,874,494
3.654% due 06/25/35 ~ " §	28,800,000	28,808,978
CS First Boston Mortgage Securities Corp 3.500% due 03/25/32 ~ " §	7,331,922	7,343,473
5.750% due 09/22/17 "	1,480,922	1,495,342
DLJ Commercial Mortgage Corp 7.300% due 06/10/32 "	1,200,000	1,327,522
Fannie Mae 3.660% due 04/18/28 " §	867,829	873,801
3.710% due 10/18/30 " §	6,418	6,468
3.814% due 03/25/17 " §	379,979	383,647
4.000% due 05/25/11 "	548,561	547,717
5.000% due 04/25/14 - 03/25/21 " ±	4,436,029	4,440,292
6.250% due 03/25/13 - 10/25/22 " ±	1,324,913	1,325,857
6.500% due 02/25/09 "	38,521	39,238
Fannie Mae (IO) 0.950% due 03/25/09 " §	226,541	2,979
Fannie Mae Whole Loan 3.361% due 05/25/34 " §	1,679,456	1,675,340
6.500% due 10/25/42 "	6,975,195	7,159,055
First Horizon Alternative Mortgage Securities 4.520% due 03/25/35 " §	10,196,847	10,209,980
First Nationwide Trust 8.500% due 09/25/31 "	119,551	119,327
Freddie Mac 3.500% due 02/15/10 - 07/15/32 " ±	59,083,905	58,875,442
4.000% due 07/15/17 "	22,042,946	22,015,024
4.500% due 08/15/09 "	10,242,193	10,269,987
5.000% due 09/15/16 "	5,404,363	5,457,707
6.250% due 04/15/22 "	1,841,615	1,854,344
6.650% due 06/15/23 "	114,087	114,443
7.000% due 09/15/21 "	216,528	216,339
7.500% due 01/15/23 "	5,166,282	5,417,316
Freddie Mac (IO) 7.000% due 04/15/23 - 06/15/23 " ±	17,158	389
GMAC Commercial Mortgage Securities Inc (IO) 0.755% due 05/15/35 " §	12,449,071	280,382
Government National Mortgage Association 7.500% due 09/20/26 "	1,174,317	1,231,532
Imperial Savings Association 8.428% due 02/25/18 " §	7,351	7,347
IndyMac ARM Trust 6.648% due 01/25/32 " §	330,321	330,522
Lehman Large Loan (IO) 0.846% due 10/12/34 " §	7,343,816	142,889
MASTR Asset Securitization Trust 5.500% due 09/25/33 "	392,140	394,346
MLCC Mortgage Investors Inc 3.600% due 03/15/25 " §	10,445,962	10,499,712
Mortgage Capital Funding Inc (IO) 1.465% due 11/20/27 " §	5,016,275	118,020
Residential Accredit Loans Inc 5.500% due 06/25/17 "	703,198	706,873
Residential Asset Securitization Trust 5.500% due 01/25/34 "	15,809,750	15,955,209
Sequoia Mortgage Trust 3.610% due 07/20/33 " §	6,137,548	6,148,802
Small Business Administration 4.754% due 08/10/14 "	4,921,555	4,980,933
7.452% due 09/01/10 "	296,073	317,685
7.640% due 03/10/10 "	418,540	451,067
8.017% due 02/10/10 "	386,765	418,063
Small Business Administration Participation Certificates 6.120% due 09/01/21 "	3,821,011	4,074,742
Structured Asset Mortgage Investments Inc 4.529% due 02/25/30 " §	190,229	190,623
Union Planters Mortgage Finance Corp 6.800% due 01/25/28 "	2,453,948	2,510,105
Washington Mutual Inc 3.435% due 01/25/45 " §	11,857,547	11,866,580
3.584% due 12/25/27 " §	17,648,365	17,642,166
3.746% due 08/25/42 " §	1,144,350	1,150,530
3.765% due 02/27/34 " §	5,041,556	5,036,012
5.126% due 10/25/32 " §	997,054	1,004,116
Washington Mutual MSC Mortgage Pass-Through Certificates 5.067% due 02/25/33 " §	2,296,232	2,317,499

		331,538,712

Fannie Mae - 52.96%

3.433% due 03/01/33 " §	2,347,312	2,371,720
3.704% due 10/01/44 "	14,888,185	15,043,019
3.704% due 08/01/42 " §	10,550,000	10,659,718
4.000% due 07/19/20 # "	161,500,000	158,219,612
4.172% due 05/01/36 " §	326,728	332,582
4.181% due 12/01/22 " §	101,447	104,242
4.193% due 01/01/25 " §	116,444	119,498
4.200% due 11/01/23 " §	130	134
4.260% due 05/01/36 " §	319,385	325,131
4.325% due 05/01/36 " §	9,970,431	10,150,304
4.479% due 01/01/23 " §	392,631	401,609
4.820% due 12/01/34 " §	21,303,043	21,556,577
5.000% due 08/11/35 # "	3,900,000	3,892,688
5.077% due 04/01/27 " §	244,534	255,142
5.190% due 09/01/34 " §	5,393,517	5,414,869
5.500% due 12/01/14 - 06/01/35 " ±	590,357,685	599,110,691
5.500% due 07/14/35 # "	772,500,000	783,121,875
6.000% due 04/01/16 - 07/01/23 " ±	52,316,913	53,934,383
6.000% due 07/14/35 # "	64,500,000	66,132,624

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal
	Amount	Value
6.500% due 09/01/05 - 01/01/30 " ±	$13,389,339	$13,945,357
6.825% due 08/01/09 "	944,171	1,020,175
6.875% due 08/01/09 "	944,780	1,022,400
6.900% due 09/01/09 "	561,537	608,873
8.000% due 04/01/30 - 08/01/30 " ±	76,331	82,117

		1,747,825,340

Federal Housing Authority - 0.25%

7.422% due 09/01/19 " §	758,122	767,356
7.430% due 10/01/20 - 10/01/24 " § ±	7,387,556	7,477,543

		8,244,899

Freddie Mac - 1.11%

4.000% due 07/01/18 "	8,294	8,124
4.296% due 01/01/28 " §	152,283	156,366
5.110% due 05/01/23 " §	37,763	38,633
5.500% due 03/01/23 - 01/01/30 " ±	15,370,008	15,647,875
5.758% due 03/01/32 " §	1,666,452	1,681,625
5.891% due 03/01/32 " §	687,940	695,452
5.925% due 07/01/32 " §	418,996	423,330
6.000% due 07/01/06 - 10/01/22 " ±	9,135,173	9,419,656
6.009% due 05/01/32 " §	333,085	337,896
6.500% due 01/01/15 - 05/01/17 " ±	7,791,990	8,110,485

		36,519,442

Government National Mortgage Association - 1.26%

3.375% due 05/20/22 - 06/20/32 " § ±	10,592,088	10,749,837
3.500% due 09/20/30 - 09/20/32 " § ±	3,180,989	3,214,120
3.750% due 07/20/23 - 03/20/32 " § ±	2,262,596	2,294,729
4.000% due 03/20/32 - 01/20/33 " § ±	2,716,838	2,746,636
4.125% due 12/20/22 - 12/20/32 " § ±	6,836,583	6,939,678
4.250% due 08/20/20 - 03/20/29 " § ±	530,134	539,754
4.375% due 01/20/23 - 02/20/27 " § ±	4,537,107	4,612,238
4.500% due 03/20/33 " §	2,275,517	2,318,085
4.625% due 11/20/24 - 03/20/33 " § ±	653,252	661,927
4.750% due 03/20/29 " §	304,800	310,981
6.000% due 08/15/31 "	51,077	52,764
7.500% due 04/15/30 - 12/15/31 " ±	481,111	515,805
8.000% due 12/15/29 - 08/15/32 " ±	2,581,526	2,790,702
8.500% due 09/15/16 - 01/15/31 " ±	3,310,559	3,612,752
9.000% due 02/15/17 - 04/15/20 " ±	44,884	49,326
9.500% due 04/15/18 "	543	603
10.000% due 05/15/19 - 02/15/25 " ±	59,248	67,067
		41,477,004

Total Mortgage-Backed Securities (Cost $2,157,362,532)		2,165,605,397

ASSET-BACKED SECURITIES - 2.78%

AAA Trust 3.414% due 11/26/35 ~ " §	27,920,578	27,968,685
Ameriquest Mortgage Securities Inc 4.134% due 10/25/31 " §	3,000,000	3,002,743
Bank One Issuance Trust 3.270% due 10/15/08 " §	14,600,000	14,614,825
Chase Credit Card Master Trust 4.060% due 10/15/07 " §	7,700,000	7,706,307
CitiFinancial Mortgage Securities Inc 3.624% due 05/25/33 " §	596,561	597,255
ContiMortgage Home Equity Loan Trust 6.470% due 12/25/13 " §	984,672	988,973
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30 "	212,109	213,216
IMC Home Equity Loan Trust 6.340% due 08/20/29 " §	813,899	812,968
Mid-State Trust 7.340% due 07/01/35 "	2,957,673	3,165,251
7.791% due 03/15/38 "	1,220,249	1,359,562
8.330% due 04/01/30 "	7,534,844	8,166,476
NPF XII Inc 2.200% due 12/01/03 ~ " § ¤	6,000,000	471,169
Oakwood Mortgage Investors Inc 6.890% due 11/15/32 "	1,000,000	311,368
Oakwood Mortgage Investors Inc (IO) 6.000% due 08/15/09 "	752,000	118,016
Renaissance Home Equity Loan Trust 3.494% due 02/25/35 " §	7,415,417	7,420,894
3.754% due 08/25/33 " §	2,538,846	2,550,475
Residential Asset Mortgage Products Inc 3.464% due 06/25/24 " §	155,129	155,209
Residential Asset Securities Corp 3.404% due 04/25/35 " §	10,249,682	10,256,765
3.434% due 06/25/25 " §	749,883	750,351
Sallie Mae 3.361% due 04/25/11 " §	989,019	991,529
Structured Asset Securities Corp 3.604% due 01/25/33 " §	43,087	43,254

Total Asset-Backed Securities (Cost $91,019,821)		91,665,291

U.S. GOVERNMENT AGENCY ISSUES - 0.85%

Fannie Mae 5.000% due 07/29/19	17,000,000	17,953,513
Federal Home Loan Bank 8.300% due 02/27/12 §	3,500,000	3,315,330
Tennessee Valley Authority 4.875% due 12/15/16	6,500,000	6,874,888

Total U.S. Government Agency Issues (Cost $27,278,257)		28,143,731

U.S. TREASURY OBLIGATIONS - 33.37%

U.S. Treasury Bonds - 8.89%

7.250% due 08/15/22 †	6,100,000	8,302,673
7.875% due 02/15/21 #	5,300,000	7,503,851
8.125% due 05/15/21 †	52,300,000	75,739,030
8.750% due 05/15/17 †	104,700,000	150,363,125
8.875% due 08/15/17 †	35,300,000	51,315,998

		293,224,677

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal
	Amount	Value
U.S. Treasury Inflation Protected Securities - 2.84%

1.875% due 07/15/13 † ^	$13,453,872	$13,745,552
2.000% due 07/15/14 † ^	46,756,395	48,193,827
3.625% due 01/15/08 † ^	29,264,004	30,975,275
3.875% due 01/15/09 ^	889,740	968,392

		93,883,046

U.S. Treasury Notes - 21.64%

3.000% due 12/31/06 †	41,400,000	41,032,906
4.125% due 05/15/15 † #	43,500,000	44,149,107
4.250% due 11/15/13 †	39,700,000	40,681,662
4.250% due 08/15/14 †	30,800,000	31,545,945
4.875% due 02/15/12	524,100,000	556,774,490

		714,184,110

Total U.S. Treasury Obligations (Cost $1,093,431,374)		1,101,291,833

FOREIGN GOVERNMENT BONDS - 7.00%

Bundesrepublik Deutschland (Germany) 4.500% due 01/04/13	EUR4,300,000	5,774,813
5.000% due 07/04/11	1,200,000	1,640,303
5.500% due 01/04/31 #	44,900,000	70,974,210
Hong Kong Government International Bond (Hong Kong) 5.125% due 08/01/14 ~	$8,100,000	8,483,154
Hydro Quebec (Canada) 8.625% due 06/15/29	1,000,000	1,547,866
Province of Quebec (Canada) 7.500% due 07/15/23	2,495,000	3,369,735
Province of Saskatchewan (Canada) 8.500% due 07/15/22	340,000	495,148
Republic of Brazil (Brazil) 4.250% due 04/15/06 §	2,632,000	2,634,756
4.313% due 04/15/09 §	1,188,316	1,179,343
4.313% due 04/15/12 §	2,437,678	2,358,464
8.000% due 04/15/14	591,074	609,247
8.875% due 10/14/19	1,400,000	1,487,500
11.000% due 08/17/40	2,025,000	2,438,606
11.250% due 07/26/07	250,000	280,000
11.500% due 03/12/08 †	12,620,000	14,557,170
12.250% due 03/06/30	1,250,000	1,681,250
Republic of Panama (Panama) 8.250% due 04/22/08	1,500,000	1,642,500
8.875% due 09/30/27	8,500,000	10,178,750
9.375% due 01/16/23	9,500,000	11,780,000
10.750% due 05/15/20	290,000	394,400
Republic of Peru (Peru) 5.000% due 03/07/17 §	940,500	896,501
9.125% due 02/21/12	11,860,000	13,935,500
9.875% due 02/06/15	2,000,000	2,485,000
Republic of South Africa (South Africa) 7.375% due 04/25/12	320,000	368,800
9.125% due 05/19/09	1,925,000	2,237,812
Russian Federation Government Bond (Russia) 5.000% due 03/31/30 §	27,370,000	30,623,472
8.250% due 03/31/10	1,400,000	1,530,760
State of Qatar (Qatar) 9.500% due 05/21/09	230,000	271,745
Ukraine Government Bond (Ukraine) 6.875% due 03/04/11	570,000	603,573
7.650% due 06/11/13	1,100,000	1,215,305
United Mexican States (Mexico) 8.000% due 09/24/22	6,500,000	7,978,750
8.300% due 08/15/31	15,900,000	19,835,250
8.375% due 01/14/11	3,750,000	4,374,375

	Notional
	Amount
United Mexican States Value Recovery Rights (Mexico) 0.000% due 06/30/06 §	21,250,000	547,188
0.000% due 06/30/07 §	21,250,000	510,000

Total Foreign Government Bonds (Cost $207,879,914)		230,921,246

	Principal
	Amount
MUNICIPAL BONDS - 2.70%

Auburn University AL ‘A’ 5.000% due 04/01/29	5,015,000	5,313,092
Badger Tobacco Asset Securitization Corp WI 6.125% due 06/01/27	2,500,000	2,654,850
California Educational Facilities Authority ‘A’ 5.000% due 10/01/33	1,200,000	1,272,540
California State Economic Recovery ‘A’ 5.250% due 07/01/13	1,500,000	1,698,255
5.250% due 07/01/13 ~	2,000,000	2,498,840
Cook County IL ‘B’ 5.250% due 11/15/14	5,000,000	5,629,150
Georgia State Road & Tollway Authority 5.125% due 03/01/20	4,000,000	4,338,120
Golden State Tobacco Securitization Corp CA ‘A-1’ 6.250% due 06/01/33	400,000	436,376
Hamilton OH School Districts Gas Supply Revenue 7.740% due 02/01/12	5,500,000	6,472,785
Honolulu City & County HI 7.460% due 07/01/23 ~ §	1,540,000	1,770,569
Illinois Health Facilities Authority 6.125% due 11/15/22	1,000,000	1,115,810
King County Washington Sewer Revenue ‘A’ 5.000% due 01/01/35	4,700,000	4,939,841
Lee County Florida Apartment Revenue ‘A’ 6.000% due 10/01/29	1,000,000	1,105,690
New Mexico Mortgage Finance Authority ‘F-1’ 7.070% due 03/01/28	260,000	279,430
New York City Municipal Water Finance Authority 5.000% due 06/15/38 ~ §	3,150,000	3,556,035
7.480% due 06/15/35 ~ §	7,395,000	8,269,089
New York City Transitional Finance Authority ‘B’ 4.750% due 11/01/23	1,000,000	1,031,270
Pierce County School District WA 7.460% due 12/01/23 ~ §	1,500,000	1,715,760
Puerto Rico Commonwealth ‘A’ 5.125% due 07/01/31	500,000	516,870
South Central Regional Water Authority Revenue CT ‘B-1’ 5.000% due 08/01/26 §	3,210,000	3,454,602
State of Georgia 7.460% due 05/01/20 ~ §	1,375,000	1,597,200
State of Texas 4.750% due 04/01/35 ~ §	2,400,000	2,539,248
Tobacco Settlement Authority IA ‘B’ 5.600% due 06/01/35	1,200,000	1,230,972
Tobacco Settlement Financing Corp LA ‘B’ 5.875% due 05/15/39	4,935,000	5,153,670
Tobacco Settlement Financing Corp NJ 6.000% due 06/01/37	1,515,000	1,584,448
6.125% due 06/01/42	1,220,000	1,281,073
6.750% due 06/01/39	3,535,000	3,951,670
Tobacco Settlement Financing Corp RI ‘A’ 6.125% due 06/01/32	2,735,000	2,888,105
6.250% due 06/01/42	900,000	952,569
Tobacco Settlement Financing Corp VA 5.625% due 06/01/37	1,600,000	1,648,272

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal
	Amount	Value
Tobacco Settlement Revenue Management SC ‘B’ 6.000% due 05/15/22	$6,220,000	$6,584,368
Virginia Housing Development Authority ‘H-1’ 5.350% due 07/01/31	1,500,000	1,551,135

Total Municipal Bonds (Cost $82,758,511)		89,031,704

	Notional
	Amount
PURCHASED CALL OPTIONS - 0.16%

30-Year Interest Rate Swap (3-Month LIBOR vs. 4.500%) OTC Strike @ $4.50 Exp. 06/02/06 Broker: JPMorgan Chase & Co	12,600,000	393,271
30-Year Interest Rate Swap (3-Month LIBOR vs. 5.750%) OTC Strike @ $5.75 Exp. 04/27/09 Broker: Lehman Brothers Holdings Inc	28,200,000	4,700,997

	Number of
	Contracts
U.S. Treasury 30-Year Bond (09/05) Futures CBOT Strike @ $118.00 Exp. 08/26/05 Broker: The Goldman Sachs Group Inc	151	287,844

Total Purchased Call Options (Cost $2,011,029)		5,382,112

Notional
Amount
PURCHASED PUT OPTIONS - 0.02%

30-Year Interest Rate Swap (3-Month LIBOR vs. 6.250%) OTC Strike @ $6.25 Exp. 04/27/09 Broker: Lehman Brothers Holdings Inc	$28,200,000	682,891

	Number of
	Contracts
Euro-Bund (09/05) Futures EUX Strike @ $110.50 Exp. 08/24/05 Broker: The Goldman Sachs Group Inc	960	11,622
Eurodollar (03/06) Futures CME Strike @ $92.75 Exp. 03/13/06 Broker: The Goldman Sachs Group Inc	1,264	7,895
Eurodollar (12/05) Futures CME Strike @ $93.75 Exp. 12/19/05 Broker: Merrill Lynch & Co Inc	2,379	14,869
Eurodollar (12/05) Futures CME Strike @ $94.00 Exp. 12/19/05 Broker: Merrill Lynch & Co Inc	2,077	12,981

Total Purchased Put Options (Cost $2,034,620)		730,258

	Principal
	Amount
SHORT-TERM INVESTMENTS - 24.27%

Certificates of Deposit - 2.43%

UniCredito Italiano NY 3.153% due 08/09/05		$80,200,000	80,200,216

Commercial Paper - 8.85%

Danske Corp 3.085% due 07/28/05		90,000,000	89,791,762
Rabobank USA Financial Corp 3.360% due 07/01/05		90,500,000	90,500,000
Skandinaviska Enskilda Banken AB (Sweden) 3.030% due 07/13/05		13,100,000	13,086,769
UBS Finance DE LLC 2.975% due 07/14/05		3,700,000	3,696,025
3.065% due 07/11/05		30,200,000	30,174,288
3.070% due 07/08/05		1,200,000	1,199,284
3.105% due 07/11/05		800,000	799,310
3.115% due 07/25/05		300,000	299,377
3.165% due 08/30/05		62,700,000	62,345,745

			291,892,560

Foreign Government Issues - 4.44%

French Treasury Bills (France) 1.879% due 07/28/05	EUR	23,300,000	28,154,961
1.986% due 09/01/05		23,000,000	27,738,110
German Treasury Bills (Germany) 1.936% due 07/13/05		75,000,000	90,698,206

			146,591,277

U.S. Government Agency Issues - 3.95%

Fannie Mae 2.967% due 07/01/05		$41,600,000	41,600,000
3.250% due 09/14/05 †		89,500,000	88,864,550

			130,464,550

U.S. Treasury Bills - 3.07%

2.895% due 09/01/05		500,000	497,437
2.905% due 09/01/05 ‡		2,585,000	2,571,752
2.910% due 09/01/05		500,000	497,437
2.914% due 09/15/05		2,500,000	2,484,227
2.915% due 09/15/05		600,000	596,215
2.920% due 09/01/05 †		35,250,000	35,069,344
2.920% due 09/15/05		500,000	496,845
2.925% due 09/15/05		500,000	496,845
2.927% due 09/15/05		2,250,000	2,235,805
2.930% due 09/01/05 ☐		2,250,000	2,238,469
2.940% due 09/15/05 †		3,750,000	3,726,342
2.945% due 09/15/05		90,000	89,433
2.948% due 09/15/05 ‡		6,940,000	6,896,216
2.950% due 09/15/05 ‡		4,250,000	4,223,187
2.952% due 09/15/05		2,000,000	1,987,382
2.959% due 09/15/05 ☐		500,000	496,846
2.960% due 09/15/05		2,250,000	2,235,805
2.965% due 09/15/05		1,000,000	993,691
2.970% due 09/15/05 ☐		14,000,000	13,911,674
2.973% due 09/15/05 ☐		500,000	496,845
2.985% due 09/15/05 ☐		1,500,000	1,490,535
3.005% due 09/15/05 ☐		500,000	496,845
3.030% due 09/15/05 ☐		17,250,000	17,141,170

			101,370,347

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal
	Amount	Value
Repurchase Agreements - 1.53%

Credit Suisse Group 2.700% due 07/01/05 (Dated 06/30/05, repurchase price of $43,003,225; collateralized by U.S. Treasury Notes 2.625% due 03/15/09 and market value $50,053,596)	$43,000,000	$43,000,000

State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $7,289,445; collateralized by U.S. Treasury Notes 3.625% due 06/30/07 and market value $7,435,694)	7,289,000	7,289,000

		50,289,000

Total Short-Term Investments (Cost $815,360,309)		800,807,950

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 141.53% (Cost $4,636,186,192)		4,670,690,622

	Shares
SECURITIES LENDING COLLATERAL - 14.00%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $462,007,646)	462,007,646	462,007,646

TOTAL INVESTMENTS - 155.53% (Cost $5,098,193,838)		5,132,698,268

OTHER ASSETS & LIABILITIES, NET - (55.53%)		(1,832,459,086)

NET ASSETS - 100.00%		$3,300,239,182

Notes to Schedule of Investments
(a) As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	65.62%
Short-Term Investments & Securities Lending Collateral	38.27%
U.S. Treasury Obligations	33.37%
Foreign Government Bonds	7.00%
Corporate Bonds & Notes	4.62%
Asset-Backed Securities	2.78%
Municipal Bonds	2.70%
U.S. Government Agency Issues	0.85%
Purchased Options	0.18%
Equity Securities	0.14%

155.53%
Other Assets & Liabilities, Net	(55.53%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Securities with an approximate aggregate market value of $12,143,794 were segregated with the custodian to cover margin requirements for the following open futures contracts as of June 30, 2005:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Euro-Bund 10-Year Notes (09/05)	2,424	EUR 242,400,000	$4,240,535
Eurodollar (12/05)	2,474	$2,474,000,000	(324,802)
Eurodollar (06/06)	2,446	2,446,000,000	826,198
Eurodollar (12/06)	252	252,000,000	611,100
Japanese Government 10-Year Bond (09/05)	33	JPY 3,300,000,000	261,088
Municipal Bond (09/05)	2	$200,000	2,812
U.S. Treasury 5-Year Notes (09/05)	342	34,200,000	147,174
U.S. Treasury 30-Year Bonds (09/05)	1,058	105,800,000	770,028

Short Futures Outstanding
United Kingdom 90-Day GBP-LIBOR (12/05) Strike @ $94.25 Written Put Options	447	GBP 223,500,000	326,142
U.S. Treasury 10-Year Notes (09/05)	272	$27,200,000	(101,997)

			$6,758,278

(d) Restricted securities as of June 30, 2005:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets

Morgan Stanley 06/28/04	$17,200,000	$17,108,559	0.52%
Northwest Airlines Corp 10/29/97	2,902,354	1,095,498	0.03%

	$20,102,354	$18,204,057	0.55%

(e) Investments sold short outstanding as of June 30, 2005:

	Principal
Type	Amount	Value

Fannie Mae
4.000% due 08/16/20 #	$161,500,000	$158,025,005
U.S. Treasury Notes
3.250% due 08/15/07 #	259,300,000	257,284,461
3.625% due 05/15/13 #	145,000,000	143,198,955
4.000% due 11/15/12 #	56,100,000	56,746,496
4.875% due 02/15/12 #	296,000,000	314,453,824

Total Investments sold short (Proceeds $927,066,442)		$929,708,741

(f) Transactions in written options for the period ended June 30, 2005 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2004	603,601,417	$10,423,023
Call Options Written	146,402,362	1,568,143
Put Options Written	104,401,968	1,063,920
Call Options Expired	(15,800,000)	(66,360)
Put Options Expired	(76,800,000)	(1,356,118)
Call Options Repurchased	(73,602,180)	(2,582,111)
Put Options Repurchased	(2,531)	(948,218)

Outstanding, June 30, 2005	688,201,036	$8,102,279

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

(g)	Premiums received and value of written options outstanding as of June 30, 2005:

		Pay/Receive
		Floating Rate
		Based on	Exercise	Expiration	Notional
Counterparty	Type	3-Month LIBOR	Rate	Date	Amount	Premium	Value

Barclays Bank PLC	Call - OTC 10-Year Interest Rate Swap	Receive	4.000%	08/26/05	$71,600,000	$232,700	$87,925
Greenwich Capital Markets	Call - OTC 10-Year Interest Rate Swap	Receive	4.000%	08/26/05	32,800,000	104,960	40,278
Barclays Bank PLC	Put - OTC 10-Year Interest Rate Swap	Pay	4.750%	08/26/05	71,600,000	257,760	126,159
Greenwich Capital Markets	Put - OTC 10-Year Interest Rate Swap	Pay	4.750%	08/26/05	32,800,000	130,380	57,794
Lehman Brothers Holdings Inc	Call - OTC 7-Year Interest Rate Swap	Receive	4.000%	09/23/05	56,600,000	854,660	195,157
Merrill Lynch & Co Inc	Call - OTC 7-Year Interest Rate Swap	Receive	4.000%	09/23/05	10,900,000	291,030	37,583
Merrill Lynch & Co Inc	Put - OTC 7-Year Interest Rate Swap	Pay	6.000%	09/23/05	10,900,000	369,510	22
Morgan Stanley	Put - OTC 7-Year Interest Rate Swap	Pay	6.000%	09/23/05	15,000,000	41,400	30
Lehman Brothers Holdings Inc	Put - OTC 7-Year Interest Rate Swap	Pay	7.000%	09/23/05	41,600,000	640,640	42
JPMorgan Chase & Co	Call - OTC 7-Year Interest Rate Swap	Receive	4.000%	10/31/05	157,500,000	2,464,875	796,792
JPMorgan Chase & Co	Put - OTC 7-Year Interest Rate Swap	Pay	7.000%	10/31/05	157,500,000	1,984,500	157
JPMorgan Chase & Co	Call - OTC 7-Year Interest Rate Swap	Receive	4.000%	06/02/06	29,400,000	393,512	343,157

				Number of
		Strike Price		Contracts
The Goldman Sachs Group Inc	Put - CBOT U.S. Treasury 30-Year Futures	$110.00	08/26/05	42	8,887	1,312
The Goldman Sachs Group Inc	Call - CBOT U.S. Treasury 10-Year Futures	114.00	08/26/05	275	158,091	180,469
The Goldman Sachs Group Inc	Call - CBOT U.S. Treasury 10-Year Futures	115.00	08/26/05	31	9,829	10,172
The Goldman Sachs Group Inc	Call - CBOT U.S. Treasury 10-Year Futures	116.00	08/26/05	688	159,545	96,750

					$8,102,279	$1,973,799

(h)	Forward foreign currency contracts outstanding as of June 30, 2005 were as follows:

				Unrealized
				Appreciation
Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	(Depreciation)

Buy	BRL	1,664,000	07/05	$86,573
Buy	BRL	1,667,000	08/05	38,964
Buy	BRL	41,602,000	09/05	2,407,633
Sell	BRL	39,368,000	09/05	(1,077,276)
Buy	CLP	627,489,000	08/05	1,782
Buy	CLP	450,273,000	09/05	16,401
Buy	CNY	90,821,250	09/05	(405,102)
Sell	CNY	90,821,250	09/05	373,880
Buy	EUR	23,717,000	07/05	50,188
Buy	EUR	36,574,000	07/05	(519,702)
Sell	EUR	228,693,000	07/05	324,459
Sell	GBP	746,000	07/05	17,588
Buy	INR	53,282,000	09/05	3,034
Buy	JPY	5,299,171,000	07/05	(1,897,411)
Buy	KRW	652,200,000	08/05	(18,053)
Buy	KRW	876,800,000	09/05	(17,072)
Buy	MXN	20,678,000	09/05	460
Buy	PEN	2,733,000	09/05	136
Buy	PLN	2,214,000	08/05	(60)
Buy	PLN	2,270,000	09/05	(2,747)
Buy	RUB	15,966,000	08/05	(13,656)
Buy	RUB	22,716,000	09/05	(3,633)
Buy	SGD	952,000	08/05	(8,722)
Buy	SGD	1,269,000	09/05	(5,662)
Buy	SKK	26,201,000	09/05	(5,671)
Buy	TWD	18,550,000	08/05	(11,749)
Buy	TWD	24,748,000	09/05	(12,658)

				($678,076)

(i)	Securities with an aggregate market value of $35,277,765 were pledged as collateral for swap contracts as of June 30, 2005.

(j)	Credit default swaps outstanding as of June 30, 2005:

						Unrealized
		Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Lehman Brothers Holdings Inc	Russian Federation 5.000% due 03/31/30	Sell	1.000%	07/24/05	$900,000	$377
Credit Suisse Group	Russian Federation 5.000% due 03/31/30	Sell	0.550%	09/07/05	5,400,000	1,824
Morgan Stanley	Russian Federation 5.000% due 03/31/30	Sell	0.580%	06/20/06	200,000	216
Lehman Brothers Holdings Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	1.150%	06/20/06	1,000,000	(2,950)
JPMorgan Chase & Co	Ford Motor Credit Co 7.000% due 10/01/13	Sell	3.200%	06/20/06	2,000,000	33,392
UBS Securities Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	1.600%	09/20/06	1,600,000	—
Merrill Lynch & Co Inc	Russian Federation 5.000% due 03/31/30	Sell	0.610%	03/20/07	6,900,000	675

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

						Unrealized
		Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

The Goldman Sachs Group Inc	Russian Federation 5.000% due 03/31/30	Sell	0.700%	03/20/07	$2,000,000	$2,852
JPMorgan Chase & Co	Russian Federation 5.000% due 03/31/30	Sell	0.770%	05/20/07	200,000	543
HSBC Holdings PLC	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	3.670%	06/20/07	1,800,000	25,023
HSBC Holdings PLC	General Motors Corp 7.125% due 07/15/13	Sell	3.750%	06/20/07	4,800,000	941
The Goldman Sachs Group Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.500%	06/20/07	1,000,000	42,446
JPMorgan Chase & Co	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.600%	06/20/07	1,500,000	66,470
UBS Securities Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.650%	06/20/07	1,000,000	45,247
JPMorgan Chase & Co	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.700%	06/20/07	1,000,000	46,181
JPMorgan Chase & Co	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.750%	06/20/07	1,000,000	47,115
Lehman Brothers Holdings Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.750%	06/20/07	1,000,000	47,115
The Bear Stearns Cos Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.750%	06/20/07	2,000,000	94,229
Lehman Brothers Holdings Inc	Johnson & Johnson 3.800% due 05/15/13	Buy	0.110%	12/20/08	7,900,000	(10,592)
Lehman Brothers Holdings Inc	The Home Depot Inc 5.375% due 04/01/06	Buy	0.120%	12/20/08	7,900,000	(1,803)
Bank of America Corp	E.I. du Pont de Nemours 6.875% due 10/15/09	Buy	0.130%	12/20/08	7,200,000	(4,938)
Barclays Bank PLC	Wal-Mart Stores Inc 6.875% due 08/10/09	Buy	0.140%	12/20/08	800,000	(1,256)
Citigroup Inc	Wal-Mart Stores Inc 6.875% due 08/10/10	Buy	0.140%	12/20/08	12,600,000	(19,779)
Lehman Brothers Holdings Inc	Wal-Mart Stores Inc 3.375% due 10/01/08	Buy	0.140%	12/20/08	400,000	(628)
Credit Suisse Group	Wal-Mart Stores Inc 3.375% due 10/01/09	Buy	0.150%	12/20/08	1,300,000	(2,467)
Barclays Bank PLC	Eli Lilly & Co 6.000% due 03/15/12	Buy	0.160%	12/20/08	8,700,000	(21,074)
Morgan Stanley	Emerson Electric Co 4.625% due 10/15/12	Buy	0.210%	12/20/08	6,000,000	4,913
Merrill Lynch & Co Inc	Gannett Co Inc 6.375% due 04/01/12	Buy	0.220%	12/20/08	2,200,000	8,678
Lehman Brothers Holdings Inc	Costco Wholesale Corp 5.500% due 03/15/07	Buy	0.240%	12/20/08	1,700,000	(6,726)
Morgan Stanley	The Allstate Corp 6.125% due 02/15/12	Buy	0.260%	12/20/08	10,000,000	(43,139)
The Bear Stearns Cos Inc	Eaton Corp 5.750% due 07/15/12	Buy	0.280%	12/20/08	8,000,000	(18,795)
Barclays Bank PLC	FedEx Corp 7.250% due 02/15/11	Buy	0.290%	12/20/08	2,400,000	(5,559)
Citigroup Inc	FedEx Corp 7.250% due 02/15/12	Buy	0.290%	12/20/08	3,500,000	(8,107)
Lehman Brothers Holdings Inc	Whirlpool Corp 8.600% due 05/01/10	Buy	0.290%	12/20/08	3,800,000	27,055
The Bear Stearns Cos Inc	TRW Inc 7.125% due 06/01/09	Buy	0.290%	12/20/08	1,000,000	(3,232)
UBS Securities Inc	TRW Inc 7.125% due 06/01/10	Buy	0.290%	12/20/08	1,100,000	(3,555)
Lehman Brothers Holdings Inc	Masco Tech Inc 5.875% due 07/15/12	Buy	0.300%	12/20/08	3,300,000	(3,204)
Merrill Lynch & Co Inc	Ingersoll-Rand Co Ltd 6.480% due 06/01/25	Buy	0.320%	12/20/08	4,900,000	(16,791)
The Bear Stearns Cos Inc	Hewlett-Packard Co 6.500% due 07/01/12	Buy	0.320%	12/20/08	9,600,000	(24,680)
Lehman Brothers Holdings Inc	RadioShack Corp 7.375% due 05/15/11	Buy	0.350%	12/20/08	3,300,000	42,133
The Bear Stearns Cos Inc	Federated Department Stores Inc 6.625% due 04/01/11	Buy	0.410%	12/20/08	1,300,000	(8,190)
Credit Suisse Group	Lockheed Martin Corp 8.200% due 12/01/09	Buy	0.440%	12/20/08	1,300,000	(11,262)
ABN Amro Securities LLC	Carnival Corp 6.150% due 04/15/08	Buy	0.480%	12/20/08	1,100,000	(11,366)
Lehman Brothers Holdings Inc	Northrop Grumman Corp 7.125% due 02/15/11	Buy	0.480%	12/20/08	3,200,000	(30,226)
Credit Suisse Group	The Walt Disney Co 6.375% due 03/01/12	Buy	0.530%	12/20/08	1,300,000	(14,533)
Lehman Brothers Holdings Inc	Lockheed Martin Corp 8.200% due 12/01/09	Buy	0.530%	12/20/08	3,200,000	(37,141)
Barclays Bank PLC	The Walt Disney Co 6.375% due 03/01/12	Buy	0.670%	12/20/08	3,900,000	(61,451)
Credit Suisse Group	Albertson’s Inc 7.500% due 02/15/11	Buy	0.680%	12/20/08	1,300,000	(5,977)
Credit Suisse Group	Goodrich Corp 7.625% due 12/15/12	Buy	0.900%	12/20/08	1,300,000	(20,161)
Lehman Brothers Holdings Inc	Goodrich Corp 7.625% due 12/15/13	Buy	0.970%	12/20/08	3,200,000	(56,915)
The Bear Stearns Cos Inc	Capital One Financial Corp 4.875% due 05/15/08	Buy	1.090%	12/20/08	2,200,000	(43,934)
JPMorgan Chase & Co	Capital One Financial Corp 8.750% due 02/01/07	Buy	1.350%	12/20/08	900,000	(25,576)
Morgan Stanley	Dow Jones CDX NA EM3 Index	Sell	2.100%	06/20/10	18,900,000	606,347
Citigroup Inc	Dow Jones CDX NA HY4 Index	Sell	3.600%	06/20/10	25,740,000	192,049
Credit Suisse Group	Dow Jones CDX NA HY4 Index	Sell	3.600%	06/20/10	14,850,000	93,490
Merrill Lynch & Co Inc	Dow Jones CDX NA HY4 Index	Sell	3.600%	06/20/10	17,820,000	112,187
The Goldman Sachs Group Inc	Dow Jones CDX NA HY4 Index	Sell	3.600%	06/20/10	14,850,000	84,115
The Bear Stearns Cos Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.300%	06/20/10	1,400,000	27,707

						$1,127,313

(k)	Interest rate swaps outstanding as of June 30, 2005:

							Unrealized
		Pay/Receive	Fixed	Expiration	Notional		Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount		(Depreciation)

Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Pay	3.000%	06/15/06		$2,000,000	($15,809)
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Pay	4.000%	08/15/07		221,900,000	(5,439,710)
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Pay	4.000%	12/15/07		13,600,000	(78,081)
Greenwich Capital Markets	3-Month USD-LIBOR	Pay	4.000%	12/15/10		64,600,000	235,657
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Pay	4.000%	12/15/10		10,000,000	13,680
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	12/15/10		67,300,000	245,506
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	06/15/12	JPY	2,490,000,000	(1,436,997)
The Goldman Sachs Group Inc	6-Month JPY-LIBOR	Receive	2.000%	06/15/12		786,100,000	(427,985)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

UBS Securities Inc	6-Month JPY-LIBOR	Receive	2.000%	06/15/12	JPY 1,00,000,000	($650,887)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	EUR 231,900,000	(463,584)
JPMorgan Chase & Co	6-Month EUR-LIBOR	Receive	4.500%	06/17/15	23,300,000	(141,250)
Bank of America Corp	3-Month USD-LIBOR	Receive	5.000%	12/15/15	$91,400,000	258,240
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/15	33,800,000	(138,060)
JPMorgan Chase & Co	3-Month USD-LIBOR	Receive	5.000%	12/15/15	19,000,000	53,302
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	5.000%	12/15/15	38,500,000	(139,933)
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Receive	5.000%	12/15/15	86,000,000	(281,665)
JPMorgan Chase & Co	3-Month Canada Bankers Acceptance	Pay	4.500%	06/15/25	CAD 18,500,000	—
Merrill Lynch & Co Inc	3-Month Canada Bankers Acceptance	Pay	4.500%	06/15/25	6,300,000	—
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	5.000%	12/15/25	$19,800,000	—
The Goldman Sachs Group Inc	6-Month EUR-LIBOR	Receive	6.175%	05/22/30	EUR 3,580,000	(1,717,061)

						($10,124,637)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 7.50%

Autos & Transportation - 0.49%

DaimlerChrysler NA Holding Corp
3.610% due 03/07/07 §	$12,800,000	$12,765,491

Financial Services - 6.99%

Asian Development Bank (Philippines)
5.820% due 06/16/28	2,050,000	2,439,920
Ford Motor Credit Co
3.573% due 07/07/05 §	7,300,000	7,299,182
3.590% due 07/18/05 §	9,000,000	8,996,472
4.218% due 11/16/06 §	2,100,000	2,082,337
4.389% due 03/21/07 §	33,700,000	33,004,870
6.875% due 02/01/06	4,400,000	4,444,594
General Electric Capital Corp
3.390% due 03/04/08 §	8,800,000	8,806,706
General Motors Acceptance Corp
4.145% due 05/18/06 §	200,000	199,104
6.875% due 08/28/12	10,600,000	9,716,691
Morgan Stanley
3.350% due 10/30/05 ¯ §	35,100,000	34,913,397
Pemex Project Funding Master Trust
7.375% due 12/15/14	2,000,000	2,248,000
8.625% due 02/01/22	1,300,000	1,605,500
9.500% due 09/15/27 ~	1,000,000	1,310,000
Phoenix Quake Wind Ltd (Cayman)
5.570% due 07/03/08 ~ §	17,000,000	17,485,690
Residential Reinsurance Ltd (Cayman)
8.280% due 06/08/06 ~ §	4,000,000	3,896,403
The Goldman Sachs Group Inc
3.151% due 08/01/06 §	9,100,000	9,101,247
The Goldman Sachs Group LP
3.778% due 06/28/10 §	13,500,000	13,529,862
Toyota Motor Credit Corp
3.200% due 09/18/06 §	14,900,000	14,901,967
Travelers Property Casualty Corp
3.750% due 03/15/08	1,500,000	1,477,860
Vita Capital Ltd (Cayman)
4.450% due 01/01/07 ~ §	4,100,000	4,109,143

		181,568,945

Utilities - 0.02%

Indianapolis Power & Light Co
6.300% due 07/01/13 ~	500,000	545,146

Total Corporate Bonds & Notes (Cost $193,759,376)		194,879,582

MORTGAGE-BACKED SECURITIES - 3.37%

Collateralized Mortgage Obligations - 3.20%

Banc of America Mortgage Securities
6.500% due 09/25/33 "	2,572,822	2,615,419
Bear Stearns Adjustable Rate Mortgage Trust
4.247% due 01/25/34 " §	13,476,364	13,440,461
Countrywide Home Loan Mortgage Pass-Through Trust
3.584% due 05/25/34 " §	2,077,053	2,073,778
3.654% due 06/25/35 ~ " §	3,200,000	3,200,997
Fannie Mae
3.464% due 08/25/34 " §	9,892,924	9,885,240
Greenpoint Mortgage Funding Trust
3.534% due 06/25/45 " §	10,827,818	10,818,593
GSMPS Mortgage Loan Trust
7.000% due 06/25/43 ~ "	2,437,850	2,512,956
Impac CMB Trust
3.714% due 07/25/33 " §	1,627,118	1,628,713
Imperial Savings Association
8.428% due 02/25/18 " §	7,351	7,347
NationsLink Funding Corp
3.540% due 04/10/07 " §	916,007	919,279
Ryland Mortgage Securities Corp
4.019% due 10/01/27 " §	165,895	164,576
Sequoia Mortgage Trust
3.610% due 10/19/26 " §	4,654,298	4,661,688
Small Business Administration
4.504% due 02/01/14 "	10,328,469	10,385,969
Small Business Administration Participation Certificates
4.880% due 11/01/24 "	15,223,926	15,517,553
Structured Adjustable Rate Mortgage Loan Trust
3.434% due 03/25/35 " §	2,859,048	2,858,531
Washington Mutual Inc
3.765% due 02/27/34 " §	2,598,743	2,595,886

		83,286,986

Fannie Mae - 0.12%

3.567% due 06/01/18 " §	34,236	34,572
3.647% due 07/01/26 " §	40,858	41,582
3.685% due 08/01/17 " §	823,091	838,600
4.181% due 12/01/22 " §	66,787	68,627
4.193% due 01/01/25 " §	86,730	89,004
4.465% due 03/01/18 " §	638,108	648,834
4.967% due 08/01/24 " §	102,304	103,807
5.000% due 03/01/24 " §	85,605	86,866
6.900% due 09/01/09 "	1,029,485	1,116,267

		3,028,159

Government National Mortgage Association - 0.05%

3.375% due 05/20/23 -
05/20/26 " § ±	119,273	121,222
3.750% due 09/20/22 -
07/20/25 " § ±	394,441	400,836
4.125% due 10/20/24 -
12/20/26 " § ±	193,684	197,459
4.375% due 02/20/25 -
01/20/27 " § ±	238,190	242,483
6.000% due 06/15/29 "	397,805	411,242
9.000% due 01/15/17 "	900	984

		1,374,226

Total Mortgage-Backed Securities (Cost $87,574,611)		87,689,371

ASSET-BACKED SECURITIES - 2.85%

Ameriquest Mortgage Securities Inc
3.724% due 02/25/33 " §	425,040	425,546
Amortizing Residential Collateral Trust
3.604% due 07/25/32 " §	125,612	124,168
Asset-Backed Securities Corp Home Equity
3.720% due 01/15/33 " §	398,968	400,228
Bayview Financial Acquisition Trust
3.770% due 05/28/34 " §	9,668,876	9,695,524
Carrington Mortgage Loan Trust
3.240% due 06/25/35 " §	1,000,000	999,375
Citigroup Mortgage Loan Trust Inc
3.404% due 05/25/35 " §	1,914,400	1,915,729
Equity One Asset-Backed Securities Inc
3.614% due 04/25/34 " §	7,293,793	7,318,957
GSAMP Trust
3.504% due 10/25/33 " §	2,618,677	2,621,247
3.604% due 03/25/34 " §	2,744,080	2,745,743

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal
	Amount		Value
Home Equity Asset Trust
3.724% due 03/25/33 " §		$536,414	$537,015
Irwin Home Equity Trust
3.834% due 06/25/28 " §		4,532,450	4,538,478
Oak Capital Ltd (Cayman)
6.910% due 09/15/05 ~ " §		100,000	100,739
Quest Trust
3.494% due 03/25/35 ~ " §		1,547,838	1,546,871
Redwood Capital III Ltd (Cayman)
6.950% due 01/09/06 ~ " §		5,700,000	5,695,782
Redwood Capital IV Ltd (Cayman)
5.400% due 01/09/06 ~ " §		5,700,000	5,693,787
Renaissance Home Equity Loan Trust
3.694% due 12/25/32 " §		1,746,672	1,747,989
Residential Asset Mortgage Products Inc
3.424% due 05/25/35 " §		1,277,418	1,278,193
3.474% due 09/25/13 " §		9,000,666	9,008,149
3.654% due 11/25/33 " §		15,272,375	15,281,626
Residential Asset Securities Corp
3.614% due 01/25/34 " §		250,270	251,070
Saxon Asset Securities Trust
3.584% due 01/25/32 " §		449,486	450,475
Truman Capital Mortgage Loan Trust
3.654% due 01/25/34 ~ " §		1,096,216	1,097,072
Wells Fargo Home Equity Trust
3.474% due 06/25/19 " §		628,766	629,276

Total Asset-Backed Securities (Cost $74,042,784)			74,103,039

U.S. GOVERNMENT AGENCY ISSUES - 5.17%

Fannie Mae
3.235% due 09/07/06 §		89,300,000	89,296,785
3.314% due 09/21/06 §		45,000,000	44,986,545

Total U.S. Government Agency Issues (Cost $134,184,020)			134,283,330

U.S. TREASURY OBLIGATIONS - 96.12%

U.S. Treasury Bonds - 0.21%

6.625% due 02/15/27 #		4,100,000	5,442,914

U.S. Treasury Inflation Protected Securities - 94.19%

0.875% due 04/15/10 # ^		60,552,880	59,228,418
1.625% due 01/15/15 # ^		100,193,832	100,072,520
1.875% due 07/15/13 # ^		81,934,866	83,876,119
2.000% due 01/15/14 # ^		219,705,624	226,803,746
2.000% due 07/15/14 # ^		214,644,745	221,663,300
2.375% due 01/15/25 # ^		99,431,780	109,062,229
3.000% due 07/15/12 # ^		373,602,970	411,006,276
3.375% due 01/15/07 # ^		34,729,760	35,875,276
3.375% due 04/15/32 # ^		17,416,224	23,733,177
3.500% due 01/15/11 # ^		94,171,530	104,505,986
3.625% due 01/15/08 # ^		90,383,601	95,742,362
3.625% due 04/15/28 # ^		191,192,414	257,297,785
3.875% due 01/15/09 # ^		238,653,228	259,927,820
3.875% due 04/15/29 # ^		254,810,560	358,673,475
4.250% due 01/15/10 # ^		89,461,178	100,753,129

			2,448,221,618

U.S. Treasury Notes - 1.72%

4.250% due 11/15/14 #		43,800,000	44,842,002

Total U.S. Treasury Obligations (Cost $2,499,840,688)			2,498,506,534

FOREIGN GOVERNMENT BONDS - 2.17%

Canadian Government Bond (Canada)
3.000% due 12/01/36 ^	CAD	1,760,010	1,793,438
France Government Bond OAT (France)
3.000% due 07/25/12 ^	EUR	2,681,125	3,729,117
5.750% due 10/25/32		2,000,000	3,284,999
Republic of Austria (Austria)
5.500% due 01/15/10		1,000,000	1,365,983
Republic of Brazil (Brazil)
4.250% due 04/15/06 §		480,000	480,503
4.313% due 04/15/09 §		611,806	607,186
8.000% due 04/15/14		8,127,273	8,377,146
11.000% due 01/11/12		400,000	477,000
11.000% due 08/17/40		1,000,000	1,204,250
Russian Federation Government Bond (Russia)
5.000% due 03/31/30 §		14,900,000	16,671,163
8.250% due 03/31/10		5,000,000	5,467,000
United Mexican States (Mexico)
6.375% due 01/16/13		12,050,000	12,965,800

Total Foreign Government Bonds (Cost $50,966,311)			56,423,585

MUNICIPAL BONDS - 0.32%

California County Tobacco Securitization Agency
5.625% due 06/01/23		645,000	653,391
Golden State Tobacco Securitization Corp CA ‘A-1’
6.250% due 06/01/33		1,095,000	1,194,579
6.750% due 06/01/39		2,000,000	2,253,880
Kansas State Turnpike Authority ‘A’
5.000% due 09/01/13		700,000	777,028
State of Connecticut ‘A’
5.000% due 03/01/13		1,500,000	1,663,650
Tobacco Settlement Authority IA ‘B’
5.300% due 06/01/25		640,000	651,059
Tobacco Settlement Financing Corp NJ
6.750% due 06/01/39		1,100,000	1,229,657

Total Municipal Bonds (Cost $7,343,690)			8,423,244

	Number of
	Contracts
PURCHASED PUT OPTIONS - 0.00%

U.S. Treasury Inflation Protected Securities (09/05) OTC Strike @ $80.00 Exp. 09/14/05 Broker: Morgan Stanley	270	—
U.S. Treasury Inflation Protected Securities (08/05) OTC Strike @ $81.16 Exp. 08/26/05 Broker: Morgan Stanley	2,250	—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Number of
	Contracts	Value
U.S. Treasury Inflation Protected Securities (08/05) OTC Strike @ $84.02 Exp. 08/04/05 Broker: The Goldman Sachs Group Inc	1,250	$—
U.S. Treasury Inflation Protected Securities (08/05) OTC Strike @ $86.00 Exp. 08/05/05 Broker: Morgan Stanley	2,360	—

Total Purchased Put Options (Cost $143,672)		—

	Principal
	Amount
SHORT-TERM INVESTMENTS - 78.47%

Certificates of Deposit - 9.18%

Citibank NA
3.090% due 07/22/05	$56,200,000	56,200,000
3.155% due 08/09/05	7,700,000	7,700,000
HSBC Bank USA NA
3.135% due 08/09/05	60,900,000	60,900,326
Nordea Bank NY
2.805% due 07/05/05	50,000,000	50,000,000
UniCredito Italiano NY
3.037% due 07/07/05	62,300,000	62,300,021
3.152% due 08/09/05	1,600,000	1,600,004

		238,700,351

Commercial Paper - 15.55%

Bank of America Corp
3.170% due 08/11/05	12,000,000	11,956,677
3.275% due 08/09/05	65,000,000	64,769,385
Barclays U.S. Funding Corp
3.185% due 08/19/05	14,400,000	14,337,574
3.215% due 08/26/05	2,100,000	2,089,498
IXIS
3.360% due 10/04/05	22,500,000	22,295,925
Rabobank USA Financial Corp
3.030% due 07/20/05	70,000,000	69,888,058
3.360% due 07/01/05	8,200,000	8,200,000
Skandinaviska Enskilda Banken AB (Sweden)
3.310% due 09/13/05	7,600,000	7,546,800
Svenska Handelsbanken AB (Sweden)
3.015% due 07/07/05	75,000,000	74,962,313
UBS Finance DE LLC
3.030% due 07/01/05	4,700,000	4,700,000
3.065% due 07/11/05	2,000,000	1,998,297
3.070% due 07/08/05	39,400,000	39,376,480
3.105% due 07/11/05	1,000,000	999,138
3.230% due 09/19/05	400,000	396,964
3.255% due 09/26/05	30,900,000	30,644,148
Westpac Capital Corp
3.035% due 07/22/05	50,000,000	49,911,479

		404,072,736

U.S. Government Agency Issues - 24.97%

Fannie Mae
2.967% due 07/01/05	71,200,000	71,200,000
2.980% due 07/01/05	55,000,000	55,000,000
3.250% due 09/14/05	70,600,000	70,098,740
Federal Home Loan Bank
2.947% due 07/13/05	50,000,000	49,948,583
2.963% due 07/01/05	24,500,000	24,500,000
3.210% due 07/27/05	130,000,000	129,698,617
Freddie Mac
2.986% due 08/08/05	50,000,000	49,840,611
3.155% due 09/07/05	200,000,000	198,716,000

		649,002,551

U.S. Treasury Bills - 1.51%

2.870% due 09/01/05 ☐	1,000,000	994,875
2.880% due 09/01/05 ‡	500,000	497,438
2.895% due 09/15/05	5,300,000	5,266,562
2.904% due 09/15/05	350,000	347,792
2.910% due 09/01/05 †	9,850,000	9,799,519
2.920% due 09/01/05	1,000,000	994,875
2.920% due 09/15/05	750,000	745,268
2.925% due 09/01/05	100,000	99,488
2.925% due 09/15/05	500,000	496,846
2.940% due 09/15/05	500,000	496,846
2.945% due 09/15/05 ‡	6,700,000	6,657,730
2.948% due 09/15/05 ☐	2,270,000	2,255,679
2.950% due 09/15/05 ☐	3,500,000	3,477,918
2.970% due 09/15/05 ☐	1,000,000	993,691
2.973% due 09/15/05	750,000	745,268
2.978% due 09/15/05	450,000	447,161
2.980% due 09/15/05	4,400,000	4,372,240
3.002% due 09/15/05	80,000	79,495
3.023% due 09/15/05	200,000	198,738
3.030% due 09/15/05	180,000	178,864

		39,146,293

Repurchase Agreements - 27.26%

State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $8,604,526; collateralized by U.S. Treasury Bonds 7.250% due 05/15/16 and market value $8,781,814)	8,604,000	8,604,000

UBS Securities Inc 2.650% due 07/01/05 (Dated 06/30/05, repurchase price of $700,051,528; collateralized by U.S. Treasury Inflation Protected Securities 0.000% due 07/15/14 and market value $101,010,596; and U.S. Treasury Strips 0.000% due 02/15/15 - 11/15/27 ± and market value $639,584,635)	700,000,000	700,000,000

		708,604,000

Total Short-Term Investments (Cost $2,039,662,778)		2,039,525,931

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 195.97% (Cost $5,087,517,930)		5,093,834,616

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.18%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $4,815,000)	4,815,000	$4,815,000

TOTAL INVESTMENTS - 196.15% (Cost $5,092,332,930)		5,098,649,616

OTHER ASSETS & LIABILITIES, NET - (96.15%)		(2,499,311,397)

NET ASSETS - 100.00%		$2,599,338,219

Notes to Schedule of Investments
(a)	As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	96.12%
Short-Term Investments & Securities Lending Collateral	78.65%
Corporate Bonds & Notes	7.50%
U.S. Government Agency Issues	5.17%
Mortgage-Backed Securities	3.37%
Asset-Backed Securities	2.85%
Foreign Government Bonds	2.17%
Municipal Bonds	0.32%

196.15%
Other Assets & Liabilities, Net	(96.15%)

100.00%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with an approximate aggregate market value of $3,607,213 were segregated with the custodian to cover margin requirements for the following open futures contracts as of June 30, 2005:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Euro-Bund 10-Year Notes (09/05)	40	EUR 4,000,000	$48,550
U.S. Treasury 30-Year Bonds (09/05)	456	$45,600,000	335,495

Short Futures Outstanding

U.S. Treasury 5-Year Notes (09/05)	318	31,800,000	(184,803)
U.S. Treasury 10-Year Notes (09/05)	487	48,700,000	(218,982)

			($19,740)

(d)	Restricted securities as of June 30, 2005:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets

Morgan Stanley 06/28/04	$35,100,000	$34,913,397	1.34%

(e)	Investments sold short outstanding as of June 30, 2005:

	Principal
Type	Amount	Value

U.S. Treasury Notes
3.625% due 05/15/13 #	$2,200,000	($2,172,674)
4.250% due 08/15/13 #	29,300,000	(30,041,671)
4.250% due 11/15/13 #	52,600,000	(53,900,640)

Total Investments sold short (Proceeds $86,335,157)		($86,114,985)

(f)	Forward foreign currency contracts outstanding as of June 30, 2005 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Sell	CAD	2,071,000	07/05	($21,668)
Buy	EUR	1,453,000	07/05	6,122
Sell	EUR	11,463,000	07/05	14,122
Buy	JPY	2,844,226,000	07/05	(1,018,398)
Buy	PLN	861,000	09/05	(1,042)
Buy	RUB	7,050,000	09/05	(1,128)
Buy	SKK	7,634,000	09/05	(1,652)

				($1,023,644)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

(g)	Transactions in written options for the period ended June 30, 2005 were as follows:

	Number of Contracts	Premium

Outstanding, December 31, 2004	728	$321,458
Call Options Written	2,265	482,073
Put Options Written	2,265	634,556
Call Options Repurchased	(1,633)	(388,420)
Put Options Repurchased	(1,633)	(471,643)

Outstanding, June 30, 2005	1,992	$578,024

(h)	Premiums received and value of written options outstanding as of June 30, 2005:

			Expiration	Number of
Counterparty	Type	Strike Price	Date	Contracts	Premium	Value

Lehman Brothers Holdings Inc	Put - CBOT U.S. Treasury 10-Year Futures	$110.00	08/26/05	373	$74,553	$34,969
Lehman Brothers Holdings Inc	Put - CBOT U.S. Treasury 10-Year Futures	111.00	08/26/05	300	51,228	60,937
Citigroup Inc	Call - CBOT U.S. Treasury 10-Year Futures	115.00	08/26/05	247	95,682	81,047
Citigroup Inc	Call - CBOT U.S. Treasury 10-Year Futures	116.00	08/26/05	76	17,566	10,687
Lehman Brothers Holdings Inc	Call - CBOT U.S. Treasury 10-Year Futures	116.00	08/26/05	673	155,354	94,641
Citigroup Inc	Put - CBOT U.S. Treasury 10-Year Futures	110.00	11/22/05	323	183,641	171,594

					$578,024	$453,875

(i)	Securities with an aggregate market value of $6,956,715 were pledged as collateral for swap contracts as of June 30, 2005.

(j)	Credit default swaps outstanding as of June 30, 2005:

		Buy/Sell	Pay/Receive	Expiration	Notional	Unrealized
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount	Appreciation

JPMorgan Chase & Co	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	2.750%	06/20/06	$1,000,000	$9,032
The Bear Stearns Cos Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	3.100%	06/20/06	2,000,000	31,476
The Goldman Sachs Group Inc	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	3.800%	06/20/06	1,000,000	19,075
Morgan Stanley	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	3.830%	06/20/06	1,000,000	19,362
UBS Securities Inc	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	3.830%	06/20/06	2,000,000	38,723
Morgan Stanley	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	4.150%	06/20/06	2,000,000	44,844
JPMorgan Chase & Co	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	4.250%	06/20/06	1,000,000	23,379
HSBC Holdings PLC	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	5.000%	06/20/06	2,000,000	61,103
Merrill Lynch & Co Inc	General Motors Corp 7.125% due 07/15/13	Sell	5.000%	06/20/06	3,000,000	78,134
The Bear Stearns Cos Inc	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	3.550%	06/20/07	1,500,000	17,516
HSBC Holdings PLC	General Motors Corp 7.125% due 07/15/13	Sell	4.480%	06/20/07	1,000,000	13,602
JPMorgan Chase & Co	General Motors Corp 7.125% due 07/15/13	Sell	6.400%	06/20/07	2,000,000	97,723

						$453,969

(k)	Interest rate swaps outstanding as of June 30, 2005:

							Unrealized
		Pay/Receive	Fixed	Expiration	Notional		Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount		(Depreciation)

The Goldman Sachs Group Inc	6-Month GBP-LIBOR	Pay	5.250%	03/19/06	GBP	22,000,000	$217,936
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	03/15/07	EUR	2,000,000	44,543
JPMorgan Chase & Co	6-Month EUR-LIBOR	Pay	4.000%	03/15/07		2,400,000	41,422
Merrill Lynch & Co Inc	6-Month EUR-LIBOR	Pay	4.000%	03/15/07		1,800,000	44,376
Morgan Stanley	3-Month USD-LIBOR	Receive	4.000%	12/15/07		$1,200,000	(2,486)
JPMorgan Chase & Co	6-Month GBP-LIBOR	Pay	5.000%	06/15/08	GBP	24,900,000	673,650
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/10	EUR	40,400,000	3,397,557
Citibank NA	6-Month EUR-LIBOR	Pay	4.000%	06/17/10		63,400,000	5,083,007
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	4.000%	12/15/10		$41,500,000	(56,770)
Bank of America Corp	3-Month USD-LIBOR	Receive	5.000%	12/15/15		31,900,000	90,130
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	5.000%	12/15/15		18,000,000	(65,423)
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Receive	5.000%	12/15/15		116,400,000	156,530

							$9,624,472

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 100.05%

Asset-Backed Securities - 4.99%

Caterpillar Financial Asset Trust
3.206% due 04/25/06 "	$18,860,899	$18,860,899
GE Commercial Equipment Financing LLC
3.220% due 11/20/05 " §	4,063,296	4,063,296
3.424% due 06/20/06 "	14,500,000	14,500,000
Honda Auto Receivables Owner Trust
3.182% due 05/15/06 "	4,944,972	4,944,972
Nissan Auto Receivables Owner Trust
2.640% due 01/17/06 "	5,246,806	5,246,806

		47,615,973

Commercial Paper - 63.78%

Abbott Laboratories
3.190% due 07/19/05	10,000,000	9,984,050
American International Group Funding Inc
3.180% due 07/14/05	24,000,000	23,972,440
Bank of Montreal (Canada)
3.200% due 07/22/05	25,520,000	25,472,363
BellSouth Corp
3.110% due 07/07/05	15,000,000	14,992,225
BMW U.S. Capital LLC
3.130% due 07/11/05	30,000,000	29,973,917
Canadian Wheat Board (Canada)
3.000% due 07/05/05	22,800,000	22,792,400
Caterpillar Financial Services Corp
3.100% due 07/12/05	12,425,000	12,413,231
Coca-Cola Enterprises Inc
3.170% due 07/13/05	18,500,000	18,480,452
Colgate-Palmolive Co
3.210% due 07/27/05	20,900,000	20,851,547
Emerson Electric Co
3.180% due 07/08/05	21,000,000	20,987,015
3.230% due 07/22/05	15,000,000	14,971,738
Gannett Co Inc
3.200% due 07/25/05	21,255,000	21,209,656
Lloyds TSB Bank PLC (United Kingdom)
3.210% due 07/18/05	30,000,000	29,954,525
MassMutual Global Funding
3.250% due 07/25/05	20,000,000	19,956,667
Medtronic Inc
3.020% due 07/06/05	40,000,000	39,983,222
Merrill Lynch & Co Inc
3.230% due 07/20/05	24,500,000	24,458,234
New York Life Capital Corp
3.200% due 07/15/05	30,075,000	30,037,573
PepsiCo Inc
3.160% due 07/07/05	16,700,000	16,691,205
3.170% due 07/22/05	20,500,000	20,462,092
Pitney Bowes Inc
3.200% due 07/05/05	20,000,000	19,992,889
Societe Generale North America Inc
3.100% due 07/08/05	15,650,000	15,640,567
3.180% due 07/21/05	22,000,000	21,961,133
The Coca-Cola Co
3.170% due 07/11/05	4,100,000	4,096,390
The Goldman Sachs Group Inc
3.150% due 07/01/05	17,000,000	17,000,000
3.260% due 07/28/05	19,720,000	19,671,785
The Sherwin-Williams Co
3.240% due 07/26/05	5,000,000	4,988,750
3.250% due 07/26/05	7,000,000	6,984,201
The Southern Co Funding Corp
3.150% due 07/13/05	8,250,000	8,241,337
3.260% due 07/28/05	3,930,000	3,920,391
Toyota Motor Credit Corp
3.140% due 07/12/05	25,000,000	24,976,014
Wal-Mart Stores Inc
3.200% due 07/19/05	7,400,000	7,388,160
3.200% due 07/26/05	30,000,000	29,933,333
Xtra Inc
3.260% due 07/20/05	6,925,000	6,913,085

		609,352,587

Corporate Notes - 10.51%

American Honda Finance Corp
3.115% due 12/06/05 ~ §	7,800,000	7,800,000
Fifth Third Bancorp
3.260% due 07/21/06 ~ §	18,725,000	18,725,000
Pfizer Inc
3.150% due 11/04/05 §	14,780,000	14,780,000
Toyota Motor Credit Corp
3.244% due 08/09/05 §	10,000,000	10,001,159
UBS AG Stamford CT
3.344% due 09/22/05 §	24,640,000	24,636,764
Westdeutsche Landesbank NY
3.210% due 03/20/06 §	24,500,000	24,498,067

		100,440,990

U.S. Government Agency Issues - 20.77%

Fannie Mae
3.210% due 07/26/05 §	49,000,000	48,999,664
Federal Home Loan Bank
2.510% due 11/04/05	24,600,000	24,600,000
3.000% due 03/07/06 §	24,500,000	24,500,000
3.125% due 03/03/06 §	24,450,000	24,450,000
3.136% due 09/16/05 §	26,905,000	26,903,086
3.250% due 04/18/06 §	24,500,000	24,500,000
3.250% due 05/09/06 §	24,500,000	24,500,000

		198,452,750

Repurchase Agreement - 0.00%

State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $12,001; collateralized by U.S. Treasury Bonds 7.250% due 05/15/16 and market value $12,877)	12,000	12,000

Total Short-Term Investments (Amortized Cost $955,874,300)		955,874,300

TOTAL INVESTMENTS - 100.05% (Amortized Cost $955,874,300)		955,874,300

OTHER ASSETS & LIABILITIES, NET — (0.05%)		(506,586)

NET ASSETS - 100.00%		$955,367,714

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Notes to Schedule of Investments
(a)	As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Commercial Paper	63.78%
U.S. Government Agency Issues	20.77%
Corporate Notes	10.51%
Asset-Backed Securities	4.99%

100.05%
Other Assets & Liabilities, Net	(0.05%)

100.00%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.17%

Autos & Transportation - 0.08%

General Motors Corp 4.500% †	28,700	$697,984

Financial Services - 0.09%

MetLife Inc 6.375%	30,000	786,600

Total Convertible Preferred Stocks (Cost $1,452,289)		1,484,584

PREFERRED STOCKS - 0.38%

Financial Services - 0.38%

Sovereign REIT ~	2,200	3,195,500

Total Preferred Stocks (Cost $1,958,000)		3,195,500

WARRANTS - 0.00%

Consumer Discretionary - 0.00%

Loral Space & Communications Ltd * Exp. 12/27/06	9,250	180

Financial Services - 0.00%

Ono Finance PLC * + ~ (United Kingdom) Exp. 02/15/11	5,000	539

Utilities - 0.00%

Metricom Inc * Exp. 02/15/10	3,000	30

NTELOS Inc * ~ Exp. 08/15/10	4,000	40

		70

Total Warrants (Cost $98,440)		789

COMMON STOCKS - 0.05%

Utilities - 0.05%

Call-Net Enterprises Inc ‘B’ * (Canada)	55,944	434,159

Total Common Stocks (Cost $566,235)		434,159

EXCHANGE TRADED FUNDS - 0.25%

NASDAQ-100 Index Tracking Stock †	10,000	367,900

Standard & Poor’s Depository Receipts Trust 1 †	15,000	1,786,800

Total Exchange Traded Funds (Cost $1,997,000)		2,154,700

	Principal
	Amount
CORPORATE BONDS & NOTES - 93.23%

Autos & Transportation - 3.31%

Amsted Industries Inc 10.250% due 10/15/11 ~	$2,000,000	2,170,000
Aviall Inc 7.625% due 07/01/11	2,000,000	2,120,000
Delco Remy International Inc 7.141% due 04/15/09 §	250,000	250,625
9.375% due 04/15/12 †	1,000,000	805,000
Grupo Transportacion Ferroviaria Mexicana SA de CV (Mexico) 9.375% due 05/01/12 ~	2,000,000	2,090,000
GulfMark Offshore Inc 7.750% due 07/15/14	1,000,000	1,057,500
Keystone Automotive Operations Inc 9.750% due 11/01/13	500,000	497,500
Navistar International Corp 6.250% due 03/01/12 ~	1,000,000	970,000
7.500% due 06/15/11 †	1,000,000	1,025,000
Northwest Airlines Corp 8.875% due 06/01/06 †	1,000,000	640,000
Quality Distribution LLC 9.000% due 11/15/10	1,000,000	925,000
Rexnord Corp 10.125% due 12/15/12	1,000,000	1,100,000
Tenneco Automotive Inc 8.625% due 11/15/14 †	1,000,000	1,010,000
10.250% due 07/15/13	4,000,000	4,540,000
The Goodyear Tire & Rubber Co 9.000% due 07/01/15 † ~	2,000,000	1,975,000
The Greenbrier Cos Inc 8.375% due 05/15/15 ~	2,000,000	2,045,000
TRW Automotive Inc 9.375% due 02/15/13	2,677,000	2,978,163
11.000% due 02/15/13 †	902,000	1,041,810
United Components Inc 9.375% due 06/15/13	1,000,000	1,012,500

		28,253,098

Consumer Discretionary - 22.58%

Adelphia Communications Corp 10.875% due 10/01/10 ¤	1,000,000	875,000
Alderwoods Group Inc 7.750% due 09/15/12 ~	500,000	533,125
Allied Waste North America Inc 7.250% due 03/15/15 ~	2,000,000	1,945,000
7.875% due 04/15/13 †	1,000,000	1,027,500
8.500% due 12/01/08	3,000,000	3,161,250
8.875% due 04/01/08	3,000,000	3,165,000
9.250% due 09/01/12 †	983,000	1,066,555
AMC Entertainment Inc 8.000% due 03/01/14 †	2,000,000	1,785,000
Boyd Gaming Corp 8.750% due 04/15/12	1,000,000	1,091,250
CanWest Media Inc (Canada) 10.625% due 05/15/11	2,000,000	2,192,500
Carriage Services Inc 7.875% due 01/15/15 ~	1,000,000	1,060,000
CBD Media Holdings LLC 9.250% due 07/15/12 †	2,000,000	2,035,000
CBD Media Inc 8.625% due 06/01/11	1,000,000	1,035,000
CCO Holdings LLC 8.750% due 11/15/13	1,000,000	990,000
Charter Communications Holdings LLC 10.750% due 10/01/09 †	2,000,000	1,555,000
11.750% due 01/15/10	2,500,000	1,975,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal
	Amount	Value
Charter Communications Holdings II LLC 10.250% due 09/15/10	$4,000,000	$4,065,000
Charter Communications Operating LLC 8.000% due 04/30/12 ~	4,000,000	4,000,000
8.375% due 04/30/14 ~	1,000,000	1,000,000
Corrections Corp of America 6.250% due 03/15/13	1,000,000	997,500
7.500% due 05/01/11	7,000,000	7,323,750
CSC Holdings Inc 7.625% due 04/01/11	2,000,000	1,985,000
7.875% due 12/15/07	2,000,000	2,075,000
Dex Media East LLC 9.875% due 11/15/09 †	1,000,000	1,107,500
Dex Media Inc 8.000% due 11/15/13	1,500,000	1,601,250
Dex Media West LLC 8.500% due 08/15/10	1,000,000	1,095,000
9.875% due 08/15/13	3,418,000	3,913,610
DIRECTV Holdings LLC 6.375% due 06/15/15 ~	4,000,000	4,000,000
8.375% due 03/15/13	848,000	943,400
EchoStar DBS Corp 6.625% due 10/01/14	4,500,000	4,466,250
Emmis Communications Corp 9.314% due 06/15/12 ~ §	1,000,000	1,022,500
Entravision Communications Corp 8.125% due 03/15/09 †	3,000,000	3,138,750
Finlay Fine Jewelry Corp 8.375% due 06/01/12	1,500,000	1,359,375
Fisher Scientific International Inc 6.125% due 07/01/15 ~ #	1,000,000	1,006,250
8.000% due 09/01/13	1,000,000	1,147,500
Granite Broadcasting Corp 9.750% due 12/01/10 †	2,000,000	1,870,000
Gray Television Inc 9.250% due 12/15/11	2,000,000	2,180,000
Herbst Gaming Inc 8.125% due 06/01/12	1,500,000	1,597,500
Inn of the Mountain Gods Resort & Casino 12.000% due 11/15/10 †	2,000,000	2,320,000
Intrawest Corp (Canada) 7.500% due 10/15/13	2,000,000	2,062,500
Iron Mountain Inc 7.750% due 01/15/15	1,000,000	1,010,000
8.625% due 04/01/13	2,000,000	2,080,000
Isle of Capri Casinos Inc 7.000% due 03/01/14	1,000,000	1,010,000
Jo-Ann Stores Inc 7.500% due 03/01/12 †	2,000,000	1,980,000
Landry’s Restaurants Inc 7.500% due 12/15/14	3,500,000	3,403,750
Las Vegas Sands Corp 6.375% due 02/15/15 † ~	5,000,000	4,912,500
Levi Strauss & Co 8.625% due 04/01/13	EUR 1,500,000	1,742,624
Mandalay Resort Group 10.250% due 08/01/07	3,750,000	4,143,750
Mediacom Broadband LLC 11.000% due 07/15/13	1,000,000	1,087,500
Mediacom LLC 9.500% due 01/15/13	3,500,000	3,508,750
Medianews Group Inc 6.375% due 04/01/14	1,000,000	963,750
6.875% due 10/01/13	3,500,000	3,486,875
MGM MIRAGE 6.000% due 10/01/09	4,000,000	4,040,000
6.625% due 07/15/15 ~	2,000,000	2,032,500
6.750% due 09/01/12	2,500,000	2,587,500
9.750% due 06/01/07	2,500,000	2,721,875
Mohegan Tribal Gaming Authority 6.125% due 02/15/13 ~	500,000	507,500
6.875% due 02/15/15 † ~	250,000	256,875
7.125% due 08/15/14	1,000,000	1,052,500
Morris Publishing Group LLC 7.000% due 08/01/13 †	3,000,000	2,940,000
Nebraska Book Co Inc 8.625% due 03/15/12	3,000,000	2,812,500
Park Place Entertainment 7.875% due 03/15/10	1,500,000	1,687,500
Penn National Gaming Inc 6.750% due 03/01/15 † ~	1,000,000	997,500
6.875% due 12/01/11 †	1,000,000	1,030,000
Perry Ellis International Inc 8.875% due 09/15/13	1,500,000	1,507,500
Pinnacle Entertainment Inc 8.250% due 03/15/12	2,000,000	2,090,000
PRIMEDIA Inc 8.000% due 05/15/13	3,000,000	3,022,500
8.875% due 05/15/11	2,500,000	2,631,250
R.H. Donnelley Inc 8.875% due 12/15/10 †	1,500,000	1,646,250
10.875% due 12/15/12	1,500,000	1,751,250
Riddell Bell Holdings Inc 8.375% due 10/01/12	2,000,000	2,015,000
River Rock Entertainment Authority 9.750% due 11/01/11 †	3,000,000	3,307,500
Salem Communications Corp 7.750% due 12/15/10	3,000,000	3,135,000
Sealy Mattress Co 8.250% due 06/15/14 †	3,000,000	3,045,000
Simmons Bedding Co 7.875% due 01/15/14 †	1,750,000	1,513,750
Sinclair Broadcast Group Inc 8.000% due 03/15/12	5,500,000	5,665,000
8.750% due 12/15/11	2,000,000	2,110,000
Six Flags Inc 8.875% due 02/01/10 †	2,000,000	1,960,000
Sleepmaster LLC 11.000% due 05/15/09 + ¤	2,341,972	—
Speedway Motorsports Inc 6.750% due 06/01/13	1,000,000	1,035,000
Station Casinos Inc 6.875% due 03/01/16 ~	2,000,000	2,065,000
Sun International Hotels (Bahamas) 8.875% due 08/15/11	2,000,000	2,150,000
Susquehanna Media Co 7.375% due 04/15/13	1,000,000	1,050,000
The Geo Group Inc 8.250% due 07/15/13	3,500,000	3,395,000
United Rentals North America Inc 6.500% due 02/15/12	3,500,000	3,460,625
Vertrue Inc 9.250% due 04/01/14	1,500,000	1,503,750
Videotron Ltee (Canada) 6.875% due 01/15/14	3,000,000	3,067,500
Warner Music Group 7.375% due 04/15/14	1,000,000	1,015,000
Williams Scotsman Inc 9.875% due 06/01/07 †	3,000,000	3,015,000
Wynn Las Vegas LLC 6.625% due 12/01/14	2,000,000	1,955,000

		192,877,439

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal
	Amount	Value
Consumer Staples - 2.60%

Chaoda Modern Agriculture Holdings Ltd (Cayman) 7.750% due 02/08/10 ~	$1,000,000	$967,500
Chiquita Brands International Inc 7.500% due 11/01/14	500,000	467,500
8.875% due 12/01/15 † ~	5,000,000	4,987,500
Dole Food Co Inc 7.250% due 06/15/10	3,000,000	3,060,000
8.875% due 03/15/11	356,000	381,810
Reddy Ice Group Inc 8.875% due 08/01/11	1,000,000	1,115,000
Roundy’s Inc 8.875% due 06/15/12	2,000,000	2,070,000
Smithfield Foods Inc 7.000% due 08/01/11	4,000,000	4,230,000
Stater Brothers Holdings Inc 6.910% due 06/15/10 §	5,000,000	4,975,000

		22,254,310

Energy - 8.35%

ANR Pipeline Co 8.875% due 03/15/10	1,000,000	1,101,928
Calpine Corp 8.500% due 07/15/10 ~	2,000,000	1,550,000
9.625% due 09/30/14 † ~	1,000,000	1,002,500
Chesapeake Energy Corp 6.375% due 06/15/15 ~	1,000,000	1,030,000
7.000% due 08/15/14	1,500,000	1,597,500
7.500% due 09/15/13 †	1,000,000	1,087,500
Comstock Resources Inc 6.875% due 03/01/12	1,500,000	1,522,500
Denbury Resources Inc 7.500% due 04/01/13 †	1,000,000	1,052,500
Dynegy Holdings Inc 9.875% due 07/15/10 ~	5,500,000	6,105,000
El Paso Corp 7.000% due 05/15/11 †	6,000,000	6,015,000
7.625% due 08/16/07 ~ #	1,000,000	1,030,000
El Paso Natural Gas Co 7.625% due 08/01/10	3,000,000	3,182,100
Encore Acquisition Co 6.000% due 07/15/15 ~ #	2,000,000	1,963,200
Gazprom OAO (Russia) 9.625% due 03/01/13 ~	3,000,000	3,693,750
Hanover Compressor Co 0.000% due 03/31/07	2,500,000	2,212,500
9.000% due 06/01/14	1,000,000	1,070,000
Hanover Equipment Trust ‘A’ 8.500% due 09/01/08 †	3,000,000	3,135,000
Hanover Equipment Trust ‘B’ 8.750% due 09/01/11 †	3,000,000	3,202,500
Holly Energy Partners LP 6.250% due 03/01/15 ~	4,000,000	3,920,000
NRG Energy Inc 8.000% due 12/15/13 ~	5,694,000	6,035,640
Peabody Energy Corp 6.875% due 03/15/13	2,000,000	2,130,000
Plains Exploration & Production Co 8.750% due 07/01/12	2,000,000	2,180,000
Reliant Energy Inc 6.750% due 12/15/14 †	4,000,000	3,930,000
Stone Energy Corp 6.750% due 12/15/14	2,000,000	1,955,000
Tenaska Alabama Partners LP 7.000% due 06/30/21 ~	500,000	508,750
Texas Genco LLC 6.875% due 12/15/14 ~	4,000,000	4,230,000
The Williams Cos Inc 8.125% due 03/15/12 †	1,500,000	1,710,000
The Williams Cos Inc Credit Linked Certificate Trust 6.750% due 04/15/09 ~	2,000,000	2,080,000
Universal Compression Inc 7.250% due 05/15/10 †	1,000,000	1,050,000

		71,282,868

Financial Services - 11.68%

Arch Western Finance LLC 6.750% due 07/01/13	4,000,000	4,150,000
Athena Neurosciences Finance LLC 7.250% due 02/21/08 †	1,000,000	935,000
BCP Crystal Holdings Corp 9.625% due 06/15/14	2,600,000	2,925,000
Borden U.S. Finance Corp 7.891% due 07/15/10 ~ §	2,000,000	2,005,000
9.000% due 07/15/14 ~	1,000,000	1,022,500
Couche-Tard US LP 7.500% due 12/15/13	2,000,000	2,110,000
DI Finance 9.500% due 02/15/13 ~	2,000,000	1,870,000
Dollar Financial Group Inc 9.750% due 11/15/11	3,500,000	3,626,875
Dow Jones CDX HY 7.750% due 12/29/09 † ~	2,500,000	2,537,500
8.250% due 06/29/10 ~	7,425,000	7,462,125
E*TRADE Financial Corp 8.000% due 06/15/11	3,000,000	3,172,500
Eircom Funding (Ireland) 8.250% due 08/15/13	1,500,000	1,635,000
Elan Finance PLC (Ireland) 7.268% due 11/15/11 ~ §	1,000,000	860,000
Fairfax Financial Holdings Ltd (Canada) 7.750% due 04/26/12 †	2,000,000	1,910,000
FelCor Lodging LP 9.000% due 06/01/11	4,250,000	4,664,375
Ford Motor Credit Co 5.800% due 01/12/09	1,000,000	950,034
6.625% due 06/16/08	5,000,000	4,941,485
7.375% due 10/28/09	2,000,000	1,965,000
General Motors Acceptance Corp 6.125% due 08/28/07	1,000,000	990,207
6.150% due 04/05/07 †	2,000,000	1,990,408
6.750% due 01/15/06	2,000,000	2,016,038
7.750% due 01/19/10	2,000,000	1,956,920
Global Cash Access LLC 8.750% due 03/15/12 †	1,000,000	1,092,500
Harvest Operations Corp (Canada) 7.875% due 10/15/11	1,000,000	957,500
Host Marriott LP 6.375% due 03/15/15 ~	3,500,000	3,482,500
7.000% due 08/15/12 †	3,000,000	3,127,500
7.125% due 11/01/13 †	1,000,000	1,047,500
K&F Acquisition Inc 7.750% due 11/15/14 †	2,000,000	2,055,000
La Quinta Properties Inc 8.875% due 03/15/11	2,000,000	2,172,500
Level 3 Financing Inc 10.750% due 10/15/11 †	2,000,000	1,695,000
MeriStar Hospitality Corp 9.000% due 01/15/08 †	2,000,000	2,100,000
Refco Finance Holdings LLC 9.000% due 08/01/12	5,000,000	5,325,000
Residential Capital Corp 6.375% due 06/30/10 ~	2,000,000	2,011,744
RMCC Acquisition Co 9.500% due 11/01/12 ~	1,000,000	960,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal
	Amount	Value
Senior Housing Properties Trust 7.875% due 04/15/15	$1,500,000	$1,612,500
The FINOVA Group Inc 7.500% due 11/15/09	1,830,000	823,500
Thornburg Mortgage Inc 8.000% due 05/15/13	5,000,000	5,150,000
Universal City Florida Holding Co 7.960% due 05/01/10 §	1,000,000	1,042,500
8.375% due 05/01/10	500,000	523,750
Ventas Realty LP 6.625% due 10/15/14	1,250,000	1,262,500
6.750% due 06/01/10 ~	2,500,000	2,606,375
8.750% due 05/01/09	1,000,000	1,110,000
9.000% due 05/01/12	2,000,000	2,310,000
Western Financial Bank 9.625% due 05/15/12	1,500,000	1,642,500

		99,806,336

Health Care - 5.02%

Ardent Health Services Inc 10.000% due 08/15/13	2,000,000	2,427,500
Community Health Systems Inc 6.500% due 12/15/12	2,000,000	2,045,000
DaVita Inc 6.625% due 03/15/13 ~	1,000,000	1,037,500
7.250% due 03/15/15 † ~	1,000,000	1,032,500
Encore Medical Corp 9.750% due 10/01/12	2,000,000	1,950,000
Extendicare Health Services Inc 6.875% due 05/01/14 †	1,000,000	997,500
9.500% due 07/01/10	1,500,000	1,627,500
IASIS Healthcare LLC 8.750% due 06/15/14	2,000,000	2,180,000
Medical Device Manufacturing Inc 10.000% due 07/15/12	1,500,000	1,620,000
PacifiCare Health Systems Inc 10.750% due 06/01/09	1,625,000	1,795,625
Psychiatric Solutions Inc 7.750% due 07/15/15 ~ #	500,000	500,000
10.625% due 06/15/13	1,500,000	1,702,500
Select Medical Corp 7.625% due 02/01/15 ~	3,500,000	3,482,500
Tenet Healthcare Corp 6.500% due 06/01/12 †	1,000,000	955,000
9.250% due 02/01/15 ~	1,000,000	1,042,500
9.875% due 07/01/14	2,000,000	2,155,000
The Jean Coutu Group PJC Inc (Canada) 7.625% due 08/01/12 †	2,500,000	2,593,750
Triad Hospitals Inc 7.000% due 11/15/13 †	1,000,000	1,032,500
United Surgical Partners International Inc 10.000% due 12/15/11	2,000,000	2,210,000
Valeant Pharmaceuticals International 7.000% due 12/15/11	4,500,000	4,432,500
Vanguard Health Holding Co II LLC 9.000% due 10/01/14	2,000,000	2,170,000
VWR International Inc 8.000% due 04/15/14 †	2,000,000	1,915,000
Warner Chilcott Corp 8.750% due 02/01/15 ~	2,000,000	1,955,000

		42,859,375

Integrated Oils - 1.04%

CITGO Petroleum Corp 6.000% due 10/15/11	1,000,000	1,002,500
SESI LLC 8.875% due 05/15/11	2,500,000	2,681,250
The Premcor Refining Group Inc 7.500% due 06/15/15	2,000,000	2,200,000
7.750% due 02/01/12	1,000,000	1,097,500
Titan Petrochemicals Group Ltd (Bermuda) 8.500% due 03/18/12 ~	1,000,000	915,000
Venoco Inc 8.750% due 12/15/11	1,000,000	995,000

		8,891,250

Materials & Processing - 12.72%

Abitibi-Consolidated Inc (Canada) 7.750% due 06/15/11 †	2,000,000	2,020,000
Ainsworth Lumber Co Ltd (Canada) 7.240% due 10/01/10 §	2,000,000	2,005,000
7.250% due 10/01/12	2,000,000	1,915,000
Asia Aluminum Holdings Ltd (Bermuda) 8.000% due 12/23/11 ~	2,000,000	1,975,000
Berry Plastics Corp 10.750% due 07/15/12	2,500,000	2,740,625
Bowater Inc 6.500% due 06/15/13 †	3,000,000	2,977,500
Buckeye Technologies Inc 8.500% due 10/01/13	2,500,000	2,562,500
Cascades Inc (Canada) 7.250% due 02/15/13	1,000,000	982,500
Chaparral Steel Co 10.000% due 07/15/13 ~ #	1,500,000	1,515,000
Constar International Inc 6.643% due 02/15/12 ~ §	500,000	480,000
Crown European Holdings SA (France) 9.500% due 03/01/11	3,000,000	3,330,000
10.875% due 03/01/13	1,000,000	1,180,000
Equistar Chemicals LP 10.625% due 05/01/11	4,000,000	4,435,000
Freeport-McMoRan Copper & Gold Inc 6.875% due 02/01/14 †	3,000,000	2,940,000
10.125% due 02/01/10	2,000,000	2,235,000
Georgia-Pacific Corp 7.375% due 07/15/08 †	3,000,000	3,206,250
8.875% due 02/01/10	1,500,000	1,710,000
Gerdau Ameristeel Corp (Canada) 10.375% due 07/15/11	2,000,000	2,180,000
Graham Packaging Co Inc 8.500% due 10/15/12 ~	3,000,000	3,045,000
9.875% due 10/15/14 † ~	2,000,000	2,015,000
Graphic Packaging International Corp 8.500% due 08/15/11	2,000,000	2,070,000
Hercules Inc 6.750% due 10/15/29	2,000,000	1,950,000
Huntsman LLC 11.500% due 07/15/12	660,000	777,150
11.625% due 10/15/10	1,300,000	1,529,125
Jefferson Smurfit Corp 8.250% due 10/01/12	3,000,000	3,030,000
Lyondell Chemical Co 9.500% due 12/15/08	2,000,000	2,137,500
9.625% due 05/01/07	1,000,000	1,072,500
9.875% due 05/01/07	212,000	218,360
10.500% due 06/01/13	1,000,000	1,148,750
11.125% due 07/15/12	1,000,000	1,140,000
Methanex Corp (Canada) 8.750% due 08/15/12 †	2,000,000	2,297,500
Millar Western Forest Products Ltd (Canada) 7.750% due 11/15/13 †	1,000,000	942,500
Millennium America Inc 9.250% due 06/15/08 †	2,000,000	2,175,000
Mueller Group Inc 7.960% due 11/01/11 §	1,000,000	1,030,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal
	Amount	Value
Nalco Co 7.750% due 11/15/11 †	$1,000,000	$1,070,000
8.875% due 11/15/13 †	2,000,000	2,155,000
Neenah Paper Inc 7.375% due 11/15/14 ~	500,000	487,500
Nortek Inc 8.500% due 09/01/14	4,000,000	3,740,000
Nova Chemicals Corp (Canada) 6.500% due 01/15/12	2,000,000	1,950,000
Novelis Inc (Canada) 7.250% due 02/15/15 ~	2,000,000	2,017,500
Owens-Brockway Glass Containers Inc 6.750% due 12/01/14	1,000,000	1,016,250
7.750% due 05/15/11	2,500,000	2,668,750
8.250% due 05/15/13 †	2,000,000	2,182,500
8.750% due 11/15/12 †	2,000,000	2,215,000
8.875% due 02/15/09	3,000,000	3,202,500
PQ Corp 7.500% due 02/15/13 ~	1,000,000	987,500
Rhodia SA (France) 7.625% due 06/01/10 †	4,500,000	4,387,500
Silgan Holdings Inc 6.750% due 11/15/13	2,000,000	2,070,000
Sino-Forest Corp (Canada) 9.125% due 08/17/11 ~	3,000,000	3,292,500
Smurfit-Stone Container Enterprises Inc 8.375% due 07/01/12 †	1,500,000	1,522,500
Texas Industries Inc 7.250% due 07/15/13 ~ #	1,000,000	1,030,000
Trimas Corp 9.875% due 06/15/12	2,000,000	1,690,000
Valmont Industries Inc 6.875% due 05/01/14	1,000,000	1,005,000
Vedanta Resources PLC (United Kingdom) 6.625% due 02/22/10 † ~	3,000,000	2,963,742

		108,621,502

Multi-Industry - 0.66%

J.B. Poindexter & Co Inc 8.750% due 03/15/14	2,000,000	1,830,000
Sequa Corp 8.875% due 04/01/08	3,000,000	3,255,000
9.000% due 08/01/09 †	500,000	553,750

		5,638,750

Producer Durables - 6.71%

Alliant Techsystems Inc 8.500% due 05/15/11	2,500,000	2,681,250
American Tower Corp 7.125% due 10/15/12	2,500,000	2,656,250
7.500% due 05/01/12 †	2,000,000	2,145,000
American Towers Inc 7.250% due 12/01/11 †	1,500,000	1,590,000
Case New Holland Inc 6.000% due 06/01/09	1,000,000	965,000
9.250% due 08/01/11	3,000,000	3,165,000
Dresser Inc 9.375% due 04/15/11 †	4,000,000	4,230,000
Dresser-Rand Group Inc 7.375% due 11/01/14 ~	1,000,000	1,045,000
FIMEP SA (France) 10.500% due 02/15/13	1,000,000	1,145,000
Park-Ohio Industries Inc 8.375% due 11/15/14 † ~	2,000,000	1,795,000
Rayovac Corp 8.500% due 10/01/13	7,000,000	7,350,000
SBA Communications Corp 8.500% due 12/01/12	2,500,000	2,706,250
Standard Pacific Corp 9.500% due 09/15/10 †	2,500,000	2,650,000
Terex Corp 7.375% due 01/15/14	4,500,000	4,680,000
9.250% due 07/15/11	2,000,000	2,180,000
10.375% due 04/01/11	2,500,000	2,725,000
The Manitowoc Co Inc 7.125% due 11/01/13	1,000,000	1,050,000
10.500% due 08/01/12	812,000	921,620
TransDigm Inc 8.375% due 07/15/11 †	2,000,000	2,130,000
Vought Aircraft Industries Inc 8.000% due 07/15/11 †	2,000,000	1,990,000
Xerox Corp 6.875% due 08/15/11	3,000,000	3,195,000
7.125% due 06/15/10	3,000,000	3,206,250
7.625% due 06/15/13	1,000,000	1,081,250

		57,282,870

Technology - 3.09%

Amkor Technology Inc 9.250% due 02/15/08 †	3,000,000	2,895,000
Celestica Inc (Canada) 7.625% due 07/01/13 †	3,000,000	3,022,500
Freescale Semiconductor Inc 5.891% due 07/15/09 §	3,000,000	3,131,250
6.875% due 07/15/11	3,000,000	3,195,000
L-3 Communications Corp 6.125% due 07/15/13	2,000,000	2,020,000
7.625% due 06/15/12	2,500,000	2,675,000
Sanmina-SCI Corp 6.750% due 03/01/13 †	3,000,000	2,872,500
Solectron Corp 7.375% due 03/01/06 †	2,000,000	2,035,000
STATS ChipPAC Ltd (Singapore) 6.750% due 11/15/11 †	3,000,000	2,895,000
The Titan Corp 8.000% due 05/15/11 †	1,500,000	1,650,000

		26,391,250

Utilities - 15.47%

Allegheny Energy Supply Co LLC 8.250% due 04/15/12 † ~	142,000	159,750
AmeriGas Partners LP 7.250% due 05/20/15 ~	2,000,000	2,090,000
AT&T Corp 9.050% due 11/15/11	1,420,000	1,643,650
Cablevision Systems Corp 7.890% due 04/01/09 §	2,000,000	2,015,000
8.000% due 04/15/12 †	3,000,000	2,955,000
Cincinnati Bell Inc 7.000% due 02/15/15 ~	2,000,000	1,965,000
7.250% due 07/15/13 †	3,000,000	3,165,000
Citizens Communications Co 6.250% due 01/15/13 †	3,000,000	2,917,500
CMS Energy Corp 7.750% due 08/01/10 †	5,000,000	5,400,000
Dobson Cellular Systems 8.375% due 11/01/11	1,000,000	1,055,000
Ferrellgas Partners LP 8.750% due 06/15/12	3,500,000	3,517,500
Hawaiian Telcom Communications Inc 8.914% due 05/01/13 ~ §	4,000,000	4,140,000
9.750% due 05/01/13 † ~	2,000,000	2,130,000
Inergy LP 6.875% due 12/15/14 ~	3,000,000	2,932,500
Intelsat Bermuda Ltd (Bermuda) 7.805% due 01/15/12 ~ §	2,000,000	2,045,000
8.250% due 01/15/13 ~	1,500,000	1,556,250

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal
	Amount	Value
Kabel Deutschland GmbH (Germany) 10.625% due 07/01/14 ~	$3,000,000	$3,270,000
MCI Inc 7.688% due 05/01/09	3,000,000	3,131,250
Midwest Generation LLC 8.750% due 05/01/34	8,000,000	9,000,000
MSW Energy Holdings II LLC 7.375% due 09/01/10	2,000,000	2,060,000
National Waterworks Inc 10.500% due 12/01/12	1,000,000	1,130,000
Nevada Power Co 6.500% due 04/15/12	500,000	525,000
9.000% due 08/15/13	1,500,000	1,695,000
New Skies Satellites NV (Netherlands) 8.539% due 11/01/11 ~ §	3,000,000	3,075,000
9.125% due 11/01/12 † ~	1,000,000	997,500
Nextel Communications Inc 6.875% due 10/31/13	2,500,000	2,684,375
7.375% due 08/01/15	4,000,000	4,340,000
Nextel Partners Inc 8.125% due 07/01/11 †	5,000,000	5,450,000
PanAmSat Corp 9.000% due 08/15/14	3,900,000	4,275,375
Philippine Long Distance Telephone Co (Philippines) 11.375% due 05/15/12	1,500,000	1,815,000
Qwest Communications International Inc 7.250% due 02/15/11	5,000,000	4,862,500
7.500% due 02/15/14 †	2,000,000	1,902,500
Qwest Corp 6.671% due 06/15/13 ~ §	1,000,000	1,028,750
7.875% due 09/01/11 ~	6,000,000	6,285,000
9.125% due 03/15/12 ~	1,000,000	1,092,500
Rogers Cable Inc (Canada) 6.250% due 06/15/13	1,000,000	1,002,500
6.750% due 03/15/15 †	1,000,000	1,025,000
7.875% due 05/01/12	2,500,000	2,725,000
Rogers Wireless Communications Inc (Canada) 6.535% due 12/15/10 §	1,000,000	1,047,500
7.250% due 12/15/12 †	1,000,000	1,085,000
Rural Cellular Corp 8.250% due 03/15/12	1,000,000	1,050,000
9.875% due 02/01/10 †	2,500,000	2,593,750
Sierra Pacific Resources 8.625% due 03/15/14 †	3,000,000	3,330,000
TECO Energy Inc 7.500% due 06/15/10	3,000,000	3,285,000
The AES Corp 7.750% due 03/01/14	5,000,000	5,450,000
8.750% due 06/15/08	1,000,000	1,082,500
8.750% due 05/15/13 ~	4,000,000	4,490,000
8.875% due 02/15/11	1,412,000	1,581,440
9.000% due 05/15/15 ~	1,000,000	1,127,500
TXU Corp 5.550% due 11/15/14 ~	3,000,000	2,924,568

		132,106,658

Total Corporate Bonds & Notes (Cost $773,567,734)		796,265,706

CONVERTIBLE CORPORATE BONDS & NOTES - 0.65%

Energy - 0.13%

El Paso Corp 0.000% due 02/28/21	2,000,000	1,080,000

Technology - 0.28%

CommScope Inc 1.000% due 03/15/24	500,000	485,000
Electronics for Imaging Inc 1.500% due 06/01/23	500,000	494,375
Nortel Networks Corp (Canada) 4.250% due 09/01/08	500,000	468,750
Vishay Intertechnology Inc 3.625% due 08/01/23	1,000,000	961,250

		2,409,375

Utilities - 0.24%

Nextel Communications Inc 5.250% due 01/15/10	2,000,000	2,017,500

Total Convertible Corporate Bonds & Notes (Cost $5,242,234)		5,506,875

FOREIGN GOVERNMENT BONDS - 0.51%

Brazil ‘C’ Brady Bond (Brazil) 8.000% due 04/15/14 §	1,055,490	1,087,941
Republic of Brazil (Brazil) 9.250% due 10/22/10	2,000,000	2,235,000
Republic of Venezuela (Venezuela) 8.500% due 10/08/14 †	1,000,000	1,041,000

Total Foreign Government Bonds (Cost $3,796,831)		4,363,941

SHORT-TERM INVESTMENTS - 3.70%

Commercial Paper - 3.70%

Coca-Cola Enterprises Inc 3.170% due 07/13/05	2,200,000	2,197,675
Colgate-Palmolive Co 3.210% due 07/27/05	3,000,000	2,993,045
Gannett Co Inc 3.200% due 07/25/05	1,180,000	1,177,483
Pfizer Inc 3.170% due 07/05/05	5,075,000	5,073,212
Societe Generale North America Inc 3.270% due 07/08/05	4,300,000	4,297,266
The Coca-Cola Co 3.170% due 07/11/05	2,425,000	2,422,865
The Goldman Sachs Group Inc 3.150% due 07/01/05	3,000,000	3,000,000
Toyota Motor Credit Corp 3.140% due 07/12/05	4,000,000	3,996,162
UBS Finance DE LLC 3.250% due 07/07/05	3,195,000	3,193,269
Wal-Mart Stores Inc 3.100% due 07/06/05	3,250,000	3,248,601

		31,599,578

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal
	Amount	Value

Repurchase Agreement - 0.00%

State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $2,000; collateralized by U.S. Treasury Bonds 7.250% due 08/15/22 and market value $6,918)	$2,000	$2,000

Total Short-Term Investments (Cost $31,601,578)		31,601,578

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.94% (Cost $820,280,341)		845,007,832

	Shares
SECURITIES LENDING COLLATERAL - 14.76%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $126,073,122)	126,073,122	126,073,122

TOTAL INVESTMENTS - 113.70% (Cost $946,353,463)		971,080,954

OTHER ASSETS & LIABILITIES, NET - (13.70%)		(116,973,868)

NET ASSETS - 100.00%		$854,107,086

Notes to Schedule of Investments
(a)	As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	22.58%
Short-Term Investments & Securities Lending Collateral	18.46%
Utilities	15.76%
Materials & Processing	12.72%
Financial Services	12.15%
Energy	8.48%
Producer Durables	6.71%
Health Care	5.02%
Autos & Transportation	3.39%
Technology	3.37%
Consumer Staples	2.60%
Integrated Oils	1.04%
Multi-Industry	0.66%
Foreign Government Bonds	0.51%
Exchange Traded Funds	0.25%

113.70%
Other Assets & Liabilities, Net	(13.70%)

100.00%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
EQUITY INCOME PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 4.23%

Financial Services - 1.56%

Conseco Inc 5.500%	10,380	$285,450
Fortis Insurance NV 7.750% ~ (Netherlands)	181	198,195
Lehman Brothers Holdings Inc 6.250% †	7,750	196,462
MetLife Inc 6.375%	2,800	73,416
State Street Corp 6.750%	850	184,450
The Chubb Corp 7.000% †	4,800	152,448
The Hartford Financial Services Group Inc 6.000% †	9,000	609,120
The Hartford Financial Services Group Inc 7.000% †	13,310	921,052
The PMI Group Inc 5.875%	5,300	130,009

		2,750,602

Health Care - 0.03%

Baxter International Inc 7.000% †	870	48,102

Integrated Oils - 0.39%

Amerada Hess Corp 7.000%	7,553	692,081

Materials & Processing - 0.68%

Freeport-McMoRan Copper & Gold Inc 5.500% ~	70	64,811
Hercules Inc 6.500%	277	219,522
Huntsman Corp 5.000%	19,865	915,777

		1,200,110

Producer Durables - 1.37%

Xerox Corp 6.250%	20,307	2,417,751

Utilities - 0.20%

ONEOK Inc 8.500% †	8,575	341,714

Total Convertible Preferred Stocks (Cost $7,126,361)		7,450,360

COMMON STOCKS - 94.52%

Autos & Transportation - 2.21%

Autoliv Inc	1,760	77,088
Canadian National Railway Co (Canada)	9,889	570,101
Lear Corp	25,428	925,071
Norfolk Southern Corp	74,883	2,318,378

		3,890,638

Consumer Discretionary - 7.99%

AutoZone Inc * †	10,628	982,665
Cendant Corp	67,044	1,499,774
Harrah’s Entertainment Inc	1,663	119,852
Kimberly-Clark Corp	751	47,005
Liberty Media Corp ‘A’ *	120,300	1,225,857
Mattel Inc	38,526	705,026
McDonald’s Corp	88,858	2,465,810
News Corp ‘A’	21,732	351,624
Office Depot Inc *	88,820	2,028,649
R.R. Donnelley & Sons Co	1,280	44,173
Sears Holdings Corp *	3,641	545,677
Service Corp International	176,773	1,417,719
The Walt Disney Co	28,840	726,191
Whirlpool Corp	27,174	1,905,169

		14,065,191

Consumer Staples - 4.91%

Altria Group Inc	51,209	3,311,174
Coca-Cola Enterprises Inc	60,000	1,320,600
Colgate-Palmolive Co	2,075	103,563
General Mills Inc	22,190	1,038,270
Rite Aid Corp * †	74,665	312,100
SUPERVALU Inc	22,412	730,855
The Procter & Gamble Co	34,647	1,827,629

		8,644,191

Energy - 0.66%

Valero Energy Corp	14,743	1,166,319

Financial Services - 31.71%

ACE Ltd (Bermuda)	70,762	3,173,676
American International Group Inc	36,200	2,103,220
AXIS Capital Holdings Ltd † (Bermuda)	42,083	1,190,949
Bank of America Corp	146,107	6,663,940
Berkshire Hathaway Inc ‘B’ *	320	890,720
Capital One Financial Corp	19,191	1,535,472
CIGNA Corp	14,700	1,573,341
Citigroup Inc	171,914	7,947,584
Countrywide Financial Corp	19,803	764,594
Endurance Specialty Holdings Ltd (Bermuda)	5,200	196,664
Fannie Mae	28,008	1,635,667
Freddie Mac	48,723	3,178,201
JPMorgan Chase & Co	44,936	1,587,140
Lehman Brothers Holdings Inc	30,000	2,978,400
Merrill Lynch & Co Inc	14,739	810,792
MetLife Inc	10,549	474,072
Montpelier Re Holdings Ltd † (Bermuda)	9,672	334,458
Morgan Stanley	34,187	1,793,792
Providian Financial Corp *	70,200	1,237,626
State Street Corp	36,820	1,776,565
The Bank of New York Co Inc	16,850	484,943
The Chubb Corp	11,344	971,160
The PMI Group Inc †	9,600	374,208
The St. Paul Travelers Cos Inc	31,495	1,244,997
U.S. Bancorp	146,975	4,291,670
Wachovia Corp	54,600	2,708,160
Wells Fargo & Co	39,223	2,415,352
XL Capital Ltd ‘A’ (Bermuda)	19,737	1,468,828

		55,806,191

Health Care - 6.49%

Abbott Laboratories	31,784	1,557,734
Baxter International Inc	3,300	122,430
Bristol-Myers Squibb Co	6,097	152,303
Cardinal Health Inc	16,200	932,796
Eli Lilly & Co	2,700	150,417
Johnson & Johnson	22,842	1,484,730
Medco Health Solutions Inc *	11,200	597,632
Pfizer Inc	209,898	5,788,987
Wyeth	14,032	624,424

		11,411,453

Integrated Oils - 13.57%

Amerada Hess Corp	16,986	1,809,179
BP PLC ADR (United Kingdom)	10,329	644,323
Chevron Corp	116,936	6,539,061
Exxon Mobil Corp	158,700	9,120,489
Marathon Oil Corp	39,245	2,094,506
Occidental Petroleum Corp	12,400	953,932
Unocal Corp	41,659	2,709,918

		23,871,408

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
EQUITY INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
Materials & Processing - 4.65%

Alcoa Inc	49,666	$1,297,773
Avery Dennison Corp	3,348	177,310
Energizer Holdings Inc *	12,700	789,559
Freeport-McMoRan Copper & Gold Inc ‘B’ †	1,118	41,858
Huntsman Corp *	14,300	289,861
Masco Corp	106,624	3,386,378
Owens-Illinois Inc *	11,300	283,065
PPG Industries Inc	12,702	797,178
The Dow Chemical Co	5,323	237,033
The Sherwin-Williams Co	10,155	478,199
Weyerhaeuser Co	6,300	400,995

		8,179,209

Multi-Industry - 4.62%

General Electric Co	55,345	1,917,704
Honeywell International Inc	49,292	1,805,566
Tyco International Ltd (Bermuda)	151,050	4,410,660

		8,133,930

Producer Durables - 4.95%

Dover Corp	22,309	811,601
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	24,666	1,759,919
Lennar Corp ‘A’	12,835	814,381
Lockheed Martin Corp	38,660	2,507,874
Northrop Grumman Corp	17,002	939,361
Parker-Hannifin Corp	7,625	472,826
The Boeing Co	21,281	1,404,546

		8,710,508

Technology - 6.17%

Avnet Inc *	15,600	351,468
Freescale Semiconductor Inc ‘B’ *	705	14,932
Hewlett-Packard Co	147,152	3,459,544
Intel Corp	52,662	1,372,372
International Business Machines Corp	19,922	1,478,212
Microsoft Corp	28,462	706,996
Motorola Inc	28,900	527,714
Oracle Corp *	134,800	1,779,360
PerkinElmer Inc	33,369	630,674
Siebel Systems Inc †	59,517	529,701

		10,850,973

Utilities - 6.59%

BellSouth Corp	27,534	731,578
Dominion Resources Inc	16,061	1,178,717
DPL Inc	19,900	546,255
DTE Energy Co	2,434	113,838
Entergy Corp	21,300	1,609,215
Exelon Corp	19,713	1,011,868
FirstEnergy Corp	3,200	153,952
Nextel Communications Inc ‘A’ *	20,200	652,662
PG&E Corp †	50,000	1,877,000
PPL Corp	11,050	656,149
Progress Energy Inc	2,611	118,122
Public Service Enterprise Group Inc †	10,600	644,692
Sempra Energy	948	39,162
Sprint Corp	2,378	59,664
Verizon Communications Inc	50,071	1,729,953
Wisconsin Energy Corp	11,900	464,100

		11,586,927

Total Common Stocks (Cost $151,264,031)		166,316,938

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.68%

Repurchase Agreement - 1.68%

State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $2,955,181; collateralized by U.S. Treasury Bonds 7.250% due 05/15/16 and market value $3,019,553)	$2,955,000	2,955,000

Total Short-Term Investment (Cost $2,955,000)		2,955,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.43% (Cost $161,345,392)		176,722,298

	Shares
SECURITIES LENDING COLLATERAL - 4.48%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $7,889,277)	7,889,277	7,889,277

TOTAL INVESTMENTS - 104.91% (Cost $169,234,669)		184,611,575

OTHER ASSETS & LIABILITIES, NET - (4.91%)		(8,641,623)

NET ASSETS - 100.00%		$175,969,952

Note to Schedule of Investments
(a)	As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	33.27%
Integrated Oils	13.96%
Consumer Discretionary	7.99%
Utilities	6.79%
Health Care	6.52%
Producer Durables	6.32%
Technology	6.17%
Short-Term Investment & Securities Lending Collateral	6.16%
Materials & Processing	5.33%
Consumer Staples	4.91%
Multi-Industry	4.62%
Autos & Transportation	2.21%
Energy	0.66%

104.91%
Other Assets & Liabilities, Net	(4.91%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.26%

Consumer Discretionary - 15.30%

EchoStar Communications Corp ‘A’	473,278	$14,269,332
J.C. Penney Co Inc	374,300	19,680,694
Kimberly-Clark Corp	299,800	18,764,482
Liberty Global Inc ‘A’ * †	113,400	5,292,378
Liberty Media Corp ‘A’ *	2,325,000	23,691,750
McDonald’s Corp	1,104,800	30,658,200
Newell Rubbermaid Inc †	768,400	18,318,656
News Corp ‘B’ †	2,278,100	38,408,766
Target Corp	308,700	16,796,367
Time Warner Inc *	1,638,600	27,381,006
Viacom Inc ‘B’ †	507,700	16,256,554
Wal-Mart Stores Inc	361,900	17,443,580
Waste Management Inc	517,000	14,651,780

		261,613,545

Consumer Staples - 6.03%

Altria Group Inc	909,400	58,801,804
Sara Lee Corp †	797,800	15,804,418
The Kroger Co *	1,494,600	28,442,238

		103,048,460

Energy - 3.25%

El Paso Corp †	1,081,900	12,463,488
ENSCO International Inc	806,000	28,814,500
Nabors Industries Ltd * † (Bermuda)	236,000	14,306,320

		55,584,308

Financial Services - 29.91%

American Express Co	458,500	24,405,955
American International Group Inc	631,200	36,672,720
Bank of America Corp	1,365,800	62,294,138
Capital One Financial Corp	465,500	37,244,655
Comerica Inc	300,600	17,374,680
Equity Office Properties Trust	760,000	25,156,000
Equity Residential †	637,200	23,461,704
Freddie Mac †	443,500	28,929,505
JPMorgan Chase & Co	614,100	21,690,012
Loews Corp	315,900	24,482,250
MBNA Corp	392,900	10,278,264
Merrill Lynch & Co Inc	613,800	33,765,138
Morgan Stanley	225,100	11,810,997
The Bank of New York Co Inc †	378,500	10,893,230
The Chubb Corp †	228,000	19,519,080
The Goldman Sachs Group Inc †	212,400	21,669,048
The St. Paul Travelers Cos Inc	271,300	10,724,489
U.S. Bancorp †	816,200	23,833,040
Wachovia Corp	523,500	25,965,600
Washington Mutual Inc	406,900	16,556,761
Wells Fargo & Co	399,100	24,576,578

		511,303,844

Health Care - 5.74%

Aetna Inc	67,500	5,590,350
Guidant Corp	135,300	9,105,690
Johnson & Johnson	321,000	20,865,000
Novartis AG ADR † (Switzerland)	363,200	17,230,208
Pfizer Inc	762,400	21,026,992
Sanofi-Aventis ADR (France)	594,900	24,384,951

		98,203,191

Integrated Oils - 7.89%

BP PLC ADR (United Kingdom)	282,000	17,591,160
GlobalSantaFe Corp †	466,600	19,037,280
Marathon Oil Corp †	517,900	27,640,323
Nexen Inc (Canada)	71,187	2,161,237
Royal Dutch Petroleum Co ‘NY’ (Netherlands)	288,300	18,710,670
Suncor Energy Inc (Canada)	137,900	6,525,428
Total SA ADR † (France)	369,600	43,187,760

		134,853,858

Materials & Processing - 2.03%

Air Products & Chemicals Inc	276,800	16,691,040
Avery Dennison Corp †	341,300	18,075,248

		34,766,288

Multi-Industry - 1.00%

Honeywell International Inc	178,900	6,553,107
Textron Inc	137,900	10,459,715

		17,012,822

Producer Durables - 6.36%

Lexmark International Inc ‘A’ *	278,100	18,029,223
Lockheed Martin Corp	495,500	32,143,085
The Boeing Co	527,800	34,834,800
United Technologies Corp	461,500	23,698,025

		108,705,133

Technology - 9.40%

Comverse Technology Inc * †	639,300	15,119,445
Hewlett-Packard Co	88,100	2,071,231
International Business Machines Corp	223,100	16,554,020
Maxim Integrated Products Inc	223,300	8,532,293
Microsoft Corp	1,358,300	33,740,172
Nokia OYJ ADR † (Finland)	1,996,000	33,213,440
Nortel Networks Corp * † (Canada)	8,020,100	20,932,461
Raytheon Co †	516,700	20,213,304
Solectron Corp *	2,710,400	10,272,416

		160,648,782

Utilities - 10.35%

Alltel Corp †	397,200	24,737,616
AT&T Corp	479,400	9,127,776
Comcast Corp ‘A’ * †	913,000	28,029,100
Nextel Communications Inc ‘A’ *	1,236,400	39,948,084
SBC Communications Inc †	1,011,400	24,020,750
Sempra Energy †	444,300	18,354,033
SES GLOBAL SA FDR (Luxembourg)	511,500	7,691,925
Sprint Corp †	369,200	9,263,228
Verizon Communications Inc	457,200	15,796,260

		176,968,772

Total Common Stocks (Cost $1,576,745,903)		1,662,709,003

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 2.31%

Repurchase Agreement - 2.31%

Greenwich Capital Markets 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $39,545,417; collateralized by Freddie Mac (U.S. Govt Agency Issue) 2.625% due 07/21/06 and market value $41,970,023)	$39,543,000	$39,543,000

Total Short-Term Investment (Cost $39,543,000)		39,543,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.57% (Cost $1,616,288,903)		1,702,252,003

	Shares
SECURITIES LENDING COLLATERAL - 11.39%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $194,770,456)	194,770,456	194,770,456

TOTAL INVESTMENTS - 110.96% (Cost $1,811,059,359)		1,897,022,459

OTHER ASSETS & LIABILITIES, NET - (10.96%)		(187,431,352)

NET ASSETS - 100.00%		$1,709,591,107

Note to Schedule of Investments
(a)	As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	29.91%
Consumer Discretionary	15.30%
Short-Term Investment & Securities Lending Collateral	13.70%
Utilities	10.35%
Technology	9.40%
Integrated Oils	7.89%
Producer Durables	6.36%
Consumer Staples	6.03%
Health Care	5.74%
Energy	3.25%
Materials & Processing	2.03%
Multi-Industry	1.00%

110.96%
Other Assets & Liabilities, Net	(10.96%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.33%

Integrated Oils - 0.33%

Petroleo Brasileiro SA ADR ‘A’ (Brazil)	59,800	$2,753,192

Total Preferred Stocks (Cost $2,510,216)		2,753,192

COMMON STOCKS - 91.27%

Autos & Transportation - 0.30%

Southwest Airlines Co †	177,700	2,475,361

Consumer Discretionary - 14.13%

Best Buy Co Inc	50,900	3,489,195
Clear Channel Communications Inc †	520,400	16,095,972
Eastman Kodak Co †	156,900	4,212,765
Federated Department Stores Inc †	59,000	4,323,520
Jones Apparel Group Inc	191,000	5,928,640
Kimberly-Clark Corp	245,100	15,340,809
Liberty Media Corp ‘A’ *	1,120,000	11,412,800
Mattel Inc	243,100	4,448,730
McDonald’s Corp	112,100	3,110,775
The May Department Stores Co	98,800	3,967,808
The Walt Disney Co	500,600	12,605,108
Time Warner Inc *	608,800	10,173,048
Viacom Inc ‘B’	268,100	8,584,562
Wal-Mart Stores Inc	277,500	13,375,500

		117,069,232

Consumer Staples - 6.51%

Altria Group Inc	260,600	16,850,396
Kraft Foods Inc ‘A’	335,400	10,669,074
The Coca-Cola Co	247,600	10,337,300
Unilever NV ‘NY’ (Netherlands)	247,100	16,019,493

		53,876,263

Energy - 2.21%

Halliburton Co	382,500	18,291,150

Financial Services - 24.37%

Aflac Inc	50,500	2,185,640
Ambac Financial Group Inc	58,200	4,060,032
American International Group Inc	95,100	5,525,310
Assurant Inc	48,500	1,750,850
Bank of America Corp	559,500	25,518,795
Berkshire Hathaway Inc ‘B’ *	878	2,443,913
Capital One Financial Corp	14,000	1,120,140
Citigroup Inc	449,800	20,794,254
Fannie Mae	49,400	2,884,960
First Data Corp	89,900	3,608,586
Freddie Mac	508,200	33,149,886
Genworth Financial Inc ‘A’ †	125,300	3,787,819
JPMorgan Chase & Co	188,300	6,650,756
Lehman Brothers Holdings Inc	39,600	3,931,488
Merrill Lynch & Co Inc	100,400	5,523,004
MetLife Inc	87,000	3,909,780
RenaissanceRe Holdings Ltd † (Bermuda)	10,700	526,868
SunGard Data Systems Inc *	118,200	4,157,094
SunTrust Banks Inc	15,800	1,141,392
The Bank of New York Co Inc	219,800	6,325,844
The Chubb Corp	184,800	15,820,728
The Hartford Financial Services Group Inc	28,300	2,116,274
The PNC Financial Services Group Inc	195,500	10,646,930
The St. Paul Travelers Cos Inc	89,460	3,536,354
Torchmark Corp	119,700	6,248,340
Wachovia Corp	115,953	5,751,269
Wells Fargo & Co	304,200	18,732,636

		201,848,942

Health Care - 14.74%

AmerisourceBergen Corp †	114,000	7,883,100
Bristol-Myers Squibb Co	1,109,100	27,705,318
GlaxoSmithKline PLC ADR (United Kingdom)	807,700	39,181,527
Pfizer Inc	419,000	11,556,020
Roche Holding AG ADR † (Switzerland)	188,100	11,907,670
Sanofi-Aventis ADR † (France)	134,700	5,521,353
Schering-Plough Corp	438,300	8,353,998
Wyeth	224,900	10,008,050

		122,117,036

Integrated Oils - 2.51%

ConocoPhillips	78,200	4,495,718
GlobalSantaFe Corp †	100,600	4,104,480
Petroleo Brasileiro SA ADR † (Brazil)	8,800	458,744
Schlumberger Ltd	27,500	2,088,350
Total SA ADR (France)	82,400	9,628,440

		20,775,732

Materials & Processing - 10.59%

Alcoa Inc	569,600	14,883,648
E.I. du Pont de Nemours & Co	354,300	15,238,443
Georgia-Pacific Corp	611,820	19,455,876
International Paper Co	845,317	25,537,027
Rohm & Haas Co †	120,100	5,565,434
The Dow Chemical Co	158,500	7,058,005

		87,738,433

Producer Durables - 0.64%

Cognex Corp †	55,100	1,443,069
Credence Systems Corp * †	122,900	1,112,245
Lexmark International Inc ‘A’ *	36,000	2,333,880
Novellus Systems Inc *	14,800	365,708

		5,254,902

Technology - 3.10%

Affiliated Computer Services Inc ‘A’ *	127,500	6,515,250
Check Point Software Technologies Ltd * (Israel)	26,300	520,740
Cisco Systems Inc *	142,200	2,717,442
Flextronics International Ltd * † (Singapore)	143,400	1,894,314
Hewlett-Packard Co	234,800	5,520,148
Intel Corp	22,600	588,956
International Business Machines Corp	31,800	2,359,560
Jabil Circuit Inc *	8,000	245,840
Microsoft Corp	107,700	2,675,268
Nokia OYJ ADR (Finland)	78,700	1,309,568
Telefonaktiebolaget LM Ericsson ADR † (Sweden)	41,800	1,335,510

		25,682,596

Utilities - 12.17%

American Electric Power Co Inc	181,200	6,680,844
Constellation Energy Group Inc	123,600	7,130,484
Dominion Resources Inc †	92,700	6,803,253
FirstEnergy Corp	187,600	9,025,436
Public Service Enterprise Group Inc †	81,800	4,975,076
SBC Communications Inc	1,004,000	23,845,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
Sprint Corp	671,500	$16,847,935
Verizon Communications Inc	737,100	25,466,805

		100,774,833

Total Common Stocks (Cost $701,426,157)		755,904,480

	Principal
	Amount
CORPORATE BONDS - 0.00%

Consumer Discretionary - 0.00%

Ames Department Stores Inc 10.000% due 04/15/06 + ¤	$125,000	—

Total Corporate Bonds (Cost $60,245)		—

SHORT-TERM INVESTMENTS - 8.40%

U.S. Government Agency Issue - 8.40%

Federal Home Loan Bank 2.600% due 07/01/05	69,594,000	69,594,000

Repurchase Agreement - 0.00%

State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $8,000; collateralized by U.S. Treasury Bonds 7.250% due 08/15/22 and market value $13,836)	8,000	8,000

Total Short-Term Investments (Cost $69,602,000)		69,602,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.00% (Cost $773,598,618)		828,259,672

	Shares
SECURITIES LENDING COLLATERAL - 4.70%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $38,953,004)	38,953,004	38,953,004

TOTAL INVESTMENTS - 104.70% (Cost $812,551,622)		867,212,676

OTHER ASSETS & LIABILITIES, NET - (4.70%)		(38,944,954)

NET ASSETS - 100.00%		$828,267,722

Notes to Schedule of Investments
(a)	As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	24.37%
Health Care	14.74%
Consumer Discretionary	14.13%
Short-Term Investments & Securities Lending Collateral	13.10%
Utilities	12.17%
Materials & Processing	10.59%
Consumer Staples	6.51%
Technology	3.10%
Integrated Oils	2.84%
Energy	2.21%
Producer Durables	0.64%
Autos & Transportation	0.30%

104.70%
Other Assets & Liabilities, Net	(4.70%)

100.00%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.26%

Autos & Transportation - 5.36%

C.H. Robinson Worldwide Inc	75,200	$4,376,640
Expeditors International of Washington Inc	43,600	2,171,716
Harley-Davidson Inc	67,100	3,328,160
Polaris Industries Inc †	38,900	2,100,600

		11,977,116

Consumer Discretionary - 44.84%

Activision Inc *	125,333	2,070,501
Amazon.com Inc *	87,900	2,907,732
Bed Bath & Beyond Inc *	50,700	2,118,246
BJ’s Wholesale Club Inc *	107,600	3,495,924
Career Education Corp *	58,100	2,127,041
Chico’s FAS Inc *	63,420	2,174,038
ChoicePoint Inc *	56,000	2,242,800
Dolby Laboratories Inc ‘A’ *	86,719	1,913,021
Fisher Scientific International Inc *	25,264	1,639,634
Getty Images Inc * †	88,744	6,590,129
International Game Technology †	185,180	5,212,817
International Speedway Corp ‘A’	28,200	1,586,532
Iron Mountain Inc * †	108,780	3,374,356
ITT Educational Services Inc *	48,200	2,574,844
Lamar Advertising Co ‘A’ *	101,900	4,358,263
Laureate Education Inc * †	44,700	2,139,342
Monster Worldwide Inc *	176,800	5,070,624
NetEase.com Inc ADR * † (China)	28,000	1,599,080
P.F. Chang’s China Bistro Inc * †	56,360	3,324,113
Penn National Gaming Inc *	74,100	2,704,650
SCP Pool Corp †	62,300	2,186,107
Shanda Interactive Entertainment Ltd ADR * † (China)	59,700	2,196,363
SINA Corp * † (China)	55,600	1,551,240
Station Casinos Inc	96,300	6,394,320
Strayer Education Inc †	47,900	4,131,854
The Cheesecake Factory Inc * †	98,850	3,433,060
The Corporate Executive Board Co	119,200	9,336,936
Tractor Supply Co * †	45,500	2,234,050
Univision Communications Inc ‘A’ *	56,900	1,567,595
Urban Outfitters Inc *	47,800	2,709,782
Weight Watchers International Inc * †	43,200	2,229,552
Wynn Resorts Ltd * †	63,800	3,015,826

		100,210,372

Financial Services - 10.40%

Ameritrade Holding Corp * †	129,200	2,401,828
Calamos Asset Management Inc ‘A’	137,291	3,739,807
CB Richard Ellis Group Inc ‘A’ *	55,100	2,416,686
Chicago Mercantile Exchange Holdings Inc †	20,680	6,110,940
Global Payments Inc †	33,000	2,237,400
Moody’s Corp	2,200	98,912
Plum Creek Timber Co Inc	86,800	3,150,840
White Mountains Insurance Group Ltd †	4,885	3,081,946

		23,238,359

Health Care - 10.69%

Affymetrix Inc * †	32,300	1,741,939
Dade Behring Holdings Inc	47,600	3,094,476
Gen-Probe Inc * †	66,700	2,416,541
INAMED Corp *	25,800	1,727,826
Kinetic Concepts Inc *	38,484	2,309,040
Patterson Cos Inc *	69,812	3,147,125
St. Jude Medical Inc *	64,800	2,825,928
Stericycle Inc * †	65,852	3,313,673
The Cooper Cos Inc †	21,200	1,290,232
VCA Antech Inc * †	83,200	2,017,600

		23,884,380

Integrated Oils - 3.78%

Ultra Petroleum Corp * †	277,960	8,438,866

Materials & Processing - 6.01%

Cameco Corp (Canada)	80,900	3,620,275
Monsanto Co	33,100	2,080,997
Rinker Group Ltd ADR † (Australia)	63,300	3,360,597
Sealed Air Corp *	43,450	2,163,375
The St. Joe Co	27,100	2,209,734

		13,434,978

Multi-Industry - 1.47%

Brascan Corp ‘A’ (Canada)	85,928	3,279,012

Producer Durables - 4.33%

Crown Castle International Corp * †	253,338	5,147,828
NVR Inc *	5,592	4,529,520

		9,677,348

Technology - 7.38%

Akamai Technologies Inc * †	134,000	1,759,420
Marvell Technology Group Ltd * (Bermuda)	86,500	3,290,460
Network Appliance Inc *	74,300	2,100,461
Red Hat Inc * †	174,000	2,279,400
salesforce.com inc * †	176,800	3,620,864
Tessera Technologies Inc * †	103,100	3,444,571

		16,495,176

Utilities - 4.00%

NII Holdings Inc * †	101,020	6,459,219
Questar Corp	37,800	2,491,020

		8,950,239

Total Common Stocks (Cost $191,115,376)		219,585,846

	Principal
	Amount
SHORT-TERM INVESTMENTS - 2.13%

U.S. Government Agency Issue - 2.13%

Federal Home Loan Bank
2.600% due 07/01/05	$4,768,000	4,768,000

Repurchase Agreement - 0.00%

State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $2,000; collateralized by U.S. Treasury Bonds 7.250% due 08/15/22 and market value $6,918)	2,000	2,000

Total Short-Term Investments (Cost $4,770,000)		4,770,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.39% (Cost $195,885,376)		224,355,846

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 24.21%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $54,107,329)	54,107,329	$54,107,329

TOTAL INVESTMENTS - 124.60% (Cost $249,992,705)		278,463,175

OTHER ASSETS & LIABILITIES, NET - (24.60%)		(54,974,137)

NET ASSETS - 100.00%		$223,489,038

Notes to Schedule of Investments
(a)	As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	44.84%
Short-Term Investments & Securities Lending Collateral	26.34%
Health Care	10.69%
Financial Services	10.40%
Technology	7.38%
Materials & Processing	6.01%
Autos & Transportation	5.36%
Producer Durables	4.33%
Utilities	4.00%
Integrated Oils	3.78%
Multi-Industry	1.47%

124.60%
Other Assets & Liabilities, Net	(24.60%)

100.00%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.10%

Financial Services - 0.10%

Simon Property Group Inc 6.000%	13,335	$826,770

Total Convertible Preferred Stocks (Cost $716,756)		826,770

COMMON STOCKS - 98.27%

Consumer Discretionary - 8.82%

Hilton Hotels Corp	1,261,232	30,080,383
Interstate Hotels & Resorts Inc * †	169,001	829,795
Lodgian Inc * †	151,800	1,558,986
Starwood Hotels & Resorts Worldwide Inc	630,923	36,953,160

		69,422,324

Financial Services - 88.30%

Acadia Realty Trust †	214,760	4,005,274
AMB Property Corp †	544,010	23,626,354
American Campus Communities Inc † #	124,570	2,825,248
AMLI Residential Properties Trust †	158,600	4,957,836
Apartment Investment & Management Co ‘A’	30,880	1,263,610
Archstone-Smith Trust	888,650	34,319,663
Arden Realty Inc †	461,655	16,610,347
AvalonBay Communities Inc †	502,945	40,637,956
Boston Properties Inc †	532,030	37,242,100
Brandywine Realty Trust †	222,620	6,823,303
BRE Properties Inc ‘A’ †	137,495	5,754,166
Brookfield Properties Corp (Canada)	1,485,600	42,785,280
Capital Automotive REIT †	31,800	1,213,806
Catellus Development Corp †	312,700	10,256,560
Correctional Properties Trust †	95,080	2,690,764
Developers Diversified Realty Corp †	50,635	2,327,185
Equity Lifestyle Properties Inc †	281,130	11,177,729
Equity Office Properties Trust	658,935	21,810,748
Equity Residential †	494,370	18,202,703
Essex Property Trust Inc †	166,360	13,817,862
Federal Realty Investment Trust †	444,570	26,229,630
Gables Residential Trust †	54,580	2,359,493
General Growth Properties Inc †	217,015	8,917,146
Health Care Property Investors Inc	96,500	2,609,360
Heritage Property Investment Trust Inc †	131,455	4,603,554
Highwoods Properties Inc †	33,300	991,008
Host Marriott Corp †	1,768,300	30,945,250
Kilroy Realty Corp †	9,260	439,757
LTC Properties Inc †	67,700	1,401,390
Mack-Cali Realty Corp †	359,500	16,285,350
MeriStar Hospitality Corp * †	574,525	4,940,915
Omega Healthcare Investors Inc †	366,410	4,712,033
Pan Pacific Retail Properties Inc	22,515	1,494,546
Post Properties Inc †	417,250	15,066,898
Prentiss Properties Trust †	54,700	1,993,268
ProLogis	218,738	8,802,017
PS Business Parks Inc CA †	162,450	7,220,903
Public Storage Inc †	406,329	25,700,309
Ramco-Gershenson Properties Trust	7,700	225,456
Reckson Associates Realty Corp †	532,035	17,849,774
Regency Centers Corp †	465,550	26,629,460
Senior Housing Properties Trust †	704,700	13,325,877
Shurgard Storage Centers Inc ‘A’ †	368,270	16,925,689
Simon Property Group Inc †	1,007,850	73,059,047
SL Green Realty Corp †	231,820	14,952,390
Spirit Finance Corp †	242,500	2,849,375
Taubman Centers Inc †	352,845	12,028,486
The Macerich Co	346,920	23,260,986
Trizec Properties Inc †	247,250	5,085,932
Ventas Inc †	37,115	1,120,873
Vornado Realty Trust †	254,280	20,444,112
Windrose Medical Properties Trust	8,500	119,255

		694,938,033

Health Care - 0.00%

Sunrise Senior Living REIT (Canada)	200	2,050

Materials & Processing - 1.15%

Forest City Enterprises Inc ‘A’	126,900	9,009,900

Total Common Stocks (Cost $514,255,078)		773,372,307

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.76%

Repurchase Agreement - 1.76%

State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $13,841,846; collateralized by U.S. Treasury Bonds 7.250% due 05/15/16 and market value $14,119,148)	$13,841,000	13,841,000

Total Short-Term Investment (Cost $13,841,000)		13,841,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.13% (Cost $528,812,834)		788,040,077

	Shares
SECURITIES LENDING COLLATERAL - 23.64%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $186,056,856)	186,056,856	186,056,856

TOTAL INVESTMENTS - 123.77% (Cost $714,869,690)		974,096,933

OTHER ASSETS & LIABILITIES, NET - (23.77%)		(187,096,321)

NET ASSETS - 100.00%		$787,000,612

Note to Schedule of Investments
(a)	As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	88.40%
Short-Term Investment & Securities Lending Collateral	25.40%
Consumer Discretionary	8.82%
Materials & Processing	1.15%

123.77%
Other Assets & Liabilities, Net	(23.77%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
VN SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.88%

Autos & Transportation - 5.04%

Arlington Tankers Ltd † (Bermuda)	35,525	$774,090
Genesee & Wyoming Inc ‘A’ * †	34,175	929,901
Landstar System Inc *	6,050	182,226
Monaco Coach Corp †	34,625	595,204

		2,481,421

Consumer Discretionary - 18.03%

AMERCO * †	13,050	698,827
Consolidated Graphics Inc *	15,075	614,608
Dollar Thrifty Automotive Group Inc *	22,325	847,903
Journal Register Co * †	34,525	604,533
K2 Inc * †	60,925	772,529
Monro Muffler Brake Inc * †	18,175	536,344
Regis Corp	19,200	750,336
Strayer Education Inc	1,575	135,860
Team Inc *	33,025	710,038
The Yankee Candle Co Inc	19,025	610,702
Triarc Cos Inc ‘B’ †	64,125	952,898
United Auto Group Inc †	29,800	888,040
Zale Corp *	23,600	747,884

		8,870,502

Energy - 9.37%

Comstock Resources Inc * †	34,950	883,885
Equitable Resources Inc	12,125	824,500
Oil States International Inc *	38,375	965,899
Petrohawk Energy Corp * †	21,900	236,520
Universal Compression Holdings Inc * †	25,375	919,590
Whiting Petroleum Corp * †	21,525	781,573

		4,611,967

Financial Services - 25.43%

Allmerica Financial Corp *	17,675	655,565
American Financial Realty Trust †	34,200	525,996
Ashford Hospitality Trust Inc †	88,675	957,690
CB Richard Ellis Group Inc ‘A’ *	21,100	925,446
City Holding Co †	800	29,216
Financial Federal Corp †	13,325	514,878
HCC Insurance Holdings Inc †	30,525	1,155,982
Healthcare Realty Trust Inc †	16,425	634,169
Highland Hospitality Corp †	56,875	594,344
Hilb Rogal & Hobbs Co †	23,875	821,300
La Quinta Corp *	39,675	370,168
MB Financial Inc †	11,725	467,007
MCG Capital Corp †	43,125	736,575
McGrath RentCorp	28,000	663,600
Provident Bankshares Corp	21,025	670,908
Raymond James Financial Inc	33,175	937,194
Redwood Trust Inc	8,800	454,080
Republic Bancorp Inc MI †	60,675	908,911
WesBanco Inc †	16,150	484,823

		12,507,852

Health Care - 6.52%

Healthcare Services Group Inc †	24,600	493,968
Invacare Corp †	17,100	758,556
Pediatrix Medical Group Inc *	12,350	908,219
Triad Hospitals Inc *	19,175	1,047,722

		3,208,465

Integrated Oils - 1.15%

GMX Resources Inc * †	16,975	244,270
Ultra Petroleum Corp * †	10,600	321,816

		566,086

Materials & Processing - 8.15%

Corn Products International Inc †	21,125	501,930
Gibraltar Industries Inc †	26,725	495,482
Gold Kist Inc * †	14,300	308,594
Jacuzzi Brands Inc * †	86,225	925,194
U.S. Concrete Inc * †	87,700	567,419
Watsco Inc †	14,375	612,375
York International Corp	15,725	597,550

		4,008,544

Producer Durables - 9.29%

Alliant Techsystems Inc *	12,000	847,200
ATMI Inc * †	17,450	506,224
Briggs & Stratton Corp †	21,325	738,272
Esterline Technologies Corp *	13,475	540,078
Moog Inc ‘A’ * †	12,425	391,263
MTS Systems Corp	23,250	780,735
Nordson Corp †	22,325	765,301

		4,569,073

Technology - 3.25%

DRS Technologies Inc †	19,550	1,002,524
The Reynolds & Reynolds Co ‘A’ †	22,050	596,012

		1,598,536

Utilities - 2.65%

Southwestern Energy Co * †	11,600	544,968
Westar Energy Inc †	31,575	758,747

		1,303,715

Total Common Stocks (Cost $41,388,419)		43,726,161

EXCHANGE TRADED FUND - 4.94%

iShares Russell 2000 Value Index Fund †	37,875	2,429,681

Total Exchange Traded Fund (Cost $2,311,125)		2,429,681

	Principal
	Amount
SHORT-TERM INVESTMENT - 11.58%

Repurchase Agreement - 11.58%

State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $5,695,348; collateralized by U.S. Treasury Bonds 8.125% due 05/15/21 and market value $5,814,376)	$5,695,000	5,695,000

Total Short-Term Investment (Cost $5,695,000)		5,695,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 105.40% (Cost $49,394,544)		51,850,842

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
VN SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 25.65%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $12,616,924)	12,616,924	$12,616,924

TOTAL INVESTMENTS - 131.05% (Cost $62,011,468)		64,467,766

OTHER ASSETS & LIABILITIES, NET - (31.05%)		(15,273,061)

NET ASSETS - 100.00%		$49,194,705

Note to Schedule of Investments
(a)	As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investment & Securities Lending Collateral	37.23%
Financial Services	25.43%
Consumer Discretionary	18.03%
Energy	9.37%
Producer Durables	9.29%
Materials & Processing	8.15%
Health Care	6.52%
Autos & Transportation	5.04%
Exchange Traded Fund	4.94%
Technology	3.25%
Utilities	2.65%
Integrated Oils	1.15%

131.05%
Other Assets & Liabilities, Net	(31.05%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
MASTER FUND - 99.88%

American Funds Insurance Series® Growth-Income Fund - Class 2	16,012,610	$581,417,856

TOTAL INVESTMENTS - 99.88% (Cost $569,660,964)		581,417,856

OTHER ASSETS & LIABILITIES, NET - 0.12%		695,705

NET ASSETS - 100.00%		$582,113,561

Note to Schedule of Investments
(a)	As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Master Fund	99.88%
Other Assets & Liabilities, Net	0.12%

100.00%

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
MASTER FUND - 99.92%

American Funds Insurance Series® Growth Fund - Class 2	14,340,572	$755,748,156

TOTAL INVESTMENTS - 99.92% (Cost $722,471,929)		755,748,156

OTHER ASSETS & LIABILITIES, NET - 0.08%		568,153

NET ASSETS - 100.00%		$756,316,309

Note to Schedule of Investments
(a)	As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Master Fund	99.92%
Other Assets & Liabilities, Net	0.08%

100.00%

American Funds Growth-Income and American Funds Growth Portfolios (the “Feeder Portfolios”) invest substantially all of their assets in Class 2 shares of American Funds Growth-Income Fund and American Funds Growth Fund, respectively, (each a “Master Fund” collectively the “Master Funds”). Each Master Fund is a series of American Funds Insurance Series, an open-ended investment company that has the same investment objectives as the Feeder Portfolios. The financial statements of the Master Funds, including the Schedule of Investments, are provided separately and should be read with the Feeder Portfolios’ financial statements.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-86

PACIFIC SELECT FUND
Explanation of Symbols and Terms
Schedule of Investments
June 30, 2005 (Unaudited)

Explanation of Symbols for Schedules of Investments

*	Non-income producing securities.

†	Securities (or a portion of securities) on loan as of June 30, 2005.

‡	Securities were fully/partially segregated with the custodian to cover margin requirements for open futures contracts as of June 30, 2005.

+	Securities were fair valued under procedures established by the Fund’s Board of Trustees.

r	Rate shown reflects 7-day yield as of June 30, 2005.

~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities may be sold to “qualified institutional buyers” in transactions exempt from registration pursuant to Rule 144A of the 1933 Act.

¯	Restricted Securities. These securities are not registered, and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.

#	Securities purchased on a when-issued or delayed-delivery basis.

"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities. The rate listed is as of June 30, 2005.

¤	Securities were in default.

±	Securities are grouped by coupon rate and represent a range of maturities.

++	A portion of this security is subject to call/put options written.

☐	Securities were fully/partially segregated with the custodian as collateral for swap contracts as of June 30, 2005.

Explanation of Terms for Schedules of Investments
Currency Abbreviations:

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Eurodollar
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
SKK	Slovakian Koruna
TWD	Taiwan Dollar
Other Abbreviations:

ADR	American Depositary Receipt
CBOE	Chicago Board of Options Exchange
CBOT	Chicago Board of Trade
CDI	CHESS (Clearing House Electronic Sub-register System) Depository Interest
CME	Chicago Mercantile Exchange
EUX	Eurex Deutschland Exchange
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
HSI	Hong Kong Stock Exchange
IO	Interest Only
LI	London Stock Exchange
LIBOR	London Interbank Offered Rate
NCD	Non Convertible Debentures
‘NY’	New York Shares
NYSE	New York Stock Exchange
OTC	Over the Counter
PO	Principal Only
TSE	Toronto Stock Exchange

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2005 (Unaudited)
(In thousands, except per share amounts)

	Blue	Aggressive	Financial	Diversified			Short Duration	Concentrated
	Chip	Growth	Services	Research	Equity	Technology	Bond	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio (1)

ASSETS
Investments and repurchase agreements, at value	$1,071,003	$93,878	$86,469	$1,147,443	$349,781	$108,351	$1,532,005	$60,262
Cash (2)	—	247	3	1	1	15	2,901	1
Receivables:
Dividends and interest	767	12	90	881	122	35	8,205	25
Fund shares sold	694	4	10	1,603	57	3	1,152	76
Securities sold	7,360	1,101	520	3,279	57	1,904	—	632
Other	8	—	—	2	5	—	2	—

Total Assets	1,079,832	95,242	87,092	1,153,209	350,023	110,308	1,544,265	60,996

LIABILITIES
Payable upon return of securities loaned	58,887	14,640	7,660	118,410	34,235	21,194	160,946	2,605
Payables:
Fund shares redeemed	24	338	67	57	176	84	17	90
Securities purchased	—	1,728	—	1,976	922	2,699	18,000	493
Due to custodian	9	—	—	—	—	1	—	—
Variation margin	213	—	—	—	—	—	313	—
Accrued advisory fees	801	61	72	765	171	80	665	50
Accrued custodian and portfolio accounting fees	45	23	5	58	42	10	62	7
Accrued deferred trustee compensation and retirement benefits	67	4	6	25	25	5	49	4
Accrued other	43	7	3	57	18	4	54	6
Outstanding options written, at value	17	27	—	—	—	—	—	—

Total Liabilities	60,106	16,828	7,813	121,348	35,589	24,077	180,106	3,255

NET ASSETS	$1,019,726	$78,414	$79,279	$1,031,861	$314,434	$86,231	$1,364,159	$57,741

NET ASSETS CONSIST OF:
Paid-in capital	$1,065,896	$78,593	$70,157	$967,191	$724,314	$114,278	$1,395,755	$149,063
Undistributed/accumulated net investment income (loss)	3,782	(89)	507	1,970	419	(305)	(1,335)	(42)
Undistributed/accumulated net realized gain (loss)	(78,625)	(1,218)	3,627	(17,420)	(418,904)	(33,614)	(23,292)	(91,577)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	28,673	1,128	4,988	80,120	8,605	5,872	(6,969)	297

NET ASSETS	$1,019,726	$78,414	$79,279	$1,031,861	$314,434	$86,231	$1,364,159	$57,741

Shares outstanding, $.001 par value (unlimited shares authorized)	133,793	8,941	7,567	88,961	17,926	18,751	140,106	13,579

Net Asset Value Per Share	$7.62	$8.77	$10.48	$11.60	$17.54	$4.60	$9.74	$4.25

Investments and repurchase agreements, at cost	$1,041,932	$92,764	$81,481	$1,067,325	$341,179	$102,479	$1,537,452	$59,963
Repurchase agreements, at value	47,126	5,725	2,228	24,766	10,317	4,387	59,440	171
Securities on loan, at value	57,136	14,337	7,423	114,849	33,095	20,805	157,909	2,548
Premium received from outstanding options written	43	41	—	—	—	—	—	—

(1)	Formerly named I-Net Tollkeeper Portfolio.

(2)	Includes margin deposits segregated for futures contracts in the Short Duration Bond Portfolio of $2,900.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2005 (Unaudited)
(In thousands, except per share amounts)

	Growth	Focused	Health	Mid-Cap	International	Capital	International	Equity
	LT	30	Sciences	Value	Value	Opportunities	Large-Cap	Index
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments and repurchase agreements, at value	$1,568,056	$128,988	$156,767	$2,707,984	$2,073,800	$103,408	$2,902,035	$2,194,985
Cash (1)	—	1	36	—	—	—	—	2,920
Foreign currency held, at value	108	—	3	—	2,324	—	2,117	—
Receivables:
Dividends and interest	892	29	70	1,845	3,349	74	2,640	2,550
Fund shares sold	72	539	8	1,828	1,005	2	2,072	148
Securities sold	1,713	161	33	17,940	—	724	16,941	—
Other	13	—	1	40	—	7	7	—
Forward foreign currency contracts appreciation	3,365	—	—	—	—	—	—	—

Total Assets	1,574,219	129,718	156,918	2,729,637	2,080,478	104,215	2,925,812	2,200,603

LIABILITIES
Payable upon return of securities loaned	93,725	24,476	30,300	274,731	371,041	8,823	590,509	65,782
Payables:
Fund shares redeemed	1,353	—	94	169	18	98	—	226
Securities purchased	4,183	1,678	—	17,208	—	229	—	—
Due to custodian	150	—	—	—	—	—	155	—
Variation margin	—	—	—	—	—	—	—	186
Accrued advisory fees	922	78	111	1,669	1,193	64	2,004	444
Accrued custodian and portfolio accounting fees	93	18	18	120	281	12	361	114
Accrued deferred trustee compensation and retirement benefits	103	4	7	72	93	15	67	100
Accrued other	63	8	7	119	85	5	112	103
Forward foreign currency contracts depreciation	277	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	123	—

Total Liabilities	100,869	26,262	30,537	294,088	372,711	9,246	593,331	66,955

NET ASSETS	$1,473,350	$103,456	$126,381	$2,435,549	$1,707,767	$94,969	$2,332,481	$2,133,648

NET ASSETS CONSIST OF:
Paid-in capital	$2,744,015	$103,466	$114,707	$2,127,540	$1,566,050	$101,780	$2,151,818	$2,112,520
Undistributed/accumulated net investment income (loss)	6,128	696	(155)	4,667	29,874	772	19,162	13,842
Undistributed/accumulated net realized gain (loss)	(1,543,316)	(13,374)	(6)	138,300	(162,234)	(11,428)	(22,825)	17,439
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	266,523	12,668	11,835	165,042	274,077	3,845	184,326	(10,153)

NET ASSETS	$1,473,350	$103,456	$126,381	$2,435,549	$1,707,767	$94,969	$2,332,481	$2,133,648

Shares outstanding, $.001 par value (unlimited shares authorized)	77,810	12,088	12,919	143,448	116,916	11,125	303,414	75,160

Net Asset Value Per Share	$18.94	$8.56	$9.78	$16.98	$14.61	$8.54	$7.69	$28.39

Investments and repurchase agreements, at cost	$1,309,509	$116,325	$144,931	$2,542,940	$1,799,615	$99,562	$2,719,822	$2,204,538
Repurchase agreements, at value	3	69	—	62,580	71,792	62	—	24,587
Securities on loan, at value	89,619	23,816	29,515	268,967	353,031	8,519	559,806	63,539
Foreign currency held, at cost	108	—	5	—	2,321	—	2,074	—

(1)	Includes margin deposits segregated for futures contracts in the Equity Index Portfolio of $2,920.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2005 (Unaudited)
(In thousands, except per share amounts)

	Small-Cap	Fasciano	Small-Cap	Multi-	Main Street	Emerging	Managed	Inflation
	Index	Small Equity	Value	Strategy	Core	Markets	Bond	Managed
ASSETS	Portfolio	Portfolio (1)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investments and repurchase agreements, at value	$1,670,902	$627,216	$575,865	$726,495	$1,838,273	$998,504	$5,132,698	$5,098,650
Cash (2)	4,055	1	1	101	33	868	1,554	—
Foreign currency held, at value	—	—	—	16	12	5,027	45,692	794
Deposits with brokers for securities sold short	—	—	—	—	—	—	927,066	86,335
Receivables:
Dividends and interest	1,235	212	591	2,797	2,131	2,659	29,293	12,188
Fund shares sold	120	244	1,148	22	595	1,373	2,429	1,602
Securities sold	4,818	252	1,474	29,292	3,555	19,783	186,574	131,663
Swap agreements	—	—	—	—	—	—	9,237	1,515
Variation margin	—	—	—	24	—	—	1,554	154
Other	—	7	—	—	—	—	—	9
Swap appreciation	—	—	—	—	—	—	2,460	10,203
Forward foreign currency contracts appreciation	—	—	—	—	—	—	3,321	20

Total Assets	1,681,130	627,932	579,079	758,747	1,844,599	1,028,214	6,341,878	5,343,133

LIABILITIES
Payable upon return of securities loaned	387,146	127,971	118,511	44,668	59,099	78,907	462,008	4,815
Payables:
Fund shares redeemed	550	27	36	210	160	55	93	64
Securities purchased	3,131	750	—	114,130	1,602	8,295	1,594,610	2,607,867
Swap agreements	—	—	—	—	—	—	35,554	9,587
Securities sold short, at value	—	—	—	—	—	—	929,709	86,115
Due to custodian	1,173	—	—	—	—	11,093	—	31,893
Variation margin	121	—	—	—	—	—	—	—
Accrued advisory fees	522	323	350	321	954	743	1,609	1,267
Accrued custodian and portfolio accounting fees	66	35	23	43	123	457	185	146
Accrued deferred trustee compensation and retirement benefits	66	17	18	38	70	20	169	106
Accrued foreign capital gains tax	—	—	—	—	—	844	—	—
Accrued other	65	23	41	30	85	93	150	130
Outstanding options written, at value	—	—	—	19	—	—	1,974	454
Forward foreign currency contracts depreciation	—	—	—	—	—	—	3,999	1,044
Swap depreciation	—	—	—	—	—	—	11,457	125
Other liabilities	—	—	—	16	—	35	122	182

Total Liabilities	392,840	129,146	118,979	159,475	62,093	100,542	3,041,639	2,743,795

NET ASSETS	$1,288,290	$498,786	$460,100	$599,272	$1,782,506	$927,672	$3,300,239	$2,599,338

NET ASSETS CONSIST OF:
Paid-in capital	$1,227,175	$576,084	$330,328	$575,723	$1,969,603	$677,759	$3,272,833	$2,571,976
Undistributed net investment income	5,223	660	4,033	6,077	9,184	8,969	2,456	1,669
Undistributed/accumulated net realized gain (loss)	(63,743)	(99,183)	56,171	(45,004)	(273,069)	27,825	(8,711)	12,833
Net unrealized appreciation on investments and assets and liabilities in foreign currencies	119,635	21,225	69,568	62,476	76,788	213,119	33,661	12,860

NET ASSETS	$1,288,290	$498,786	$460,100	$599,272	$1,782,506	$927,672	$3,300,239	$2,599,338

Shares outstanding, $.001 par value (unlimited shares authorized)	94,859	47,452	30,431	36,111	88,351	65,115	298,367	222,491

Net Asset Value Per Share	$13.58	$10.51	$15.12	$16.60	$20.18	$14.25	$11.06	$11.68

Investments and repurchase agreements, at cost	$1,552,381	$605,989	$506,297	$664,321	$1,761,484	$784,621	$5,098,194	$5,092,333
Repurchase agreements, at value	56,290	62,179	27,673	23,060	17,393	—	50,289	708,604
Securities on loan, at value	375,025	123,423	115,177	43,260	57,821	76,362	453,390	4,719
Foreign currency held, at cost	—	—	—	16	12	5,038	45,670	821
Proceeds from securities sold short	—	—	—	—	—	—	927,066	86,335
Proceeds received from written options	—	—	—	67	—	—	8,102	578

(1)	Formerly named Aggressive Equity Portfolio.

(2)	Includes margin deposits segregated for futures contracts in the Small-Cap Index Portfolio of $4,055.
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2005 (Unaudited)
(In thousands, except per share amounts)

	Money	High Yield	Equity	Large-Cap		Mid-Cap	Real	VN Small-Cap
	Market	Bond	Income	Value	Comstock	Growth	Estate	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio(1)

ASSETS
Investments and repurchase agreements, at value	$955,874	$971,081	$184,612	$1,897,022	$867,213	$278,463	$974,097	$64,468
Cash	—	—	4	—	—	1	—	—
Receivables:
Dividends and interest	894	15,427	248	3,939	1,491	98	2,771	78
Fund shares sold	139	148	286	309	95	1	158	50
Securities sold	—	3,279	1,719	11,808	357	3,475	1,002	—
Other	—	22	—	10	—	—	—	—

Total Assets	956,907	$989,957	186,869	1,913,088	869,156	282,038	978,028	64,596

LIABILITIES
Payable upon return of securities loaned	—	126,073	7,889	194,770	38,953	54,107	186,057	12,617
Payables:
Fund shares redeemed	1,104	33	33	52	65	490	179	—
Securities purchased	—	8,706	2,802	7,234	1,117	3,750	3,962	2,741
Due to custodian	—	505	—	—	—	—	18	—
Variation margin	—	—	—	1	—	—	—	—
Accrued advisory fees	272	416	139	1,189	640	164	697	37
Accrued custodian and portfolio accounting fees	43	36	15	73	49	18	45	2
Accrued deferred trustee compensation and retirement benefits	81	48	10	109	24	10	30	—
Accrued other	39	31	11	69	40	10	39	4
Other liabilities	—	2	—	—	—	—	—	—

Total Liabilities	1,539	135,850	10,899	203,497	40,888	58,549	191,027	15,401

NET ASSETS	$955,368	$854,107	$175,970	$1,709,591	$828,268	$223,489	$787,001	$49,195

NET ASSETS CONSIST OF:
Paid-in capital	$955,392	$983,154	$141,582	$1,525,946	$737,464	$218,736	$486,372	$46,539
Undistributed/accumulated net investment income (loss)	(24)	461	1,562	16,810	6,506	(445)	9,241	72
Undistributed/accumulated net realized gain (loss)	—	(154,233)	17,449	80,873	29,636	(23,272)	32,161	128
Net unrealized appreciation on investments and assets and liabilities in foreign currencies	—	24,725	15,377	85,962	54,662	28,470	259,227	2,456

NET ASSETS	$955,368	$854,107	$175,970	$1,709,591	$828,268	$223,489	$787,001	$49,195

Shares outstanding, $.001 par value (unlimited shares authorized)	94,735	123,328	15,218	135,939	84,057	31,824	35,796	4,566

Net Asset Value Per Share	$10.08	$6.93	$11.56	$12.58	$9.85	$7.02	$21.99	$10.77

Investments and repurchase agreements, at cost	$955,874	$946,353	$169,235	$1,811,059	$812,552	$249,993	$714,870	$62,011
Repurchase agreements, at value	12	2	2,955	39,543	8	2	13,841	5,695
Securities on loan, at value	—	123,704	7,679	191,810	38,096	52,682	182,497	12,283

(1)	Operations commenced on May 2, 2005.
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2005 (Unaudited)
(In thousands, except per share amounts)

	American Funds	American Funds
	Growth-Income	Growth
	Portfolio (1)	Portfolio (1)

ASSETS
Investments in American Funds Master Funds, at value	$581,418	$755,748
Receivables:
Fund shares sold	907	853

Total Assets	582,325	756,601

LIABILITIES
Payables:
Fund shares redeemed	9	25
Accrued advisory fees	174	226
Accrued custodian and portfolio accounting fees	5	6
Accrued deferred trustee compensation and retirement benefits	1	1
Accrued other	22	27

Total Liabilities	211	285

NET ASSETS	$582,114	$756,316

NET ASSETS CONSIST OF:
Paid-in capital	567,124	721,725
Undistributed net investment income	1,169	963
Undistributed net realized gain	2,064	352
Net unrealized appreciation on investments	11,757	33,276

NET ASSETS	$582,114	$756,316

Shares outstanding, $.001 par value (unlimited shares authorized)	56,090	70,889

Net Asset Value Per Share	$10.38	$10.67

Investments in American Funds Master Funds, at cost	$569,661	$722,472

(1)	Operations commenced on May 2, 2005 (See Note 1 to Financial Statements regarding the master-feeder fund structure).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2005 (Unaudited)
(In thousands)

	Blue	Aggressive	Financial	Diversified			Short Duration	Concentrated
	Chip	Growth	Services	Research	Equity	Technology	Bond	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio (1)

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$10,729	$247	$960	$5,045	$1,509	$149	$—	$246
Interest	1,007	57	34	257	87	30	23,060	8
Securities lending	10	4	1	37	11	28	154	3
Other	—	—	—	—	—	1	—	—

Total Investment Income	11,746	308	995	5,339	1,607	208	23,214	257

EXPENSES
Advisory fees	7,759	372	463	3,146	1,063	454	4,320	290
Custodian fees and expenses	22	22	3	11	41	11	21	4
Portfolio accounting fees	114	9	10	76	30	11	122	8
Printing expenses	35	2	2	21	8	2	35	3
Postage and mailing expenses	11	1	1	7	3	1	12	2
Legal and audit fees	25	1	2	17	6	2	27	1
Trustees’ fees and expenses	22	1	1	13	5	1	23	1
Interest expense	7	1	1	1	2	—	2	1
Other	31	4	2	26	8	2	32	2

Total Expenses	8,026	413	485	3,318	1,166	484	4,594	312
Custodian Credits	(2)	—	—	—	—	—	(5)	—
Recaptured Commissions	(119)	(22)	(4)	(19)	(52)	(11)	(2)	(16)
Advisory Fee Waiver (2)	(2)	—	—	(2)	(1)	—	(3)	—

Net Expenses	7,903	391	481	3,297	1,113	473	4,584	296

NET INVESTMENT INCOME (LOSS)	3,843	(83)	514	2,042	494	(265)	18,630	(39)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security, swap and forward transactions	64,147	5,665	4,786	9,790	27,392	7,117	(1,131)	5,014
Futures contracts and written option transactions	10,163	82	—	91	—	—	(5,447)	—
Foreign currency transactions	39	—	(1)	—	—	(5)	—	—

Net Realized Gain (Loss)	74,349	5,747	4,785	9,881	27,392	7,112	(6,578)	5,014

Change in net unrealized appreciation (depreciation) on:
Investment securities, swaps and forwards	(147,616)	(6,763)	(8,269)	(10,152)	(40,401)	(8,433)	(887)	(7,678)
Futures contracts and written options	(573)	28	—	—	—	—	(1)	—
Foreign currencies	—	—	—	—	—	(1)	—	—

Change in Net Unrealized Depreciation	(148,189)	(6,735)	(8,269)	(10,152)	(40,401)	(8,434)	(888)	(7,678)

NET LOSS	(73,840)	(988)	(3,484)	(271)	(13,009)	(1,322)	(7,466)	(2,664)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($69,997)	($1,071)	($2,970)	$1,771	($12,515)	($1,587)	$11,164	($2,703)

Foreign taxes withheld on dividends	$—	$—	$—	$87	$—	$8	$—	$—

(1)	Formerly named I-Net Tollkeeper Portfolio.

(2)	Effective May 1, 2005, Pacific Life waived a portion of its advisory fees for all portfolios pursuant to the Advisory Fee Reduction Program (See Note 3 to Financial Statements). The advisory fee waivers for the Aggressive Growth, Financial Services, Technology, and Concentrated Growth Portfolios in full dollars were $145, $166, $175, and $112, respectively.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2005 (Unaudited)
(In thousands)

	Growth	Focused	Health	Mid-Cap	International	Capital	International	Equity
	LT	30	Sciences	Value	Value	Opportunities	Large-Cap	Index
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$8,050	$1,139	$481	$11,324	$37,143	$1,796	$28,885	$16,350
Interest	783	54	49	608	866	139	808	171
Securities lending	130	8	15	108	1,168	32	733	29

Total Investment Income	8,963	1,201	545	12,040	39,177	1,967	30,426	16,550

EXPENSES
Advisory fees	6,210	458	649	7,834	8,473	1,137	10,307	2,228
Custodian fees and expenses	80	18	17	17	417	27	456	30
Portfolio accounting fees	135	12	14	181	159	19	183	171
Printing expenses	39	2	3	52	47	5	53	47
Postage and mailing expenses	13	1	1	18	16	2	19	17
Legal and audit fees	30	2	2	42	36	3	42	39
Trustees’ fees and expenses	26	2	2	34	30	3	34	32
Interest expense	2	1	1	3	2	1	2	3
Other	38	6	4	48	44	6	51	44

Total Expenses	6,573	502	693	8,229	9,224	1,203	11,147	2,611
Custodian Credits	—	—	—	—	—	—	(2)	—
Recaptured Commissions	(104)	—	(17)	(297)	(19)	(24)	(137)	—
Advisory Fee Waiver (1)	(3)	—	—	(5)	(4)	—	(5)	(4)

Net Expenses	6,466	502	676	7,927	9,201	1,179	11,003	2,607

NET INVESTMENT INCOME (LOSS)	2,497	699	(131)	4,113	29,976	788	19,423	13,943

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security, swap and forward transactions	100,823	6,519	982	143,850	81,803	12,356	30,461	23,122
Futures contracts and written option transactions	2,789	—	2	(1,479)	8,678	4,131	(796)	208
Foreign currency transactions	(3,294)	10	(12)	—	(2,781)	(4)	391	—

Net Realized Gain	100,318	6,529	972	142,371	87,700	16,483	30,056	23,330

Change in net unrealized appreciation (depreciation) on:
Investment securities, swaps and forwards	(156,479)	(3,473)	2,184	(84,809)	(133,998)	(33,236)	(96,473)	(41,644)
Futures contracts and written options	—	—	—	—	—	—	—	(1,085)
Foreign currencies	7,992	(3)	(3)	—	(215)	—	(400)	—

Change in Net Unrealized Appreciation	(148,487)	(3,476)	2,181	(84,809)	(134,213)	(33,236)	(96,873)	(42,729)

NET GAIN (LOSS)	(48,169)	3,053	3,153	57,562	(46,513)	(16,753)	(66,817)	(19,399)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($45,672)	$3,752	$3,022	$61,675	($16,537)	($15,965)	($47,394)	($5,456)

Foreign taxes withheld on dividends	$496	$63	$10	$—	$5,419	$23	$4,113	$—

(1)	Effective May 1, 2005, Pacific Life waived a portion of its advisory fees for all portfolios pursuant to the Advisory Fee Reduction Program (See Note 3 to Financial Statements). The advisory fee waivers for the Focused 30, Health Sciences, and Capital Opportunities Portfolios in full dollars were $201, $253, and $289, respectively.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2005 (Unaudited)
(In thousands)

	Small-Cap	Fasciano	Small-Cap	Multi-	Main Street	Emerging	Managed	Inflation
	Index	Small Equity	Value	Strategy	Core	Markets	Bond	Managed
	Portfolio	Portfolio (1)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$6,982	$1,403	$5,838	$2,345	$14,259	$13,441	$146	$—
Interest	581	442	445	5,856	171	90	57,916	36,020
Securities lending	512	109	75	27	57	49	137	1
Other	5	—	—	1	—	—	8	3

Total Investment Income	8,080	1,954	6,358	8,229	14,487	13,580	58,207	36,024

EXPENSES
Advisory fees	3,147	1,273	2,736	1,956	4,859	3,758	9,390	7,340
Custodian fees and expenses	11	20	9	23	75	624	102	54
Portfolio accounting fees	111	37	46	60	140	75	278	213
Printing expenses	33	9	13	14	40	21	77	62
Postage and mailing expenses	11	4	5	5	14	8	28	22
Legal and audit fees	25	9	10	12	32	16	62	48
Trustees’ fees and expenses	20	6	8	10	26	13	51	40
Interest expense	3	1	1	4	2	42	13	9
Other	30	10	12	15	38	40	76	61

Total Expenses	3,391	1,369	2,840	2,099	5,226	4,597	10,077	7,849
Custodian Credits	(1)	(1)	—	(1)	—	(1)	—	(5)
Recaptured Commissions	—	(55)	(5)	—	—	—	—	(9)
Advisory Fee Waiver	(3)	(1)	(1)	(1)	(4)	(2)	(7)	(5)

Net Expenses	3,387	1,312	2,834	2,097	5,222	4,594	10,070	7,830

NET INVESTMENT INCOME	4,693	642	3,524	6,132	9,265	8,986	48,137	28,194
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security, swap and forward transactions (2)	50,022	26,846	50,125	21,093	17,862	66,810	(28,459)	56,594
Closed short positions	—	—	—	—	—	—	(4,306)	(2,970)
Futures contracts and written option transactions	(2,515)	(2,206)	6,046	1,004	293	—	41,388	7,408
Foreign currency transactions	—	—	—	(27)	2	(435)	15,651	12

Net Realized Gain	47,507	24,640	56,171	22,070	18,157	66,375	24,274	61,044

Change in net unrealized appreciation (depreciation) on:
Investment securities, swaps and forwards (3)	(72,983)	(22,044)	(41,304)	(19,975)	(26,616)	(9,411)	22,380	(24,441)
Short positions	—	—	—	—	—	—	(1,773)	784
Futures contracts and written options	(201)	—	—	(113)	—	—	(4,777)	102
Foreign currencies	—	—	—	(15)	—	(125)	(4,676)	(1,107)

Change in Net Unrealized Appreciation (Depreciation)	(73,184)	(22,044)	(41,304)	(20,103)	(26,616)	(9,536)	11,154	(24,662)

NET GAIN (LOSS)	(25,677)	2,596	14,867	1,967	(8,459)	56,839	35,428	36,382

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($20,984)	$3,238	$18,391	$8,099	$806	$65,825	$83,565	$64,576

Foreign taxes withheld on dividends	$2	$4	$51	$54	$13	$1,029	$—	$—

(1)	Formerly named Aggressive Equity Portfolio.

(2)	Realized gains on investment security transactions for the Emerging Markets Portfolio are net of foreign capital gains tax withheld of $264.

(3)	Change in net unrealized depreciation on investment securities for the Emerging Markets Portfolio is net of decrease in deferred foreign capital gains tax of $365.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2005 (Unaudited)
(In thousands)

	Money	High Yield	Equity	Large-Cap		Mid-Cap	Real	VN Small-Cap
	Market	Bond	Income	Value	Comstock	Growth	Estate	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio (1)

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$—	$158	$2,603	$25,311	$9,624	$501	$10,976	$119
Interest	13,848	31,088	62	1,760	806	48	124	21
Securities lending	—	91	3	313	43	52	23	—
Other	—	706	—	—	—	—	—	—

Total Investment Income	13,848	32,043	2,668	27,384	10,473	601	11,123	140

EXPENSES
Advisory fees	1,750	2,477	1,061	10,413	3,781	977	3,916	61
Custodian fees and expenses	14	15	18	32	21	16	15	—
Portfolio accounting fees	86	78	20	176	71	22	65	2
Printing expenses	24	20	5	53	20	5	19	1
Postage and mailing expenses	8	7	2	18	7	2	6	—
Legal and audit fees	21	16	4	40	16	4	14	—
Trustees’ fees and expenses	16	13	3	34	13	3	12	—
Interest expense	1	7	1	2	1	1	1	—
Offering expenses	—	—	—	—	—	—	—	3
Other	23	21	7	48	19	5	17	1

Total Expenses	1,943	2,654	1,121	10,816	3,949	1,035	4,065	68
Custodian Credits	(3)	(2)	—	(1)	—	—	—	—
Recaptured Commissions	—	(22)	(29)	(157)	—	—	—	—
Advisory Fee Waiver (2)	(2)	(2)	—	(4)	(2)	—	(2)	—

Net Expenses	1,938	2,628	1,092	10,654	3,947	1,035	4,063	68

NET INVESTMENT INCOME (LOSS)	11,910	29,415	1,576	16,730	6,526	(434)	7,060	72

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security, swap and forward transactions	—	2,035	19,289	144,005	29,914	16,225	33,162	67
Futures contracts and written option transactions	—	—	751	13,577	—	—	—	61
Foreign currency transactions	—	(52)	—	3	—	—	—	—

Net Realized Gain	—	1,983	20,040	157,585	29,914	16,225	33,162	128

Change in net unrealized appreciation (depreciation) on:
Investment securities, swaps and forwards	—	(28,099)	(21,948)	(219,937)	(43,654)	(10,058)	16,229	2,456
Futures contracts and written options	—	—	—	—	—	—	—	—
Foreign currencies	—	(4)	—	(1)	—	—	—	—

Change in Net Unrealized Appreciation (Depreciation)	—	(28,103)	(21,948)	(219,938)	(43,654)	(10,058)	16,229	2,456

NET GAIN (LOSS)	—	(26,120)	(1,908)	(62,353)	(13,740)	6,167	49,391	2,584

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,910	$3,295	($332)	($45,623)	($7,214)	$5,733	$56,451	$2,656

Foreign taxes withheld on dividends	$—	$—	$1	$499	$209	$6	$41	$—

(1)	Operations commenced on May 2, 2005.

(2)	Effective May 1, 2005 Pacific Life waived a portion of its advisory fees for all portfolios pursuant to the Advisory Fee Reduction Program (See Note 3 to Financial Statements). The advisory fee waivers for the Equity Income, Mid-Cap Growth, and VN Small-Cap Value Portfolios in full dollars were $393, $447, and $81, respectively.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2005 (Unaudited)
(In thousands)

	American Funds	American Funds
	Growth-Income	Growth
	Portfolio (1)	Portfolio (1)

INVESTMENT INCOME
Net Investment Income Allocated from American Funds Master Funds:
Dividends	$1,513	$1,600
Interest	406	379
Expenses (Net) (2)	(431)	(609)

Net Investment Income Allocated from American Funds Master Funds	1,488	1,370

EXPENSES
Advisory fees	771	990
Portfolio accounting fees	5	6
Printing expenses	4	5
Postage and mailing expenses	1	2
Legal and audit fees	4	5
Trustees’ fees and expenses	3	3
Offering expenses	7	7
Other	4	5

Total Expenses	799	1,023
Advisory Fee Waivers (3)	(480)	(616)

Net Expenses	319	407

TOTAL NET INVESTMENT INCOME	1,169	963

REALIZED AND UNREALIZED GAIN (LOSS)
(Allocated from American Funds Master Funds)
Net realized gain on Investment security transactions	2,064	352
Change in net unrealized appreciation on investment securities	11,757	33,276

Net Gain Allocated from American Funds Master Funds	13,821	33,628

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,990	$34,591

(1)	Operations commenced on May 2, 2005 (See Note 1, 2B, and 2E regarding the master-feeder fund structure).

(2)	Total expenses allocated from American Funds Master Funds for the American Funds Growth-Income and American Funds Growth Portfolios are net of $24 and $36 of expenses waived by the American Funds Growth-Income and American Funds Growth Funds, respectively.

(3)	Pacific Life has limited its total advisory fee to 0.36% for the American Funds Growth-Income and American Funds Growth Portfolios, and waived a portion of its advisory fees for all portfolios pursuant to the Advisory Fee Reduction Program effective May 1, 2005 (See Note 3 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004
	Blue Chip Portfolio		Aggressive Growth Portfolio		Financial Services Portfolio		Diversified Research Portfolio

OPERATIONS
Net investment income (loss)	$3,843	$11,267	($83)	($448)	$514	$864	$2,042	$3,205
Net realized gain	74,349	12,383	5,747	12,983	4,785	7,887	9,881	8,435
Change in net unrealized appreciation (depreciation)	(148,189)	63,601	(6,735)	(4,068)	(8,269)	(524)	(10,152)	43,923

Net Increase (Decrease) in Net Assets Resulting from Operations	(69,997)	87,251	(1,071)	8,467	(2,970)	8,227	1,771	55,563

Net Equalization Credits (Debits)	(4,201)	3,123	—	—	(84)	(105)	2,503	614

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders (2)	(84)	(11,293)	—	—	(596)	(830)	—	(3,243)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	222,280	704,423	16,763	30,713	6,109	24,763	488,766	197,394
Dividend and distribution reinvestments	83	11,252	—	—	592	827	—	3,231
Cost of shares repurchased	(1,004,419)	(25,573)	(25,279)	(20,485)	(22,120)	(34,679)	(43,054)	(72,314)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(782,056)	690,102	(8,516)	10,228	(15,419)	(9,089)	445,712	128,311

NET INCREASE (DECREASE) IN NET ASSETS	(856,338)	769,183	(9,587)	18,695	(19,069)	(1,797)	449,986	181,245

NET ASSETS
Beginning of Period/Year	1,876,064	1,106,881	88,001	69,306	98,348	100,145	581,875	400,630

End of Period/Year	$1,019,726	$1,876,064	$78,414	$88,001	$79,279	$98,348	$1,031,861	$581,875

Undistributed/Accumulated Net Investment Income (Loss)	$3,782	$23	($89)	($454)	$507	$124	$1,970	($46)

	Equity Portfolio		Technology Portfolio		Short Duration Bond Portfolio		Concentrated Growth Portfolio (3)

OPERATIONS
Net investment income (loss)	$494	$2,731	($265)	($546)	$18,630	$24,967	($39)	($237)
Net realized gain (loss)	27,392	624	7,112	8,968	(6,578)	(7,009)	5,014	2,466
Change in net unrealized appreciation (depreciation)	(40,401)	13,719	(8,434)	(6,440)	(888)	(5,339)	(7,678)	4,130

Net Increase (Decrease) in Net Assets Resulting from Operations	(12,515)	17,074	(1,587)	1,982	11,164	12,619	(2,703)	6,359

Net Equalization Credits (Debits)	(23)	(146)	—	—	(58)	1,899	—	—

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(105)	(2,737)	—	—	(20,195)	(30,035)	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	7,664	36,304	21,995	38,028	238,037	592,715	13,281	21,857
Dividend and distribution reinvestments	105	2,737	—	—	20,137	29,957	—	—
Cost of shares repurchased	(41,354)	(117,278)	(32,254)	(65,977)	(293,861)	(90,119)	(15,278)	(36,822)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(33,585)	(78,237)	(10,259)	(27,949)	(35,687)	532,553	(1,997)	(14,965)

NET INCREASE (DECREASE) IN NET ASSETS	(46,228)	(64,046)	(11,846)	(25,967)	(44,776)	517,036	(4,700)	(8,606)

NET ASSETS
Beginning of Period/Year	360,662	424,708	98,077	124,044	1,408,935	891,899	62,441	71,047

End of Period/Year	$314,434	$360,662	$86,231	$98,077	$1,364,159	$1,408,935	$57,741	$62,441

Undistributed/Accumulated Net Investment Income (Loss)	$419	$29	($305)	($585)	($1,335)	($4,836)	($42)	($247)

(1)	Unaudited;

(2)	The distribution amount for the Diversified Research Portfolio included $78 of tax basis return of capital;

(3)	Formerly named I-Net Tollkeeper Portfolio.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004
	Growth LT Portfolio		Focused 30 Portfolio		Health Sciences Portfolio		Mid-Cap Value Portfolio

OPERATIONS
Net investment income (loss)	$2,497	$5,145	$699	$130	($131)	($331)	$4,113	$5,503
Net realized gain	100,318	81,818	6,529	8,531	972	15,618	142,371	222,915
Change in net unrealized appreciation (depreciation)	(148,487)	85,539	(3,476)	2,908	2,181	(7,494)	(84,809)	89,162

Net Increase (Decrease) in Net Assets Resulting from Operations	(45,672)	172,502	3,752	11,569	3,022	7,793	61,675	317,580

Net Equalization Credits (Debits)	(1,473)	(29)	46	1	—	—	4,560	1,377

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(628)	—	(29)	(44)	(2,560)	—	(200,792)	(5,531)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	50,359	202,056	30,550	40,169	17,400	40,704	792,615	417,180
Dividend and distribution reinvestments	625	—	29	44	2,560	—	199,569	5,509
Cost of shares repurchased	(365,385)	(287,859)	(25,652)	(31,033)	(21,080)	(44,199)	(116,072)	(184,026)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(314,401)	(85,803)	4,927	9,180	(1,120)	(3,495)	876,112	238,663

NET INCREASE (DECREASE) IN NET ASSETS	(362,174)	86,670	8,696	20,706	(658)	4,298	741,555	552,089

NET ASSETS
Beginning of Period/Year	1,835,524	1,748,854	94,760	74,054	127,039	122,741	1,693,994	1,141,905

End of Period/Year	$1,473,350	$1,835,524	$103,456	$94,760	$126,381	$127,039	$2,435,549	$1,693,994

Undistributed/Accumulated Net Investment Income (Loss)	$6,128	$7,092	$696	$55	($155)	($338)	$4,667	$37

	International Value Portfolio		Capital Opportunities Portfolio		International Large-Cap Portfolio		Equity Index Portfolio

OPERATIONS
Net investment income	$29,976	$31,449	$788	$2,436	$19,423	$13,662	$13,943	$28,189
Net realized gain (loss)	87,700	(1,941)	16,483	28,884	30,056	30,217	23,330	26,782
Change in net unrealized appreciation (depreciation)	(134,213)	257,656	(33,236)	6,489	(96,873)	218,483	(42,729)	109,488

Net Increase (Decrease) in Net Assets Resulting from Operations	(16,537)	287,164	(15,965)	37,809	(47,394)	262,362	(5,456)	164,459

Net Equalization Credits (Debits)	(13,112)	8,230	(1,724)	466	6,296	4,729	3,128	(714)

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders (2)	(3,261)	(30,268)	(92)	(2,451)	—	(15,821)	(9,765)	(28,239)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	196,691	671,338	32,680	106,991	627,384	521,469	629,887	206,079
Dividend and distribution reinvestments	3,146	29,478	91	2,439	—	15,699	9,686	28,182
Cost of shares repurchased	(564,622)	(453,827)	(285,401)	(36,716)	(40,886)	(100,307)	(217,485)	(287,206)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(364,785)	246,989	(252,630)	72,714	586,498	436,861	422,088	(52,945)

NET INCREASE (DECREASE) IN NET ASSETS	(397,695)	512,115	(270,411)	108,538	545,400	688,131	409,995	82,561

NET ASSETS
Beginning of Period/Year	2,105,462	1,593,347	365,380	256,842	1,787,081	1,098,950	1,723,653	1,641,092

End of Period/Year	$1,707,767	$2,105,462	$94,969	$365,380	$2,332,481	$1,787,081	$2,133,648	$1,723,653

Undistributed/Accumulated Net Investment Income (Loss)	$29,874	$4,171	$772	$76	$19,162	($595)	$13,842	$35

(1)	Unaudited;

(2)	The distribution amount for the International Large-Cap Portfolio included $903 of tax basis return of capital.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004
	Small-Cap Index Portfolio		Fasciano Small Equity Portfolio (2)		Small-Cap Value Portfolio		Multi-Strategy Portfolio

OPERATIONS
Net investment income	$4,693	$7,678	$642	$1,657	$3,524	$8,665	$6,132	$9,789
Net realized gain	47,507	50,764	24,640	30,324	56,171	20,583	22,070	53,437
Change in net unrealized appreciation (depreciation)	(73,184)	115,235	(22,044)	10,043	(41,304)	72,709	(20,103)	(6,377)

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,984)	173,677	3,238	42,024	18,391	101,957	8,099	56,849

Net Equalization Credits (Debits)	(669)	5,640	379	(54)	(1,532)	2,457	(363)	(738)

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders (3)	—	(7,760)	—	(1,663)	(20,238)	(18,771)	—	(10,434)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	77,561	258,074	250,163	49,025	104,479	244,804	17,769	39,395
Shares issued in connection with acquisition (4)	—	539,910	—	—	—	—	—	—
Dividend and distribution reinvestments	—	7,696	—	1,662	19,997	18,567	—	10,376
Cost of shares repurchased	(145,180)	(245,243)	(27,527)	(121,961)	(267,335)	(61,394)	(51,821)	(92,548)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(67,619)	560,437	222,636	(71,274)	(142,859)	201,977	(34,052)	(42,777)

NET INCREASE (DECREASE) IN NET ASSETS	(89,272)	731,994	226,253	(30,967)	(146,238)	287,620	(26,316)	2,900

NET ASSETS
Beginning of Period/Year	1,377,562	645,568	272,533	303,500	606,338	318,718	625,588	622,688

End of Period/Year	$1,288,290	$1,377,562	$498,786	$272,533	$460,100	$606,338	$599,272	$625,588

Undistributed/Accumulated Net Investment Income (Loss)	$5,223	$336	$660	$86	$4,033	$163	$6,077	($90)

	Main Street Core Portfolio		Emerging Markets Portfolio		Managed Bond Portfolio		Inflation Managed Portfolio

OPERATIONS
Net investment income	$9,265	$17,670	$8,986	$9,785	$48,137	$69,446	$28,194	$21,641
Net realized gain	18,157	119,499	66,375	38,445	24,274	104,713	61,044	150,489
Change in net unrealized appreciation (depreciation)	(26,616)	(14,362)	(9,536)	124,692	11,154	(28,322)	(24,662)	4,481

Net Increase in Net Assets Resulting from Operations	806	122,807	65,825	172,922	83,565	145,837	64,576	176,611

Net Equalization Credits	2,704	1,054	3,351	3,905	10,483	9,968	1,949	4,617

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(210)	(17,743)	(950)	(9,739)	(146,942)	(115,882)	(205,884)	(145,059)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	398,719	207,419	217,039	242,162	280,353	450,832	270,154	600,365
Dividend and distribution reinvestments	208	17,677	931	9,616	143,064	112,614	205,174	144,153
Cost of shares repurchased	(46,038)	(77,197)	(43,228)	(54,275)	(61,734)	(231,566)	(71,991)	(89,666)

Net Increase in Net Assets from Capital Share Transactions	352,889	147,899	174,742	197,503	361,683	331,880	403,337	654,852

NET INCREASE IN NET ASSETS	356,189	254,017	242,968	364,591	308,789	371,803	263,978	691,021

NET ASSETS
Beginning of Period/Year	1,426,317	1,172,300	684,704	320,113	2,991,450	2,619,647	2,335,360	1,644,339

End of Period/Year	$1,782,506	$1,426,317	$927,672	$684,704	$3,300,239	$2,991,450	$2,599,338	$2,335,360

Undistributed/Accumulated Net Investment Income (Loss)	$9,184	$128	$8,969	$933	$2,456	($9,199)	$1,669	$35,662

(1)	Unaudited;

(2)	Formerly named Aggressive Equity Portfolio;

(3)	The distribution amounts for the Small-Cap Index, Fasciano Small Equity, and Multi-Strategy Portfolios included $885, $57, and $61 of tax basis return of capital, respectively;

(4)	See Note 12 to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004
	Money Market Portfolio		High Yield Bond Portfolio		Equity Income Portfolio		Large-Cap Value Portfolio

OPERATIONS
Net investment income	$11,910	$12,327	$29,415	$60,152	$1,576	$3,302	$16,730	$33,384
Net realized gain	—	—	1,983	11,211	20,040	11,713	157,585	63,079
Change in net unrealized appreciation (depreciation)	—	—	(28,103)	197	(21,948)	10,666	(219,938)	132,660

Net Increase (Decrease) in Net Assets Resulting from Operations	11,910	12,327	3,295	71,560	(332)	25,681	(45,623)	229,123

Net Equalization Credits (Debits)	(1,324)	(1,145)	(637)	(1,614)	(658)	270	(15,483)	10,522

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders (2)	(11,920)	(12,322)	(29,309)	(59,990)	(5,477)	(3,311)	—	(33,324)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	633,145	1,521,379	171,728	320,313	31,442	61,075	232,963	752,623
Dividend and distribution reinvestments	11,790	12,186	28,608	58,532	5,411	3,289	—	32,969
Cost of shares repurchased	(756,536)	(1,625,143)	(215,196)	(418,677)	(90,993)	(36,130)	(1,222,093)	(71,369)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(111,601)	(91,578)	(14,860)	(39,832)	(54,140)	28,234	(989,130)	714,223

NET INCREASE (DECREASE) IN NET ASSETS	(112,935)	(92,718)	(41,511)	(29,876)	(60,607)	50,874	(1,050,236)	920,544

NET ASSETS
Beginning of Period/Year	1,068,303	1,161,021	895,618	925,494	236,577	185,703	2,759,827	1,839,283

End of Period/Year	$955,368	$1,068,303	$854,107	$895,618	$175,970	$236,577	$1,709,591	$2,759,827

Undistributed/Accumulated Net Investment Income (Loss)	($24)	($15)	$461	$341	$1,562	$82	$16,810	$108

	Comstock Portfolio		Mid-Cap Growth Portfolio		Real Estate Portfolio		VN Small-Cap Value Portfolio (3)

OPERATIONS
Net investment income (loss)	$6,526	$7,645	($434)	($917)	$7,060	$20,084	$72
Net realized gain	29,914	50,238	16,225	12,413	33,162	28,126	128
Change in net unrealized appreciation (depreciation)	(43,654)	42,000	(10,058)	26,035	16,229	148,103	2,456

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,214)	99,883	5,733	37,531	56,451	196,313	2,656

Net Equalization Credits	999	2,683	—	1	632	4,027	32

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(30,081)	(7,649)	—	—	(29,903)	(19,115)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	147,022	258,576	29,247	63,202	46,139	120,284	47,321
Dividend and distribution reinvestments	29,689	7,601	—	—	28,871	18,430	—
Cost of shares repurchased	(83,442)	(12,338)	(41,280)	(38,575)	(61,400)	(58,043)	(814)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	93,269	253,839	(12,033)	24,627	13,610	80,671	46,507

NET INCREASE (DECREASE) IN NET ASSETS	56,973	348,756	(6,300)	62,159	40,790	261,896	49,195

NET ASSETS
Beginning of Period/Year	771,295	422,539	229,789	167,630	746,211	484,315	—

End of Period/Year	$828,268	$771,295	$223,489	$229,789	$787,001	$746,211	$49,195

Undistributed/Accumulated Net Investment Income (Loss)	$6,506	$168	($445)	($924)	$9,241	$4,198	$72

(1)	Unaudited;

(2)	The distribution amount for the Large-Cap Value Portfolio included $609 of tax basis return of capital;

(3)	Operations commenced on May 2, 2005.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005 (1)	2004	2005 (1)	2004
	American Funds		American Funds
	Growth-Income Portfolio (2)		Growth Portfolio (2)

OPERATIONS
Net investment income	$1,169		$963
Net realized gain on Investment security transactions	2,064		352
Change in net unrealized appreciation on investment securities	11,757		33,276

Net Increase in Net Assets Resulting from Operations	14,990		34,591

Net Equalization Credits	20		20

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	—		—

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	572,869		729,634
Dividend and distribution reinvestments	—		—
Cost of shares repurchased	(5,765)		(7,929)

Net Increase in Net Assets from Capital Share Transactions	567,104		721,705

NET INCREASE IN NET ASSETS	582,114		756,316

NET ASSETS
Beginning of Period	—		—

End of Period	$582,114		$756,316

Undistributed Net Investment Income	$1,169		$963

(1)	Unaudited.

(2)	Operations commenced on May 2, 2005.

See Notes to Financial Statements

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS
Selected per share, ratios and supplemental data for each period or year ended were as follows:

		Investment Activities			Distributions
	Net		Net
	Asset		Realized
	Value,	Net	and	Total	Dividends	Distributions	Tax
	Beginning	Investment	Unrealized	from	from Net	from	Basis
	of Period/	Income	Gain	Investment	Investment	Capital	Return of	Total
For the Period or Year Ended	Year	(Loss) (1)	(Loss) (1)	Operations	Income	Gains	Capital	Distributions

Blue Chip
01/01/2005 - 06/30/2005 (5)	$7.83	$0.03	$(0.24)	$(0.21)	$—	$—	$—	$—
2004	7.53	0.05	0.30	0.35	(0.05)	—	—	(0.05)
2003	6.02	0.02	1.51	1.53	(0.02)	—	—	(0.02)
2002	8.14	0.01	(2.12)	(2.11)	(0.01)	—	—	(0.01)
01/02/2001 - 12/31/2001	10.00	0.01	(1.86)	(1.85)	(0.01)	—	—	(0.01)

Aggressive Growth
01/01/2005 - 06/30/2005 (5)	$8.83	$(0.01)	$(0.05)	$(0.06)	$—	$—	$—	$—
2004	7.89	(0.05)	0.99	0.94	—	—	—	—
2003	6.23	(0.05)	1.71	1.66	—	—	—	—
2002	8.02	(0.04)	(1.75)	(1.79)	—	—	—	—
01/02/2001 - 12/31/2001	10.00	(0.03)	(1.95)	(1.98)	—	—	—	—

Financial Services
01/01/2005 - 06/30/2005 (5)	$10.88	$0.07	$(0.39)	$(0.32)	$(0.02)	$(0.06)	$—	$(0.08)
2004	10.10	0.10	0.77	0.87	(0.09)	—	—	(0.09)
2003	7.88	0.06	2.23	2.29	(0.07)	—	—	(0.07)
2002	9.25	0.04	(1.39)	(1.35)	(0.02)	—	—	(0.02)
01/02/2001 - 12/31/2001	10.00	0.02	(0.75)	(0.73)	(0.02)	—	—	(0.02)

Diversified Research
01/01/2005 - 06/30/2005 (5)	$11.78	$0.02	$(0.20)	$(0.18)	$—	$—	$—	$—
2004	10.65	0.07	1.13	1.20	(0.07)	—	— (7)	(0.07)
2003	8.06	0.03	2.59	2.62	(0.03)	—	—	(0.03)
2002	10.66	0.03	(2.61)	(2.58)	(0.02)	—	—	(0.02)
2001	10.99	0.02	(0.33)	(0.31)	(0.02)	—	—	(0.02)
01/03/2000 - 12/31/2000	10.00	0.03	0.99	1.02	(0.03)	—	—	(0.03)

Equity
01/01/2005 - 06/30/2005 (5)	$18.17	$0.03	$(0.65)	$(0.62)	$(0.01)	$—	$—	$(0.01)
2004	17.42	0.14	0.75	0.89	(0.14)	—	—	(0.14)
2003	14.06	0.05	3.37	3.42	(0.06)	—	—	(0.06)
2002	19.21	0.07	(5.16)	(5.09)	(0.06)	—	—	(0.06)
2001	26.12	0.01	(5.56)	(5.55)	(0.01)	(1.34)	(0.01)	(1.36)
2000	37.50	(0.01)	(8.94)	(8.95)	— (7)	(2.43)	—	(2.43)

[Additional columns below]

[Continued from above table, first column(s) repeated]

		Ratios / Supplemental Data
						Ratios of	Ratios of
						Net	Net
						Investment	Investment
				Ratios of	Ratios of	Income	Income
				Expenses	Expenses	(Loss)	(Loss)
	Net		Net	After	Before	After	Before
	Asset		Assets,	Expense	Expense	Expense	Expense
	Value,		End of	Reductions to	Reductions to	Reductions to	Reductions to	Portfolio
	End of	Total	Period/Year	Average Net	Average Net	Average Net	Average Net	Turnover
	Period/Year	Returns (2)	(in thousands)	Assets (3),(4)	Assets (4)	Assets (4)	Assets (3),(4)	Rates

Blue Chip
01/01/2005 - 06/30/2005 (5)	$7.62	(2.69%)	$1,019,726	0.97%	0.99%	0.47%	0.46%	32.31%
2004	7.83	4.65%	1,876,064	0.99%	1.01%	0.76%	0.74%	35.70%
2003	7.53	25.36%	1,106,881	0.99%	1.01%	0.28%	0.26%	29.95%
2002	6.02	(25.94%)	582,873	1.00%	1.01%	0.16%	0.14%	36.04%
01/02/2001 - 12/31/2001	8.14	(18.57%)	531,021	1.00%	1.04%	0.11%	0.07%	23.71%

Aggressive Growth
01/01/2005 - 06/30/2005 (5)	$8.77	(0.69%)	$78,414	1.05%	1.11%	(0.22%)	(0.28%)	118.86%
2004	8.83	11.88%	88,001	1.10%	1.16%	(0.61%)	(0.66%)	155.57%
2003	7.89	26.66%	69,306	1.10%	1.16%	(0.76%)	(0.82%)	91.15%
2002	6.23	(22.32%)	45,326	1.10%	1.13%	(0.77%)	(0.80%)	121.51%
01/02/2001 - 12/31/2001	8.02	(19.78%)	89,520	1.10%	1.24%	(0.65%)	(0.79%)	83.91%

Financial Services
01/01/2005 - 06/30/2005 (5)	$10.48	(3.01%)	$79,279	1.14%	1.15%	1.23%	1.22%	14.50%
2004	10.88	8.72%	98,348	1.16%	1.18%	0.85%	0.84%	70.90%
2003	10.10	29.00%	100,145	1.18%	1.21%	0.78%	0.74%	68.28%
2002	7.88	(14.59%)	66,297	1.20%	1.25%	0.48%	0.44%	86.15%
01/02/2001 - 12/31/2001	9.25	(7.28%)	61,968	1.20%	1.34%	0.43%	0.29%	82.16%

Diversified Research
01/01/2005 - 06/30/2005 (5)	$11.60	(1.55%)	$1,031,861	0.94%	0.95%	0.58%	0.58%	11.84%
2004	11.78	11.20%	581,875	0.94%	0.95%	0.65%	0.64%	21.17%
2003	10.65	32.63%	400,630	0.96%	0.99%	0.38%	0.36%	23.56%
2002	8.06	(24.19%)	213,197	0.95%	0.97%	0.32%	0.30%	35.32%
2001	10.66	(2.74%)	242,648	0.94%	0.96%	0.28%	0.26%	34.80%
01/03/2000 - 12/31/2000	10.99	10.21%	144,898	0.98%	0.99%	0.51%	0.50%	23.71%

Equity
01/01/2005 - 06/30/2005 (5)	$17.54	(3.44%)	$314,434	0.68%	0.71%	0.30%	0.27%	129.03%
2004	18.17	5.14%	360,662	0.70%	0.73%	0.72%	0.69%	61.69%
2003	17.42	24.33%	424,708	0.71%	0.75%	0.33%	0.29%	61.86%
2002	14.06	(26.51%)	392,490	0.72%	0.75%	0.38%	0.35%	96.16%
2001	19.21	(21.76%)	695,151	0.70%	0.70%	0.06%	0.06%	132.39%
2000	26.12	(25.17%)	1,044,011	0.69%	0.69%	(0.05%)	(0.05%)	62.74%

See Notes to Financial Statements	See explanation of references on C-7

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each period or year ended were as follows:

		Investment Activities			Distributions
	Net		Net
	Asset		Realized
	Value	Net	and	Total	Dividends	Distributions	Tax
	Beginning	Investment	Unrealized	from	from Net	from	Basis
	of Period/	Income	Gain	Investment	Investment	Capital	Return of	Total
For the Period or Year Ended	Year	(Loss) (1)	(Loss) (1)	Operations	Income	Gains	Capital	Distributions

Technology
01/01/2005 - 06/30/2005 (5)	$4.68	($0.02)	($0.06)	($0.08)	$—	$—	$—	$—
2004	4.52	(0.03)	0.19	0.16	—	—	—	—
2003	3.17	(0.02)	1.37	1.35	—	—	—	—
2002	5.91	(0.01)	(2.73)	(2.74)	—	—	—	—
01/02/2001 - 12/31/2001	10.00	(0.02)	(4.07)	(4.09)	—	—	—	—

Short Duration Bond
01/01/2005 - 06/30/2005 (5)	$9.80	$0.13	($0.05)	$0.08	($0.14)	$—	$—	($0.14)
2004	9.93	0.21	(0.09)	0.12	(0.25)	—	—	(0.25)
05/01/2003 - 12/31/2003	10.00	0.17	(0.07)	0.10	(0.17)	—	—	(0.17)

Concentrated Growth (6)
01/01/2005 - 06/30/2005 (5)	$4.44	$— (7)	($0.19)	($0.19)	$—	$—	$—	$—
2004	3.94	(0.02)	0.52	0.50	—	—	—	—
2003	2.75	(0.03)	1.22	1.19	—	—	—	—
2002	4.48	0.08	(1.81)	(1.73)	—	—	—	—
2001	6.78	(0.08)	(2.22)	(2.30)	—	—	—	—
05/01/2000 - 12/31/2000	10.00	(0.04)	(3.18)	(3.22)	—	—	—	—

Growth LT
01/01/2005 - 06/30/2005 (5)	$19.35	$0.01	($0.41)	($0.40)	($0.01)	$—	$—	($0.01)
2004	17.52	(0.01)	1.84	1.83	—	—	—	—
2003	13.08	(0.09)	4.53	4.44	—	—	—	—
2002	18.59	(0.04)	(5.32)	(5.36)	(0.15)	—	—	(0.15)
2001	31.30	0.19	(8.71)	(8.52)	(0.26)	(3.93)	—	(4.19)
2000	47.67	0.33	(9.43)	(9.10)	(0.22)	(7.05)	—	(7.27)

Focused 30
01/01/2005 - 06/30/2005 (5)	$8.19	$0.06	$0.31	$0.37	$— (7)	$—	$—	$—
2004	7.14	0.01	1.04	1.05	— (7)	—	—	—
2003	5.02	(0.02)	2.14	2.12	—	—	—	—
2002	7.12	(0.01)	(2.08)	(2.09)	(0.01)	—	—	(0.01)
2001	8.22	0.01	(1.11)	(1.10)	— (7)	—	—	—
10/02/2000 - 12/31/2000	10.00	0.04	(1.78)	(1.74)	(0.04)	—	—	(0.04)

[Additional columns below]

[Continued from above table, first column(s) repeated]

		Ratios / Supplemental Data
							Ratios of
						Ratios of	Net
				Ratios of	Ratios of	Net	Investment
				Expenses	Expenses	Investment	Income (Loss)
	Net		Net	After	Before	Income (Loss)	Before
	Asset		Assets,	Expense Reductions	Expense	After Expense	Expense
	Value,		End of	to Average	Reductions to	Reductions to	Reductions to	Portfolio
	End of	Total	Period/Year	Net Assets	Average Net	Average Net	Average Net	Turnover
For the Period or Year Ended	Period/Year	Returns (2)	(in thousands)	(3), (4)	Assets (4)	Assets (4)	Assets (3), (4)	Rates

Technology
01/01/2005 - 06/30/2005 (5)	$4.60	(1.82%)	$86,231	1.15%	1.17%	(0.64%)	(0.67%)	150.13%
2004	4.68	3.66%	98,077	1.18%	1.22%	(0.54%)	(0.58%)	130.83%
2003	4.52	42.58%	124,044	1.26%	1.29%	(1.01%)	(1.04%)	144.41%
2002	3.17	(46.34%)	41,249	1.20%	1.20%	(0.95%)	(0.95%)	106.38%
01/02/2001 - 12/31/2001	5.91	(40.94%)	52,160	1.20%	1.31%	(0.71%)	(0.82%)	69.22%

Short Duration Bond
01/01/2005 - 06/30/2005 (5)	$9.74	0.77%	$1,364,159	0.64%	0.64%	2.59%	2.59%	64.42%
2004	9.80	1.21%	1,408,935	0.65%	0.65%	2.12%	2.12%	189.32%
05/01/2003 - 12/31/2003	9.93	0.96%	891,899	0.66%	0.66%	2.74%	2.74%	227.50%

Concentrated Growth (6)
01/01/2005 - 06/30/2005 (5)	$4.25	(4.26%)	$57,741	1.11%	1.17%	(0.15%)	(0.21%)	95.91%
2004	4.44	12.66%	62,441	1.32%	1.36%	(0.38%)	(0.42%)	55.98%
2003	3.94	43.22%	71,047	1.31%	1.31%	(1.09%)	(1.09%)	47.46%
2002	2.75	(38.62%)	42,569	1.43%	1.44%	(1.32%)	(1.32%)	53.36%
2001	4.48	(33.89%)	74,294	1.57%	1.57%	(1.35%)	(1.35%)	46.78%
05/01/2000 - 12/31/2000	6.78	(32.17%)	115,554	1.60%	1.63%	(1.03%)	(1.06%)	47.56%

Growth LT
01/01/2005 - 06/30/2005 (5)	$18.94	(2.09%)	$1,473,350	0.78%	0.79%	0.30%	0.29%	21.56%
2004	19.35	10.40%	1,835,524	0.80%	0.82%	0.30%	0.29%	49.60%
2003	17.52	33.98%	1,748,854	0.80%	0.82%	(0.13%)	(0.15%)	48.90%
2002	13.08	(28.97%)	1,439,900	0.79%	0.87%	0.09%	0.01%	113.39%
2001	18.59	(29.55%)	2,280,990	0.79%	0.82%	0.31%	0.27%	90.93%
2000	31.30	(21.70%)	3,575,195	0.79%	0.80%	0.30%	0.30%	68.37%

Focused 30
01/01/2005 - 06/30/2005 (5)	$8.56	4.49%	$103,456	1.04%	1.04%	1.45%	1.45%	44.99%
2004	8.19	14.85%	94,760	1.03%	1.03%	0.16%	0.16%	71.22%
2003	7.14	42.26%	74,054	1.06%	1.06%	(0.45%)	(0.45%)	65.97%
2002	5.02	(29.41%)	38,092	1.05%	1.05%	(0.26%)	(0.26%)	164.99%
2001	7.12	(13.35%)	58,095	1.05%	1.06%	0.17%	0.17%	213.23%
10/02/2000 - 12/31/2000	8.22	(17.39%)	48,949	1.05%	1.37%	2.15%	1.83%	23.51%

See Notes to Financial Statements	See explanation of references on C-7

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each period or year ended were as follows:

		Investment Activities			Distributions
	Net		Net
	Asset	Net	Realized		Dividends	Distributions	Tax
	Value,	Investment	and	Total from	from Net	from	Basis
	Beginning of	Income	Unrealized	Investment	Investment	Capital	Return of	Total
For the Period or Year Ended	Period/Year	(Loss) (1)	Gain (Loss) (1)	Operations	Income	Gains	Capital	Distributions

Health Sciences
01/01/2005 - 06/30/2005 (5)	$9.73	($0.01)	$0.26	$0.25	$—	($0.20)	$—	($0.20)
2004	9.05	(0.04)	0.72	0.68	—	—	—	—
2003	7.08	(0.02)	1.99	1.97	—	—	—	—
2002	9.23	(0.02)	(2.13)	(2.15)	—	—	—	—
01/02/2001 - 12/31/2001	10.00	(0.02)	(0.75)	(0.77)	—	—	—	—

Mid-Cap Value
01/01/2005 - 06/30/2005 (5)	$18.24	$0.03	$0.26	$0.29	$—	($1.55)	$—	($1.55)
2004	14.63	0.06	3.61	3.67	(0.06)	—	—	(0.06)
2003	11.39	0.06	3.25	3.31	(0.07)	—	—	(0.07)
2002	14.16	0.06	(1.98)	(1.92)	(0.05)	(0.80)	—	(0.85)
2001	12.90	0.10	1.60	1.70	(0.10)	(0.34)	—	(0.44)
2000	10.50	0.05	2.54	2.59	(0.05)	(0.14)	—	(0.19)

International Value
01/01/2005 - 06/30/2005 (5)	$14.82	$0.23	($0.41)	($0.18)	($0.03)	$—	$—	($0.03)
2004	12.92	0.22	1.90	2.12	(0.22)	—	—	(0.22)
2003	10.27	0.16	2.68	2.84	(0.19)	—	—	(0.19)
2002	12.06	0.19	(1.87)	(1.68)	(0.11)	—	—	(0.11)
2001	15.85	0.08	(3.50)	(3.42)	(0.14)	(0.22)	(0.01)	(0.37)
2000	18.49	0.09	(2.19)	(2.10)	(0.02)	(0.52)	—	(0.54)

Capital Opportunities
01/01/2005 - 06/30/2005 (5)	$8.74	$0.08	($0.27)	($0.19)	($0.01)	$—	$—	($0.01)
2004	7.81	0.06	0.93	0.99	(0.06)	—	—	(0.06)
2003	6.17	0.03	1.64	1.67	(0.03)	—	—	(0.03)
2002	8.44	0.02	(2.28)	(2.26)	(0.01)	—	—	(0.01)
01/02/2001 - 12/31/2001	10.00	0.01	(1.56)	(1.55)	(0.01)	—	—	(0.01)

International Large-Cap
01/01/2005 - 06/30/2005 (5)	$7.86	$0.06	($0.23)	($0.17)	$—	$—	$—	$—
2004	6.69	0.07	1.17	1.24	(0.07)	—	— (7)	(0.07)
2003	5.19	0.03	1.54	1.57	(0.07)	—	—	(0.07)
2002	6.36	0.07	(1.18)	(1.11)	(0.06)	—	—	(0.06)
2001	7.84	0.05	(1.48)	(1.43)	(0.05)	—	—	(0.05)
01/03/2000 - 12/31/2000	10.00	0.06	(2.21)	(2.15)	(0.01)	—	—	(0.01)

[Additional columns below]

[Continued from above table, first column(s) repeated]

		Ratios / Supplemental Data
						Ratios	Ratios
					Ratios of	of Net	of Net
				Ratios of	Expenses	Investment	Investment
	Net		Net	Expenses	Before	Income (Loss)	Income (Loss)
	Asset		Assets,	After Expense	Expense	After Expense	Before Expense
	Value,		End of	Reductions to	Reductions to	Reductions to	Reductions to	Portfolio
	End of	Total	Period/Year	Average Net	Average Net	Average Net	Average Net	Turnover
For the Period or Year Ended	Period/Year	Returns (2)	(in thousands)	Assets (3), (4)	Assets (4)	Assets (4)	Assets (3), (4)	Rates

Health Sciences
01/01/2005 - 06/30/2005 (5)	$9.78	2.65%	$126,381	1.14%	1.17%	(0.22%)	(0.25%)	112.44%
2004	9.73	7.54%	127,039	1.16%	1.19%	(0.25%)	(0.28%)	181.83%
2003	9.05	27.82%	122,741	1.16%	1.19%	(0.29%)	(0.32%)	114.39%
2002	7.08	(23.30%)	76,952	1.16%	1.21%	(0.51%)	(0.55%)	139.61%
01/02/2001 - 12/31/2001	9.23	(7.69%)	86,911	1.20%	1.24%	(0.42%)	(0.46%)	94.37%

Mid-Cap Value
01/01/2005 - 06/30/2005 (5)	$16.98	1.73%	$2,435,549	0.86%	0.89%	0.45%	0.41%	39.59%
2004	18.24	25.08%	1,693,994	0.89%	0.97%	0.40%	0.32%	89.13%
2003	14.63	29.10%	1,141,905	0.89%	0.96%	0.56%	0.50%	87.60%
2002	11.39	(14.46%)	718,932	0.90%	0.97%	0.48%	0.41%	115.94%
2001	14.16	13.30%	826,958	0.89%	1.00%	0.83%	0.72%	148.32%
2000	12.90	24.91%	406,528	0.88%	0.98%	0.57%	0.47%	136.97%

International Value
01/01/2005 - 06/30/2005 (5)	$14.61	(1.24%)	$1,707,767	0.92%	0.93%	3.01%	3.01%	9.66%
2004	14.82	16.42%	2,105,462	0.93%	0.93%	1.77%	1.76%	8.46%
2003	12.92	27.71%	1,593,347	0.93%	0.95%	1.79%	1.77%	12.76%
2002	10.27	(13.91%)	995,973	0.93%	0.93%	1.50%	1.50%	14.67%
2001	12.06	(21.87%)	1,131,999	0.93%	0.93%	1.06%	1.06%	91.89%
2000	15.85	(11.40%)	1,635,737	0.96%	0.96%	1.09%	1.09%	63.27%

Capital Opportunities
01/01/2005 - 06/30/2005 (5)	$8.54	(2.26%)	$94,969	0.83%	0.85%	0.56%	0.54%	46.12%
2004	8.74	12.69%	365,380	0.86%	0.91%	0.81%	0.76%	72.26%
2003	7.81	27.13%	256,842	0.87%	0.93%	0.49%	0.43%	66.44%
2002	6.17	(26.78%)	145,983	0.87%	0.93%	0.27%	0.21%	103.67%
01/02/2001 - 12/31/2001	8.44	(15.54%)	154,091	0.91%	0.94%	0.19%	0.16%	98.40%

International Large-Cap
01/01/2005 - 06/30/2005 (5)	$7.69	(2.26%)	$2,332,481	1.12%	1.13%	1.98%	1.96%	20.07%
2004	7.86	18.60%	1,787,081	1.14%	1.14%	0.98%	0.97%	48.01%
2003	6.69	30.52%	1,098,950	1.15%	1.16%	0.73%	0.71%	131.03%
2002	5.19	(17.63%)	491,693	1.15%	1.15%	0.59%	0.59%	28.96%
2001	6.36	(18.29%)	504,787	1.14%	1.14%	0.44%	0.44%	25.64%
01/03/2000 - 12/31/2000	7.84	(21.51%)	362,768	1.17%	1.17%	0.41%	0.41%	21.25%

See Notes to Financial Statements	See explanation of references on C-7

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each period or year ended were as follows:

		Investment Activities			Distributions
			Net
	Net		Realized
	Asset	Net	and	Total	Dividends	Distributions	Tax
	Value,	Investment	Unrealized	from	from Net	from	Basis
	Beginning of	Income	Gain	Investment	Investment	Capital	Return of	Total
For the Period or Year Ended	Period/Year	(Loss) (1)	(Loss) (1)	Operations	Income	Gains	Capital	Distributions

Equity Index
01/01/2005 - 06/30/2005 (5)	$28.78	$0.19	$(0.45)	$(0.26)	$— (7)	$(0.13)	$—	$(0.13)
2004	26.46	0.48	2.32	2.80	(0.48)	—	—	(0.48)
2003	20.91	0.36	5.55	5.91	(0.36)	—	—	(0.36)
2002	29.54	0.32	(6.56)	(6.24)	(0.32)	(2.07)	—	(2.39)
2001	34.12	0.33	(4.46)	(4.13)	(0.33)	(0.12)	—	(0.45)
2000	38.41	0.35	(3.88)	(3.53)	(0.35)	(0.41)	—	(0.76)

Small-Cap Index
01/01/2005 - 06/30/2005 (5)	$13.76	$0.05	$(0.23)	$(0.18)	$—	$—	$—	$—
2004	11.75	0.07	2.02	2.09	(0.07)	—	(0.01)	(0.08)
2003	8.06	0.06	3.69	3.75	(0.06)	—	—	(0.06)
2002	10.30	0.07	(2.24)	(2.17)	(0.07)	—	—	(0.07)
2001	11.13	0.10	0.08	0.18	(0.09)	(0.92)	—	(1.01)
2000	11.74	0.13	(0.55)	(0.42)	(0.13)	(0.06)	—	(0.19)

Fasciano Small Equity (8)
01/01/2005 - 06/30/2005 (5)	$10.77	$0.01	$(0.27)	$(0.26)	$—	$—	$—	$—
2004	9.11	0.07	1.66	1.73	(0.07)	—	— (7)	(0.07)
2003	6.87	0.04	2.24	2.28	(0.04)	—	—	(0.04)
2002	9.17	0.09	(2.39)	(2.30)	—	—	—	—
2001	11.08	(0.05)	(1.86)	(1.91)	—	—	—	—
2000	14.55	(0.02)	(2.98)	(3.00)	—	(0.47)	—	(0.47)

Small-Cap Value
01/01/2005 - 06/30/2005 (5)	$15.09	$0.13	$0.61	$0.74	$—	$(0.71)	$—	$(0.71)
2004	12.60	0.22	2.80	3.02	(0.22)	(0.31)	—	(0.53)
05/01/2003 - 12/31/2003	10.00	0.11	2.59	2.70	(0.10)	—	—	(0.10)

Multi-Strategy
01/01/2005 - 06/30/2005 (5)	$16.37	$0.17	$0.06	$0.23	$—	$—	$—	$—
2004	15.16	0.26	1.23	1.49	(0.28)	—	— (7)	(0.28)
2003	12.48	0.21	2.69	2.90	(0.22)	—	—	(0.22)
2002	14.82	0.28	(2.20)	(1.92)	(0.28)	(0.14)	—	(0.42)
2001	15.40	0.38	(0.56)	(0.18)	(0.37)	(0.03)	—	(0.40)
2000	16.98	0.44	(0.33)	0.11	(0.43)	(1.26)	—	(1.69)

[Additional columns below]

[Continued from above table, first column(s) repeated]

		Ratios / Supplemental Data
							Ratios
						Ratios	of Net
					Ratios of	of Net	Investment
				Ratios of	Expenses	Investment	Income
	Net		Net	Expenses	Before	Income (Loss)	(Loss) Before
	Asset		Assets,	After Expense	Expense	After Expense	Expense
	Value,		End of	Reductions to	Reductions to	Reductions to	Reductions to	Portfolio
	End of	Total	Period/Year	Average Net	Average Net	Average Net	Average Net	Turnover
For the Period or Year Ended	Period/Year	Returns (2)	(in thousands)	Assets (3), (4)	Assets (4)	Assets (4)	Assets (3), (4)	Rates

Equity Index
01/01/2005 - 06/30/2005 (5)	$28.39	(0.91%)	$2,133,648	0.29%	0.29%	1.56%	1.56%	5.05%
2004	28.78	10.58%	1,723,653	0.29%	0.29%	1.72%	1.72%	5.64%
2003	26.46	28.29%	1,641,092	0.30%	0.30%	1.49%	1.49%	1.00%
2002	20.91	(22.34%)	1,460,074	0.29%	0.29%	1.31%	1.31%	10.07%
2001	29.54	(12.15%)	2,009,221	0.29%	0.29%	1.06%	1.06%	4.58%
2000	34.12	(9.29%)	2,585,065	0.29%	0.29%	0.96%	0.96%	4.13%

Small-Cap Index
01/01/2005 - 06/30/2005 (5)	$13.58	(1.28%)	$1,288,290	0.54%	0.54%	0.75%	0.75%	19.58%
2004	13.76	17.76%	1,377,562	0.55%	0.55%	0.75%	0.75%	25.15%
2003	11.75	46.53%	645,568	0.55%	0.56%	0.80%	0.80%	19.09%
2002	8.06	(21.19%)	301,367	0.56%	0.56%	0.91%	0.91%	49.51%
2001	10.30	1.74%	219,725	0.57%	0.57%	1.05%	1.05%	51.78%
2000	11.13	(3.61%)	182,355	0.60%	0.62%	1.18%	1.16%	67.45%

Fasciano Small Equity (8)
01/01/2005 - 06/30/2005 (5)	$10.51	(2.37%)	$498,786	0.82%	0.86%	0.40%	0.37%	98.00%
2004	10.77	18.94%	272,533	0.86%	0.93%	0.62%	0.56%	84.70%
2003	9.11	33.14%	303,500	0.86%	0.98%	0.47%	0.36%	183.00%
2002	6.87	(25.09%)	235,473	0.86%	0.97%	0.09%	(0.03%)	122.32%
2001	9.17	(17.24%)	303,852	0.87%	0.91%	(0.40%)	(0.45%)	209.96%
2000	11.08	(21.06%)	447,461	0.84%	0.86%	(0.28%)	(0.30%)	171.29%

Small-Cap Value
01/01/2005 - 06/30/2005 (5)	$15.12	5.10%	$460,100	0.99%	0.99%	1.23%	1.22%	20.49%
2004	15.09	24.41%	606,338	1.00%	1.01%	1.96%	1.95%	24.72%
05/01/2003 - 12/31/2003	12.60	26.93%	318,718	1.02%	1.06%	1.79%	1.75%	44.21%

Multi-Strategy
01/01/2005 - 06/30/2005 (5)	$16.60	1.39%	$599,272	0.70%	0.70%	2.04%	2.04%	148.30%
2004	16.37	9.81%	625,588	0.70%	0.70%	1.59%	1.59%	291.87%
2003	15.16	23.28%	622,688	0.71%	0.71%	1.50%	1.49%	261.98%
2002	12.48	(13.06%)	554,049	0.70%	0.70%	2.00%	1.99%	336.62%
2001	14.82	(1.15%)	760,507	0.69%	0.70%	2.55%	2.54%	220.34%
2000	15.40	0.75%	762,502	0.69%	0.70%	2.68%	2.67%	237.43%

See Notes to Financial Statements	See explanation of references on C-7

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each period or year ended were as follows:

		Investment Activities			Distributions
	Net		Net
	Asset		Realized
	Value,	Net	and	Total	Dividends	Distributions	Tax
	Beginning	Investment	Unrealized	from	from Net	from	Basis
	of Period/	Income	Gain	Investment	Investment	Capital	Return of	Total
For the Period or Year Ended	Year	(Loss) (1)	(Loss) (1)	Operations	Income	Gains	Capital	Distributions

Main Street Core (9)
01/01/2005 - 06/30/2005 (5)	$20.27	$0.10	($0.19)	($0.09)	$— (7)	$—	$—	$—
2004	18.74	0.26	1.53	1.79	(0.26)	—	—	(0.26)
2003	14.89	0.16	3.86	4.02	(0.17)	—	—	(0.17)
2002	20.98	0.14	(6.10)	(5.96)	(0.13)	—	—	(0.13)
2001	23.46	0.16	(2.23)	(2.07)	(0.15)	(0.26)	—	(0.41)
2000	27.75	0.22	(1.98)	(1.76)	(0.22)	(2.31)	—	(2.53)

Emerging Markets
01/01/2005 - 06/30/2005 (5)	$13.13	$0.13	$1.00	$1.13	($0.01)	$—	$—	($0.01)
2004	9.91	0.18	3.23	3.41	(0.19)	—	—	(0.19)
2003	5.93	0.10	3.96	4.06	(0.08)	—	—	(0.08)
2002	6.14	0.03	(0.21)	(0.18)	(0.03)	—	—	(0.03)
2001	6.73	0.04	(0.62)	(0.58)	(0.01)	—	—	(0.01)
2000	10.48	(0.03)	(3.71)	(3.74)	(0.01)	—	—	(0.01)

Managed Bond
01/01/2005 - 06/30/2005 (5)	$11.29	$0.22	$0.07	$0.29	($0.16)	($0.36)	$—	($0.52)
2004	11.16	0.30	0.29	0.59	(0.33)	(0.13)	—	(0.46)
2003	11.59	0.49	0.20	0.69	(0.50)	(0.62)	—	(1.12)
2002	11.03	0.55	0.62	1.17	(0.52)	(0.09)	—	(0.61)
2001	10.82	0.55	0.23	0.78	(0.57)	—	—	(0.57)
2000	10.33	0.68	0.47	1.15	(0.66)	—	—	(0.66)

Inflation Managed (10)
01/01/2005 - 06/30/2005 (5)	$12.38	($0.02)	$0.33	$0.31	($0.17)	($0.84)	$—	($1.01)
2004	12.22	0.12	0.91	1.03	(0.10)	(0.77)	—	(0.87)
2003	12.06	0.06	0.89	0.95	(0.01)	(0.78)	—	(0.79)
2002	10.73	0.15	1.48	1.63	(0.12)	(0.18)	—	(0.30)
2001	10.68	0.44	0.01	0.45	(0.40)	—	—	(0.40)
2000	10.10	0.59	0.57	1.16	(0.58)	—	—	(0.58)

Money Market
01/01/2005 - 06/30/2005 (5)	$10.09	$0.11	$—	$0.11	($0.12)	$—	$—	($0.12)
2004	10.09	0.10	—	0.10	(0.10)	—	—	(0.10)
2003	10.09	0.08	—	0.08	(0.08)	—	—	(0.08)
2002	10.09	0.14	—	0.14	(0.14)	—	—	(0.14)
2001	10.09	0.38	—	0.38	(0.38)	—	—	(0.38)
2000	10.08	0.60	0.01	0.61	(0.60)	—	—	(0.60)

[Additional columns below]

[Continued from above table, first column(s) repeated]

		Ratios / Supplemental Data
						Ratios	Ratios
				Ratios of		of Net	of Net
				Expenses	Ratios of	Investment	Investment
			Net	After	Expenses	Income After	Income Before
	Net Asset		Assets,	Expense	Before Expense	Expense	Expense
	Value,		End of	Reductions to	Reductions to	Reductions to	Reductions to	Portfolio
	End of	Total	Period/Year	Average Net	Average Net	Average Net	Average Net	Turnover
For the Period or Year Ended	Period/Year	Returns (2)	(in thousands)	Assets (3), (4)	Assets (4)	Assets (4)	Assets (3), (4)	Rates

Main Street Core (9)
01/01/2005 - 06/30/2005 (5)	$20.18	(0.46%)	$1,782,506	0.70%	0.70%	1.24%	1.24%	44.90%
2004	20.27	9.54%	1,426,317	0.70%	0.70%	1.39%	1.39%	78.11%
2003	18.74	26.96%	1,172,300	0.71%	0.71%	1.05%	1.05%	85.27%
2002	14.89	(28.40%)	744,629	0.69%	0.71%	0.73%	0.72%	71.88%
2001	20.98	(8.87%)	1,300,440	0.69%	0.71%	0.68%	0.66%	40.87%
2000	23.46	(6.71%)	1,940,766	0.69%	0.69%	0.85%	0.84%	45.41%

Emerging Markets
01/01/2005 - 06/30/2005 (5)	$14.25	8.62%	$927,672	1.22%	1.22%	2.39%	2.39%	22.88%
2004	13.13	34.62%	684,704	1.18%	1.21%	2.14%	2.11%	27.66%
2003	9.91	68.50%	320,113	1.24%	1.25%	1.71%	1.70%	20.26%
2002	5.93	(3.07%)	148,690	1.33%	1.33%	0.42%	0.42%	136.43%
2001	6.14	(8.68%)	163,150	1.31%	1.32%	0.92%	0.91%	84.53%
2000	6.73	(35.69%)	178,903	1.30%	1.30%	0.01%	0.00%	120.01%

Managed Bond
01/01/2005 - 06/30/2005 (5)	$11.06	2.61%	$3,300,239	0.64%	0.64%	3.07%	3.07%	449.13%
2004	11.29	5.38%	2,991,450	0.65%	0.65%	2.46%	2.46%	826.80%
2003	11.16	6.24%	2,619,647	0.66%	0.66%	4.02%	4.02%	568.34%
2002	11.59	10.93%	2,629,300	0.65%	0.65%	4.55%	4.55%	379.20%
2001	11.03	7.33%	2,353,055	0.64%	0.65%	5.11%	5.10%	412.87%
2000	10.82	11.53%	1,613,748	0.64%	0.65%	6.44%	6.43%	406.54%

Inflation Managed (10)
01/01/2005 - 06/30/2005 (5)	$11.68	2.56%	$2,599,338	0.64%	0.64%	2.30%	2.30%	592.91%
2004	12.38	8.90%	2,335,360	0.64%	0.65%	1.08%	1.07%	1,040.98%
2003	12.22	8.24%	1,644,339	0.66%	0.66%	0.85%	0.85%	1,024.08%
2002	12.06	15.45%	1,300,657	0.64%	0.64%	1.97%	1.97%	621.35%
2001	10.73	4.27%	620,494	0.66%	0.67%	4.04%	4.03%	873.05%
2000	10.68	11.85%	572,827	0.62%	0.65%	5.79%	5.76%	589.38%

Money Market
01/01/2005 - 06/30/2005 (5)	$10.08	1.14%	$955,368	0.37%	0.37%	2.29%	2.28%	N/A
2004	10.09	1.01%	1,068,303	0.37%	0.37%	1.00%	1.00%	N/A
2003	10.09	0.79%	1,161,021	0.37%	0.37%	0.80%	0.80%	N/A
2002	10.09	1.41%	1,749,545	0.36%	0.36%	1.40%	1.40%	N/A
2001	10.09	3.86%	1,604,902	0.36%	0.36%	3.70%	3.70%	N/A
2000	10.09	6.18%	1,256,358	0.38%	0.38%	6.01%	6.01%	N/A

See Notes to Financial Statements	See explanation of references on C-7

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each period or year ended were as follows:

		Investment Activities			Distributions
	Net
	Asset		Net
	Value,	Net	Realized and		Dividends	Distributions	Tax
	Beginning	Investment	Unrealized	Total from	from Net	from	Basis
	of Period/	Income	Gain	Investment	Investment	Capital	Return of	Total
For the Period or Year Ended	Year	(Loss) (1)	(Loss) (1)	Operations	Income	Gains	Capital	Distributions

High Yield Bond
01/01/2005 - 06/30/2005 (5)	$7.15	$0.25	($0.22)	$0.03	($0.25)	$—	$—	($0.25)
2004	7.02	0.50	0.13	0.63	(0.50)	—	—	(0.50)
2003	6.28	0.49	0.74	1.23	(0.49)	—	—	(0.49)
2002	7.07	0.57	(0.78)	(0.21)	(0.58)	—	—	(0.58)
2001	7.70	0.73	(0.62)	0.11	(0.74)	—	—	(0.74)
2000	8.81	0.82	(1.13)	(0.31)	(0.80)	—	—	(0.80)

Equity Income
01/01/2005 - 06/30/2005 (5)	$11.83	$0.10	$— (7)	$0.10	($0.01)	($0.36)	$—	($0.37)
2004	10.70	0.17	1.13	1.30	(0.17)	—	—	(0.17)
2003	8.57	0.13	2.12	2.25	(0.12)	—	—	(0.12)
01/02/2002 - 12/31/2002	10.00	0.08	(1.43)	(1.35)	(0.08)	—	—	(0.08)

Large-Cap Value
01/01/2005 - 06/30/2005 (5)	$12.62	$0.12	($0.16)	($0.04)	$—	$—	$—	$—
2004	11.62	0.15	1.00	1.15	(0.15)	—	— (7)	(0.15)
2003	8.95	0.11	2.68	2.79	(0.12)	—	—	(0.12)
2002	11.73	0.10	(2.79)	(2.69)	(0.09)	—	—	(0.09)
2001	12.60	0.09	(0.54)	(0.45)	(0.09)	(0.33)	—	(0.42)
2000	11.09	0.11	1.58	1.69	(0.10)	(0.08)	—	(0.18)

Comstock (11)
01/01/2005 - 06/30/2005 (5)	$10.33	$0.08	($0.18)	($0.10)	$— (7)	($0.38)	$—	($0.38)
2004	8.91	0.10	1.42	1.52	(0.10)	—	—	(0.10)
2003	6.82	0.05	2.09	2.14	(0.05)	—	—	(0.05)
2002	8.77	— (7)	(1.94)	(1.94)	(0.01)	—	—	(0.01)
2001	9.76	0.03	(0.99)	(0.96)	(0.03)	—	—	(0.03)
10/02/2000 - 12/31/2000	10.00	0.03	(0.25)	(0.22)	(0.02)	—	—	(0.02)

Mid-Cap Growth
01/01/2005 - 06/30/2005 (5)	$6.82	($0.01)	$0.21	$0.20	$—	$—	$—	$—
2004	5.61	(0.03)	1.24	1.21	—	—	—	—
2003	4.30	(0.02)	1.33	1.31	—	—	—	—
2002	8.12	(0.01)	(3.81)	(3.82)	—	—	—	—
01/02/2001 - 12/31/2001	10.00	(0.01)	(1.87)	(1.88)	—	—	—	—

[Additional columns below]

[Continued from above table, first column(s) repeated]

		Ratios / Supplemental Data
							Ratios
						Ratios	of Net
				Ratios of	Ratios of	of Net	Investment
				Expenses	Expenses	Investment	Income
	Net		Net	After	Before	Income (Loss)	(Loss) Before
	Asset		Assets,	Expense	Expense	After Expense	Expense
	Value,		End of	Reductions to	Reductions to	Reductions to	Reductions to	Portfolio
	End of	Total	Period/Year	Average Net	Average Net	Average Net	Average Net	Turnover
For the Period or Year Ended	Period/Year	Returns (2)	(in thousands)	Assets (3), (4)	Assets (4)	Assets (4)	Assets (3), (4)	Rates

High Yield Bond
01/01/2005 - 06/30/2005 (5)	$6.93	0.35%	$854,107	0.64%	0.64%	7.13%	7.12%	44.34%
2004	7.15	9.42%	895,618	0.66%	0.66%	7.12%	7.12%	86.06%
2003	7.02	20.29%	925,494	0.65%	0.65%	7.40%	7.40%	92.04%
2002	6.28	(3.00%)	524,202	0.65%	0.65%	8.70%	8.70%	94.99%
2001	7.07	1.35%	484,683	0.63%	0.64%	9.75%	9.74%	114.19%
2000	7.70	(3.72%)	424,967	0.64%	0.65%	10.02%	10.02%	70.45%

Equity Income
01/01/2005 - 06/30/2005 (5)	$11.56	0.81%	$175,970	0.98%	1.01%	1.41%	1.39%	40.97%
2004	11.83	12.19%	236,577	1.02%	1.04%	1.57%	1.55%	51.07%
2003	10.70	26.24%	185,703	1.05%	1.08%	1.54%	1.51%	66.38%
01/02/2002 - 12/31/2002	8.57	(13.54%)	112,192	1.05%	1.14%	1.45%	1.36%	42.76%

Large-Cap Value
01/01/2005 - 06/30/2005 (5)	$12.58	(0.33%)	$1,709,591	0.87%	0.89%	1.37%	1.36%	34.00%
2004	12.62	9.93%	2,759,827	0.89%	0.90%	1.46%	1.45%	34.94%
2003	11.62	31.24%	1,839,283	0.89%	0.91%	1.36%	1.35%	32.61%
2002	8.95	(22.96%)	1,003,328	0.89%	0.90%	1.13%	1.13%	41.03%
2001	11.73	(3.65%)	1,048,332	0.88%	0.90%	0.91%	0.89%	40.69%
2000	12.60	15.26%	371,754	0.90%	0.95%	1.06%	1.00%	80.70%

Comstock (11)
01/01/2005 - 06/30/2005 (5)	$9.85	(0.95%)	$828,268	0.99%	0.99%	1.64%	1.64%	13.15%
2004	10.33	17.17%	771,295	1.00%	1.00%	1.34%	1.33%	32.20%
2003	8.91	31.38%	422,539	1.00%	1.02%	1.18%	1.16%	72.23%
2002	6.82	(22.15%)	75,103	1.05%	1.05%	0.02%	0.02%	51.01%
2001	8.77	(9.87%)	86,740	1.05%	1.05%	0.44%	0.43%	91.97%
10/02/2000 - 12/31/2000	9.76	(2.19%)	42,876	1.05%	1.44%	1.30%	0.91%	9.88%

Mid-Cap Growth
01/01/2005 - 06/30/2005 (5)	$7.02	2.99%	$223,489	0.95%	0.95%	(0.40%)	(0.40%)	61.59%
2004	6.82	21.59%	229,789	0.96%	0.96%	(0.48%)	(0.48%)	129.31%
2003	5.61	30.39%	167,630	1.00%	1.06%	(0.55%)	(0.60%)	300.49%
2002	4.30	(47.03%)	92,318	1.00%	1.09%	(0.51%)	(0.60%)	157.58%
01/02/2001 - 12/31/2001	8.12	(18.81%)	99,383	1.00%	1.03%	(0.20%)	(0.23%)	95.48%

See Notes to Financial Statements	See explanation of references on C-7

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each period or year ended were as follows:

		Investment Activities			Distributions
	Net		Net
	Asset		Realized
	Value,		and	Total	Dividends	Distributions	Tax
	Beginning	Net	Unrealized	from	from Net	from	Basis
	of Period/	Investment	Gain	Investment	Investment	Capital	Return of	Total
For the Period or Year Ended	Year	Income (1)	(Loss) (1)	Operations	Income	Gains	Capital	Distributions

Real Estate (12)
01/01/2005 - 06/30/2005 (5)	$21.23	$0.14	$1.50	$1.64	$—	($0.88)	$—	($0.88)
2004	15.85	0.21	5.73	5.94	(0.46)	(0.10)	—	(0.56)
2003	12.08	0.46	4.02	4.48	(0.43)	(0.28)	—	(0.71)
2002	12.80	0.46	(0.47)	(0.01)	(0.35)	(0.36)	—	(0.71)
2001	12.23	0.53	0.49	1.02	(0.40)	(0.05)	—	(0.45)
2000	9.59	0.46	2.65	3.11	(0.46)	(0.01)	—	(0.47)

VN Small-Cap Value (13)
05/02/2005 - 06/30/2005 (5)	$10.00	$0.02	$0.75	$0.77	$—	$—	$—	$—

American Funds Growth-Income (13),(14)
05/02/2005 - 06/30/2005 (5)	$10.00	$0.02	$0.36	$0.38	$—	$—	$—	$—

American Funds Growth (13),(14)
05/02/2005 - 06/30/2005 (5)	$10.00	$0.01	$0.66	$0.67	$—	$—	$—	$—

[Additional columns below]

[Continued from above table, first column(s) repeated]

		Ratios / Supplemental Data
						Ratios	Ratios
				Ratios of	Ratios of	of Net	of Net
				Expenses	Expenses	Investment	Investment
	Net		Net	After	Before	Income After	Income Before
	Asset		Assets,	Expense	Expense	Expense	Expense
	Value,		End of	Reductions to	Reductions to	Reductions to	Reductions to	Portfolio
	End of	Total	Period/Year	Average Net	Average Net	Average Net	Average Net	Turnover
For the Period or Year Ended	Period/Year	Returns (2)	(in thousands)	Assets (3), (4)	Assets (4)	Assets (4)	Assets (3), (4)	Rates

Real Estate (12)
01/01/2005 - 06/30/2005 (5)	$21.99	7.94%	$787,001	1.14%	1.14%	1.98%	1.98%	14.82%
2004	21.23	37.62%	746,211	1.14%	1.14%	3.76%	3.76%	8.70%
2003	15.85	37.52%	484,315	1.14%	1.14%	4.01%	4.01%	10.94%
2002	12.08	(0.32%)	299,735	1.15%	1.15%	4.48%	4.48%	27.12%
2001	12.80	8.55%	236,302	1.15%	1.15%	4.78%	4.78%	30.13%
2000	12.23	32.77%	168,942	1.14%	1.14%	5.16%	5.16%	18.22%

VN Small-Cap Value (13)
05/02/2005 - 06/30/2005 (5)	$10.77	7.75%	$49,195	1.05%	1.05%	1.11%	1.11%	6.72%

American Funds Growth-Income (13),(14)
05/02/2005 - 06/30/2005 (5)	$10.38	3.78%	$582,114	0.92%	1.54%	1.44%	0.82%	9.67%

American Funds Growth (13),(14)
05/02/2005 - 06/30/2005 (5)	$10.67	6.69%	$756,316	0.97%	1.60%	0.92%	0.30%	11.54%

(1)	Per share information reflects reclassifications of certain book/tax differences between net investment income (loss) and net realized and unrealized gain (loss). These book/tax differences are primarily due to differing treatments for foreign currency transactions. The reclassifications had no impact on total net assets or net asset value per share.

(2)	Total returns for periods of less than one full year are not annualized.

(3)	The ratios of expenses after expense reductions to average daily net assets are after custodian credits, recaptured commissions, advisory fee waivers, and adviser expense reimbursements, if any, as discussed in Note 5 to the Financial Statements. The ratios of net investment income (loss) before expense reductions to average daily net assets were grossed up by these custodian credits, recaptured commissions, advisory fee waivers, and adviser expense reimbursements, if any.

(4)	The ratios for periods of less than one full year are annualized.

(5)	Unaudited.

(6)	Prior to 02/01/2005, Concentrated Growth Portfolio was named I-Net Tollkeeper Portfolio.

(7)	Amount represents less than $0.01 per share.

(8)	Prior to 05/01/2005, Fasciano Small Equity Portfolio was named Aggressive Equity Portfolio.

(9)	Prior to 01/01/2003, Main Street Core Portfolio was named Large-Cap Core Portfolio. Prior to 01/01/2002, the portfolio was named Equity Income Portfolio.

(10)	Prior to 05/01/2001, Inflation Managed Portfolio was named Government Securities Portfolio.

(11)	Prior to 05/01/2003, Comstock Portfolio was named Strategic Value Portfolio.

(12)	Prior to 05/01/2002, Real Estate Portfolio was named REIT Portfolio.

(13)	Operations commenced on 05/02/2005.

(14)	The per share amounts and the ratios of expenses and net investment income to average net assets for the Feeder Funds (see Note 1, 2B, and 2E to Financial Statements) assuming inclusion of the Feeder Funds’ proportionate share of the income and expenses of the Master Funds for the period May 2, 2005 to June 30, 2005. In addition, the portfolio turnover rates presented in the above table reflect the portfolio turnover rates experienced by the Master Funds for the six-month period ended June 30, 2005.
See Notes to Financial Statements

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     The Pacific Select Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified management investment company, organized as a Massachusetts business trust and as of June 30, 2005 is comprised of thirty-four separate portfolios: the Blue Chip, Aggressive Growth, Financial Services, Diversified Research, Equity, Technology, Short Duration Bond, Concentrated Growth (formerly I-Net Tollkeeper SM), Growth LT, Focused 30, Health Sciences, Mid-Cap Value, International Value, Capital Opportunities, International Large-Cap, Equity Index, Small-Cap Index, Fasciano Small Equity (formerly Aggressive Equity), Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, High Yield Bond, Equity Income, Large-Cap Value, Comstock , Mid-Cap Growth, Real Estate, VN Small-Cap Value, American Funds® Growth-Income, and American Funds® Growth Portfolios. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are owned. I-Net Tollkeeper is a service mark of Goldman, Sachs & Co., Main Street is a registered trademark of OppenheimerFunds, Inc., and American Funds is a registered trademark of American Funds Distributors, Inc. (“AFD”).
     American Funds Growth-Income and American Funds Growth Portfolios (the “Feeder Portfolios”) invest substantially all of their assets in Class 2 shares of the American Funds Growth-Income Fund and American Funds Growth Fund, respectively, (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is a series of American Funds Insurance Series®, an open-ended investment company that has the same investment objectives as the Feeder Portfolios. The performance of the Feeder Portfolios is directly affected by the performance of the Master Funds. The financial statements of the Master Funds, including the Schedule of Investments, are provided separately and should be read with the Feeder Portfolios’ financial statements. As of June 30, 2005, the American Funds Growth-Income Portfolio owned 3.82%, and the American Funds Growth Portfolio owned 5.12%, of their respective Master Funds. American Funds Insurance Series is a registered trademark of AFD.
     Shares of some or all of the portfolios within the Fund are offered only to Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific Select Variable Annuity Separate Account, Separate Account A, Separate Account B, and Pacific Corinthian Variable Separate Account , each a separate account of Pacific Life Insurance Company (“Pacific Life”), and Pacific Select Exec Separate Account, PL&A Separate Account I, Separate Account A, and Pacific COLI Separate Account II, each a separate account of Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life.
     The portfolios commenced operations as follows: January 4, 1988 — International Value, Multi-Strategy, Main Street Core, Inflation Managed, Managed Bond, Money Market, High Yield Bond; January 30, 1991 — Equity Index; January 4, 1994 — Growth LT; April 1, 1996 — Emerging Markets, Fasciano Small Equity; January 4, 1999 — Mid-Cap Value, Small-Cap Index, Large-Cap Value, Real Estate; January 3, 2000 — Diversified Research, International Large-Cap; May 1, 2000 — Concentrated Growth; October 2, 2000 — Focused 30, Comstock; January 2, 2001 — Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Capital Opportunities, Mid-Cap Growth; January 2, 2002 — Equity Income; May 1, 2003 — Short Duration Bond, Small-Cap Value; May 2, 2005 — VN Small-Cap Value, American Funds Growth-Income, American Funds Growth; August 31, 1983 — Equity as a series of the Pacific Corinthian Variable Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of the financial statements.
     A. Portfolio Valuation
     Each portfolio’s net asset value (“NAV”) per share is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open. For purposes of calculating the NAV, the portfolios use pricing data as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern time, although it occasionally closes earlier.
     Equity securities are generally valued at the last reported sale price for securities traded on a principal exchange (U.S. or foreign). Securities, including options contracts, traded on over-the-counter markets and listed securities for which no sales are reported, are generally valued at the mean between the most recent bid and asked quotes obtained from a quotation reporting system, from established market makers, or from broker-dealers.
     Fixed income securities are generally valued at the mean between the bid and asked prices obtained from pricing sources (including pricing services and quotation reporting systems), market makers, or broker-dealers. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Fund’s Board of Trustees (the “Board”). Money market instruments and short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.
     Securities for which market quotations are not readily available or are deemed to be unreliable or inaccurate are valued at their fair value as determined in good faith pursuant to procedures established by the Board. Fair values may not be indicative of the price that a portfolio could obtain for a security if it were to dispose of the security as of the close of the NYSE.
     In determining the fair value of securities, the Fund may consider available information including information that becomes known after the time of the close of the NYSE, and the values that are determined will be deemed to be the price as of the time of the close of the NYSE.
     If events occur between the time of the determination of the closing price of a foreign security on an exchange or over-the-counter market and the time a portfolio’s NAV is determined, or if, under the Fund’s procedures, the closing price of a foreign security is not deemed to be reliable, and there could be a material effect on a portfolio’s NAV, the security would be valued at fair value as determined in accordance with procedures and methodologies approved by the Board.
     The Fund retains a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data, and fair values determined with the assistance of the service will be based on the data utilized by the service. These fair values may not be indicative of the price that a portfolio could obtain for a foreign

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
security if it were to dispose of the security as of the close of the NYSE.
     Investments in shares of the Master Funds by the Feeder Portfolios are valued at the reported net asset values of the respective Master Funds. Valuation of securities held by the Master Funds is discussed in the notes to the Master Funds financial statements provided separately.
     B. Securities Transactions and Investment Income
     Securities transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date and interest income is not accrued until settlement date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as a portfolio is informed of the ex-dividend date or upon receipt of the dividend. The portfolios estimate components of distributions from Real Estate Investment Trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. Interest Income is recorded on the accrual basis.
     Discounts and premiums are recorded on a daily basis using the effective yield method except for short-term securities and the Money Market Portfolio, which recognize discounts and premiums on a straight-line basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed securities are reported as interest income in the Statements of Operations.
     Amortization of discounts and premiums on inflation-indexed bonds purchased or sold on a forward contract basis is not accrued until settlement date. Forward inflation-indexed bonds (Note 2L) are purchased or sold at the current or spot price, with delivery and settlement at a specified future date, generally a month or more after the trade date. These forward inflation-indexed bond contracts could be renegotiated or reissued prior to the settlement date.
     The Feeder Portfolios record daily their proportionate share of the Master Funds’ investment income, and realized and unrealized gains and losses based on the percentage of ownership on that date.
     C. Distributions to Shareholders
     The portfolios currently declare and pay dividends on net investment income at least annually, except for the Short Duration Bond, Inflation Managed, Managed Bond, Money Market, and High Yield Bond Portfolios, for which dividends are declared and paid monthly. Dividends may be declared less frequently if it is advantageous to the specific portfolio. All realized capital gains are distributed at least annually for all portfolios. All dividends are reinvested in additional shares of the related portfolios.
     Dividends on net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for futures and options, foreign currency transactions, passive foreign investment companies (“PFICs”), post-October losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of paid-in capital. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
     D. Foreign Currency Translation
     Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the end of the reporting period. Purchases and sales of securities, interest income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.
     The Fund does not separately report on the Statement of Operations the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included in net realized and change in unrealized gain or loss from investments.
     Net realized foreign exchange gains and losses arise from sales of a portfolio’s securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities at the period-end, resulting from changes in the exchange rate.
     E. Expense Allocation
     General expenses of the Fund (including custodial asset-based fees, portfolio accounting fees, legal and audit fees, printing and mailing expenses, and fees and expenses of the Independent Trustees) are allocated to each portfolio in proportion to its relative average daily net assets. Expenses directly attributable to a particular portfolio (including advisory fees, custodial transaction-based fees, legal fees, interest expenses, registration fees, and certain taxes) are charged directly to that portfolio. The Feeder Portfolios record daily their proportionate share of the Master Funds’ expenses in addition to their own expenses.
     F. Offering Costs
     The Fund bears all costs associated with offering expenses including legal, printing and internal services support. All such costs are amortized to expense on a straight-line basis over twelve months from commencement of operations.
     G. Equalization
     The Fund follows the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of distributable investment income on the date of the transaction, is credited or charged to undistributed income. As a result, undistributed investment income per share is unaffected by sales or redemptions of Fund shares.
     H. Futures Contracts
     Certain portfolios may enter into futures contracts to manage their exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the portfolio’s cost of the contract. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
     I. Options Contracts
     Certain portfolios may write or purchase call and put options on futures, swaps, securities, or currencies. Writing put options or purchasing call options tends to increase a portfolio’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a portfolio’s exposure to the underlying instrument. When a portfolio writes or purchases a call or put option, an amount equal to the premium received or paid by the portfolio is included in a portfolio’s Statement of Assets and Liability as a liability or an investment and subsequently adjusted to the current market value, based on the option’s quoted daily settlement price of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire unexercised are treated by a portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the portfolio has realized a gain or loss on investment transactions. A portfolio, as a writer of an option, may have no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a portfolio may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid.
     J. Forward Foreign Currency Contracts
     Certain portfolios may enter into forward foreign currency contracts (“forward contracts”) for the purpose of hedging against foreign exchange risk arising from a portfolio’s investment in foreign securities. These contracts are “marked-to-market” daily at the applicable translation rates. A portfolio records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The charge, if any, is recorded as unrealized gains or losses in the Statement of Operations. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies.
     K. Swaps
     Certain portfolios may enter into interest rate, total return, credit default, and other swap agreements in order to obtain a desired return at a lower cost than if a portfolio had invested directly in the asset that yielded the desired return and to manage its exposure to interest and credit risk. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. In connection with these agreements, securities may be identified as collateral in accordance with the terms and the respective swap agreements.
     Interest rate swap agreements involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.
     Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or fall short of the offsetting interest rate obligation, a portfolio will receive a payment from or make a payment to the counterparty.
     In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.
     Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations, when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the portfolios are included as part of realized gain (loss) in the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligations to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.
     L. Inflation-Indexed Bonds
     Certain portfolios may invest in Inflation-Indexed bonds. Inflation-Indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income in the Statements of Operations, even though investors do not receive their principal until maturity.
     M. Stripped Mortgage-Backed Securities
     Certain portfolios may invest in Stripped mortgage-backed securities (“SMBS”). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates. Payments received for IOs are included in interest income in the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to book value of the security on coupon date until maturity. These adjustments are included in interest income in the

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Statements of Operations. Payment received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income on the Statement of Operations.
     N. Government Sponsored Enterprise Securities
     Certain portfolios may invest in securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and similar U.S. Government sponsored entities such as Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks (“FHLBs”). Freddie Mac, Fannie Mae and FHLBs, although chartered and sponsored by Congress, are not funded by Congressional appropriations. The debt and mortgage-backed securities issued by these entities are neither guaranteed nor insured by the U.S. Government.
     O. When-Issued Securities and Delayed-Delivery Transactions
     Certain portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or delayed-delivery basis are identified as such in each applicable portfolio’s Schedule of Investments. When when-issued securities and delayed-delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a when-issued or delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed-delivery basis, the portfolio does not participate in future gains and losses with respect to the security. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.
     P. Short Sales
     Certain portfolios may enter into short sales. A short sale is a transaction in which a portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. A portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
     Q. Repurchase Agreements
     Certain portfolios may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a portfolio are fully collateralized by U.S. Government securities, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s or AAA, AA or A by Standard & Poor’s) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by Pacific Life or a Portfolio Manager. Securities issued by U.S. Government agencies, and such collateral is in the possession of the portfolio’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
     R. Reverse Repurchase Agreements
     Certain portfolios may enter into reverse repurchase agreements. Under the agreement, a portfolio sells securities for cash to another party, usually a bank or a broker-dealer, and agrees to repurchase them within a specified time at an agreed-upon price. A reverse repurchase agreement involves the risk that the market value of the securities sold by the portfolio may decline below the repurchase price of the securities.
     S. General Investment Risks
     The price of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.
     Fixed income securities are affected primarily by the financial condition of the companies that have issued them, and by changes in interest rates.
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.
     For additional risks, refer to discussions on specific types of investments in Notes 2H through 2R above.
3. INVESTMENT ADVISORY, SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS
     Pursuant to an Investment Advisory Agreement, Pacific Life serves as Investment Adviser to the Fund, and receives from the Fund the following advisory fee rates based on an annual percentage of the average daily net assets of each portfolio and the fees are accrued daily by the Fund:

Blue Chip	0.95%
Aggressive Growth	1.00%
Financial Services	1.10%
Diversified Research	0.90%
Equity	0.65%
Technology	1.10%
Short Duration Bond	0.60%
Concentrated Growth	1.05%
Growth LT	0.75%
Focused 30	0.95%
Health Sciences	1.10%
Mid-Cap Value	0.85%
International Value	0.85%
Capital Opportunities	0.80%
International Large-Cap	1.05%
Equity Index	0.25%
Small-Cap Index	0.50%
Fasciano Small Equity	0.80%
Small-Cap Value	0.95%
Multi-Strategy	0.65%
Main Street Core	0.65%
Emerging Markets	1.00%
Managed Bond	0.60%
Inflation Managed	0.60%
Money Market	See (1)
High Yield Bond	0.60%
Equity Income	0.95%
Large-Cap Value	0.85%
Comstock	0.95%
Mid-Cap Growth	0.90%
Real Estate	1.10%
VN Small-Cap Value	0.95%
American Funds Growth-Income	0.95	%(2)
American Funds Growth	0.95	%(2)

(1)	An annual rate of 0.40% of the first $250 million of the average daily net assets, 0.35% of the next $250 million, and 0.30% of the excess of over $500 million.

(2)	Until the earlier to occur of May 1, 2007 or such time as the Feeder Portfolios no longer invest substantially all of their assets in the Master Funds, Pacific Life will limit its total investment advisory fee to 0.36% for each Feeder Portfolio.
     The Board approved an Advisory Fee Reduction Program (the “Program”) that may reduce the advisory fees paid to Pacific Life under the Investment Advisory Agreement. Under this Program, Pacific Life will

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
waive a portion of its advisory fees if the Fund’s weighted average annual total return, without reflecting fees and expenses, for the most recently completed 10 calendar-year period ending December 31st (the “Advisory Fee Reduction Performance”) exceeds an annual rate of 8.00%. The amount, if any, by which the advisory fees will be reduced, will depend upon the amount by which the Advisory Fee Reduction Performance exceeds an annual rate of 8.00% and is determined at the beginning of each calendar year. A waiver of the advisory fee would apply for the period beginning May 1st of the year following the 10-calendar year period through April 30th of the following year. This process will be repeated annually until the Program expiration on April 30, 2007. There is no guarantee that Pacific Life will continue the Program after that date. Pursuant to this Program, Pacific Life has agreed to waive 0.00125% of its advisory fee for the period from May 1, 2005 through April 30, 2006 for all portfolios.
     Pursuant to Portfolio Management Agreements, the Fund and Pacific Life engage portfolio managers under Pacific Life’s supervision for thirty of the thirty-four portfolios. The following firms serve as sub-advisers for the respective portfolios: A I M Capital Management, Inc. for the Blue Chip, Aggressive Growth, and Financial Services Portfolios; Capital Guardian Trust Company for the Diversified Research and Equity Portfolios; Columbia Management Advisors, Inc. for the Technology Portfolio; Goldman Sachs Asset Management, L.P. for the Short Duration Bond and Concentrated Growth Portfolios; Janus Capital Management LLC for the Growth LT and Focused 30 Portfolios; Jennison Associates LLC for the Health Sciences Portfolio; Lazard Asset Management LLC for the Mid-Cap Value and International Value Portfolios; MFS Investment Management for the Capital Opportunities and International Large-Cap Portfolios; Mercury Advisors for the Equity Index and Small-Cap Index Portfolios; Neuberger Berman Management Inc. for the Fasciano Small Equity Portfolio; NFJ Investment Group L.P. for the Small-Cap Value Portfolio; OppenheimerFunds, Inc. for the Multi-Strategy, Main Street Core, and Emerging Markets Portfolios; Pacific Investment Management Company LLC for the Managed Bond and Inflation Managed Portfolios; Putnam Investment Management, LLC for the Equity Income Portfolio; Salomon Brothers Asset Management Inc for the Large-Cap Value Portfolio; Van Kampen for the Comstock, Mid-Cap Growth, and Real Estate Portfolios; and Vaughan Nelson Investment Management, L.P. for the VN Small-Cap Value Portfolio. Pacific Life, as Investment Adviser to the Fund, pays the related management fees as compensation for advisory services provided to the Fund.
     Pursuant to the Investment Advisory and Service Agreements between the Master Funds and Capital Research and Management Company (“CRMC”), CRMC serves as the investment adviser for the Master Funds (Note 1). Pacific Life serves as the investment adviser for the Feeder Portfolios.
     Pursuant to an Agreement for Support Services (the “Agreement”), Pacific Life provides support services to the Fund that are outside the scope of Pacific Life’s responsibilities under the Advisory Contract. Under the Agreement, the Fund compensates Pacific Life for its expenses in providing support services to the Fund in connection with various matters, including the expense of registering and qualifying the Fund on state and Federal levels, providing legal and accounting services, maintaining the Fund’s legal existence, shareholders’ meetings, and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Fund reimburses Pacific Life for these support services on an approximate cost basis.
     Pursuant to an Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for the Fund, without remuneration from the Fund.
     Pursuant to a Distribution Agreement, Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as distributor of the Fund’s shares without direct remuneration from the Fund.
4. TRUSTEE DEFERRED COMPENSATION AND RETIREMENT PLANS
     Each Independent Trustee is eligible to participate in the Deferred Compensation Plan (the “Plan”). The Plan allows each Independent Trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of the Fund that are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain Pacific Funds. Pacific Funds is a Delaware statutory trust and is registered under the 1940 Act, as an open-end management investment company. Pacific Life is the Investment Adviser to Pacific Funds. A Trustee who defers compensation has the option to select credit rate options that track the performance of the Class A shares of the corresponding series of the Pacific Funds without a sales load. Accordingly, the market value appreciation/depreciation of the Trustee’s deferred compensation accounts will cause the expenses of the Fund to increase or decrease due to market fluctuation. Effective January 1, 2005, the Plan was frozen to permit no further deferrals. A new Plan was adopted to comply with section 409A of the Internal Revenue Code. The new Plan is substantially similar to the old Plan, but provides that a trustee may receive deferred amounts in the event of a disability or unforeseeable emergency. Also, the new Plan provides that a trustee may only elect to further defer amounts in a deferral account if (i) such election is made more than 12 months prior to the date such account would otherwise be paid; and (ii) the revised date of payment selected is no earlier than 5 years after the date such account would otherwise have been paid. In addition, the Fund maintains a retirement plan for certain eligible Independent Trustees. As of June 30, 2005, the total deferred trustee compensation liability and the accrued present value of the projected retirement benefit obligations were $684,787 and $778,927, respectively.
5. EXPENSE REDUCTIONS
     To help limit fund expenses, Pacific Life has contractually agreed to reduce its investment advisory fees or otherwise reimburse each portfolio other than the American Funds Growth-Income Portfolio, for its operating expenses (including organizational expenses, but not including advisory fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; extraordinary expenses such as litigation expenses and other expenses not incurred in the ordinary course of each portfolio’s business; and expenses of any counsel or other persons or services retained by the Independent Trustees) that exceed an annual rate of 0.10% of a portfolio’s average daily net assets for all portfolios through April 30, 2006. There is no guarantee that Pacific Life will continue to cap expenses after April 30, 2006. Any of such reduction or reimbursement is subject to repayment to Pacific Life, for a period of time as permitted under regulatory and/or accounting standards (currently 3 years from the end of the fiscal year in which the reimbursement took place), to the extent such expenses fall below the expense cap in future years. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the portfolio, but not above the expense cap. In the case of the American

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Funds Growth-Income Portfolio, Pacific Life has contractually agreed to reduce its investment advisory fees or otherwise reimburse the portfolio for its ordinary operating expenses, including advisory fees, and the proportionate share of the net fees and expenses of the Master Fund that exceed an annual rate of 1.01% of its average daily net assets through April 30, 2006. Additionally, if the Securities and Exchange Commission issues an order to permit the substitution of the Equity Income Portfolio with the American Funds Growth-Income Portfolio (Note 15), the term shall be two years from the date the substitution occurs. For the period ended June 30, 2005, no reimbursement was required by Pacific Life.
     The Fund may from time to time enter into directed brokerage agreements that can reduce Fund expenses. The portfolios may benefit because credits, cash or other compensation generated (“recaptured commissions”) through the directed brokerage transactions may be used to offset the portfolios’ custody expenses or to pay other portfolio expenses (excluding expenses payable to affiliates). For the period ended June 30, 2005, the total amount of recaptured commissions credited to the Fund through directed brokerage transactions was $1,119,362.
     The Fund has entered into an arrangement with its custodian, whereby credits are realized as a result of uninvested cash balances.
     The adviser expense reimbursement, recoupment of adviser’s reimbursement, recaptured commissions, and custodian credits, if any, are presented in the accompanying Statements of Operations.
6. TRANSACTIONS WITH AFFILIATES
     The Fund has incurred $114,658,003 of investment advisory fees (after advisory fees waivers of $1,161,258 by Pacific Life, Note 3), and $651,555 of expenses for support services provided by Pacific Life (at approximate cost, Note 3) for the period ended June 30, 2005. As of June 30, 2005, $19,192,945 and $468,097 respectively, remained payable. Total support services expenses incurred by each portfolio for the period ended June 30, 2005, were as follows:

Blue Chip	$26,478
Aggressive Growth	1,600
Financial Services	1,699
Diversified Research	22,862
Equity	6,884
Technology	1,874
Short Duration Bond	27,741
Concentrated Growth	1,616
Growth LT	33,399
Focused 30	4,353
Health Sciences	2,682
Mid-Cap Value	42,524
International Value	37,746
Capital Opportunities	4,548
International Large-Cap	42,472
Equity Index	38,661
Small-Cap Index	24,766
Fasciano Small Equity	8,812
Small-Cap Value	10,707
Multi-Strategy	13,260
Main Street Core	33,422
Emerging Markets	17,649
Managed Bond	66,166
Inflation Managed	52,596
Money Market	19,945
High Yield Bond	16,409
Equity Income	6,705
Large-Cap Value	40,975
Comstock	15,769
Mid-Cap Growth	4,345
Real Estate	14,640
VN Small-Cap Value	335
American Funds Growth-Income	3,455
American Funds Growth	4,460
     Pacific Select Distributors, Inc. (“PSD”), a wholly owned subsidiary of Pacific Life, serves as the distributor of the Fund. PSD receives a Rule 12b-1 service fee from the Master Funds at an annual rate of 0.25% of the average daily net assets of the shares of each Master Fund attributable to the applicable Feeder Portfolios. PSD pays to AFD, the principal underwriter of the American Funds Insurance Series (Note 1), a marketing expense allowance for AFD’s marketing assistance equal to 0.16% of purchase payments made through investments by the Feeder Portfolios in the Master Funds. For the period ended June 30, 2005, the Master Funds incurred $479,825 of 12b-1 service fees to PSD, of which $270,190 remained payable as of June 30, 2005. For the same period, PSD incurred $97,858 of marketing expense allowance to AFD, of which the entire amount remained payable as of June 30, 2005.
     Certain officers and directors of Pacific Life are also officers and trustees of the Fund.
7. SECURITIES LENDING
     The Fund may loan securities to certain brokers, dealers and other financial institutions who pay the Fund’s negotiated lenders’ fees. The Fund receives cash, letters of credit, or U.S. Government securities in an amount equal to 102% of the market value of loaned U.S. securities, including American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”), and 105% of the market value of loaned foreign securities, at the inception of each loan. The loans will be collateralized at all times in an amount equal to at least 100% of the market value of the securities loaned. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral received is invested in State Street Navigator Security Prime Portfolio, a regulated investment company offered by State Street Corporation. The market values of securities loaned by the Fund and the collateral held for securities on loan as of June 30, 2005, were as follows:

	Market	Cash	Non-Cash
	Value	Collateral	Collateral
	of	Received for	Received for
	Securities	Loans	Loans
Portfolio	on loan	Outstanding	Outstanding

Blue Chip	$57,136,182	$58,887,187	$—
Aggressive Growth	14,336,725	14,640,183	—
Financial Services	7,423,452	7,660,500	—
Diversified Research	114,849,275	118,409,779	—
Equity	33,095,266	34,234,984	—
Technology	20,804,657	21,194,363	—
Short Duration Bond	157,908,578	160,946,011	—
Concentrated Growth	2,547,817	2,605,380	—
Growth LT	89,619,349	93,724,966	—
Focused 30	23,816,445	24,476,267	—
Health Sciences	29,515,235	30,299,660	—
Mid-Cap Value	268,967,041	274,730,777	—
International Value	353,030,851	371,040,685	—
Capital Opportunities	8,518,564	8,822,653	—
International Large-Cap	559,805,613	590,508,560	—
Equity Index	63,539,364	65,781,910	—
Small-Cap Index	375,024,604	387,146,099	430,501
Fasciano Small Equity	123,423,033	127,970,549	6,527
Small-Cap Value	115,177,153	118,511,059	—
Multi-Strategy	43,260,228	44,668,127	—
Main Street Core	57,820,579	59,098,722	—
Emerging Markets	76,362,002	78,907,009	—
Managed Bond	453,389,901	462,007,646	—
Inflation Managed	4,719,134	4,815,000	—
High Yield Bond	123,703,937	126,073,122	—
Equity Income	7,679,242	7,889,277	—
Large-Cap Value	191,809,654	194,770,456	4,023,606
Comstock	38,095,762	38,953,004	—

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Market	Cash	Non-Cash
	Value	Collateral	Collateral
	of	Received for	Received for
	Securities	Loans	Loans
Portfolio	on loan	Outstanding	Outstanding

Mid-Cap Growth	52,681,768	54,107,329	—
Real Estate	182,496,580	186,056,856	—
VN Small-Cap Value	12,282,547	12,616,924	—
     Cash collateral received for security lending transactions is presented in the respective Schedule of Investments. The related amount payable on return of the securities on loan, where cash collateral is received, is shown on the respective Statements of Assets and Liabilities. Income generated from securities lending is presented in the respective Statements of Operations.
8. COMMITTED LINE OF CREDIT
     The Fund has an unsecured $75,000,000 committed revolving line of credit agreement. The interest rate on the borrowing is the bank’s overnight Federal funding rate plus 0.50% (3.94% as of June 30, 2005). The Fund agrees to pay to the bank a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount up to a maximum of $75,000 annually. The commitment fees and interest incurred by the Fund are combined and presented in the accompanying Statements of Operations and allocated on each Portfolio’s net assets. The weighted average interest rate and the average dollar amount of borrowings on those days that the portfolio had a loan outstanding during the period ended June 30, 2005 for each portfolio were as follows:

	Weighted	Average
	Average	Dollar
	Interest	Amount of
Portfolio	Rate	Borrowing

Aggressive Growth	3.14%	$2,153,803
Financial Services	3.11%	1,542,994
Equity	3.04%	1,168,577
Technology	3.37%	1,369,779
Concentrated Growth	3.13%	522,607
Focused 30	3.55%	1,346,864
Health Sciences	3.55%	2,751,568
Mid-Cap Value	3.55%	5,010,788
Capital Opportunities	3.63%	1,375,101
Equity Index	3.34%	3,096,501
Fasciano Small Equity	3.38%	447,323
Emerging Markets	3.09%	5,410,841
High Yield Bond	3.35%	6,313,188
Equity Income	3.56%	395,023
Mid-Cap Growth	3.25%	2,749,739
9. PURCHASES AND SALES OF SECURITIES
     Purchases and sales of securities (excluding short-term investments, the Money Market Portfolio since it trades exclusively in short-term debt securities, and the Feeder Portfolios since they invest exclusively in the Master Funds) for the period ended June 30, 2005, are summarized in the following table:

	U.S. Government Securities		Other Securities
Portfolio	Purchases	Sales	Purchases	Sales

Blue Chip	$—	$—	$499,981,344	$1,257,641,882
Aggressive Growth	—	—	85,193,373	90,959,933
Financial Services	—	—	11,803,188	26,052,122
Diversified Research	—	—	526,063,408	81,166,178
Equity	—	—	414,560,132	453,798,415
Technology	—	—	122,367,189	130,819,499
Short Duration Bond	544,639,399	529,185,338	422,081,088	245,811,361
Concentrated Growth	—	—	51,281,482	52,823,915
Growth LT	—	—	345,239,359	598,598,730
Focused 30	—	—	41,861,076	44,076,586
Health Sciences	—	—	127,988,353	130,287,865
Mid-Cap Value	—	—	1,373,870,574	719,924,534
International Value	—	—	180,128,302	544,206,852
Capital Opportunities	—	—	129,163,548	369,973,499
International Large-Cap	—	—	993,135,616	379,002,906
Equity Index	—	—	522,580,755	89,613,957
Small-Cap Index	—	—	237,501,157	258,918,292
Fasciano Small Equity	—	—	452,113,681	290,592,577
Small-Cap Value	—	—	109,002,836	246,455,140
Multi-Strategy	841,816,515	850,220,388	148,427,952	120,119,265
Main Street Core	—	—	1,038,258,028	670,041,418
Emerging Markets	—	—	355,768,675	170,930,718
Managed Bond	11,620,847,300	9,785,686,949	533,417,435	264,605,264
Inflation Managed	18,056,856,516	18,118,698,062	298,984,478	75,460,586
High Yield Bond	—	—	374,437,047	352,091,623
Equity Income	—	—	88,273,148	144,236,913
Large-Cap Value	—	—	788,778,766	1,658,939,495
Comstock	—	—	165,347,001	97,011,212
Mid-Cap Growth	—	—	133,338,460	145,693,675
Real Estate	—	—	105,734,587	105,055,872
VN Small-Cap Value	—	—	46,533,221	2,900,383
10. TAX CHARACTER OF DISTRIBUTIONS
     The tax character of distributions paid during the period ended June 30, 2005, was as follows:

	Distributions Paid From
		Long-term
	Ordinary	Capital	Total
Portfolio	Income	Gains	Distributions

Blue Chip	$83,505	$—	$83,505
Financial Services	144,188	451,989	596,177
Equity	104,881	—	104,881
Short Duration Bond	20,195,360	—	20,195,360
Growth LT	627,637	—	627,637
Focused 30	29,284	—	29,284
Health Sciences	—	2,560,317	2,560,317
Mid-Cap Value	105,610,919	95,181,455	200,792,374
International Value	3,260,568	—	3,260,568
Capital Opportunities	91,814	—	91,814
Equity Index	1,164,566	8,600,921	9,765,487
Small-Cap Value	10,425,764	9,812,352	20,238,116
Main Street Core	210,179	—	210,179
Emerging Markets	949,580	—	949,580
Managed Bond	81,673,397	65,268,605	146,942,002
Inflation Managed	202,784,809	3,098,694	205,883,503
Money Market	11,920,058	—	11,920,058
High Yield Bond	29,309,174	—	29,309,174
Equity Income	313,349	5,163,714	5,477,063
Comstock	3,066,711	27,014,497	30,081,208
Real Estate	—	29,903,246	29,903,246

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     The tax character of distributions paid during the year ended December 31, 2004, was as follows:

	Distributions Paid From
		Long-term
	Ordinary	Capital	Total
Portfolio	Income	Gains	Distributions

Blue Chip	$11,292,673	$—	$11,292,673
Financial Services	830,406	—	830,406
Diversified Research	3,242,502	—	3,242,502
Equity	2,737,260	—	2,737,260
Short Duration Bond	30,035,338	—	30,035,338
Focused 30	44,443	—	44,443
Mid-Cap Value	5,531,112	—	5,531,112
International Value	30,268,159	—	30,268,159
Capital Opportunities	2,450,596	—	2,450,596
International Large-Cap	15,820,592	—	15,820,592
Equity Index	28,238,862	—	28,238,862
Small-Cap Index	7,760,247	—	7,760,247
Fasciano Small Equity	1,662,846	—	1,662,846
Small-Cap Value	17,592,085	1,178,507	18,770,592
Multi-Strategy	10,434,467	—	10,434,467
Main Street Core	17,743,309	—	17,743,309
Emerging Markets	9,738,667	—	9,738,667
Managed Bond	85,273,197	30,608,399	115,881,596
Inflation Managed	141,875,433	3,183,920	145,059,353
Money Market	12,321,682	—	12,321,682
High Yield Bond	59,989,809	—	59,989,809
Equity Income	3,310,515	—	3,310,515
Large-Cap Value	33,324,297	—	33,324,297
Comstock	7,649,406	—	7,649,406
Real Estate	13,046,576	6,068,222	19,114,798
     As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

	Accumulated		Undistributed
	Capital	Undistributed	Long-term	Unrealized
	and	Ordinary	Capital	Appreciation
Portfolio	Other Losses	Income	Gains	(Depreciation)

Blue Chip	($114,477,962)	$83,505	$—	$138,365,759
Aggressive Growth	(6,547,698)	—	—	7,460,657
Financial Services	—	144,188	451,989	12,098,762
Diversified Research	(24,106,511)	—	—	87,076,028
Equity	(428,555,956)	104,881	—	31,264,108
Technology	(39,423,910)	—	—	13,004,509
Short Duration Bond	(17,592,442)	286,770	—	(5,202,087)
Concentrated Growth	(90,063,168)	—	—	1,447,844
Growth LT	(1,596,586,861)	627,637	—	367,979,761
Focused 30	(19,760,255)	29,284	—	15,993,271
Health Sciences	(15,454)	—	2,560,317	8,673,457
Mid-Cap Value	—	105,610,919	95,181,455	245,780,955
International Value	(248,568,075)	3,260,568	—	406,816,518
Capital Opportunities	(22,885,641)	91,814	—	32,056,132
International Large-Cap	(45,265,124)	—	—	270,931,981
Equity Index	—	1,164,566	8,600,921	26,682,906
Small-Cap Index	(103,730,020)	—	—	185,299,922
Fasciano Small Equity	(122,816,507)	—	—	42,263,677
Small-Cap Value	—	10,425,764	9,812,352	110,871,551
Multi-Strategy	(61,778,913)	—	—	77,267,677
Main Street Core	(271,817,362)	210,179	—	83,997,266
Emerging Markets	(35,784,203)	949,580	—	220,893,209
Managed Bond	(20,734,789)	38,609,874	65,268,605	27,539,650
Inflation Managed	(25,344,779)	176,389,438	3,098,694	14,071,967
Money Market	—	84,024	—	—
High Yield Bond	(156,045,278)	405,466	—	52,656,506
Equity Income	—	313,349	5,163,714	34,734,138
Large-Cap Value	(71,292,424)	—	—	300,480,991
Comstock	—	3,066,711	27,014,497	98,037,596
Mid-Cap Growth	(38,553,708)	—	—	37,585,208
Real Estate	—	—	29,903,246	241,996,240
     The components of the accumulated capital and other losses as of June 30, 2005, are summarized in Note 11.
11. FEDERAL INCOME TAX
     Each portfolio intends to qualify as a regulated investment company and distribute substantially all its taxable income and capital gains to its shareholders. Each portfolio presented in the first table on the following page declared and paid sufficient dividends on net investment income and capital gains distributions during 2004 to qualify as a regulated investment company and is not required to pay Federal income tax under Regulation M of the Internal Revenue Code (“the Code”). Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each portfolio.
     Net capital loss carryovers and post-October capital losses, if any, as of December 31, 2004 are available to offset future realized capital gains and thereby reduce future capital gain distributions. Post-October

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
foreign currency losses, if any, will offset future net investment income and thereby reduce future ordinary income distributions. The net capital loss carryovers, and the post-October capital and foreign currency losses deferred as of December 31, 2004, are presented in the first table below. The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investment securities for Federal income tax purposes, excluding the Feeder Portfolios, as of June 30, 2005, are presented in the second table below:

								Post-	Post-
	Net Capital							October	October	Accumulated
	Loss	Net Capital Loss Carryover Expiring in						Capital Loss	Foreign	Capital and
Portfolio	Carryover	2007	2008	2009	2010	2011	2012	Deferral	Currency	Other Losses

Blue Chip	($111,170,462)	$—	$—	($573,352)	($83,489,546)	($27,107,564)	$—	($3,307,500)	$—	($114,477,962)
Aggressive Growth	(6,547,698)	—	—	—	(6,547,698)	—	—	—	—	(6,547,698)
Financial Services	—	—	—	—	—	—	—	—	—	—
Diversified Research	(24,106,511)	—	—	—	(6,401,992)	(17,704,519)	—	—	—	(24,106,511)
Equity	(428,555,956)	—	—	(231,836,471)	(136,589,870)	(56,012,015)	(4,117,600)	—	—	(428,555,956)
Technology	(39,423,910)	—	—	(6,363,327)	(29,597,046)	(3,463,537)	—	—	—	(39,423,910)
Short Duration Bond	(15,150,002)	—	—	—	—	(3,181,305)	(11,968,697)	(2,442,440)	—	(17,592,442)
Concentrated Growth	(89,690,920)	—	(60,409)	(47,372,951)	(36,587,462)	(5,670,098)	—	(372,248)	—	(90,063,168)
Growth LT	(1,596,586,861)	—	—	(805,580,912)	(718,788,350)	(72,217,599)	—	—	—	(1,596,586,861)
Focused 30	(19,760,255)	—	—	(12,145,174)	(7,615,081)	—	—	—	—	(19,760,255)
Health Sciences	—	—	—	—	—	—	—	—	(15,454)	(15,454)
Mid-Cap Value	—	—	—	—	—	—	—	—	—	—
International Value	(248,568,075)	—	—	(55,223,748)	(147,433,779)	(45,207,972)	(702,576)	—	—	(248,568,075)
Capital Opportunities	(22,885,641)	—	—	—	(22,885,641)	—	—	—	—	(22,885,641)
International Large-Cap	(45,127,947)	—	—	—	(45,127,947)	—	—	—	(137,177)	(45,265,124)
Equity Index	—	—	—	—	—	—	—	—	—	—
Small-Cap Index	(103,730,020)	—	(5,715,733)	(25,996,140)	(72,018,147)	—	—	—	—	(103,730,020)
Fasciano Small Equity	(122,816,507)	—	—	(53,747,655)	(52,037,967)	(17,030,885)	—	—	—	(122,816,507)
Small-Cap Value	—	—	—	—	—	—	—	—	—	—
Multi-Strategy	(61,778,913)	—	—	—	—	(61,778,913)	—	—	—	(61,778,913)
Main Street Core	(271,322,137)	—	—	—	(48,886,841)	(222,435,296)	—	(495,225)	—	(271,817,362)
Emerging Markets	(35,784,203)	—	—	(5,087,783)	(30,696,420)	—	—	—	—	(35,784,203)
Managed Bond	—	—	—	—	—	—	—	(20,734,789)	—	(20,734,789)
Inflation Managed	—	—	—	—	—	—	—	(25,344,779)	—	(25,344,779)
Money Market	—	—	—	—	—	—	—	—	—	—
High Yield Bond	(156,045,278)	(8,953,163)	(14,144,174)	(53,840,090)	(64,602,916)	(14,504,935)	—	—	—	(156,045,278)
Equity Income	—	—	—	—	—	—	—	—	—	—
Large-Cap Value	(71,292,424)	—	—	—	(6,744,142)	(64,548,282)	—	—	—	(71,292,424)
Comstock	—	—	—	—	—	—	—	—	—	—
Mid-Cap Growth	(38,553,708)	—	—	—	(38,553,708)	—	—	—	—	(38,553,708)
Real Estate	—	—	—	—	—	—	—	—	—	—

	Total			Net
	Cost on	Gross	Gross	Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Portfolio	Basis	Appreciation	Depreciation	(Depreciation)

Blue Chip	$1,052,360,033	$61,913,429	($43,270,617)	$18,642,812
Aggressive Growth	93,334,824	3,579,698	(3,036,292)	543,406
Financial Services	82,417,584	8,140,378	(4,088,822)	4,051,556
Diversified Research	1,070,589,346	105,397,767	(28,544,173)	76,853,594
Equity	350,101,926	15,680,423	(16,000,903)	(320,480)
Technology	103,411,776	7,030,069	(2,090,364)	4,939,705
Short Duration Bond	1,537,493,883	1,581,182	(7,069,811)	(5,488,629)
Concentrated Growth	63,763,115	2,266,744	(5,768,233)	(3,501,489)
Growth LT	1,350,828,635	281,009,761	(63,782,135)	217,227,626
Focused 30	116,487,533	13,180,779	(680,620)	12,500,159
Health Sciences	146,206,947	13,115,115	(2,554,956)	10,560,159
Mid-Cap Value	2,545,862,064	209,491,872	(47,370,113)	162,121,759
International Value	1,808,137,475	294,027,236	(28,364,667)	265,662,569
Capital Opportunities	106,093,317	5,926,320	(8,611,676)	(2,685,356)
International Large-Cap	2,727,728,055	222,599,475	(48,292,798)	174,306,677
Equity Index	2,210,845,021	310,505,169	(326,365,674)	(15,860,505)
Small-Cap Index	1,557,937,751	200,475,330	(87,511,421)	112,963,909
Fasciano Small Equity	606,888,883	29,548,832	(9,222,051)	20,326,781
Small-Cap Value	507,808,253	77,583,068	(9,526,097)	68,056,971
Multi-Strategy	669,090,237	73,271,450	(15,866,797)	57,404,653
Main Street Core	1,787,932,291	126,429,143	(76,088,215)	50,340,928
Emerging Markets	787,667,450	228,238,273	(17,401,713)	210,836,560
Managed Bond	5,103,377,527	60,816,254	(31,495,513)	29,320,741
Inflation Managed	5,115,219,129	9,671,435	(26,240,948)	(16,569,513)
Money Market	955,874,300	—	—	—
High Yield Bond	947,264,380	34,255,501	(10,438,927)	23,816,574
Equity Income	170,717,136	18,245,707	(4,351,268)	13,894,439
Large-Cap Value	1,822,116,726	132,695,401	(57,789,668)	74,905,733
Comstock	812,829,333	76,187,935	(21,804,592)	54,383,343
Mid-Cap Growth	250,460,401	32,979,733	(4,976,959)	28,002,774
Real Estate	715,800,033	259,255,004	(958,104)	258,296,900
VN Small-Cap Value	62,029,323	2,765,633	(327,190)	2,438,443

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
12. REORGANIZATION
     On April 30, 2004, the Small-Cap Index (the “Surviving Portfolio”), acquired all of the assets and liabilities of the Small-Cap Equity (the “Acquired Portfolio”), in a tax-free exchange for shares of the Surviving Portfolio, pursuant to the plan of reorganization (“Reorganization”) approved by the Board and shareholders of record, as of the applicable record date, of the Acquired Portfolio. Reorganization costs were approximately $200,000 (excluding settlement and custodial expenses associated with Reorganization transactions), which was paid by Pacific Life subject to partial contribution by the Small-Cap Index sub-adviser via waiver of portfolio management fees associated with assets acquired in the Reorganization. The value of shares issued by the Surviving Portfolio is presented in the Statements of Changes in Net Assets. The number of shares acquired and issued by the Surviving Portfolio, the net assets and unrealized depreciation as of the Reorganization date immediately prior to and after the Reorganization were as follows:

Acquired
				Shares	Surviving	Acquired	Net Assets	Portfolio
Date of	Surviving	Acquired	Shares	Issued In	Portfolio	Portfolio	After	Unrealized
Reorganization	Portfolio	Portfolio	Acquired	Acquisition	Net Assets	Net Assets	Reorganization	Depreciation

April 30, 2004	Small-Cap Index	Small-Cap Equity	30,518,481	45,602,630	$649,681,038	$539,910,420	$1,189,591,458	$23,569,409
13. SHARES OF BENEFICIAL INTEREST
     Change in shares of beneficial interest of each portfolio for the period ended June 30, 2005 and the year ended December 31, 2004, were as follows:

	Blue Chip		Aggressive Growth		Financial Services
	2005	2004	2005	2004	2005	2004

Shares sold	29,357,971	94,534,300	1,955,817	3,764,752	593,578	2,406,203
Dividend and distribution reinvested	10,871	1,440,323	—	—	57,427	77,301
Shares repurchased	(135,089,190)	(3,458,223)	(2,980,267)	(2,579,831)	(2,120,814)	(3,366,628)

Net increase (decrease)	(105,720,348)	92,516,400	(1,024,450)	1,184,921	(1,469,809)	(883,124)
Shares outstanding, beginning of period/year	239,512,849	146,996,449	9,965,902	8,780,981	9,036,718	9,919,842

Shares outstanding, end of period/year	133,792,501	239,512,849	8,941,452	9,965,902	7,566,909	9,036,718

	Diversified Research		Equity		Technology
	2005	2004	2005	2004	2005	2004

Shares sold	43,328,891	18,265,383	436,784	2,085,636	5,044,933	8,314,313
Dividend and distribution reinvested	—	275,256	5,904	150,854	—	—
Shares repurchased	(3,754,891)	(6,756,171)	(2,363,881)	(6,776,800)	(7,232,370)	(14,827,219)

Net increase (decrease)	39,574,000	11,784,468	(1,921,193)	(4,540,310)	(2,187,437)	(6,512,906)
Shares outstanding, beginning of period/year	49,387,270	37,602,802	19,846,695	24,387,005	20,938,654	27,451,560

Shares outstanding, end of period/year	88,961,270	49,387,270	17,925,502	19,846,695	18,751,217	20,938,654

	Short Duration Bond		Concentrated Growth		Growth LT
	2005	2004	2005	2004	2005	2004

Shares sold	24,461,287	60,082,491	3,148,768	5,377,556	2,702,814	11,310,492
Dividend and distribution reinvested	2,071,032	3,046,289	—	—	33,008	—
Shares repurchased	(30,230,627)	(9,178,530)	(3,628,552)	(9,339,944)	(19,800,899)	(16,229,598)

Net increase (decrease)	(3,698,308)	53,950,250	(479,784)	(3,962,388)	(17,065,077)	(4,919,106)
Shares outstanding, beginning of period/year	143,804,779	89,854,529	14,058,970	18,021,358	94,874,796	99,793,902

Shares outstanding, end of period/year	140,106,471	143,804,779	13,579,186	14,058,970	77,809,719	94,874,796

	Focused 30		Health Sciences		Mid-Cap Value
	2005	2004	2005	2004	2005	2004

Shares sold	3,711,096	5,399,818	1,844,939	4,334,234	45,165,699	26,467,875
Dividend and distribution reinvested	3,466	5,423	269,663	—	12,048,212	303,889
Shares repurchased	(3,191,759)	(4,215,205)	(2,249,917)	(4,843,653)	(6,617,425)	(11,948,843)

Net increase (decrease)	522,803	1,190,036	(135,315)	(509,419)	50,596,486	14,822,921
Shares outstanding, beginning of period/year	11,564,853	10,374,817	13,054,329	13,563,748	92,851,695	78,028,774

Shares outstanding, end of period/year	12,087,656	11,564,853	12,919,014	13,054,329	143,448,181	92,851,695

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	International Value		Capital Opportunities		International Large-Cap
	2005	2004	2005	2004	2005	2004

Shares sold	13,715,709	52,376,102	3,903,992	13,379,633	81,413,063	75,548,536
Dividend and distribution reinvested	220,427	2,068,836	10,700	281,443	—	2,090,811
Shares repurchased	(39,105,993)	(35,714,747)	(34,586,100)	(4,750,058)	(5,290,606)	(14,549,896)

Net increase (decrease)	(25,169,857)	18,730,191	(30,671,408)	8,911,018	76,122,457	63,089,451
Shares outstanding, beginning of period/year	142,085,693	123,355,502	41,796,819	32,885,801	227,291,051	164,201,600

Shares outstanding, end of period/year	116,915,836	142,085,693	11,125,411	41,796,819	303,413,508	227,291,051

	Equity Index		Small-Cap Index		Fasciano Small Equity
	2005	2004	2005	2004	2005	2004

Shares sold	22,641,778	7,668,335	6,014,479	19,671,109	24,789,275	5,151,455
Shares issued in connection with acquisition (1)	—	—	—	45,602,630	—	—
Dividend and distribution reinvested	342,332	980,342	—	568,748	—	156,011
Shares repurchased	(7,717,659)	(10,783,883)	(11,235,975)	(20,706,612)	(2,651,373)	(13,318,562)

Net increase (decrease)	15,266,451	(2,135,206)	(5,221,496)	45,135,875	22,137,902	(8,011,096)
Shares outstanding, beginning of period/year	59,893,165	62,028,371	100,080,192	54,944,317	25,313,940	33,325,036

Shares outstanding, end of period/year	75,159,616	59,893,165	94,858,696	100,080,192	47,451,842	25,313,940

	Small-Cap Value		Multi-Strategy		Main Street Core
	2005	2004	2005	2004	2005	2004

Shares sold	6,991,806	18,330,580	1,106,466	2,589,566	20,303,977	10,997,588
Dividend and distribution reinvested	1,396,014	1,347,655	—	641,286	10,394	875,588
Shares repurchased	(18,133,807)	(4,798,433)	(3,215,907)	(6,091,443)	(2,326,269)	(4,070,077)

Net increase (decrease)	(9,745,987)	14,879,802	(2,109,441)	(2,860,591)	17,988,102	7,803,099
Shares outstanding, beginning of period/year	40,176,899	25,297,097	38,220,198	41,080,789	70,362,666	62,559,567

Shares outstanding, end of period/year	30,430,912	40,176,899	36,110,757	38,220,198	88,350,768	70,362,666

	Emerging Markets		Managed Bond		Inflation Managed
	2005	2004	2005	2004	2005	2004

Shares sold	16,195,089	24,543,858	25,696,048	41,255,479	22,172,697	49,010,472
Dividend and distribution reinvested	69,095	769,092	13,317,116	10,419,125	17,660,918	12,299,671
Shares repurchased	(3,295,213)	(5,456,346)	(5,677,767)	(21,380,550)	(5,906,684)	(7,332,736)

Net increase	12,968,971	19,856,604	33,335,397	30,294,054	33,926,931	53,977,407
Shares outstanding, beginning of period/year	52,146,168	32,289,564	265,031,866	234,737,812	188,564,532	134,587,125

Shares outstanding, end of period/year	65,115,139	52,146,168	298,367,263	265,031,866	222,491,463	188,564,532

	Money Market		High Yield Bond		Equity Income
	2005	2004	2005	2004	2005	2004

Shares sold	63,472,344	152,517,128	25,337,559	47,203,587	2,687,170	5,688,578
Dividend and distribution reinvested	1,181,895	1,221,615	4,220,824	8,613,060	477,083	280,637
Shares repurchased	(75,842,093)	(162,919,489)	(31,451,790)	(62,397,752)	(7,940,706)	(3,334,149)

Net increase (decrease)	(11,187,854)	(9,180,746)	(1,893,407)	(6,581,105)	(4,776,453)	2,635,066
Shares outstanding, beginning of period/year	105,922,811	115,103,557	125,221,877	131,802,982	19,994,660	17,359,594

Shares outstanding, end of period/year	94,734,957	105,922,811	123,328,470	125,221,877	15,218,207	19,994,660

	Large-Cap Value		Comstock		Mid-Cap Growth
	2005	2004	2005	2004	2005	2004

Shares sold	19,080,729	63,859,455	14,680,968	27,815,540	4,351,652	10,422,795
Dividend and distribution reinvested	—	2,640,580	3,035,813	741,432	—	—
Shares repurchased	(101,876,983)	(6,074,222)	(8,295,156)	(1,350,217)	(6,227,822)	(6,613,946)

Net increase (decrease)	(82,796,254)	60,425,813	9,421,625	27,206,755	(1,876,170)	3,808,849
Shares outstanding, beginning of period/year	218,734,962	158,309,149	74,634,966	47,428,211	33,700,134	29,891,285

Shares outstanding, end of period/year	135,938,708	218,734,962	84,056,591	74,634,966	31,823,964	33,700,134

	Real Estate		VN Small-Cap Value (2)		American Funds Growth-Income (2)
	2005	2004	2005	2004	2005	2004

Shares sold	2,284,167	7,272,370	4,645,571	—	56,652,090	—
Dividend and distribution reinvested	1,447,586	936,807	—	—	—	—
Shares repurchased	(3,081,141)	(3,611,908)	(79,784)	—	(562,498)	—

Net increase	650,612	4,597,269	4,565,787	—	56,089,592	—
Shares outstanding, beginning of period/year	35,145,545	30,548,276	—	—	—	—

Shares outstanding, end of period/year	35,796,157	35,145,545	4,565,787	—	56,089,592	—

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	American Funds Growth (2)
	2005	2004

Shares sold	71,653,534	—
Dividend and distribution reinvested	—	—
Shares repurchased	(764,128)	—

Net increase	70,889,406	—
Shares outstanding, beginning of period	—	—

Shares outstanding, end of period	70,889,406	—

(1)	See Note 12 to Financial Statements regarding shares issued in connection with acquisition.

(2)	Operations commenced on May 2, 2005 for VN Small-Cap Value, American Funds Growth-Income, and American Funds Growth Portfolios.
14. INDEMNIFICATIONS
     Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Funds. In addition, effective June 8, 2005, the Fund entered into an agreement with each of the Trustees which provides that the Trust will indemnify and hold harmless each Trustee against any expenses actually and reasonably incurred by any Trustee in any proceeding arising out of or in connection with the Trustee’s services to the Fund, to the fullest extent permitted by the Declaration of Trust and By-Laws of the Trust of the Fund, the general trust law of the Commonwealth of Massachusetts, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Fund enters into contracts with service providers and others that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Fund and/or the Trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
15. SUBSTITUTION EVENT
     On January 19, 2005, the Board approved filing an application with the Securities and Exchange Commission (“SEC”) for an order of approval for the substitution of Equity Income Portfolio with shares of the American Funds Growth-Income Portfolio (the “Substitution Application”). The Substitution Application was filed with the SEC on April 29, 2005. If the SEC issues an order to permit the substitution, the Equity Income Portfolio will be liquidated and its shares will be exchanged for shares of the American Funds Growth-Income Portfolio. Approval of the application is expected prior to December 31, 2005.

PACIFIC SELECT FUND
DISCLOSURE OF FUND EXPENSES
(Unaudited)
     We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each portfolio and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005, or from the period of inception for portfolios that started after January 1, 2005, but prior to June 30, 2005. These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy (each a “Variable Contract”), and would be higher if they did.
ACTUAL EXPENSES
     The first line of the table below for each portfolio provides information about actual account values and actual expenses based on each portfolio’s actual performance and each portfolio’s actual expenses, after any applicable fee waivers. The “Ending Account Value” column shown is derived from the portfolio’s actual performance; the “Annualized Expense Ratio” column shows the portfolio’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/05-06/30/05” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past 6-month period from January 1, 2005 to June 30, 2005, or for portfolios that started after January 1, 2005, but prior to June 30, 2005, the applicable period during that time.
     You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each portfolio in your account, simply divide that portfolio’s value by $1,000.00 (for example, an $8,600.00 portfolio value divided by $1,000.00 = 8.6), then multiply the result by the number given for your portfolio(s) in the first line under the heading entitled “Expenses Paid During the Period 01/01/05-06/30/05.”
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The second line of the table for each portfolio provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual portfolio’s expenses, after any applicable fee waivers. It assumes that the portfolio had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.
     You may use the information to compare the ongoing costs of investing in the portfolio to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction or variable contract costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid During
	Value at	Value at	Expense	the Period *
Portfolio	01/01/05	06/30/05	Ratio	01/01/05-06/30/05
Blue Chip
Actual	$1,000.00	$973.10	0.97%	$4.75
Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86

Aggressive Growth
Actual	$1,000.00	$993.10	1.05%	$5.19
Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

Financial Services
Actual	$1,000.00	$969.90	1.14%	$5.57
Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71

Diversified Research
Actual	$1,000.00	$984.50	0.94%	$4.63
Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

Equity
Actual	$1,000.00	$965.60	0.68%	$3.31
Hypothetical	$1,000.00	$1,021.42	0.68%	$3.41

Technology
Actual	$1,000.00	$981.80	1.15%	$5.65
Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76

Short Duration Bond
Actual	$1,000.00	$1,007.70	0.64%	$3.19
Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21

Concentrated Growth (formerly I-Net Tollkeeper)
Actual	$1,000.00	$957.40	1.11%	$5.39
Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56

Growth LT
Actual	$1,000.00	$979.10	0.78%	$3.83
Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91

Focused 30
Actual	$1,000.00	$1,044.90	1.04%	$5.27
Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21

Health Sciences
Actual	$1,000.00	$1,026.50	1.14%	$5.73
Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71

Mid-Cap Value
Actual	$1,000.00	$1,017.30	0.86%	$4.30
Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31
See explanation of symbol on E-2

E-1

PACIFIC SELECT FUND
DISCLOSURE OF FUND EXPENSES (Continued)
(Unaudited)

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid During
	Value at	Value at	Expense	the Period *
Portfolio	01/01/05	06/30/05	Ratio	01/01/05-06/30/05
International Value
Actual	$1,000.00	$987.60	0.92%	$4.53
Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61

Capital Opportunities
Actual	$1,000.00	$977.40	0.83%	$4.07
Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

International Large-Cap
Actual	$1,000.00	$977.40	1.12%	$5.49
Hypothetical	$1,000.00	$1,019.24	1.12%	$5.61

Equity Index
Actual	$1,000.00	$990.90	0.29%	$1.43
Hypothetical	$1,000.00	$1,023.36	0.29%	$1.45

Small-Cap Index
Actual	$1,000.00	$987.20	0.54%	$2.66
Hypothetical	$1,000.00	$1,022.12	0.54%	$2.71

Fasciano Small Equity (formerly Aggressive Equity)
Actual	$1,000.00	$976.30	0.82%	$4.02
Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

Small-Cap Value
Actual	$1,000.00	$1,051.00	0.99%	$5.03
Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

Multi-Strategy
Actual	$1,000.00	$1,013.90	0.70%	$3.50
Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51

Main Street Core
Actual	$1,000.00	$995.40	0.70%	$3.46
Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51

Emerging Markets
Actual	$1,000.00	$1,086.20	1.22%	$6.31
Hypothetical	$1,000.00	$1,018.74	1.22%	$6.11

Managed Bond
Actual	$1,000.00	$1,026.10	0.64%	$3.22
Hypothetical	$1,000.00	$1,021.61	0.64%	$3.21

Inflation Managed
Actual	$1,000.00	$1,025.60	0.64%	$3.21
Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21

Money Market
Actual	$1,000.00	$1,011.40	0.37%	$1.85
Hypothetical	$1,000.00	$1,022.96	0.37%	$1.86

High Yield Bond
Actual	$1,000.00	$1,003.50	0.64%	$3.18
Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21

Equity Income
Actual	$1,000.00	$1,008.10	0.98%	$4.88
Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91

Large-Cap Value
Actual	$1,000.00	$996.70	0.87%	$4.31
Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

Comstock
Actual	$1,000.00	$990.50	0.99%	$4.89
Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

Mid-Cap Growth
Actual	$1,000.00	$1,029.90	0.95%	$4.78
Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76

Real Estate
Actual	$1,000.00	$1,079.40	1.14%	$5.88
Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71

VN Small-Cap Value **
Actual	$1,000.00	$1,077.50	1.05%	$1.79
Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

American Funds Growth-Income **
Actual ***	$1,000.00	$1,037.80	0.92%	$1.54
Hypothetical ***	$1,000.00	$1,020.23	0.92%	$4.61

American Funds Growth **
Actual ***	$1,000.00	$1,066.90	0.97%	$1.65
Hypothetical ***	$1,000.00	$1,019.98	0.97%	$4.86

*	Expenses paid during the period are equal to the portfolio’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 365 days.

**	VN Small-Cap Value, American Funds Growth-Income, and American Funds Growth Portfolios commenced operations on May 2, 2005. The actual portfolio return and expenses paid during the period for these portfolios were for the period from May 2, 2005 through June 30, 2005 instead of for the entire 6-month period. The hypothetical return is based on the entire 6-month period, for comparison purposes.

***	All expense examples for American Funds Growth-Income and American Funds Growth Portfolios reflect the expenses of both the Feeder and Master Funds (See Note 1 and 2E to Financial Statements).

E-2

PACIFIC SELECT FUND
TRUSTEES AND OFFICERS INFORMATION
(Unaudited)
     The business and affairs of the Fund are managed under the direction of the Board of Trustees under the Fund’s Declaration of Trust. Information pertaining to the trustees and officers of the Fund is set forth below. Trustees who are not deemed to be “interested persons” of the Fund as defined in the 1940 Act are referred to as “Independent Trustees”. Certain trustees and officers are deemed to be “interested persons” of the Fund and thus are referred to as “Interested Persons”, because of their positions with Pacific Life. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request, at the website, telephone numbers or address listed below:
•	Internet: www.PacificLife.com

•	Pacific Life’s Annuity Contract Owners: 1-800-722-2333

•	Pacific Life’s Life Insurance Policy Owners: 1-800-800-7681

•	PL&A’s Annuity Contract Owners: 1-800-748-6907

•	PL&A’s Life Insurance Policy Owners: 1-888-595-6997
     The address of each trustee and officer is c/o Pacific Select Fund, 700 Newport Center Drive, Newport Beach, CA 92660.

			Number of
	Position(s) with	Current Directorship(s) Held and Principal Occupation(s)	Portfolios in
	the Fund and	(and certain additional occupation information)	Fund Complex
Name and Age	Length of Time Served*	During Past 5 years	Overseen**

INDEPENDENT TRUSTEES***

Frederick L. Blackmon Year of birth 1952	Trustee since 1/01/05	Director of Trustmark Insurance Company; Former Executive Vice President (EVP) and Chief Financial Officer (CFO) of Zurich Life (2003); Former EVP and CFO of Alexander Hamilton Life Insurance Company (subsidiary of Household International)(1995); Former Director of Zurich Life Companies (2003); Former member, Board of Regents, Eastern Michigan University; and Former member, Board of Governors, of Cranbrook Schools.	34

Lucie H. Moore Year of birth 1956	Trustee since 10/01/98	Trustee of Pacific Funds; Chairman of the Development Committee of the Board of Trustees, The Pegasus School; Chairman of the Development Committee of the Board of Directors, Homeword; Advisory Board, Court Appointed Special Advocates (CASA) of Orange County; Former Partner (1994) with Gibson, Dunn & Crutcher (Law).	53

Richard L. Nelson Year of birth 1930	Trustee since 7/21/87	Trustee of Pacific Funds; Former Trustee (2001) PIMCO Funds, Multi-Manager Series; Former Director (2000) of Wynn’s International, Inc. (Industrial); Retired Partner (1983) with Ernst & Young LLP (Accounting and Auditing).	53

Lyman W. Porter Year of birth 1930	Trustee since 7/21/87	Trustee of Pacific Funds; Professor Emeritus of Management in the Merage School of Business at the University of California, Irvine; Member of the Board of Trustees of the American University of Armenia; Former Trustee (2001) PIMCO Funds, Multi-Manager Series; Former Member (1995) of the Academic Advisory Board of the Czechoslovak Management Center; Former Dean (1983) of the Merage School of Business, University of California, Irvine.	53

Alan Richards Year of birth 1930	Trustee since 7/21/87	Trustee of Pacific Funds; Chairman and Co-owner of NETirement.com, Inc. (Retirement Planning Software); Chairman and Co-owner of IBIS Capital, LLC (Financial); Member of the Advisory Board of Lease & Financial International Inc. (Insurance); Former Trustee (2001) PIMCO Funds, Multi-Manager Series; Former Director (1998) of Western National Corporation (Insurance Holding Company); Retired Chairman (1986) of E.F. Hutton Insurance Group; Former Director (1986) of E.F. Hutton and Company, Inc. (Financial); and Former Chairman and CEO (1986) of E.F. Hutton Life Insurance Company.	53

PACIFIC SELECT FUND
TRUSTEES AND OFFICERS INFORMATION(Continued)
(Unaudited)

			Number of
	Position(s) with	Current Directorship(s) Held and Principal Occupation(s)	Portfolios in
	the Fund and	(and certain additional occupation information)	Fund Complex
Name and Age	Length of Time Served*	During Past 5 years	Overseen**

Nooruddin (Rudy) S. Veerjee Year of birth 1958	Trustee since 1/01/05	Private investor; Former President of Transamerica Insurance & Investment Group (2000); Former President of Transamerica Asset Management (1997); Former Chairman and Chief Executive Officer (2000) of Transamerica Premier Funds (Mutual Fund); Former Director of various Transamerica Life Companies (2000).	34

G. Thomas Willis Year of birth 1942	Trustee since 11/17/03	Trustee of Pacific Funds; Certified Public Accountant; Retired Audit Partner (2002) of PricewaterhouseCoopers LLP (Accounting and Auditing).	53

INTERESTED PERSONS

Thomas C. Sutton Year of birth 1942	Chairman of the Board and Trustee since 7/21/87	Chairman of the Board, Director and Chief Executive Officer of Pacific Life, Pacific Mutual Holding Company and Pacific LifeCorp; and similar positions with other subsidiaries and affiliates of Pacific Life; Chairman of the Board and Trustee of Pacific Funds; Director of The Irvine Company (Real Estate); Director of Edison International (Utilities); Former Director of Newhall Land & Farming (2004); Former Management Board Member of PIMCO Advisors L.P. (1997); Former Equity Board Member of PIMCO Advisors L.P. (1997).	53

Glenn S. Schafer Year of birth 1949	President since 2/25/99 and Trustee since 1/01/05	Vice Chairman (4/05 to present), President (1/95 to 4/05) and Director of Pacific Life, Pacific Life & Annuity, Pacific Mutual Holding Company and Pacific LifeCorp and President and Director to other subsidiaries and affiliates of Pacific Life; President and Trustee of Pacific Funds; Director of Beckman Coulter, Inc. (manufacturer of Bio-Medical diagnostic systems); Director of Asset Management Finance Corp.; Former Management Board Member of PIMCO Advisors L.P. (2000); Former Equity Board Member of PIMCO Advisors L.P. (1997).	53

James T. Morris Year of birth 1960	Executive Vice President since 6/08/05	Executive Vice President of Pacific Funds (6/05 to present); Chief Insurance Officer (4/05 to present) and Executive Vice President (1/02 to present), Senior Vice President (4/96 to 1/02), Vice President (4/90 to 4/96), of Pacific Life Insurance Company; Chief Insurance Officer (4/05 to present) and Executive Vice President (1/02 to present), Senior Vice President (8/99 to 1/02) of Pacific Life & Annuity Company; and Executive Vice President and Chief Insurance Officer (7/05 to present) of Pacific Mutual Holding Company and Pacific LifeCorp.	53

Brian D. Klemens Year of birth 1956	Vice President and Treasurer since 4/29/96	Vice President and Treasurer (12/98 to present) of Pacific Life, Pacific Mutual Holding Company, Pacific LifeCorp and similar positions with other subsidiaries and affiliates of Pacific Life; Vice President and Treasurer of Pacific Funds.	53

Robin S. Yonis Year of birth 1954	Vice President and General Counsel since 4/04/05	Vice President (4/04 to present) and Investment Counsel of Pacific Life; Vice President (4/04 to present) of Pacific Life & Annuity Company; Assistant Vice President (11/93 to 4/04) and Investment Counsel (11/93 to present) of Pacific Life; Assistant Vice President (8/99 to 4/04) of Pacific Life & Annuity Company; Vice President and General Counsel of Pacific Funds (6/01 to present).	53

PACIFIC SELECT FUND
TRUSTEES AND OFFICERS INFORMATION(Continued)
(Unaudited)

			Number of
	Position(s) with	Current Directorship(s) Held and Principal Occupation(s)	Portfolios in
	the Fund and	(and certain additional occupation information)	Fund Complex
Name and Age	Length of Time Served*	During Past 5 years	Overseen**

Sharon E. Pacheco Year of birth 1957	Vice President and Chief Compliance Officer since 6/04/04	Vice President (2/00 to present) and Assistant Vice President (11/97 to 2/00) of Pacific Life; Vice President (4/00 to present) and Assistant Vice President (8/99 to 4/00) of Pacific Life & Annuity Company; Chief Compliance Officer (1/03 to present) of Pacific Life and Pacific Life & Annuity Company; Vice President and Chief Compliance Officer (11/03 to present) of Pacific Mutual Holding Company, and Pacific LifeCorp, (6/04 to present) of Pacific Funds.	53

Audrey L. Milfs Year of birth 1945	Secretary since 7/21/87	Director, Vice President, and Secretary of Pacific Life, Pacific Mutual Holding Company, Pacific LifeCorp and similar positions with other subsidiaries of Pacific Life; Secretary of Pacific Funds.	53

Diane N. Ledger Year of birth 1939	Vice President and Assistant Secretary since 7/21/87	Vice President (4/97 to present) of Pacific Life; Vice President (8/99 to present) of Pacific Life & Annuity Company; Vice President and Assistant Secretary (6/01 to present) of Pacific Funds.	53

Laurene E. MacElwee Year of birth 1966	Assistant Vice President and Assistant Secretary since 4/04/05	Assistant Vice President (4/02 to present) of Pacific Life; Vice President (4/05 to present) and Assistant Secretary (6/01 to present) of Pacific Funds.	53

Katayoun Mobedshahi Year of birth 1972	Assistant Vice President and Assistant Secretary since 4/04/05	Assistant Vice President and Investment Counsel of Pacific Life (2/05 to present); Vice President and Assistant Secretary of Pacific Funds (4/05 to present); Associate, Stradley Ronon Stevens & Young, LLP (5/03 to 2/05); Senior Counsel, Securities & Exchange Commission (4/01 to 5/03); Associate General Counsel, North American Securities Administrators Association (NASAA) (10/98 to 4/01).	53

*	Each trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. It is anticipated that three of the Independent Trustees. Messrs. Nelson, Porter, and Richards, will resign on or before December 31, 2005 pursuant to the Fund’s retirement policy.

**	As of June 30, 2005, the “Fund Complex” consisted of Pacific Select Fund (34 portfolios) and Pacific Funds (19 funds).

***	Effective June 30, 2005, Cecilia H. Herbert resigned as an Independent Trustee.

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
AND PORTFOLIO MANAGEMENT AGREEMENTS
(Unaudited)

     The Board of Trustees (the “Board”) of Pacific Select Fund (the “Fund”) oversees the management of each Portfolio of the Fund (the “Portfolios”) and, as required by law, initially approves, and determines annually whether to renew, the investment advisory agreement with Pacific Life (the “Advisory Agreement”) and each Portfolio Management Agreement (the “Portfolio Management Agreements,” together with the Advisory Agreement, the “Agreements”) with the various sub-advisers, or “Portfolio Managers.” Pacific Life serves as the investment adviser for all of the Portfolios and manages two Portfolios directly. The other Portfolios of the Fund are managed by the Portfolio Managers. The Board, including all of the Independent Trustees, last renewed the Advisory Agreement at an in-person meeting of the Trustees held on December 10, 2004. As described in greater detail below, at an in-person meeting held on January 19, 2005, the Board, including all of the Independent Trustees, approved the Advisory Agreement with Pacific Life with respect to three newly organized Portfolios of the Fund – the American Funds Growth-Income Portfolio, the American Funds Growth Portfolio, and the VN Small-Cap Value Portfolio (together, the “New Portfolios”). In addition, as described in greater detail below, at an in-person meeting held on January 19, 2005, the Board, including all of the Independent Trustees, approved new or revised Portfolio Management Agreements with respect to the Fasciano Small Equity Portfolio, Health Sciences Portfolio, Technology Portfolio and Equity Portfolio. At an in-person meeting held on February 5, 2005, the Board, including all of the Independent Trustees, approved the transfer of the Portfolio Management Agreement for the Financial Services Portfolio from INVESCO Institutional (N.A.), Inc. (“INVESCO”) to its affiliate, AIM Capital Management, Inc. (“AIM”). At an in-person meeting held on April 4, 2005, the Board, including all of the Independent Trustees, approved the transfer of the Portfolio Management Agreement for the Mid-Cap Value and International Value Portfolios from Lazard Asset Management to Lazard Asset Management LLC (“LAM LLC”), as well as an amendment to the Portfolio Management Agreement for the Small-Cap Value Portfolio to remove PIMCO Advisors Retail Holdings, LLC (“PARH”) as the co-manager of the Portfolio.

     At these meetings, the Board considered the information provided to assist them in their review of the Agreements and made assessments with respect to each Agreement. Pacific Life and the Portfolio Managers provided materials to the Trustees for their evaluation of the Agreements, and the Independent Trustees were advised by independent legal counsel with respect to these and other relevant matters. Discussed below are factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

Approval of Investment Advisory Agreement

     In evaluating the Advisory Agreement for the New Portfolios, the Board, including the Independent Trustees, considered the following factors, among others:

Nature, Extent and Quality of Services to be Provided

     The Board considered the benefits to shareholders of retaining Pacific Life to serve as the adviser to the New Portfolios in light of the nature, extent, and quality of services expected to be provided by Pacific Life. The Board considered the ability of Pacific Life to provide an appropriate level of support and resources to the New Portfolios and whether Pacific Life has sufficiently qualified personnel. The Board based this review on information and material provided to them throughout the year by Pacific Life. The Board noted the background and experience of Pacific Life’s senior management, and that the expertise of and amount of attention expected to be given to the New Portfolios by Pacific Life’s management and staff is substantial. The Board considered the entrepreneurial risk assumed by Pacific Life because it serves as the sponsor of the Fund and the New Portfolios. The Board also considered Pacific Life’s compliance operations with respect to the Fund, including the measures recently taken by Pacific Life to assist the Fund in complying with Rule 38a-1 under the Investment Company Act of 1940 (the “1940 Act”).

     With respect to the American Funds Growth-Income Portfolio and American Funds Growth Portfolio, the Board also noted that these Portfolios invest all of their assets in the American Funds Growth-Income Fund (the “Growth-Income Fund”) and American Funds Growth Fund (the “Growth Fund”), each of which is a series of the American Funds Insurance Series, a registered open-end investment company (the “Master Funds”). The Board considered the Advisory Agreement for these Portfolios in light of the proposed master/feeder arrangements for these Portfolios, and noted that Pacific Life would monitor the performance of the Master Funds and had assessed the investment performance and reputation of Capital Research and Management Company (“Capital Research”), the investment adviser to the Master Funds, along with the reputation of Capital Research, noting these factors could contribute to increased asset levels in the Portfolios which would benefit shareholders. The Board also considered the investment approach and resources of Capital Research dedicated to the Master Funds. The Board also noted that Pacific Life would have certain compliance responsibilities respecting the master/feeder arrangement.

     The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the New Portfolios by Pacific Life under the Advisory Agreement.

Performance

•	VN Small-Cap Value Portfolio

The Board considered Pacific Life’s efforts to search for and screen advisory firms that are qualified to manage small-capitalization value portfolios, and the identification by Pacific Life of Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) to serve as Portfolio Manager to manage the day-to-day investment activities of the VN Small-Cap Value Portfolio. The Board considered factors concerning

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)

performance in connection with its consideration of this matter and in connection with approval of the related Portfolio Management Agreement with Vaughan Nelson, as described below under the heading “Approval of Portfolio Management Agreements-Performance.”

•	American Funds Growth-Income Portfolio

The Board considered Pacific Life’s efforts to search for and screen advisory firms and funds with advisory firms that are qualified to manage portfolios that fall into a large capitalization value classification. Because the American Funds Growth-Income Portfolio will invest all of its assets in the Growth-Income Fund the Board compared the performance of the Growth-Income Fund during recent one- and two-year and since inception periods with the performance of the Equity Income Portfolio, which has an investment strategy that is comparable to that of the Growth-Income Fund, and to the performance of the Russell 1000 Value Index for the one-, three- and five-year periods. The Board noted that the Growth-Income Fund’s performance was lower than the performance of the Equity Income Portfolio for the one-year period, but exceeded the performance of the Equity Income Portfolio for the two-year and since inception periods, and lower than the one- and three-year performance of the Russell 1000 Value Index, but was comparable to the five-year performance of the Russell 1000 Value Index.

•	American Funds Growth Portfolio

The Board considered Pacific Life’s efforts to search for and screen advisory firms and funds that are qualified to manage portfolios that fall into a large capitalization growth classification. Because the American Funds Growth Portfolio will invest all of its assets in the Growth Fund, the Board compared the performance of the Growth Fund during recent one- and three-year periods to the performance of the Equity Portfolio, which has a strategy comparable to that of the Growth Fund. The Board noted that the Growth Fund’s performance was better than the performance of the Equity Portfolio during these periods. The Board also compared the performance of the Growth Fund during recent one-, three- and five-year periods to a fund managed by a manager that is affiliated with the adviser of the Growth Fund, and which has a strategy comparable to that of the Growth Fund. The Board noted that the Growth Fund’s performance was better during the one-year period than the performance of the comparable fund and that the performance of the funds was comparable during the three-year period. The Board also compared the performance of the Growth Fund to the performance of the S&P 500 Index, one of the Growth Fund’s benchmark indices, and the Russell 1000 Growth Index. The Board noted that the Growth Fund’s performance was better than the performance of the Russell 1000 Growth Index during each of these periods, better than the performance of the S&P 500 Index during the three-year and five-year periods, and comparable to the performance of the S&P 500 Index during the one-year period.

Advisory Fees

•	VN Small-Cap Value Portfolio

The Board compared the VN Small-Cap Value Portfolio’s advisory fee rate to fees charged under other investment advisory contracts for other investment companies managed by Vaughan Nelson in a small-cap value investment style, as well as to other Portfolios of the Fund. The Board also noted that Pacific Life had agreed to certain expense limitations as described in greater detail below.

•	American Funds Growth-Income Portfolio and American Funds Growth Portfolio

The Board compared the advisory fee rates of the American Funds Growth-Income Portfolio and American Funds Growth Portfolio to other advisory fee rates charged to similar funds. Specifically, the Board compared the advisory fee rate of each of the American Funds Growth-Income Portfolio and American Funds Growth Portfolio to the advisory fee rates charged to: (1) variable insurance funds advised by Capital Research, the investment adviser to the Master Funds, which are offered to insurance company separate accounts with investment strategies comparable to those of each of the Portfolios; (2) several unaffiliated funds operating in a similar master-feeder structure with investment strategies comparable to those of the Portfolio; and (3) several unaffiliated funds not operating in a master-feeder structure with investment strategies comparable to those of the Portfolio. In this connection, the Board noted that advisory fee rates in master-feeder arrangements may be structured differently than in more traditional fund structures. The Board also considered this fee structure in the context of advisory fee rates charged to other Portfolios of the Fund, which were reviewed by the Board at the December 10, 2004 Board meeting. The Board considered that Pacific Life has agreed to expense limitations and fee waivers, as discussed in greater detail below. The Board also considered a comparative analysis of expense ratios of other funds that have master/feeder arrangements with the same master funds or other master funds under the same management.

Expense Limitations and Fee Waivers

     The Board considered the Advisory Fee Reduction Program (the “Program”) that was recently put into place by the Fund and Pacific Life, which is applicable to all of the Portfolios of the Fund, including the New Portfolios, and which may reduce the advisory fee paid to Pacific Life under the Advisory Agreement. The Program, which became effective on May 1, 2005, will remain in effect through at least April 30, 2007, after which renewal and the terms of the Program will be reviewed by Pacific Life and the Board. The Board noted that under the Program, the advisory fee paid to Pacific Life by each Portfolio will be reduced so long as the Fund’s weighted average annual total return, without reflecting fees and expenses, for the most recently completed ten calendar year period ending December 31st exceeds an annual rate of 8.00% (the “Waiver Threshold”). Pursuant to the Program, Pacific Life has agreed to waive its advisory fee at the annual rate of 0.00125% of net assets for each Portfolio for the period from May 1, 2005 through April 30, 2006.

     The Board considered that the Program was developed as a result of discussions between the Independent Trustees and Pacific Life about sharing with owners of variable life insurance and variable annuity contracts issued or administered by Pacific Life and its affiliate (“variable contract owners”) the potential

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)

profits that Pacific Life may realize in connection with its services under the Advisory Agreement. The Board further considered that the Waiver Threshold is linked to the performance of all the Portfolios and is intended to benefit shareholders with reduced fees.

     In addition, the Board also considered that to help limit fund expenses, Pacific Life has contractually agreed to reduce all or part of its investment advisory fees or otherwise reimburse each Portfolio other than the American Funds Growth-Income Portfolio, but including the American Funds Growth Portfolio, for its operating expenses (including organizational expenses, but not including advisory fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; extraordinary expenses such as litigation expenses and other expenses not incurred in the ordinary course of each Portfolio’s business; and expenses of any counsel or other persons or services retained by the Fund’s Independent Trustees) that exceed an annual rate of 0.10% of a Portfolio’s average daily net assets at least until April 30, 2006. The Board further considered that this reduction or reimbursement is subject to repayment to Pacific Life, for a period of time as permitted under regulatory and/or accounting standards (currently three years from the end of the fiscal year in which the reimbursement took place), to the extent such expenses fall below the 0.10% expense cap in future years, and that amounts repaid to Pacific Life will have the effect of increasing such expenses of a Portfolio, but not above the 0.10% expense cap. In addition, the Board considered that in the case of the American Funds Growth-Income Portfolio and the American Funds Growth Portfolio, until the earlier to occur of May 1, 2007 or such time as those Portfolios no longer invest substantially all of their assets in a Master Fund, Pacific Life will limit its total investment advisory fee to an annual rate of 0.36% for each Portfolio, and that with respect to the American Funds Growth-Income Portfolio, Pacific Life has contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse the Portfolio for the total of its ordinary operating expenses and the proportionate share of the net fees and expenses of the Master Fund that exceed an annual rate of 1.01% of the Portfolio’s average daily net assets.

Profitability to Pacific Life

     The Board considered the cost of services to be provided and projected profits to be realized by Pacific Life from the relationship with these Portfolios, together with all other Portfolios of the Fund, based on the projected assets, income and expenses of Pacific Life in its relationship with the Fund. The Board considered that the New Portfolios would be included in the Program and be subsidized by Pacific Life under the expense limitation arrangements that are in place, if necessary. The Board also considered the overall financial soundness of Pacific Life and its subsidiaries, as reflected in its consolidated financial statements. The Board reviewed projected profitability information with respect to the profit or loss to Pacific Life from the Advisory Agreement as well as its entire line of business. The Board reviewed the revenues and benefits derived from the Fund as a whole, as well as those that are expected to be derived from the New Portfolios.

     The Board also considered Pacific Life’s efforts and expenses associated with the development and operation of its variable life insurance and variable annuity products, which are funded by the Portfolios, as well as Pacific Life’s anticipated profits and losses and the reasonableness of its financial goals. In addition, the Board considered that Pacific Life pays the Portfolio Managers their portfolio management fees for their services, and not the Fund, and had negotiated graduated fee levels with the Portfolio Manager of the VN Small-Cap Value Portfolio, which might result in a benefit to Pacific Life.

     The Board concluded that the compensation payable under the Advisory Agreement is fair and bears a reasonable relationship to the services rendered.

Economies of Scale

     The Board noted its view that the reputation and performance of Pacific Life and the Portfolio Managers helps the Portfolios attract assets, and the Board considered the extent to which economies of scale may be realized by the New Portfolios as assets grow. The Board noted that the operating expense ratios for other Portfolios of the Fund had generally continued a downward trend over the years as each Portfolio achieved greater size, which was due, in part, to Pacific Life’s and its affiliates’ marketing efforts, as well as Pacific Life’s efforts to contain Fund expenses.

     The Board also noted that the Program was designed to share with shareholders of the Fund the benefits of Pacific Life’s financial performance that are achieved when the Fund’s return exceeds a target rate. Under the Program, when the aggregate performance of the Fund as a whole exceeds the target rate, the Portfolio benefits from a reduction in fees paid to Pacific Life, although the amount of fees paid to the Portfolio Manager by Pacific Life is not reduced.

Quality of Service to Shareholders and Other Factors

     The Board considered the investment-related services rendered by Pacific Life in connection with the variable contracts and noted: the high quality of variable contract owner servicing rendered by Pacific Life, which has received high ratings in industry surveys; the Portfolio Optimization asset allocation service, portfolio rebalancing, and similar services provided to variable contract owners at no additional cost; Pacific Life’s enhanced reporting of financial information to variable contract owners; Pacific Life’s significant investment in technology to facilitate services to variable contract owners and their agents; Pacific Life’s introduction of new products and features in response to variable contract owner needs; the implementation of new compliance procedures related to the Sarbanes-Oxley Act of 2002, and the rules under the Act; and Pacific Life’s plans to arrange for liaison between the Chief Compliance Officer for the Fund and the chief compliance officer of each Portfolio Manager. The Board also considered Pacific Life’s historic role as the sponsor of the Fund and their knowledge of Pacific Life’s operations.

Other Benefits

     The Board considered other benefits that may be received by Pacific Life as a result of Pacific Life’s relationship with the Fund. The Board concluded that any potential benefits to be derived by Pacific Life from its relationship with the New Portfolios includes potential for larger assets under management and reputational benefits, which are consistent with those generally derived by investment advisers to funds.

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)

Conclusion

     After consideration of these factors, the Board found that: (i) the Advisory Agreement is in the best interests of the New Portfolios and their shareholders; and (ii) the compensation payable under the Advisory Agreement is fair and reasonable.

Approval of Portfolio Management Agreements

     Under the 1940 Act, a change in Portfolio Manager requires shareholder approval of a new Portfolio Management Agreement; however, under an exemptive order from the SEC, Pacific Life and the Fund can hire, terminate and replace, as applicable, Portfolio Managers (except, as a general matter, Portfolio Managers affiliated with Pacific Life) without shareholder approval.

     At a meeting held on January 19, 2005, the Board approved Portfolio Management Agreements for each of the following Portfolio Managers: Vaughan Nelson; Neuberger Berman Management, Inc. (“Neuberger Berman”); Jennison Associates LLC (“Jennison”); Columbia Management Advisors, Inc. (“Columbia Management”); and Capital Guardian Trust Company (“Capital Guardian”).

     At the meeting held on February 5, 2005, the Board, including all of the Independent Trustees, approved the transfer of the Portfolio Management Agreement for the Financial Services Portfolio from INVESCO to its affiliate, AIM. As a part of an internal restructuring of the parent company of INVESCO and AIM, the portfolio management personnel responsible for managing the Financial Services Portfolio became employed by AIM. In order to facilitate continued management of the Portfolios, the Portfolio Management Agreement for the Financial Services Portfolio was therefore transferred to AIM. In determining whether to approve the transfer of the Portfolio Management Agreement, the Board considered a legal opinion from AIM and INVESCO’s outside counsel confirming that the transfer of the Portfolio Management Agreement would not result in a change of the actual control or management of the organization serving as Portfolio Manager to the Portfolio and that therefore the transaction would not result in an “assignment” of the Portfolio Management Agreement as that term is defined by the 1940 Act.

     At the meeting held on April 4, 2005, the Board, including all of the Independent Trustees, approved an amendment to the Portfolio Management Agreement for the Small-Cap Value Portfolio to remove PARH as the co-Manager of the Portfolio, which would result in assumption by NFJ Investment Group L.P. (“NFJ”) of all of PARH’s duties and obligations under that Portfolio Management Agreement. The Board noted that under the terms of the prior Portfolio Management Agreement, NFJ was responsible for the day-to-day asset management of the Small-Cap Value Portfolio while PARH had provided certain administrative services to the Portfolio. The Board also noted that PARH took the position that pursuant to Rule 2a-6 under the 1940 Act, the removal of PARH as a party to the Portfolio Management Agreement would not result in the type of transaction that would require approval of a new Portfolio Management Agreement.

     In 2003, Lazard Asset Management (“LAM”), a division of Lazard Freres & Co. LLC (“Lazard Freres”) was reorganized as a wholly-owned subsidiary of Lazard Freres, and renamed Lazard Asset Management LLC (“LAM LLC”). Based on a memorandum from LAM’s outside counsel, the Board of Trustees, including all of the Independent Trustees, concluded that this change in structure did not result in a change of control or an assignment of the LAM Portfolio Management Agreements under the 1940 Act. The Board also considered representations from Lazard Freres that the same personnel would continue to manage the respective Portfolios, and that they expected no changes in management. Accordingly, the Board approved execution of the Portfolio Management Agreements with LAM LLC for the Mid-Cap Value and International Value Portfolios.

     Lazard LLC, which owns Lazard Freres and indirectly owns LAM LLC filed a registration statement with the SEC to effect an initial public offering, which was expected to be deemed a change in control and result in an assignment under the 1940 Act of the Portfolio Management Agreements with LAM LLC. Such an assignment would generally require approval of new Portfolio Management Agreements. At the April 4, 2005 meeting, the Board considered and approved the continuation of the Portfolio Management Agreements for the Mid-Cap Value and International Value Portfolios with LAM LLC. The Board considered representations from LAM LLC that the same personnel would continue to manage the respective Portfolios, and that they expected no changes in management.

     The Board evaluated the Portfolio Management Agreements with each new Portfolio Manager principally with reference to the factors described below. The Board also considered the various screening processes that Pacific Life utilizes in proposing a new Portfolio Manager, including screening for qualified firms through the use of quantitative data and information gathered from independent third-party databases, as well as the conduct of due diligence on the investment resources and personnel of a Portfolio Manager and assessing the investment strategies used by a Portfolio Manager, including in some instances, on-site visits to a Portfolio Manager’s place of business.

     The Board also noted that the fees payable under each Portfolio Management Agreement are paid by Pacific Life and negotiated by Pacific Life, and therefore are the result of arms’-length negotiations.

     In evaluating the Portfolio Management Agreements, the Board, including the Independent Trustees, considered the following factors, among others:

Nature, Extent and Quality of Services to be Provided

     The Board considered the benefits to shareholders of retaining each Portfolio Manager, particularly in light of the nature, extent, and quality of services to be provided by the Portfolio Manager. The Board considered the quality of the investment management services expected to be provided to each Portfolio over both the short- and long-term, the organizational depth and resources of each Portfolio Manager, including the background and experience of the Portfolio Manager’s management and the expertise of the Portfolio Manager’s portfolio management team, as well as the investment methodology to be used by the Portfolio Manager. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management personnel who would

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)

be responsible for the day-to-day management of the Portfolio. The Board also considered that the Fund’s Chief Compliance Officer (“CCO”) would review the Portfolio Manager’s compliance operations, including the assessment of each Portfolio Manager’s compliance program as required under Rule 38a-1 of the 1940 Act and each Portfolio Manager’s code of ethics prior to the effectiveness of the Portfolio Management Agreement. The Board also noted that each Portfolio Manager agreed to cooperate with the CCO. The Board concluded it was satisfied with the nature, extent and quality of the management services to be provided by each Portfolio Manager.

     In making these assessments the Board took note of the extensive due diligence Pacific Life conducted for each Portfolio Manager, and was aided by the assessments and recommendations of Pacific Life and the materials provided by the Portfolio Managers. The Board also considered that Pacific Life has historically exercised diligence in monitoring the performance of the Portfolio Managers, has taken and recommended measures to attempt to remedy relative underperformance by a Portfolio when Pacific Life and the Board believed appropriate.

Performance

     With respect to the Health Sciences Portfolio, Technology Portfolio and Equity Portfolio, the Board considered information about the historical performance of accounts advised by each Portfolio Manager that had substantially similar investment strategies to the relevant Portfolio, as well as information comparing the performance of the Portfolio Managers on their comparable accounts with the performance of the pertinent Portfolios for various periods, which could have included performance for the one-, three- and five-year periods, as applicable. For the Fasciano Small Equity Portfolio, the performance record of Neuberger Berman examined by the Board reflected accounts that had some policies that varied from those of the Portfolio, and the strategy of the Portfolio was changed to align it more closely to the other accounts managed by Neuberger Berman. The Board also noted the need for each Portfolio Manager to adhere to its investment mandates, which could at times have an impact on a Portfolio’s performance.

     For the VN Small-Cap Value Portfolio, the Board considered that Vaughan Nelson’s comparable accounts performed well in relation to the applicable benchmark and other funds in the Small-Cap value classification for periods the Board believed were relevant. For the Fasciano Small Equity Portfolio, Health Sciences Portfolio, Technology Portfolio, and Equity Portfolio, the Board considered the performance of each proposed Portfolio Manager’s comparable accounts in relation to performance of the prior Portfolio Manager of the respective Portfolio, and found that for the significant periods the comparable accounts outperformed the performance of the prior Portfolio Manager. Further, the Board considered each proposed Portfolio Manager’s performance against their broader peer group and against pertinent benchmarks during various periods and the Board considered performance comparisons to peer groups which had been presented at the December 10, 2004 Board meeting. In each instance, the Board determined that the Portfolio Manager’s performance was acceptable and that the proposed Portfolio Manager should be engaged to manage the respective Portfolio’s assets.

     The significant consideration of the Board with respect to the approval of the transfer and/or assignment of the Portfolio Management Agreements for the Mid-Cap Value Portfolio, the International Value Portfolio and Financial Services Portfolio was the impact of the changes in the corporate organization of each Portfolio Manager, and on its personnel and its resources that would be available in managing the Portfolio, and in each instance the Board concluded that there would be no adverse impact on the relevant Portfolio Manager’s personnel or resources that are available to manage the respective Portfolio. With respect to the amendment to the Portfolio Management Agreement for the Small-Cap Value Portfolio, the Board considered that NFJ would continue to be responsible for the day-to-day management of the Portfolio.

Portfolio Management Fees

     In assessing the portfolio management fees for the Fasciano Small Equity Portfolio, Health Sciences Portfolio, Technology Portfolio and Equity Portfolio, the Board compared the portfolio management fees to the portfolio management fees that were paid to the prior Portfolio Manager for the pertinent Portfolio. The Board noted that for each of these Portfolios except the Equity Portfolio, the portfolio management fees would remain the same. For the Equity Portfolio, the Board noted that the portfolio management fee paid to Capital Guardian would be paid at a flat rate, whereas the fee charged by the previous Portfolio Manager contained breakpoints, which caused the amount of the fee paid by Pacific Life to be reduced as the Portfolio’s asset level rose.

     With respect to Vaughan Nelson, Jennison and Columbia, the Board also considered information regarding the advisory and sub-advisory fees paid by other accounts managed by the respective Portfolio Managers. The Board noted that the portfolio management fee rates for the VN Small-Cap Value Portfolio and Technology Portfolio were lower than that of other accounts managed by the respective Portfolio Manager, while the sub-advisory fee rate for the Health Sciences Portfolio was higher than that of a comparable account managed by Jennison.

     In each instance, the Board was mindful that the fee rates were the result of arms’-length negotiations between Pacific Life and the Portfolio Manager, and that the portfolio management fees are paid by Pacific Life and not paid directly by the Portfolios. In light of these factors, the Board determined that the portfolio management fees were reasonable.

Profitability to the Portfolio Manager and Other Benefits

     The Board considered the profitability of each Portfolio Management Agreement to the Portfolio Managers to the extent practicable based on the financial information provided by each Portfolio Manager. The Board noted that it was difficult to accurately determine or evaluate the profitability of the Portfolio Management Agreements to each of the Portfolio Managers because each Portfolio Manager managed substantial assets or had multiple business lines and, further, that any such an assessment would involve assumptions regarding the Portfolio Managers’ allocation policies, capital structure, cost of capital, business mix and other factors, and there was no assurance that the assumptions by the Portfolio Managers were consistent. The Board considered any benefits to be derived by the Portfolio Managers from their relationships with the Portfolios, such as soft dollar arrangements.

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)

     The Board noted that Neuberger Berman and Capital Guardian represented in the materials presented to the Board that they expect to receive no benefits from the Fasciano Small Equity Portfolio and Equity Portfolio, respectively, in the form of research, information and other services obtainable from brokers and their affiliates in return for brokerage commissions paid to such brokers other than the fees they would receive under the respective Portfolio Management Agreement.

     The Board noted that Vaughan Nelson, Jennison, Columbia Management, and Lazard represented in the materials presented to the Board that in addition to the fees they would receive under the VN Small-Cap Value Portfolio, Health Sciences Portfolio, Technology Portfolio, Mid-Cap Value Portfolio and International Value Portfolio, respectively, they expect to receive additional benefits from the Portfolios in the form of research obtainable from brokers in return for brokerage commissions paid to such brokers other than the fees they would receive under the respective Portfolio Management Agreement.

     The Board noted that profitability of the Portfolio Management Agreements to the Portfolio Managers of the Mid-Cap Value Portfolio, International Value Portfolio and Financial Services Portfolio had been examined by the Board in connection with the December renewals, and that profitability was not a significant factor in connection with the approval of the transfers and/or assignments of the Portfolio Management Agreements for these Portfolios.

     The Board concluded that any potential benefits to be derived by the Portfolio Managers from their relationships with the respective Portfolios included benefits which were consistent with those generally derived by sub-advisers to mutual funds. The Board also concluded that at the current time, given the Portfolios’ asset levels, the current fee structures reflected in each Portfolio Management Agreement were reasonable.

Economies of Scale

     The Board considered the extent to which economies of scale would be realized as assets of the Portfolios grew. The Board noted its view that the reputation and performance of Pacific Life and the Portfolio Managers helps the Portfolios attract assets, and, as noted above, the Board considered that as assets have grown, there has generally been a downward trend in other expenses and reduced expense ratios.

     In addition, as discussed above, the Board noted that the Program was designed to share with shareholders of the Fund the benefits of Pacific Life’s financial performance that are achieved when Fund’s return exceeds a target rate.

Conclusion

     After consideration of these factors, the Board found that: (i) each Portfolio Management Agreement is in the best interests of the respective Portfolio and its shareholders; and (ii) the compensation payable under each of the Portfolio Management Agreements is fair and reasonable.

PACIFIC SELECT FUND
WHERE TO GO FOR MORE INFORMATION
(Unaudited)

Availability of Quarterly Holdings

     The Fund will file, no later than 60 days after the close of the applicable quarter end, complete schedules of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q, when required to be filed pursuant to applicable regulations, will be available after filing (i) on the SEC’s website at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330; and (iii) on the Fund’s webpage at www.PacificLife.com. The SEC may charge you a fee for this information.

Availability of Proxy Voting Policies

     A description of the Proxy Voting Policies and Procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is described in the Fund’s Statement of Additional Information, which is available (i) on the Fund’s website at www.PacificLife.com; (ii) on the SEC’s website at http://www.sec.gov; and (iii) upon request, without charge, by calling the applicable toll-free numbers below.

Availability of Proxy Voting Record

     The Fund files, by August 31 of each year, information regarding how the Fund’s managers voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. Such information is available after filing (i) on the Fund’s website at www.PacificLife.com; and (ii) on the SEC’s website at http://www.sec.gov.

Availability of a Complete Schedule of Investments

     The Fund’s annual and semi-annual reports may contain a summary schedule of investments (SOI) for certain portfolios. A complete schedule for each summary SOI presented is available (i) on the Fund’s website at www.PacificLife.com; (ii) on the SEC’s website at http://www.sec.gov; and (iii) without charge, upon request by calling the applicable toll-free numbers below.

•	Pacific Life’s Annuity Contract Owners: 1-800-722-2333

•	Pacific Life’s Life Insurance Policy Owners: 1-800-800-7681

•	PL&A’s Annuity Contract Owners: 1-800-748-6907

•	PL&A’s Life Insurance Policy Owners: 1-888-595-6997

Semi-Annual Report
as of June 30, 2005

•	Pacific Select Fund

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Pacific Select Fund
700 Newport Center Drive
P.O. Box 7500
Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No.	15-20803-08
357-5A
85-23503-04

Item 2.	Code of Ethics—not applicable.

Item 3.	Audit Committee Financial Expert—not applicable.

Item 4.	Principal Accountant Fees and Services—not applicable.

Item 5.	Audit Committee of Listed Registrants—not applicable.

Item 6.	Schedule of Investments—Schedule I.

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.64%

Autos & Transportation - 2.30%

Burlington Northern Santa Fe Corp	74,710	$3,517,347
Cooper Tire & Rubber Co †	18,000	334,260
CSX Corp	43,600	1,859,976
Dana Corp	22,228	333,642
Delphi Corp †	90,205	419,453
Delta Air Lines Inc * †	13,100	49,256
FedEx Corp	59,088	4,786,719
Ford Motor Co †	361,544	3,702,211
General Motors Corp †	111,444	3,789,096
Genuine Parts Co	31,775	1,305,635
Harley-Davidson Inc	58,000	2,876,800
Navistar International Corp *	15,460	494,720
Norfolk Southern Corp	74,600	2,309,616
PACCAR Inc	32,298	2,196,264
Southwest Airlines Co	136,830	1,906,042
The Goodyear Tire & Rubber Co * †	40,400	601,960
Union Pacific Corp	51,700	3,350,160
United Parcel Service Inc ‘B’	217,100	15,014,636
Visteon Corp †	46,218	278,694

		49,126,487

Consumer Discretionary - 13.31%

Alberto-Culver Co	14,407	624,255
Allied Waste Industries Inc * †	41,900	332,267
Apollo Group Inc ‘A’ * †	33,200	2,596,904
AutoNation Inc *	40,200	824,904
AutoZone Inc *	14,000	1,294,440
Avon Products Inc	93,100	3,523,835
Bed Bath & Beyond Inc *	60,700	2,536,046
Best Buy Co Inc	59,299	4,064,946
Big Lots Inc *	16,600	219,784
Carnival Corp	100,000	5,455,000
Cendant Corp	199,528	4,463,441
Cintas Corp	31,000	1,196,600
Circuit City Stores Inc	31,700	548,093
Clear Channel Communications Inc	104,312	3,226,370
Coach Inc *	70,800	2,376,756
Convergys Corp *	25,289	359,610
Cooper Industries Ltd ‘A’	16,600	1,060,740
Costco Wholesale Corp	93,044	4,170,232
Darden Restaurants Inc	31,300	1,032,274
Dillard’s Inc ‘A’ †	13,700	320,854
Dollar General Corp †	53,993	1,099,297
Eastman Kodak Co †	58,600	1,573,410
eBay Inc *	231,100	7,628,611
Electronic Arts Inc *	61,100	3,458,871
Family Dollar Stores Inc	29,300	764,730
Federated Department Stores Inc	32,000	2,344,960
Fisher Scientific International Inc *	24,000	1,557,600
Gannett Co Inc	49,500	3,520,935
Harrah’s Entertainment Inc	32,850	2,367,500
Hasbro Inc	27,925	580,561
Hilton Hotels Corp	70,500	1,681,425
International Flavors & Fragrances Inc	14,900	539,678
International Game Technology	69,500	1,956,425
J.C. Penney Co Inc	53,900	2,834,062
Jones Apparel Group Inc	21,000	651,840
Kimberly-Clark Corp	94,161	5,893,537
Knight-Ridder Inc	13,300	815,822
Kohl’s Corp *	64,600	3,611,786
Leggett & Platt Inc	33,700	895,746
Limited Brands Inc	69,807	1,495,266
Liz Claiborne Inc	18,620	740,331
Lowe’s Cos Inc	147,500	8,587,450
Marriott International Inc ‘A’	40,100	2,735,622
Mattel Inc	75,750	1,386,225
Maytag Corp †	23,600	369,576
McDonald’s Corp	248,100	6,884,775
Meredith Corp	7,300	358,138
Monster Worldwide Inc *	19,800	567,864
Newell Rubbermaid Inc †	56,834	1,354,923
News Corp ‘A’	550,900	8,913,562
Nike Inc ‘B’	45,400	3,931,640
Nordstrom Inc	22,720	1,544,278
Office Depot Inc *	64,500	1,473,180
OfficeMax Inc †	20,600	613,262
Omnicom Group Inc	36,900	2,946,834
R.R. Donnelley & Sons Co	39,100	1,349,341
RadioShack Corp	33,844	784,165
Reebok International Ltd	12,780	534,587
Robert Half International Inc †	27,800	694,166
Sabre Holdings Corp ‘A’ †	21,202	422,980
Sears Holdings Corp *	19,105	2,863,320
Snap-On Inc †	8,650	296,695
Staples Inc	147,425	3,143,101
Starbucks Corp *	78,700	4,065,642
Starwood Hotels & Resorts Worldwide Inc	42,570	2,493,325
Target Corp	170,900	9,298,669
The Black & Decker Corp †	16,500	1,482,525
The Gap Inc	149,010	2,942,948
The Gillette Co	191,200	9,680,456
The Home Depot Inc	415,350	16,157,115
The Interpublic Group of Cos Inc *	75,158	915,424
The May Department Stores Co	56,300	2,261,008
The McGraw-Hill Cos Inc	75,300	3,332,025
The New York Times Co ‘A’ †	30,700	956,305
The Stanley Works	12,500	569,250
The TJX Cos Inc	89,400	2,176,890
The Walt Disney Co	391,806	9,865,675
Tiffany & Co	30,900	1,012,284
Time Warner Inc *	906,160	15,141,934
Toys “R” Us Inc *	41,500	1,098,920
Tribune Co	55,414	1,949,465
Univision Communications Inc ‘A’ *	53,300	1,468,415
V.F. Corp	17,800	1,018,516
Viacom Inc ‘A’	5,900	190,098
Viacom Inc ‘B’	307,586	9,848,904
Wal-Mart Stores Inc	647,300	31,199,860
Waste Management Inc	106,760	3,025,578
Wendy’s International Inc	23,900	1,138,835
Whirlpool Corp	14,200	995,562
Yahoo! Inc *	249,108	8,631,592
Yum! Brands Inc	57,940	3,017,515

		283,930,163

Consumer Staples - 7.26%

Albertson’s Inc †	75,178	1,554,681
Altria Group Inc	399,052	25,802,702
Anheuser-Busch Cos Inc	151,600	6,935,700
Brown-Forman Corp ‘B’	16,322	986,828
Campbell Soup Co	60,100	1,849,277
Coca-Cola Enterprises Inc	63,900	1,406,439
Colgate-Palmolive Co	103,100	5,145,721
ConAgra Foods Inc	99,900	2,313,684
CVS Corp	157,400	4,575,618
General Mills Inc †	72,100	3,373,559
H.J. Heinz Co	69,750	2,470,545
Kellogg Co	65,900	2,928,596
McCormick & Co Inc	23,800	777,784
Molson Coors Brewing Co ‘B’	16,890	1,047,180
PepsiCo Inc	323,780	17,461,455
Reynolds American Inc †	23,500	1,851,800
Safeway Inc	90,300	2,039,877
Sara Lee Corp	148,425	2,940,299

See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
SUPERVALU Inc †	23,400	$763,074
Sysco Corp	120,500	4,360,895
The Clorox Co	30,900	1,721,748
The Coca-Cola Co	438,200	18,294,850
The Hershey Co	40,900	2,539,890
The Kroger Co *	136,200	2,591,886
The Pepsi Bottling Group Inc	35,200	1,007,072
The Procter & Gamble Co	478,600	25,246,150
UST Inc	33,700	1,538,742
Walgreen Co	195,100	8,972,649
Wm. Wrigley Jr. Co	36,500	2,512,660

		155,011,361

Energy - 2.20%

Anadarko Petroleum Corp	46,788	3,843,634
Apache Corp	64,444	4,163,082
Baker Hughes Inc	67,200	3,437,952
BJ Services Co	33,000	1,731,840
Burlington Resources Inc	76,294	4,214,481
Calpine Corp * †	155,300	528,020
Devon Energy Corp	90,593	4,591,263
Dynegy Inc ‘A’ * †	57,200	277,992
El Paso Corp †	132,325	1,524,384
EOG Resources Inc †	47,800	2,715,040
Halliburton Co	99,300	4,748,526
Kerr-McGee Corp	21,597	1,648,067
Nabors Industries Ltd * (Bermuda)	28,869	1,750,039
National Oilwell Varco Inc *	30,365	1,443,542
Rowan Cos Inc †	23,800	707,098
Sunoco Inc †	14,257	1,620,736
The Williams Cos Inc	105,200	1,998,800
Valero Energy Corp	48,900	3,868,479
XTO Energy Inc	64,200	2,182,158

		46,995,133

Financial Services - 21.07%

ACE Ltd (Bermuda)	54,000	2,421,900
Aflac Inc	94,800	4,102,944
Ambac Financial Group Inc	22,200	1,548,672
American Express Co	224,800	11,966,104
American International Group Inc	502,442	29,191,880
AmSouth Bancorp	65,350	1,699,100
Aon Corp	57,625	1,442,930
Apartment Investment & Management Co ‘A’	20,600	842,952
Archstone-Smith Trust †	36,200	1,398,044
Automatic Data Processing Inc	110,600	4,641,882
Bank of America Corp	781,944	35,664,466
BB&T Corp †	103,819	4,149,645
Capital One Financial Corp	47,100	3,768,471
CIGNA Corp	26,200	2,804,186
Cincinnati Financial Corp	30,087	1,190,242
CIT Group Inc	42,700	1,834,819
Citigroup Inc	1,007,919	46,596,095
Comerica Inc	34,250	1,979,650
Compass Bancshares Inc †	21,921	986,445
Countrywide Financial Corp	109,598	4,231,579
Dow Jones & Co Inc †	16,100	570,745
E*TRADE Financial Corp *	64,100	896,759
Equifax Inc	23,700	846,327
Equity Office Properties Trust	80,400	2,661,240
Equity Residential	52,200	1,922,004
Fannie Mae	185,200	10,815,680
Federated Investors Inc ‘B’ †	15,600	468,156
Fifth Third Bancorp †	102,243	4,213,434
First Data Corp	156,837	6,295,437
First Horizon National Corp †	25,700	1,084,540
Fiserv Inc *	39,250	1,685,788
Franklin Resources Inc	37,000	2,848,260
Freddie Mac	131,400	8,571,222
Golden West Financial Corp	53,200	3,425,016
H&R Block Inc	30,200	1,762,170
Huntington Bancshares Inc	43,023	1,038,575
Janus Capital Group Inc	39,500	594,080
Jefferson-Pilot Corp †	24,700	1,245,374
JPMorgan Chase & Co	685,482	24,211,224
KeyCorp	76,900	2,549,235
Lehman Brothers Holdings Inc	54,100	5,371,086
Lincoln National Corp	35,500	1,665,660
Loews Corp	29,700	2,301,750
M&T Bank Corp	18,100	1,903,396
Marsh & McLennan Cos Inc	99,200	2,747,840
Marshall & Ilsley Corp	38,200	1,697,990
MBIA Inc	28,600	1,696,266
MBNA Corp	250,670	6,557,527
Mellon Financial Corp	84,700	2,430,043
Merrill Lynch & Co Inc	178,031	9,793,485
MetLife Inc	139,500	6,269,130
MGIC Investment Corp	20,000	1,304,400
Moody’s Corp	50,900	2,288,464
Morgan Stanley	213,003	11,176,267
National City Corp	112,200	3,828,264
North Fork Bancorp Inc	87,885	2,468,697
Northern Trust Corp	41,000	1,869,190
Paychex Inc	71,300	2,320,102
Plum Creek Timber Co Inc	33,000	1,197,900
Principal Financial Group Inc	55,700	2,333,830
ProLogis	33,300	1,339,992
Providian Financial Corp *	51,700	911,471
Prudential Financial Inc	99,700	6,546,302
Regions Financial Corp †	87,181	2,953,692
Ryder System Inc	10,200	373,320
Safeco Corp	22,940	1,246,560
Simon Property Group Inc	43,900	3,182,311
SLM Corp	83,100	4,221,480
Sovereign Bancorp Inc	68,300	1,525,822
State Street Corp	66,100	3,189,325
SunGard Data Systems Inc *	55,700	1,958,969
SunTrust Banks Inc	64,300	4,645,032
Synovus Financial Corp	57,050	1,635,624
T. Rowe Price Group Inc	22,400	1,402,240
The Allstate Corp	129,578	7,742,286
The Bank of New York Co Inc	153,100	4,406,218
The Bear Stearns Cos Inc	22,720	2,361,517
The Charles Schwab Corp	213,400	2,407,152
The Chubb Corp	38,000	3,253,180
The Goldman Sachs Group Inc	86,900	8,865,538
The Hartford Financial Services Group Inc	58,200	4,352,196
The PNC Financial Services Group Inc	53,700	2,924,502
The Progressive Corp	37,700	3,725,137
The St. Paul Travelers Cos Inc	126,942	5,018,017
Torchmark Corp †	19,300	1,007,460
U.S. Bancorp	354,699	10,357,211
UnumProvident Corp †	52,605	963,724
Wachovia Corp	305,832	15,169,267
Washington Mutual Inc	170,433	6,934,919
Wells Fargo & Co	327,105	20,143,126
XL Capital Ltd ‘A’ (Bermuda)	27,900	2,076,318
Zions Bancorp	18,500	1,360,305

		449,588,772

Health Care - 12.92%

Abbott Laboratories	299,000	14,653,990
Aetna Inc	57,878	4,793,456
Allergan Inc	26,500	2,258,860
AmerisourceBergen Corp	21,700	1,500,555
Amgen Inc *	240,140	14,518,864
Bausch & Lomb Inc †	11,400	946,200
Baxter International Inc	117,300	4,351,830

See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
Becton Dickinson & Co	47,300	$2,481,831
Biogen Idec Inc *	66,530	2,291,958
Biomet Inc	50,865	1,761,964
Boston Scientific Corp *	149,500	4,036,500
Bristol-Myers Squibb Co	380,100	9,494,898
C.R. Bard Inc	21,400	1,423,314
Cardinal Health Inc	85,175	4,904,376
Caremark Rx Inc *	86,034	3,830,256
Chiron Corp *	30,900	1,078,101
Eli Lilly & Co	219,900	12,250,629
Express Scripts Inc *	31,200	1,559,376
Forest Laboratories Inc *	70,100	2,723,385
Genzyme Corp *	49,200	2,956,428
Gilead Sciences Inc *	84,600	3,721,554
Guidant Corp	62,200	4,186,060
HCA Inc	80,924	4,585,963
Health Management Associates Inc ‘A’	50,400	1,319,472
Hospira Inc *	27,560	1,074,840
Humana Inc *	28,600	1,136,564
IMS Health Inc	41,290	1,022,742
Johnson & Johnson	573,622	37,285,430
King Pharmaceuticals Inc *	37,433	390,052
Laboratory Corp of America Holdings *	24,400	1,217,560
Manor Care Inc	19,100	758,843
McKesson Corp	59,239	2,653,315
Medco Health Solutions Inc *	52,285	2,789,947
MedImmune Inc *	51,200	1,368,064
Medtronic Inc	231,800	12,004,922
Merck & Co Inc	426,600	13,139,280
Millipore Corp *	11,252	638,326
Mylan Laboratories Inc †	52,050	1,001,442
Pfizer Inc	1,439,197	39,693,053
Quest Diagnostics Inc	33,800	1,800,526
Schering-Plough Corp	288,600	5,500,716
St. Jude Medical Inc *	71,824	3,132,245
Stryker Corp	74,000	3,519,440
Tenet Healthcare Corp *	97,650	1,195,236
UnitedHealth Group Inc	245,806	12,816,306
Watson Pharmaceuticals Inc *	23,900	706,484
WellPoint Inc *	116,336	8,101,667
Wyeth	255,800	11,383,100
Zimmer Holdings Inc *	48,630	3,704,147

		275,664,067

Integrated Oils - 6.44%

Amerada Hess Corp	17,400	1,853,274
Chevron Corp	405,936	22,699,941
ConocoPhillips	266,832	15,340,172
Exxon Mobil Corp	1,231,778	70,790,282
Marathon Oil Corp	68,700	3,666,519
Noble Corp †	27,700	1,703,827
Occidental Petroleum Corp	77,800	5,985,154
Schlumberger Ltd	113,400	8,611,596
Transocean Inc *	63,689	3,437,295
Unocal Corp	52,200	3,395,610

		137,483,670

Materials & Processing - 3.34%

Air Products & Chemicals Inc	45,300	2,731,590
Alcoa Inc	170,972	4,467,498
Allegheny Technologies Inc	14,802	326,532
American Standard Cos Inc	32,800	1,374,976
Archer-Daniels-Midland Co	124,694	2,665,958
Ashland Inc	14,000	1,006,180
Avery Dennison Corp	18,000	953,280
Ball Corp	19,100	686,836
Bemis Co Inc	17,700	469,758
E.I. du Pont de Nemours & Co	190,582	8,196,932
Eastman Chemical Co	16,525	911,354
Ecolab Inc †	39,980	1,293,753
Engelhard Corp	20,912	597,038
Fluor Corp	18,000	1,036,620
Freeport-McMoRan Copper & Gold Inc ‘B’ †	36,900	1,381,536
Georgia-Pacific Corp	47,676	1,516,097
Great Lakes Chemical Corp	10,000	314,700
Hercules Inc *	16,100	227,815
International Paper Co	97,027	2,931,186
Louisiana-Pacific Corp	18,400	452,272
Masco Corp	83,600	2,655,136
MeadWestvaco Corp	36,227	1,015,805
Monsanto Co	52,849	3,322,617
Newmont Mining Corp	87,822	3,427,693
Nucor Corp	32,400	1,478,088
Pactiv Corp *	26,600	574,028
Phelps Dodge Corp	19,550	1,808,375
PPG Industries Inc	34,600	2,171,496
Praxair Inc	60,500	2,819,300
Rohm & Haas Co	35,698	1,654,245
Sealed Air Corp * †	14,460	719,963
Sigma-Aldrich Corp	14,700	823,788
Temple-Inland Inc	24,500	910,175
The Dow Chemical Co	182,285	8,117,151
The Sherwin-Williams Co	22,500	1,059,525
United States Steel Corp	23,960	823,505
Vulcan Materials Co	18,300	1,189,317
Weyerhaeuser Co	48,000	3,055,200

		71,167,318

Multi-Industry - 5.18%

3M Co	150,100	10,852,230
Brunswick Corp	20,600	892,392
Eaton Corp	30,900	1,850,910
Fortune Brands Inc	28,900	2,566,320
General Electric Co	2,051,400	71,081,010
Honeywell International Inc	166,475	6,097,979
ITT Industries Inc	18,700	1,825,681
Johnson Controls Inc	38,400	2,163,072
Textron Inc	25,000	1,896,250
Tyco International Ltd (Bermuda)	385,483	11,256,104

		110,481,948

Producer Durables - 4.07%

Agilent Technologies Inc *	79,431	1,828,502
American Power Conversion Corp	38,000	896,420
Andrew Corp * †	24,725	315,491
Applied Materials Inc	327,200	5,294,096
Caterpillar Inc	67,100	6,395,301
Centex Corp	25,800	1,823,286
Cummins Inc †	9,500	708,795
Danaher Corp	54,700	2,862,998
Deere & Co	48,900	3,202,461
Dover Corp	37,100	1,349,698
Emerson Electric Co	82,200	5,148,186
Goodrich Corp	25,100	1,028,096
Illinois Tool Works Inc	53,700	4,278,816
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	34,450	2,458,008
KB Home	17,600	1,341,648
KLA-Tencor Corp	40,000	1,748,000
Lexmark International Inc ‘A’ *	25,600	1,659,648
Lockheed Martin Corp	78,742	5,107,994
Molex Inc †	29,000	755,160
Northrop Grumman Corp	71,020	3,923,855
Novellus Systems Inc *	30,500	753,655
Pall Corp	20,766	630,456
Parker-Hannifin Corp	24,575	1,523,896
Pitney Bowes Inc	42,700	1,859,585
Pulte Homes Inc	24,000	2,022,000
Rockwell Collins Inc	32,600	1,554,368

See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
Tektronix Inc	13,900	$323,453
Teradyne Inc *	30,200	361,494
The Boeing Co	159,161	10,504,626
Thermo Electron Corp *	31,100	835,657
United Technologies Corp	195,900	10,059,465
W.W. Grainger Inc	14,600	799,934
Waters Corp *	25,400	944,118
Xerox Corp *	178,500	2,461,515

		86,760,681

Technology - 13.37%

ADC Telecommunications Inc *	17,070	371,608
Adobe Systems Inc	92,500	2,647,350
Advanced Micro Devices Inc * †	81,800	1,418,412
Affiliated Computer Services Inc ‘A’ *	26,100	1,333,710
Altera Corp *	75,800	1,502,356
Analog Devices Inc	69,400	2,589,314
Apple Computer Inc *	155,300	5,716,593
Applera Corp-Applied Biosystems Group	34,100	670,747
Applied Micro Circuits Corp *	45,200	115,712
Autodesk Inc	46,740	1,606,454
Avaya Inc *	79,462	661,124
BMC Software Inc *	37,900	680,305
Broadcom Corp ‘A’ *	58,776	2,087,136
Ciena Corp * †	73,400	153,406
Cisco Systems Inc *	1,236,316	23,625,999
Citrix Systems Inc *	29,000	628,140
Computer Associates International Inc	99,600	2,737,008
Computer Sciences Corp * †	35,000	1,529,500
Compuware Corp *	61,000	438,590
Comverse Technology Inc *	38,600	912,890
Corning Inc *	265,891	4,419,108
Dell Inc *	468,500	18,510,435
Electronic Data Systems Corp	95,600	1,840,300
EMC Corp *	457,650	6,274,382
Freescale Semiconductor Inc ‘B’ *	72,901	1,544,043
Gateway Inc * †	53,600	176,880
General Dynamics Corp	39,440	4,320,258
Hewlett-Packard Co	554,573	13,038,011
Intel Corp	1,201,220	31,303,793
International Business Machines Corp	312,181	23,163,830
Intuit Inc *	37,800	1,705,158
Jabil Circuit Inc *	32,300	992,579
JDS Uniphase Corp * †	363,895	553,120
L-3 Communications Holdings Inc	23,476	1,797,792
Linear Technology Corp	61,500	2,256,435
LSI Logic Corp * †	59,500	505,155
Lucent Technologies Inc * †	823,051	2,395,078
Maxim Integrated Products Inc	65,204	2,491,445
Mercury Interactive Corp * †	18,300	701,988
Micron Technology Inc * †	110,200	1,125,142
Microsoft Corp	1,943,772	48,283,296
Motorola Inc	478,402	8,735,621
National Semiconductor Corp	64,300	1,416,529
NCR Corp *	38,500	1,352,120
Network Appliance Inc *	69,909	1,976,327
Novell Inc * †	93,200	577,840
NVIDIA Corp * †	37,300	996,656
Oracle Corp *	859,736	11,348,515
Parametric Technology Corp *	38,700	246,906
PerkinElmer Inc	20,500	387,450
PMC-Sierra Inc * †	45,900	428,247
QLogic Corp *	20,200	623,574
QUALCOMM Inc	315,100	10,401,451
Raytheon Co	85,200	3,333,024
Rockwell Automation Inc	35,500	1,729,205
Sanmina-SCI Corp * †	129,404	707,840
Scientific-Atlanta Inc	26,600	884,982
Siebel Systems Inc †	108,220	963,158
Solectron Corp *	151,766	575,193
Sun Microsystems Inc *	673,400	2,511,782
Symantec Corp *	134,700	2,928,378
Symbol Technologies Inc	39,350	388,384
Tellabs Inc *	98,900	860,430
Texas Instruments Inc	318,470	8,939,453
Unisys Corp *	52,700	333,591
VERITAS Software Corp *	81,423	1,986,721
Xilinx Inc	70,300	1,792,650

		285,250,609

Utilities - 7.18%

Allegheny Energy Inc * †	27,900	703,638
Alltel Corp	62,300	3,880,044
Ameren Corp	39,300	2,173,290
American Electric Power Co Inc	76,260	2,811,706
AT&T Corp	154,330	2,938,443
BellSouth Corp	350,100	9,302,157
CenterPoint Energy Inc †	48,929	646,352
CenturyTel Inc †	28,650	992,150
Cinergy Corp	39,013	1,748,563
Citizens Communications Co	58,200	782,208
CMS Energy Corp * †	48,000	722,880
Comcast Corp ‘A’ *	323,918	9,944,283
Comcast Corp Special ‘A’ *	100,270	3,003,086
Consolidated Edison Inc †	48,700	2,281,108
Constellation Energy Group Inc	32,450	1,872,040
Dominion Resources Inc	66,885	4,908,690
DTE Energy Co	31,800	1,487,286
Duke Energy Corp †	178,052	5,293,486
Edison International	65,100	2,639,805
Entergy Corp	42,300	3,195,765
Exelon Corp	129,524	6,648,467
FirstEnergy Corp	61,580	2,962,614
FPL Group Inc	77,500	3,259,650
KeySpan Corp	28,822	1,173,055
Kinder Morgan Inc	22,300	1,855,360
Nextel Communications Inc ‘A’ *	217,400	7,024,194
Nicor Inc †	6,400	263,488
NiSource Inc	48,773	1,206,156
Peoples Energy Corp †	5,500	239,030
PG&E Corp	71,900	2,699,126
Pinnacle West Capital Corp	16,700	742,315
PPL Corp	34,966	2,076,281
Progress Energy Inc	49,600	2,243,904
Progress Energy Inc - Contingent Value Obligation Certificate * +	17,700	—
Public Service Enterprise Group Inc	47,200	2,870,704
Qwest Communications International Inc * †	288,992	1,072,160
SBC Communications Inc	635,457	15,092,104
Sempra Energy	43,758	1,807,643
Sprint Corp	283,150	7,104,234
TECO Energy Inc	34,800	658,068
The AES Corp *	119,982	1,965,305
The Southern Co	145,900	5,058,353
TXU Corp	47,310	3,930,988
Verizon Communications Inc	534,254	18,458,476
Xcel Energy Inc †	72,579	1,416,742

		153,155,397

Total Common Stocks (Cost $2,114,168,953)		2,104,615,606

See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 1.15%

Repurchase Agreement - 1.15%

State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $24,588,503; collateralized by U.S. Treasury Bonds 7.125% due 02/15/23 and market value $25,079,124)	$24,587,000	$24,587,000

Total Short-Term Investment (Cost $24,587,000)		24,587,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.79% (Cost $2,138,755,953)		2,129,202,606

	Shares
SECURITIES LENDING COLLATERAL - 3.08%

State Street Navigator Securities Lending Prime Portfolio 3.150% r (Cost $65,781,910)	65,781,910	65,781,910

TOTAL INVESTMENTS - 102.87% (Cost $2,204,537,863)		2,194,984,516

OTHER ASSETS & LIABILITIES, NET - (2.87%)		(61,336,703)

NET ASSETS - 100.00%		$2,133,647,813

Notes to Schedule of Investments
(a) As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	21.07%
Technology	13.37%
Consumer Discretionary	13.31%
Health Care	12.92%
Consumer Staples	7.26%
Utilities	7.18%
Integrated Oils	6.44%
Multi-Industry	5.18%
Short-Term Investment & Securities Lending Collateral	4.23%
Producer Durables	4.07%
Materials & Processing	3.34%
Autos & Transportation	2.30%
Energy	2.20%

102.87%
Other Assets & Liabilities, Net	(2.87%)

100.00%

(b) The amount of $2,920,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts as of June 30, 2005:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation

S&P 500 (09/05)	99	$30,188,875	($600,596)

See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value

WARRANTS - 0.00%

Autos & Transportation - 0.00%

TIMCO Aviation Services Inc * Exp. 02/27/07	362	$—

Total Warrants (Cost $0)		—

COMMON STOCKS - 95.28%

Autos & Transportation - 3.30%

AAR Corp * †	36,700	576,557
ABX Air Inc *	49,700	405,055
Accuride Corp * †	3,900	41,457
Aftermarket Technology Corp *	28,228	492,014
AirTran Holdings Inc * †	91,600	845,468
Alaska Air Group Inc * †	30,400	904,400
America West Holdings Corp ‘B’ * †	37,800	226,800
American Axle & Manufacturing Holdings Inc †	40,500	1,023,435
Arctic Cat Inc †	19,700	404,441
Arkansas Best Corp †	25,100	798,431
ArvinMeritor Inc	74,400	1,323,576
Aviall Inc * †	32,000	1,010,880
Bandag Inc †	12,000	552,600
Coachmen Industries Inc †	15,100	189,203
Commercial Vehicle Group Inc * †	8,350	148,213
Continental Airlines Inc ‘B’ * †	75,400	1,001,312
Cooper Tire & Rubber Co †	60,800	1,129,056
Covenant Transport Inc ‘A’ * †	17,600	232,320
Delta Air Lines Inc * †	152,700	574,152
Dynamex Inc *	5,300	90,312
EGL Inc * †	40,750	828,040
ExpressJet Holdings Inc * †	35,300	300,403
Fleetwood Enterprises Inc * †	61,100	620,165
Florida East Coast Industries Inc	31,200	1,350,960
Forward Air Corp	32,150	908,880
FreightCar America Inc *	14,600	289,518
Frontier Airlines Inc * †	40,500	418,365
Frozen Food Express Industries Inc *	6,700	75,844
Genesee & Wyoming Inc ‘A’ * †	20,100	546,921
GulfMark Offshore Inc * †	15,694	428,603
Hayes Lemmerz International Inc (OTC) * +	168	—
Hayes Lemmerz International Inc (XNMS) * †	50,700	360,984
Heartland Express Inc †	55,283	1,074,149
Hub Group Inc ‘A’ * †	17,100	428,355
Kansas City Southern * †	80,100	1,616,418
Keystone Automotive Industries Inc *	21,300	526,749
Kirby Corp * †	24,700	1,113,970
Knight Transportation Inc †	40,462	984,440
Marine Products Corp	7,350	106,942
Maritrans Inc	8,400	227,220
Marten Transport Ltd *	4,600	96,554
Masco Tech Inc - Escrow Shares * +	8,100	—
Mesa Air Group Inc * †	32,000	214,720
Modine Manufacturing Co †	32,900	1,071,224
Monaco Coach Corp †	31,025	533,320
Noble International Ltd †	7,500	176,625
Northwest Airlines Corp * †	92,500	421,800
Odyssey Marine Exploration Inc *	51,600	256,968
Offshore Logistics Inc * †	24,700	811,148
Old Dominion Freight Line Inc * †	18,800	504,404
Overnite Corp †	30,900	1,328,082
P.A.M. Transportation Services Inc * †	2,300	38,663
Pacer International Inc *	34,300	747,397
Pinnacle Airlines Corp * †	17,300	148,607
Quantum Fuel Systems Technologies Worldwide Inc *	61,400	307,000
R&B Inc *	3,400	47,736
RailAmerica Inc * †	37,300	443,870
Republic Airways Holdings Inc *	5,500	79,475
Sauer-Danfoss Inc	4,400	78,188
SCS Transportation Inc * †	21,350	380,030
Seabulk International Inc * †	4,900	104,125
Skywest Inc †	68,400	1,243,512
Standard Motor Products Inc †	8,400	110,880
Strattec Security Corp * †	2,600	141,596
Superior Industries International Inc †	23,800	564,060
TBC Corp *	22,600	613,138
Tenneco Automotive Inc *	46,700	777,088
The Greenbrier Cos Inc †	10,000	271,000
Thor Industries Inc †	40,900	1,285,487
Titan International Inc †	7,000	97,860
U.S. Xpress Enterprises Inc ‘A’ *	17,600	209,616
Universal Truckload Services Inc * †	5,900	99,651
USA Truck Inc *	9,300	230,175
Visteon Corp †	143,800	867,114
Wabash National Corp †	33,700	816,551
Werner Enterprises Inc †	51,050	1,002,622
Westinghouse Air Brake Technologies Corp †	45,910	986,147
Winnebago Industries Inc †	31,700	1,038,175
World Air Holdings Inc *	17,400	203,928

		42,525,144

Consumer Discretionary - 18.50%

1-800 CONTACTS Inc * †	4,100	79,417
1-800-FLOWERS.COM Inc ‘A’ *	40,400	284,416
4Kids Entertainment Inc * †	14,100	280,308
99 Cents Only Stores * †	45,200	574,492
A.C. Moore Arts & Crafts Inc * †	15,400	486,794
Aaron Rents Inc	41,374	1,029,799
ABM Industries Inc †	42,800	834,600
Administaff Inc †	24,000	570,240
ADVO Inc	37,450	1,192,783
Aeropostale Inc * †	58,900	1,979,040
AFC Enterprises Inc *	11,800	155,524
Alderwoods Group Inc * †	42,600	612,162
Alliance Gaming Corp * †	54,200	759,884
Alloy Inc * †	49,400	253,916
Ambassadors Group Inc †	8,900	330,991
AMERCO * †	8,800	471,240
American Woodmark Corp †	12,000	360,120
America’s Car-Mart Inc * †	9,500	213,845
Ameristar Casinos Inc †	29,400	767,046
AMN Healthcare Services Inc * †	18,979	285,254
Angelica Corp †	10,400	254,904
aQuantive Inc * †	60,100	1,064,972
Arbitron Inc	36,400	1,561,560
Argosy Gaming Co * †	34,300	1,598,723
Asbury Automotive Group Inc * †	7,800	120,198
Atari Inc * †	26,900	74,782
Autobytel Inc * †	44,300	213,969
Aztar Corp * †	39,300	1,346,025
Banta Corp †	29,300	1,329,048
Bassett Furniture Industries Inc	11,700	220,662
Beasley Broadcast Group Inc ‘A’ * †	5,900	85,491
Big 5 Sporting Goods Corp †	19,000	539,220
Big Lots Inc * †	112,200	1,485,528
BJ’s Restaurants Inc * †	12,200	248,148
Blair Corp †	8,800	347,600
Blockbuster Inc ‘A’ †	192,100	1,751,952
Blue Nile Inc * †	12,400	405,356
Blyth Inc †	32,800	920,040
Bob Evans Farms Inc †	42,600	993,432
Bowne & Co Inc †	43,200	624,672

See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
Bright Horizons Family Solutions Inc *	28,700	$1,168,664
Brightpoint Inc * †	22,700	503,713
Brookstone Inc * †	26,325	497,016
Brown Shoe Co Inc †	20,600	806,490
Buffalo Wild Wings Inc * †	10,700	333,840
Build-A-Bear Workshop Inc *	14,300	335,335
Burlington Coat Factory Warehouse Corp †	19,100	814,424
Cabela’s Inc ‘A’ * †	26,700	570,312
Cache Inc *	18,150	301,653
California Pizza Kitchen Inc *	25,200	687,204
Callaway Golf Co †	78,200	1,206,626
Carmike Cinemas Inc	11,200	343,616
Carter’s Inc *	17,100	998,298
Casella Waste Systems Inc ‘A’ *	20,500	246,000
Casual Male Retail Group Inc * †	38,100	278,511
Catalina Marketing Corp †	53,600	1,361,976
CDI Corp	15,800	346,336
CEC Entertainment Inc * †	40,500	1,704,645
Central European Distribution Corp * †	16,549	617,774
Central Garden & Pet Co * †	20,400	1,002,048
Central Parking Corp †	21,100	290,125
Century Business Services Inc *	64,594	261,606
Cenveo Inc *	43,500	328,860
Charles & Colvard Ltd	16,695	409,862
Charlotte Russe Holding Inc * †	15,900	198,114
Charming Shoppes Inc * †	129,000	1,203,570
Charter Communications Inc ‘A’ * †	356,500	420,670
Chemed Corp †	26,900	1,099,672
Cherokee Inc †	7,500	259,650
Christopher & Banks Corp †	43,300	790,658
Churchill Downs Inc †	5,700	242,193
Citadel Broadcasting Corp * †	35,400	405,330
Citi Trends Inc *	9,500	171,760
CKE Restaurants Inc †	55,000	765,600
Clark Inc †	17,000	243,610
CMGI Inc * †	473,400	894,726
CNET Networks Inc * †	145,300	1,705,822
CNS Inc	19,400	443,290
Cogent Inc * †	20,300	579,565
Coinstar Inc * †	28,800	653,472
Coldwater Creek Inc * †	38,445	957,665
Conn’s Inc * †	2,100	51,387
Consolidated Graphics Inc * †	11,500	468,855
Corinthian Colleges Inc * †	90,900	1,160,793
Corrections Corp of America * †	41,598	1,632,722
Cost Plus Inc * †	27,375	682,732
CoStar Group Inc * †	19,900	867,640
Courier Corp †	6,875	264,069
Cox Radio Inc ‘A’ * †	32,400	510,300
CRA International Inc * †	12,800	689,280
Cross Country Healthcare Inc *	31,100	528,700
Crown Media Holdings Inc ‘A’ * †	16,500	155,595
CSK Auto Corp *	47,800	797,304
CSS Industries Inc †	6,827	231,026
Cumulus Media Inc ‘A’ * †	55,500	653,790
Dave & Buster’s Inc * †	12,600	232,344
Deb Shops Inc †	800	23,176
Deckers Outdoor Corp * †	14,200	349,320
Denny’s Corp * †	79,600	398,000
Design Within Reach Inc *	6,900	124,890
DeVry Inc *	57,500	1,144,250
DiamondCluster International Inc * †	26,200	296,060
Dollar Thrifty Automotive Group Inc *	30,100	1,143,198
Domino’s Pizza Inc	27,850	619,941
DoubleClick Inc *	128,000	1,073,920
Dover Downs Gaming & Entertainment Inc †	10,190	135,119
Dover Motorsports Inc †	18,000	108,000
drugstore.com inc * †	55,500	231,435
DTS Inc * †	16,200	288,846
Earle M. Jorgensen Co *	10,200	82,110
EarthLink Inc * †	135,700	1,175,162
Educate Inc *	11,800	166,970
Electronics Boutique Holdings Corp * †	13,900	882,511
Elizabeth Arden Inc * †	27,000	631,530
Emmis Communications Corp ‘A’ * †	59,200	1,046,064
Entercom Communications Corp *	34,200	1,138,518
Entravision Communications Corp ‘A’ *	67,700	527,383
Escalade Inc †	4,800	66,384
Ethan Allen Interiors Inc †	34,800	1,166,148
Exponent Inc *	8,500	242,930
First Advantage Corp ‘A’ * †	5,500	128,205
Fisher Communications Inc * †	5,100	241,179
Forrester Research Inc * †	13,800	246,054
Fossil Inc *	49,200	1,116,840
Fred’s Inc †	42,267	700,787
FTD Group Inc * †	14,100	160,035
FTI Consulting Inc * †	45,774	956,677
Furniture Brands International Inc †	54,300	1,173,423
G&K Services Inc ‘A’	22,800	860,244
GameStop Corp ‘B’ * †	48,100	1,438,190
Gaylord Entertainment Co * †	39,500	1,836,355
Gemstar-TV Guide International Inc *	239,000	858,010
Genesco Inc *	24,800	919,832
Gevity HR Inc †	24,700	494,741
Global Imaging Systems Inc * †	27,800	885,708
Goody’s Family Clothing Inc †	19,900	146,762
Gray Television Inc	43,300	522,198
Great Wolf Resorts Inc * †	23,800	486,472
Greenfield Online Inc * †	23,050	280,058
Greg Manning Auctions Inc * †	7,000	83,650
Group 1 Automotive Inc *	18,800	451,952
GSI Commerce Inc * †	27,600	462,300
Guess? Inc * †	12,200	202,276
Guitar Center Inc * †	25,500	1,488,435
Gymboree Corp * †	36,700	501,322
Handleman Co	27,200	449,072
Harris Interactive Inc *	51,200	249,344
Hartmarx Corp * †	17,200	173,204
Haverty Furniture Cos Inc †	19,700	291,166
Heidrick & Struggles International Inc * †	24,200	631,136
Hibbett Sporting Goods Inc * †	24,075	910,998
Hollinger International Inc ‘A’ †	62,700	627,627
Hooker Furniture Corp †	6,000	104,820
Hot Topic Inc * †	52,750	1,008,580
Hudson Highland Group Inc * †	21,900	341,421
IHOP Corp †	21,300	924,207
IKON Office Solutions Inc †	109,700	1,043,247
InfoSpace Inc * †	36,300	1,195,359
infoUSA Inc * †	45,100	527,670
Insight Communications Co Inc ‘A’ * †	60,731	671,078
Insight Enterprises Inc *	57,425	1,158,836
Inter Parfums Inc †	6,300	122,157
Intermix Media Inc * †	19,800	165,726
iPass Inc * †	45,500	275,730
Isle of Capri Casinos Inc * †	19,400	508,280
iVillage Inc * †	38,000	227,240
Jack in the Box Inc * †	41,900	1,588,848
Jackson Hewitt Tax Service Inc †	39,900	943,236
Jakks Pacific Inc * †	31,500	605,115
JAMDAT Mobile Inc * †	15,200	420,736
Jarden Corp * †	31,050	1,674,216
Jo-Ann Stores Inc * †	24,384	643,494
JoS. A. Bank Clothiers Inc * †	14,262	617,545
Journal Communications Inc ‘A’	21,500	361,200
Journal Register Co * †	41,900	733,669
K2 Inc * †	42,600	540,168
Kellwood Co †	31,500	847,350
Kelly Services Inc ‘A’	20,000	572,800

See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
Kenneth Cole Productions Inc ‘A’	6,650	$206,948
Kforce Inc * †	23,800	201,348
Korn/Ferry International * †	38,800	688,700
Krispy Kreme Doughnuts Inc * †	57,300	398,808
K-Swiss Inc ‘A’ †	26,500	857,010
Labor Ready Inc * †	47,700	1,111,887
Lakes Entertainment Inc * †	20,900	321,860
Landry’s Restaurants Inc †	21,800	655,962
Lawson Products Inc	5,600	217,392
La-Z-Boy Inc †	64,300	936,851
LeapFrog Enterprises Inc * †	27,500	310,750
Learning Tree International Inc * †	18,100	217,562
LECG Corp * †	15,600	331,656
Libbey Inc	15,473	244,628
Liberty Corp †	17,800	655,218
Life Time Fitness Inc * †	21,050	690,650
Lifeline Systems Inc *	9,500	305,140
Lifetime Hoan Corp * †	8,200	160,146
LIN TV Corp ‘A’ * †	37,600	522,264
Linens ‘n Things Inc * †	50,200	1,187,732
Lithia Motors Inc ‘A’ †	16,200	467,370
LKQ Corp * †	14,600	396,390
LodgeNet Entertainment Corp *	12,332	204,588
Lodgian Inc *	18,400	188,968
LoJack Corp *	23,400	410,904
Lone Star Steakhouse & Saloon Inc	22,400	681,184
Luby’s Inc *	32,800	391,960
Magna Entertainment Corp ‘A’ * † (Canada)	58,400	329,376
Majesco Entertainment Co * †	26,100	170,694
Mannatech Inc †	20,900	397,518
Marchex Inc ‘B’ * †	16,500	248,160
Marcus Corp †	20,800	441,376
MarineMax Inc * †	13,200	412,500
Martha Stewart Living Omnimedia Inc ‘A’ * †	26,400	770,352
Matthews International Corp ‘A’ †	33,600	1,309,056
MAXIMUS Inc †	18,300	645,807
Maytag Corp †	78,700	1,232,442
McCormick & Schmick’s Seafood Restaurants Inc *	1,200	18,948
Media General Inc ‘A’ †	20,700	1,340,532
Midas Inc * †	18,600	427,800
Midway Games Inc * †	27,400	300,304
Mikohn Gaming Corp *	29,000	427,025
Monarch Casino & Resort Inc *	5,500	121,220
Monro Muffler Brake Inc * †	10,750	317,232
Movado Group Inc †	17,300	326,624
Movie Gallery Inc †	26,625	703,699
MPS Group Inc *	110,400	1,039,968
MTR Gaming Group Inc * †	27,700	322,428
Multimedia Games Inc * †	29,100	320,391
National Presto Industries Inc	5,400	237,978
Nautilus Inc †	35,325	1,006,762
Navarre Corp * †	27,200	217,464
Navigant Consulting Inc * †	52,300	923,618
Navigant International Inc * †	16,400	240,916
Netflix Inc * †	43,400	712,194
NetRatings Inc * †	14,000	190,400
New York & Co Inc *	9,000	189,540
NIC Inc * †	35,400	163,548
Nu Skin Enterprises Inc ‘A’ †	59,800	1,393,340
NutriSystem Inc DE *	18,100	267,156
Oakley Inc †	25,800	439,374
O’Charley’s Inc * †	29,700	524,502
Oshkosh B’Gosh Inc ‘A’	12,530	325,655
Overstock.com Inc * †	12,800	455,680
Oxford Industries Inc †	14,400	619,920
P.F. Chang’s China Bistro Inc * †	27,800	1,639,644
Pacific Sunwear of California Inc *	75,800	1,742,642
Papa John’s International Inc * †	14,900	595,553
Parlux Fragrances Inc * †	4,100	113,447
Party City Corp *	12,400	148,800
Payless ShoeSource Inc DE * †	66,200	1,271,040
Pegasus Solutions Inc * †	31,100	346,765
Perry Ellis International Inc * †	15,700	367,223
PETCO Animal Supplies Inc *	62,700	1,838,364
PHH Corp * †	50,800	1,306,576
Phillips-Van Heusen Corp	28,100	918,589
Pier 1 Imports Inc †	82,700	1,173,513
Pinnacle Entertainment Inc * †	46,500	909,540
Playboy Enterprises Inc ‘B’ * †	19,700	254,918
Playtex Products Inc * †	36,500	392,740
Pre-Paid Legal Services Inc †	13,000	580,450
Prestige Brands Holdings Inc * †	29,700	579,150
priceline.com Inc * †	26,749	624,054
PRIMEDIA Inc * †	156,500	633,825
ProQuest Co * †	27,000	885,330
Radio One Inc ‘D’ *	98,100	1,252,737
RARE Hospitality International Inc *	40,775	1,242,414
RC2 Corp *	18,900	710,073
Red Robin Gourmet Burgers Inc * †	14,400	892,512
Regent Communications Inc * †	45,700	268,259
Regis Corp	44,300	1,731,244
Renaissance Learning Inc †	6,300	127,890
Rent-Way Inc * †	27,900	274,536
Resources Connection Inc * †	53,000	1,231,190
Restoration Hardware Inc * †	37,300	305,114
Retail Ventures Inc *	11,000	150,040
Revlon Inc ‘A’ * †	147,888	454,016
Riviera Holdings Corp *	5,400	122,310
Rollins Inc †	33,425	669,837
Ruby Tuesday Inc †	63,400	1,642,060
Rush Enterprises Inc ‘A’ *	29,600	394,864
Russ Berrie & Co Inc †	12,600	161,406
Russell Corp †	34,900	713,705
Ryan’s Restaurant Group Inc *	47,900	671,079
Saga Communications Inc ‘A’ * †	12,231	171,234
Salem Communications Corp ‘A’ * †	11,000	218,240
Schawk Inc †	8,400	210,000
Scholastic Corp * †	31,400	1,210,470
School Specialty Inc * †	24,700	1,148,550
Select Comfort Corp * †	38,300	820,769
Sharper Image Corp * †	18,000	229,140
Shoe Carnival Inc * †	7,900	171,904
ShopKo Stores Inc *	33,500	814,385
Shuffle Master Inc * †	39,275	1,100,878
Sinclair Broadcast Group Inc ‘A’	58,800	533,904
SIRVA Inc *	16,500	140,415
Six Flags Inc * †	98,800	459,420
Skechers U.S.A. Inc ‘A’ * †	24,100	343,666
Sohu.com Inc * † (China)	28,100	615,952
Sonic Automotive Inc	31,200	663,312
Source Interlink Cos Inc * †	43,200	534,384
SOURCECORP Inc * †	19,400	384,508
Spanish Broadcasting System Inc ‘A’ * †	52,450	523,976
Speedway Motorsports Inc †	16,300	595,928
Spherion Corp * †	68,760	453,816
Stage Stores Inc *	19,400	845,840
Stamps.com Inc * †	21,349	400,294
Stanley Furniture Co Inc †	18,400	451,904
StarTek Inc †	17,000	279,140
Stein Mart Inc	24,300	534,600
Steinway Musical Instruments Inc * †	7,500	220,200
Steven Madden Ltd * †	13,800	245,088
Stewart Enterprises Inc ‘A’	112,800	737,712
Strayer Education Inc †	16,800	1,449,168
Sturm Ruger & Co Inc †	23,900	200,043
TeleTech Holdings Inc * †	42,900	349,635
Tetra Tech Inc * †	55,518	751,159

See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
Texas Roadhouse Inc ‘A’ *	18,300	$635,925
The Advisory Board Co * †	18,600	906,564
The Bombay Co Inc * †	40,500	230,850
The Bon-Ton Stores Inc	8,900	172,215
The Buckle Inc †	5,100	226,134
The Cato Corp ‘A’ †	33,300	687,645
The Children’s Place Retail Stores Inc * †	20,400	952,068
The Dress Barn Inc * †	28,570	646,539
The Finish Line Inc ‘A’ †	42,800	809,776
The Geo Group Inc * †	10,100	253,005
The J. Jill Group Inc * †	23,400	321,750
The Pantry Inc *	15,500	600,315
The Pep Boys-Manny, Moe & Jack †	65,200	882,808
The Providence Service Corp *	5,700	141,531
The Reader’s Digest Association Inc †	105,700	1,744,050
The Sports Authority Inc * †	27,464	873,355
The Steak n Shake Co * †	22,860	425,653
The Stride Rite Corp †	47,700	657,783
The Talbots Inc	20,600	668,882
The Topps Co Inc †	40,400	405,212
The Warnaco Group Inc * †	49,100	1,141,575
The Yankee Candle Co Inc †	48,200	1,547,220
Thomas Nelson Inc †	11,400	248,064
THQ Inc * †	45,600	1,334,712
TiVo Inc * †	71,300	476,284
Too Inc *	40,100	937,137
Tractor Supply Co * †	37,300	1,831,430
Trans World Entertainment Corp *	26,500	313,495
Travelzoo Inc * †	1,800	59,094
Triarc Cos Inc ‘B’ †	40,600	603,316
TRM Corp * †	15,800	265,756
Tuesday Morning Corp †	27,400	863,648
Tupperware Corp †	59,500	1,390,515
UniFirst Corp †	9,900	401,346
United Auto Group Inc †	24,200	721,160
United Natural Foods Inc * †	47,700	1,448,649
United Online Inc †	58,750	638,025
United Stationers Inc *	35,200	1,728,320
Universal Electronics Inc * †	13,200	218,988
Universal Technical Institute Inc *	19,400	644,080
USANA Health Sciences Inc * †	10,900	461,070
Vail Resorts Inc * †	27,800	781,180
Valassis Communications Inc * †	55,500	2,056,275
ValueClick Inc * †	90,100	1,110,933
ValueVision Media Inc ‘A’ * †	29,000	348,290
Ventiv Health Inc * †	33,200	640,096
Vertrue Inc * †	9,500	370,120
Viad Corp	19,000	538,460
Volt Information Sciences Inc *	6,000	142,380
Waste Connections Inc * †	53,400	1,991,286
Waste Services Inc * †	46,700	179,328
Water Pik Technologies Inc *	6,700	127,635
Watson Wyatt & Co Holdings †	34,700	889,361
WESCO International Inc * †	30,700	963,366
West Marine Inc * †	19,500	352,170
Weyco Group Inc †	600	11,823
Wilsons The Leather Experts Inc *	9,800	65,072
Wireless Facilities Inc * †	71,700	453,861
WMS Industries Inc * †	22,100	745,875
Wolverine World Wide Inc	66,900	1,606,269
World Fuel Services Corp †	24,300	568,863
World Wrestling Entertainment Inc †	8,700	99,354
WPT Enterprises Inc *	10,000	194,900
Zale Corp * †	57,700	1,828,513
Zumiez Inc *	6,500	189,475

		238,357,123

Consumer Staples - 1.96%

Alliance One International Inc †	91,900	552,319
American Italian Pasta Co ‘A’ †	18,300	384,666
Arden Group Inc ‘A’ †	800	63,424
Aurora Foods Inc *	400	4
Casey’s General Stores Inc †	60,100	1,191,182
Chiquita Brands International Inc †	40,300	1,106,638
Coca-Cola Bottling Co Consolidated †	4,500	227,430
Farmer Brothers Co †	5,000	111,300
Flowers Foods Inc †	39,450	1,394,952
Green Mountain Coffee Roasters Inc *	1,900	64,467
Hansen Natural Corp * †	9,000	762,480
Ingles Markets Inc ‘A’ †	22,100	304,317
J&J Snack Foods Corp †	7,900	413,565
John B. Sanfilippo & Son Inc * †	8,400	193,704
Lance Inc	37,000	636,770
Longs Drug Stores Corp †	29,800	1,282,890
M&F Worldwide Corp * †	11,400	152,304
Maui Land & Pineapple Co Inc * †	2,500	95,200
Nash Finch Co †	17,000	624,580
National Beverage Corp *	8,100	64,638
Nature’s Sunshine Products Inc	16,300	284,272
NBTY Inc *	55,400	1,437,076
Pathmark Stores Inc * †	40,000	350,400
Peet’s Coffee & Tea Inc * †	18,220	601,989
Performance Food Group Co * †	45,800	1,383,618
Provide Commerce Inc * †	11,600	250,444
Ralcorp Holdings Inc †	34,724	1,428,893
Ruddick Corp †	40,100	1,023,753
Sanderson Farms Inc †	15,950	724,768
Schweitzer-Mauduit International Inc †	20,200	628,826
Seaboard Corp †	300	499,200
Sensient Technologies Corp †	56,500	1,164,465
Smart & Final Inc * †	14,100	172,725
Spartan Stores Inc *	27,400	401,958
Star Scientific Inc * †	44,400	198,468
The Boston Beer Co Inc ‘A’ *	15,900	356,796
The Great Atlantic & Pacific Tea Co Inc * †	18,600	540,516
The Hain Celestial Group Inc * †	32,000	624,000
Tootsie Roll Industries Inc †	22,300	652,275
Universal Corp †	30,200	1,322,156
Vector Group Ltd †	33,205	616,617
Weis Markets Inc †	15,100	585,729
Wild Oats Markets Inc * †	30,300	346,935

		25,222,709

Energy - 4.73%

Alpha Natural Resources Inc * †	31,300	747,444
Atlas America Inc * †	5,200	193,388
ATP Oil & Gas Corp *	15,700	367,380
Atwood Oceanics Inc * †	11,900	732,564
Berry Petroleum Co ‘A’ †	16,700	883,096
Bill Barrett Corp * †	13,800	408,204
Bois d’Arc Energy Inc *	6,400	94,400
Brigham Exploration Co * †	24,900	227,337
Cabot Oil & Gas Corp	55,700	1,932,790
Cal Dive International Inc * †	43,700	2,288,569
Callon Petroleum Co * †	20,500	302,990
Calpine Corp * †	550,600	1,872,040
CARBO Ceramics Inc	13,800	1,089,648
Carrizo Oil & Gas Inc *	24,900	424,794
Cheniere Energy Inc * †	50,800	1,579,880
Cimarex Energy Co * †	82,910	3,226,028
Clayton Williams Energy Inc * †	6,000	179,940
Comstock Resources Inc * †	38,800	981,252
Crosstex Energy Inc †	3,500	169,050
Dril-Quip Inc * †	5,000	145,050
Edge Petroleum Corp *	25,300	395,186

See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
Encore Acquisition Co *	31,700	$1,299,700
Endeavour International Corp *	38,500	139,755
Energy Partners Ltd * †	30,800	807,268
Evergreen Solar Inc *	52,300	336,289
Foundation Coal Holdings Inc †	25,200	653,688
Frontier Oil Corp †	61,800	1,813,830
FuelCell Energy Inc * †	53,600	547,256
FX Energy Inc * †	44,200	487,526
Gasco Energy Inc *	58,300	215,710
Global Industries Ltd *	100,000	850,000
Global Power Equipment Group Inc * †	30,700	244,065
Goodrich Petroleum Corp *	15,200	312,816
Grey Wolf Inc * †	202,600	1,501,266
Gulf Island Fabrication Inc †	13,200	262,416
Hanover Compressor Co * †	79,800	918,498
Harvest Natural Resources Inc * †	49,300	538,849
Holly Corp †	23,100	1,078,077
Hornbeck Offshore Services Inc * †	10,600	287,154
Hydril Co *	22,100	1,201,135
Input/Output Inc * †	71,300	447,764
James River Coal Co *	11,100	384,615
KFX Inc * †	56,800	811,672
Lufkin Industries Inc	13,900	500,122
MarkWest Hydrocarbon Inc	500	11,600
McMoRan Exploration Co * †	26,500	517,015
Meridian Resource Corp * †	91,900	439,282
Newpark Resources Inc * †	95,500	716,250
Oceaneering International Inc *	28,600	1,105,390
Oil States International Inc *	37,900	953,943
Parallel Petroleum Corp *	43,000	380,550
Parker Drilling Co * †	116,300	815,263
Penn Virginia Corp †	17,400	777,258
Petrohawk Energy Corp *	35,000	378,000
Petroleum Development Corp *	21,200	675,220
PetroQuest Energy Inc *	55,900	367,263
Pioneer Drilling Co *	13,900	212,114
Plug Power Inc * †	46,542	318,813
Remington Oil & Gas Corp *	28,000	999,600
Resource America Inc ‘A’	16,900	651,157
RPC Inc †	16,250	274,950
SEACOR Holdings Inc * †	19,550	1,257,065
Spinnaker Exploration Co *	26,700	947,583
St. Mary Land & Exploration Co †	65,300	1,892,394
Stone Energy Corp * †	25,651	1,254,334
Superior Energy Services Inc *	75,200	1,338,560
Swift Energy Co * †	33,100	1,185,642
Syntroleum Corp * †	48,200	494,532
TETRA Technologies Inc * †	28,250	899,762
The Houston Exploration Co * †	28,000	1,485,400
TODCO ‘A’ * †	55,300	1,419,551
Toreador Resources Corp *	18,100	439,649
TransMontaigne Inc * †	48,800	512,400
Tri-Valley Corp *	17,800	247,954
Universal Compression Holdings Inc * †	16,400	594,336
Veritas DGC Inc * †	38,900	1,079,086
W&T Offshore Inc †	13,400	322,538
Warren Resources Inc * †	19,400	202,730
W-H Energy Services Inc * †	34,100	850,113
Whiting Petroleum Corp * †	28,700	1,042,097

		60,939,895

Financial Services - 22.36%

1st Source Corp	10,622	243,669
21st Century Insurance Group †	30,700	455,588
Aames Investment Corp †	43,800	425,736
ABC Bancorp †	12,540	226,723
Acadia Realty Trust †	36,900	688,185
Accredited Home Lenders Holding Co * †	20,700	910,800
ACE Cash Express Inc * †	12,100	309,276
Advance America Cash Advance Centers Inc †	72,500	1,160,000
Advanta Corp ‘B’ †	20,200	568,832
Advent Software Inc * †	28,400	575,384
Affirmative Insurance Holdings Inc †	16,800	266,280
Affordable Residential Communities Inc †	25,900	345,765
Agree Realty Corp †	3,700	111,925
Alabama National Bancorp †	13,500	882,495
Alexander’s Inc * †	1,500	373,125
Alexandria Real Estate Equities Inc †	22,100	1,623,245
Alfa Corp †	31,400	462,208
AMCORE Financial Inc †	26,700	797,796
Amegy Bancorp Inc †	66,900	1,497,222
American Campus Communities Inc †	19,600	444,528
American Equity Investment Life Holding Co †	42,900	509,652
American Home Mortgage Investment Corp †	34,921	1,220,838
American Physicians Capital Inc * †	11,600	430,940
AmericanWest Bancorp * †	17,760	354,312
Ames National Corp †	1,800	199,008
AMLI Residential Properties Trust †	27,900	872,154
Anchor BanCorp Wisconsin Inc	24,100	729,266
Anthracite Capital Inc †	57,900	686,115
Anworth Mortgage Asset Corp †	50,900	500,856
Apollo Investment Corp †	66,166	1,219,439
Arbor Realty Trust Inc	13,500	387,450
Archipelago Holdings Inc * †	31,350	1,222,337
Ares Capital Corp †	17,700	315,591
Argonaut Group Inc * †	32,900	759,661
Arrow Financial Corp	6,099	169,796
Ashford Hospitality Trust Inc †	49,600	535,680
Asset Acceptance Capital Corp * †	4,900	126,959
Asta Funding Inc †	13,800	383,364
Baldwin & Lyons Inc ‘B’ †	13,400	322,940
BancFirst Corp †	2,700	234,873
BancorpSouth Inc †	82,600	1,949,360
BancTrust Financial Group Inc †	4,700	91,791
Bank Mutual Corp †	60,747	671,862
Bank of Granite Corp †	10,750	205,755
Bank of the Ozarks Inc †	12,100	397,364
BankAtlantic Bancorp Inc ‘A’ †	53,600	1,015,720
Bankrate Inc *	5,900	118,826
BankUnited Financial Corp ‘A’ †	32,500	878,800
Banner Corp †	11,100	310,911
BB&T Corp †	7	280
Bedford Property Investors Inc †	20,100	462,702
Berkshire Hills Bancorp Inc	9,600	319,872
Beverly Hills Bancorp Inc †	6,600	72,270
BFC Financial Corp ‘A’ *	34,300	292,579
Bimini Mortgage Management Inc ‘A’ †	13,300	187,530
BioMed Realty Trust Inc †	27,350	652,298
BKF Capital Group Inc †	10,400	394,264
Boston Private Financial Holdings Inc †	35,200	887,040
Boykin Lodging Co *	29,200	391,280
Brandywine Realty Trust	55,000	1,685,750
Bristol West Holdings Inc †	11,800	215,940
Brookline Bancorp Inc †	65,442	1,064,087
Calamos Asset Management Inc ‘A’ †	27,700	754,548
Camden National Corp	5,200	170,300
Capital Automotive REIT †	44,900	1,713,833
Capital City Bank Group Inc †	7,725	312,090
Capital Corp of the West †	9,540	264,735
Capital Crossing Bank * †	10,400	354,640
Capital Lease Funding Inc †	38,100	413,385
Capital Southwest Corp †	1,700	152,439
Capital Trust Inc ‘A’ †	8,800	294,008
Capitol Bancorp Ltd †	9,000	302,490
Cascade Bancorp †	24,400	513,376
Cash America International Inc †	32,300	649,876
Cathay General Bancorp †	48,248	1,626,440
CCC Information Services Group Inc *	3,512	84,112

See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
Cedar Shopping Centers Inc †	21,400	$315,650
Center Financial Corp †	16,900	419,627
Central Coast Bancorp * †	7,582	137,234
Central Pacific Financial Corp †	35,898	1,277,969
Ceres Group Inc * †	23,000	139,840
Charter Financial Corp †	1,100	38,434
CharterMac †	48,900	1,073,844
Chemical Financial Corp †	26,740	885,361
Chittenden Corp †	49,217	1,338,702
Citizens & Northern Corp †	4,600	143,704
Citizens Banking Corp †	50,300	1,520,066
Citizens Inc * †	25,175	153,568
City Bank †	6,400	198,528
City Holding Co †	21,506	785,399
Clifton Savings Bancorp Inc †	6,200	65,472
CNA Surety Corp * †	8,000	118,800
Coastal Financial Corp †	10,633	156,730
CoBiz Inc †	14,625	265,151
Cohen & Steers Inc †	5,000	103,050
Collegiate Funding Services Inc * †	8,550	124,659
Colonial Properties Trust †	41,914	1,844,216
Colony Bankcorp Inc	1,800	54,072
Columbia Bancorp †	6,600	240,570
Columbia Banking System Inc †	21,375	526,252
Commercial Bankshares Inc †	1,600	62,096
Commercial Capital Bancorp Inc †	46,932	784,234
Commercial Federal Corp	44,600	1,502,128
Commercial Net Lease Realty Inc †	54,000	1,105,380
Community Bancorp *	9,500	294,690
Community Bank System Inc †	28,800	702,432
Community Banks Inc †	11,447	296,706
Community Trust Bancorp Inc †	13,485	441,229
CompuCredit Corp * †	19,000	651,320
Corporate Office Properties Trust †	30,800	907,060
Correctional Properties Trust †	11,600	328,280
Corus Bankshares Inc †	21,300	1,181,937
Cousins Properties Inc †	37,700	1,115,166
Crawford & Co ‘B’	24,800	184,016
Credit Acceptance Corp * †	4,500	67,005
Criimi MAE Inc *	11,000	240,350
CRT Properties Inc †	38,600	1,053,780
CVB Financial Corp †	47,656	937,870
CyberSource Corp * †	28,400	207,604
Danielson Holding Corp * †	48,530	590,610
Delphi Financial Group Inc ‘A’ †	29,660	1,309,489
Delta Financial Corp	2,600	24,726
DiamondRock Hospitality Co	38,100	430,530
Digital Insight Corp * †	39,900	954,408
Digital Realty Trust Inc	1,000	17,380
Dime Community Bancshares Inc	37,075	563,540
Direct General Corp †	21,500	400,115
Donegal Group Inc ‘A’ †	7,333	146,367
Doral Financial Corp	96,800	1,601,072
EastGroup Properties Inc †	23,200	976,952
ECC Capital Corp †	60,500	402,930
Education Realty Trust Inc	21,800	398,940
eFunds Corp *	54,500	980,455
Electro Rent Corp * †	12,700	184,658
E-Loan Inc *	80,500	268,870
EMC Insurance Group Inc †	700	12,656
Encore Capital Group Inc * †	19,200	326,400
Enterprise Financial Services Corp *	2,400	56,760
Entertainment Properties Trust †	30,000	1,380,000
Equity Inns Inc †	65,000	864,500
Equity Lifestyle Properties Inc	21,200	842,912
Equity One Inc †	33,200	753,640
eSpeed Inc ‘A’ * †	30,800	274,428
EuroBancshares Inc * †	5,600	89,880
Euronet Worldwide Inc * †	29,900	869,193
Extra Space Storage Inc †	23,350	334,606
F.N.B. Corp FL †	52,840	1,038,306
FactSet Research Systems Inc †	32,749	1,173,724
Farmers Capital Bank Corp †	3,400	117,776
FBL Financial Group Inc ‘A’ †	9,928	274,112
Federal Agricultural Mortgage Corp ‘C’ †	16,800	370,440
FelCor Lodging Trust Inc * †	55,500	803,640
Fidelity Bankshares Inc †	25,550	677,586
Fieldstone Investment Corp †	51,800	745,920
Financial Federal Corp †	18,700	722,568
Financial Institutions Inc †	4,800	86,496
First Acceptance Corp * †	12,600	119,196
First BanCorp †	39,765	1,596,565
First Bancorp NC †	8,400	185,892
First Busey Corp †	10,500	202,755
First Cash Financial Services Inc * †	18,700	399,619
First Charter Corp †	30,300	665,691
First Citizens BancShares Inc ‘A’ †	6,900	997,395
First Commonwealth Financial Corp †	74,214	1,016,732
First Community Bancorp †	16,700	793,250
First Community Bancshares Inc †	9,848	320,060
First Defiance Financial Corp	2,900	77,401
First Financial Bancorp †	33,442	632,054
First Financial Bankshares Inc †	18,116	613,045
First Financial Corp †	15,400	442,442
First Financial Holdings Inc †	14,300	427,713
First Indiana Corp †	16,091	477,420
First Industrial Realty Trust Inc †	48,800	1,947,120
First Merchants Corp †	17,006	422,599
First Midwest Bancorp Inc	48,558	1,707,785
First Niagara Financial Group Inc	122,783	1,790,176
First Oak Brook Bancshares Inc	3,600	101,592
First Place Financial Corp †	9,200	184,828
First Potomac Realty Trust	12,100	300,080
First Regional Bancorp * †	4,600	304,290
First Republic Bank	22,950	810,824
First South Bancorp Inc VA	1,300	41,444
First State Bancorp †	23,200	447,528
FirstFed Financial Corp *	17,500	1,043,175
Flagstar Bancorp Inc †	34,400	651,192
Flushing Financial Corp †	16,525	304,060
FNB Corp †	4,700	131,600
FPIC Insurance Group Inc * †	10,800	316,764
Franklin Bank Corp *	19,300	362,068
Fremont General Corp †	63,900	1,554,687
Frontier Financial Corp †	22,500	568,350
Gabelli Asset Management Inc ‘A’ †	7,500	331,425
Gables Residential Trust †	33,400	1,443,882
GATX Corp †	46,700	1,611,150
GB&T Bancshares Inc †	7,574	179,958
Getty Realty Corp †	15,900	440,430
GFI Group Inc * †	6,200	220,720
Glacier Bancorp Inc †	33,106	865,060
Gladstone Capital Corp †	17,700	414,180
Glenborough Realty Trust Inc †	28,300	582,697
Glimcher Realty Trust †	40,400	1,121,100
GMH Communities Trust †	32,200	445,970
Gold Banc Corp Inc †	51,000	742,050
Government Properties Trust Inc †	36,300	352,836
Gramercy Capital Corp †	8,950	218,917
Great American Financial Resources Inc †	8,950	177,300
Great Southern Bancorp Inc †	9,500	297,255
Greater Bay Bancorp †	54,300	1,431,891
Greene County Bancshares Inc	11,600	316,912
Greenhill & Co Inc †	11,100	449,661
Hancock Holding Co †	28,400	976,960
Hanmi Financial Corp	34,438	575,115
Harbor Florida Bancshares Inc †	25,800	965,952
Harleysville Group Inc	20,600	430,334

See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
Harleysville National Corp †	29,896	$692,391
Harris & Harris Group Inc * †	24,800	295,368
HealthExtras Inc * †	22,700	455,589
Heartland Financial USA Inc †	7,850	153,310
Heritage Commerce Corp *	19,600	359,856
Heritage Property Investment Trust Inc †	26,700	935,034
Hersha Hospitality Trust †	35,000	333,900
Highland Hospitality Corp †	30,100	314,545
Highwoods Properties Inc †	61,540	1,831,430
Hilb Rogal & Hobbs Co †	34,000	1,169,600
Home Properties Inc †	36,600	1,574,532
HomeBanc Corp †	45,700	415,413
Homestore Inc * †	156,300	317,289
Horace Mann Educators Corp †	52,400	986,168
Horizon Financial Corp †	10,700	237,540
Hudson United Bancorp †	43,700	1,577,570
Huron Consulting Group Inc *	3,000	70,650
Hypercom Corp * †	55,800	361,026
IBERIABANK Corp †	9,300	572,973
Impac Mortgage Holdings Inc †	86,000	1,603,900
Independence Holding Co	3,700	65,305
Independent Bank Corp MA	15,100	425,971
Independent Bank Corp MI †	24,951	709,606
Infinity Property & Casualty Corp †	21,700	756,896
Inland Real Estate Corp	63,100	1,014,648
Innkeepers USA Trust	45,400	678,276
Integra Bank Corp	20,800	470,496
Interchange Financial Services Corp NJ	12,875	236,256
International Securities Exchange Inc * †	7,900	198,369
Interpool Inc †	2,900	62,002
Investment Technology Group Inc *	47,900	1,006,858
Investors Real Estate Trust †	48,200	465,612
iPayment Inc *	15,400	562,408
Irwin Financial Corp †	19,300	428,267
ITLA Capital Corp * †	8,600	463,540
Jack Henry & Associates Inc	69,900	1,279,869
John H. Harland Co †	32,600	1,238,800
Jones Lang LaSalle Inc * †	36,300	1,605,549
Kansas City Life Insurance Co †	2,000	96,100
Kearny Financial Corp * †	23,200	273,760
Kilroy Realty Corp †	30,700	1,457,943
Kite Realty Group Trust	12,300	184,500
KMG America Corp * †	11,800	117,292
KNBT Bancorp Inc †	27,800	419,502
Knight Capital Group Inc ‘A’ * †	126,600	964,692
Kronos Inc * †	36,312	1,466,642
La Quinta Corp *	195,500	1,824,015
LaBranche & Co Inc * †	68,900	434,070
Lakeland Bancorp Inc †	10,098	157,630
Lakeland Financial Corp †	9,700	394,596
LandAmerica Financial Group Inc †	19,700	1,169,589
LaSalle Hotel Properties †	31,800	1,043,358
Lexington Corporate Properties Trust †	48,900	1,188,759
LTC Properties Inc †	16,800	347,760
Luminent Mortgage Capital Inc	40,600	438,074
Macatawa Bank Corp †	8,096	280,850
MAF Bancorp Inc †	34,461	1,469,072
Maguire Properties Inc †	33,900	960,726
Main Street Banks Inc †	15,700	399,722
MainSource Financial Group Inc †	18,605	336,564
MarketAxess Holdings Inc *	30,900	349,170
Marlin Business Services Corp * †	2,000	40,200
MB Financial Inc †	19,950	794,608
MBT Financial Corp †	9,754	187,764
MCG Capital Corp †	58,500	999,180
McGrath RentCorp †	17,500	414,750
Mercantile Bank Corp †	10,624	467,137
Mercantile Bankshares Corp †	1	52
MeriStar Hospitality Corp * †	87,300	750,780
Metris Cos Inc * †	55,100	796,746
MFA Mortgage Investments Inc †	96,500	718,925
Mid-America Apartment Communities Inc †	20,100	912,942
Mid-State Bancshares †	29,000	805,330
Midwest Banc Holdings Inc †	12,000	231,480
MoneyGram International Inc	85,500	1,634,760
Morningstar Inc *	11,900	334,985
MortgageIT Holdings Inc †	10,750	196,188
Nara Bancorp Inc †	27,300	400,764
NASB Financial Inc †	500	21,925
National Financial Partners Corp †	34,700	1,358,158
National Health Investors Inc †	24,900	698,943
National Health Realty Inc †	600	11,166
National Penn Bancshares Inc †	31,273	781,200
National Western Life Insurance Co ‘A’ *	2,000	387,780
Nationwide Health Properties Inc †	76,900	1,815,609
Navigators Group Inc * †	9,400	324,958
NBC Capital Corp †	4,641	112,962
NBT Bancorp Inc †	33,795	798,914
NCO Group Inc *	28,600	618,618
NDCHealth Corp †	43,900	788,883
NetBank Inc †	58,300	543,356
NewAlliance Bancshares Inc	111,800	1,570,790
Newcastle Investment Corp	44,000	1,326,600
NGP Capital Resources Co	10,000	149,300
Northern Empire Bankshares * †	4,100	126,854
NorthStar Realty Finance Corp †	8,900	93,361
Northwest Bancorp Inc	16,100	342,286
NovaStar Financial Inc †	31,400	1,229,310
OceanFirst Financial Corp †	6,255	140,800
Ocwen Financial Corp * †	36,500	246,740
Odyssey Re Holdings Corp †	7,100	175,228
Ohio Casualty Corp	71,900	1,738,542
Old National Bancorp IN †	76,795	1,643,413
Old Second Bancorp Inc †	15,166	441,179
Omega Financial Corp †	12,600	391,230
Omega Healthcare Investors Inc	54,200	697,012
One Liberty Properties Inc †	14,500	300,295
optionsXpress Holdings Inc †	21,900	332,880
Oriental Financial Group Inc †	29,613	451,894
Origen Financial Inc †	11,100	82,140
Pacific Capital Bancorp †	48,687	1,805,314
Park National Corp †	12,934	1,429,207
Parkway Properties Inc †	14,900	745,149
Partners Trust Financial Group Inc	40,168	428,994
Peapack-Gladstone Financial Corp †	5,962	165,147
PennFed Financial Services Inc †	9,692	163,601
PennRock Financial Services Corp †	11,869	425,978
Pennsylvania Commerce Bancorp Inc *	700	22,925
Pennsylvania REIT †	35,942	1,707,245
Peoples Bancorp Inc	14,995	401,116
PFF Bancorp Inc †	25,170	762,399
PICO Holdings Inc * †	6,300	187,488
Pinnacle Financial Partners Inc *	13,100	314,400
Piper Jaffray Cos * †	20,400	620,772
Placer Sierra Bancshares †	4,200	114,534
PMA Capital Corp ‘A’ * †	40,200	354,966
Portfolio Recovery Associates Inc *	19,400	815,188
Post Properties Inc †	44,800	1,617,728
Preferred Bank	7,600	301,720
PremierWest Bancorp *	5,800	85,956
Prentiss Properties Trust †	47,100	1,716,324
Presidential Life Corp	21,800	372,998
PRG-Schultz International Inc * †	49,050	138,321
PrivateBancorp Inc †	20,200	714,676
ProAssurance Corp * †	29,850	1,246,536
Prosperity Bancshares Inc	18,700	535,007
Provident Bankshares Corp	39,208	1,251,127
Provident Financial Holdings Inc	5,200	146,172

See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
Provident Financial Services Inc †	77,089	$1,354,454
Provident New York Bancorp	36,234	438,794
PS Business Parks Inc CA	14,900	662,305
QC Holdings Inc *	500	7,220
R&G Financial Corp ‘B’ †	34,500	610,305
RAIT Investment Trust	31,100	931,445
Ramco-Gershenson Properties Trust †	14,268	417,767
Redwood Trust Inc †	20,900	1,078,440
Renasant Corp †	7,046	216,735
Republic Bancorp Inc KY ‘A’	8,337	180,996
Republic Bancorp Inc MI	74,330	1,113,463
RLI Corp †	22,200	990,120
Rockville Financial Inc *	20,100	245,622
Royal Bancshares of Pennsylvania Inc ‘A’ †	3,247	77,116
S&T Bancorp Inc †	27,000	974,700
S.Y. Bancorp Inc †	8,500	194,225
S1 Corp *	87,618	412,681
Safety Insurance Group Inc †	11,400	384,864
Sanders Morris Harris Group Inc †	13,500	232,200
Sandy Spring Bancorp Inc †	15,550	544,716
Santander BanCorp †	2,715	68,038
Saul Centers Inc †	14,800	537,980
Saxon Capital Inc †	53,000	904,710
SCBT Financial Corp †	6,615	209,365
Seacoast Banking Corp of Florida †	12,310	242,384
Security Bank Corp †	4,700	107,630
Selective Insurance Group Inc †	32,800	1,625,240
Senior Housing Properties Trust	61,100	1,155,401
Sierra Bancorp †	300	6,804
Signature Bank * †	18,000	439,200
Simmons First National Corp ‘A’ †	12,600	341,586
Sizeler Property Investors Inc †	9,500	125,400
Sotheby’s Holdings Inc ‘A’ *	50,500	691,850
Sound Federal Bancorp Inc †	3,700	59,792
Southside Bancshares Inc †	10,384	212,872
Southwest Bancorp Inc	20,900	428,032
Sovran Self Storage Inc †	16,900	768,274
Spirit Finance Corp †	71,800	843,650
State Auto Financial Corp †	10,400	322,816
State Bancorp Inc †	4,404	99,618
State Financial Services Corp ‘A’ †	6,600	265,716
Sterling Bancorp †	18,374	392,285
Sterling Bancshares Inc	57,050	887,698
Sterling Financial Corp PA †	33,163	706,704
Sterling Financial Corp WA *	28,200	1,054,680
Stewart Information Services Corp †	18,100	760,200
Stifel Financial Corp *	3,500	84,560
Strategic Hotel Capital Inc †	39,250	706,500
Suffolk Bancorp †	12,400	400,396
Summit Bancshares Inc TX	3,600	62,280
Summit Financial Group Inc	1,500	49,035
Sun Bancorp Inc NJ *	11,970	247,420
Sun Communities Inc †	17,200	639,668
Sunstone Hotel Investors Inc	30,600	742,356
Susquehanna Bancshares Inc	49,471	1,216,492
SVB Financial Group * †	40,400	1,935,160
SWS Group Inc	17,130	294,293
Tanger Factory Outlet Centers Inc	34,400	926,392
Taubman Centers Inc †	53,800	1,834,042
Taylor Capital Group Inc †	800	31,400
Technology Investment Capital Corp	5,400	79,920
Texas Capital Bancshares Inc * †	23,700	467,838
Texas Regional Bancshares Inc ‘A’ †	48,198	1,469,075
The Banc Corp *	2,700	28,566
The Bancorp Inc *	9,670	168,645
The Enstar Group Inc * †	1,400	94,892
The Midland Co †	7,300	256,887
The Nasdaq Stock Market Inc * †	42,900	809,094
The Phoenix Cos Inc †	100,900	1,200,710
The Town & Country Trust †	23,300	664,283
TierOne Corp †	24,500	664,685
TNS Inc * †	9,000	210,330
Tompkins Trustco Inc †	9,119	395,765
Tower Group Inc	10,100	157,863
TradeStation Group Inc * †	30,300	259,974
Triad Guaranty Inc * †	9,100	458,549
Trico Bancshares †	12,900	288,186
TrustCo Bank Corp NY †	79,908	1,043,598
Trustmark Corp †	50,200	1,468,852
Trustreet Properties Inc †	61,500	1,021,515
U.S.B. Holding Co Inc †	10,334	241,816
UCBH Holdings Inc †	104,700	1,700,328
UICI	42,100	1,253,317
UMB Financial Corp †	17,141	977,551
Umpqua Holdings Corp †	52,838	1,243,807
Union Bankshares Corp †	9,300	359,166
United Bankshares Inc	39,800	1,417,278
United Community Banks Inc †	28,049	729,835
United Community Financial Corp †	28,724	314,241
United Fire & Casualty Co †	19,700	875,074
United PanAm Financial Corp * †	5,200	142,532
United Rentals Inc * †	66,300	1,339,923
United Security Bancshares Inc	2,000	61,520
Universal American Financial Corp * †	30,100	680,862
Universal Health Realty Income Trust	16,100	613,571
Univest Corp of Pennsylvania †	9,599	287,586
Unizan Financial Corp †	24,807	664,580
Urstadt Biddle Properties Inc ‘A’ †	22,300	386,236
USI Holdings Corp * †	38,400	494,592
U-Store-It Trust †	30,400	579,120
Value Line Inc †	300	11,775
Vineyard National Bancorp	12,200	385,032
Virginia Commerce Bancorp Inc * †	10,231	248,920
Virginia Financial Group Inc †	11,643	408,553
W Holding Co Inc †	103,300	1,055,726
Waddell & Reed Financial Inc ‘A’	73,800	1,365,300
Washington REIT †	43,900	1,369,680
Washington Trust Bancorp Inc †	15,000	415,050
WesBanco Inc †	24,100	723,482
West Bancorp Inc †	17,769	334,057
West Coast Bancorp †	15,700	383,237
Westamerica Bancorp	34,800	1,837,788
Western Sierra Bancorp * †	7,067	239,218
Westfield Financial Inc †	2,200	53,328
Wilshire Bancorp Inc †	16,400	235,012
Winston Hotels Inc †	26,400	297,264
Wintrust Financial Corp †	27,600	1,444,860
World Acceptance Corp * †	23,600	709,180
Wright Express Corp * †	42,700	788,669
WSFS Financial Corp	8,700	475,977
Yardville National Bancorp	13,000	464,750
Zenith National Insurance Corp †	14,900	1,011,114
ZipRealty Inc *	500	6,420

		288,082,223

Health Care - 11.62%

Aastrom Biosciences Inc * †	132,700	415,351
Abaxis Inc * †	16,500	179,520
Abgenix Inc * †	103,400	887,172
ABIOMED Inc *	13,100	112,005
ACADIA Pharmaceuticals Inc * †	7,800	65,520
Adeza Biomedical Corp *	10,100	171,498
Adolor Corp * †	48,700	450,475
Advanced Neuromodulation Systems Inc * †	21,050	835,264
Albany Molecular Research Inc * †	32,500	455,000
Alexion Pharmaceuticals Inc * †	29,700	684,288
Align Technology Inc * †	59,200	436,304
Alkermes Inc * †	95,900	1,267,798

See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
Alliance Imaging Inc * †	7,400	$77,404
Allied Healthcare International Inc *	20,200	143,016
Allscripts Healthcare Solutions Inc * †	33,500	556,435
Alpharma Inc ‘A’	37,100	536,837
Amedisys Inc * †	19,700	724,566
America Service Group Inc *	15,700	248,845
American Dental Partners Inc *	4,000	97,640
American Healthways Inc * †	36,000	1,521,720
American Medical Systems Holdings Inc * †	73,300	1,513,645
American Retirement Corp *	24,000	350,880
AmSurg Corp * †	36,000	996,840
Amylin Pharmaceuticals Inc * †	115,300	2,413,229
Analogic Corp †	14,600	734,672
Andrx Corp * †	72,900	1,480,599
Animas Corp * †	9,400	189,410
Antigenics Inc * †	31,900	172,579
Applera Corp-Celera Genomics Group *	79,199	868,813
Apria Healthcare Group Inc * †	55,900	1,936,376
Arena Pharmaceuticals Inc * †	48,100	328,042
ARIAD Pharmaceuticals Inc * †	68,100	453,546
ArQule Inc *	22,700	147,096
Array BioPharma Inc * †	20,400	128,520
Arrow International Inc †	21,800	695,420
ArthroCare Corp * †	28,800	1,006,272
Aspect Medical Systems Inc * †	17,300	514,502
AtheroGenics Inc * †	44,500	711,110
Avanir Pharmaceuticals ‘A’ *	88,800	248,640
Barrier Therapeutics Inc * †	18,600	147,498
Bentley Pharmaceuticals Inc *	13,300	145,635
Beverly Enterprises Inc * †	117,400	1,495,676
Bioenvision Inc * †	53,200	387,296
BioMarin Pharmaceutical Inc * †	77,500	580,475
Bio-Rad Laboratories Inc ‘A’ * †	18,200	1,077,622
Bio-Reference Laboratories Inc * †	10,800	149,904
BioScrip Inc *	26,000	156,000
Biosite Inc * †	17,900	984,321
Bone Care International Inc * †	20,792	685,512
Bruker BioSciences Corp * †	21,100	84,189
Caliper Life Sciences Inc *	13,800	77,280
Candela Corp * †	21,900	228,855
Cantel Medical Corp *	6,300	103,068
Caraco Pharmaceutical Laboratories Ltd * †	4,400	37,752
Cell Genesys Inc * †	60,700	324,745
Cell Therapeutics Inc * †	68,500	185,635
Centene Corp *	48,100	1,615,198
Cepheid * †	45,100	331,034
Chattem Inc * †	21,100	873,540
Computer Programs & Systems Inc †	11,000	409,970
CONMED Corp * †	35,550	1,093,874
Connetics Corp * †	39,400	695,016
Conor Medsystems Inc * †	8,800	135,080
Corixa Corp * †	65,010	284,744
CorVel Corp *	7,200	180,864
CoTherix Inc * †	5,700	58,083
Cubist Pharmaceuticals Inc * †	56,500	744,105
CuraGen Corp * †	61,700	317,138
Curis Inc * †	33,800	131,820
CV Therapeutics Inc * †	40,000	896,800
Cyberonics Inc * †	20,900	906,851
Cypress Bioscience Inc * †	37,800	498,960
Datascope Corp †	13,200	440,220
deCODE genetics Inc * † (Iceland)	66,600	625,374
Dendreon Corp * †	62,900	328,967
DexCom Inc *	200	2,498
Diagnostic Products Corp †	24,000	1,135,920
Digene Corp * †	15,900	440,112
Discovery Laboratories Inc * †	56,800	414,072
Diversa Corp * †	24,800	129,208
dj Orthopedics Inc *	19,500	534,885
Dov Pharmaceutical Inc * †	28,400	529,944
DURECT Corp * †	54,800	278,932
DUSA Pharmaceuticals Inc * †	25,800	239,940
Eclipsys Corp * †	40,100	564,207
Encore Medical Corp * †	29,500	163,725
Encysive Pharmaceuticals Inc * †	62,300	673,463
Enzo Biochem Inc * †	24,051	431,234
Enzon Pharmaceuticals Inc * †	57,500	372,600
EPIX Pharmaceuticals Inc * †	33,900	300,015
eResearchTechnology Inc * †	50,624	677,855
Exelixis Inc *	70,100	520,843
Eyetech Pharmaceuticals Inc *	42,000	530,880
First Horizon Pharmaceutical Corp * †	29,300	557,872
FoxHollow Technologies Inc *	17,300	662,071
Genesis HealthCare Corp * †	19,600	907,088
Genitope Corp * †	18,200	233,688
Gentiva Health Services Inc *	30,200	539,372
Geron Corp * †	58,800	455,112
GTx Inc * †	1,000	9,940
Haemonetics Corp *	27,500	1,117,600
Healthcare Services Group Inc †	34,347	689,688
HealthTronics Inc *	29,400	381,906
Hi-Tech Pharmacal Co Inc *	8,000	254,880
Hologic Inc * †	23,200	922,200
Hooper Holmes Inc	56,100	232,815
Horizon Health Corp *	6,800	159,052
Human Genome Sciences Inc * †	142,700	1,652,466
ICOS Corp * †	63,200	1,337,944
ICU Medical Inc * †	15,300	492,201
Idenix Pharmaceuticals Inc *	8,500	184,280
IDX Systems Corp * †	23,000	693,220
I-Flow Corp * †	17,100	284,544
Illumina Inc * †	32,100	387,447
Immucor Inc * †	48,229	1,396,230
ImmunoGen Inc * †	49,400	286,026
Impax Laboratories Inc * †	56,700	890,190
Incyte Corp * †	88,200	630,630
Inspire Pharmaceuticals Inc * †	44,700	376,374
Integra LifeSciences Holdings Corp * †	23,500	686,200
InterMune Inc * †	32,700	426,408
IntraLase Corp *	18,500	362,970
Introgen Therapeutics Inc * †	31,200	200,928
Intuitive Surgical Inc * †	35,000	1,632,400
Invacare Corp †	32,400	1,437,264
Inverness Medical Innovations Inc * †	15,100	412,230
IRIS International Inc *	21,500	382,700
Isis Pharmaceuticals Inc * †	78,600	307,326
Ista Pharmaceuticals Inc * †	23,800	198,016
Kensey Nash Corp * †	13,900	420,336
Keryx Biopharmaceuticals Inc * †	28,800	380,160
Kindred Healthcare Inc * †	27,400	1,085,314
KV Pharmaceutical Co ‘A’ * †	37,050	620,588
Kyphon Inc * †	29,000	1,008,910
LabOne Inc * †	21,491	855,557
Landauer Inc †	9,400	487,954
Laserscope * †	21,500	890,960
LCA-Vision Inc †	22,400	1,085,504
Lexicon Genetics Inc * †	63,900	315,666
LifeCell Corp * †	36,400	575,484
Ligand Pharmaceuticals Inc ‘B’ * †	84,100	584,495
Luminex Corp * †	24,200	238,128
Magellan Health Services Inc *	32,400	1,144,044
MannKind Corp * †	9,100	91,455
Marshall Edwards Inc * † (Australia)	1,000	7,140
Martek Biosciences Corp * †	35,300	1,339,635
Matria Healthcare Inc * †	20,062	646,598
Maxygen Inc *	21,000	144,060
Medarex Inc * †	117,500	978,775
MedCath Corp *	7,800	216,762

See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
Medicines Co *	53,500	$1,251,365
Medicis Pharmaceutical Corp ‘A’	54,200	1,719,766
Mentor Corp †	37,300	1,547,204
Meridian Bioscience Inc	6,800	128,860
Merit Medical Systems Inc * †	28,265	435,564
MGI PHARMA Inc * †	71,800	1,562,368
Molecular Devices Corp * †	22,900	495,327
Molina Healthcare Inc * †	9,500	420,470
Momenta Pharmaceuticals Inc * †	12,700	251,079
Myogen Inc * †	9,100	63,609
Myriad Genetics Inc * †	32,700	511,755
Nabi Biopharmaceuticals * †	62,500	951,875
Nanogen Inc * †	70,600	271,104
Nastech Pharmaceutical Co Inc *	24,700	351,481
National Healthcare Corp †	5,300	187,143
NeighborCare Inc *	44,300	1,469,431
Nektar Therapeutics *	85,900	1,446,556
Neopharm Inc * †	22,427	224,046
Neurocrine Biosciences Inc *	36,200	1,522,572
Neurogen Corp * †	19,200	130,944
NeuroMetrix Inc *	10,500	210,315
New River Pharmaceuticals Inc * †	3,900	117,078
NitroMed Inc * †	18,800	365,660
Northfield Laboratories Inc * †	24,900	356,319
Noven Pharmaceuticals Inc * †	29,800	520,904
NPS Pharmaceuticals Inc * †	41,200	467,620
NuVasive Inc * †	22,200	368,964
Nuvelo Inc * †	39,566	305,845
OCA Inc * †	85,500	160,740
Odyssey HealthCare Inc * †	42,650	615,013
Onyx Pharmaceuticals Inc * †	35,900	857,292
Option Care Inc †	30,275	426,878
OraSure Technologies Inc * †	56,000	559,440
Orchid Cellmark Inc *	19,400	209,714
Owens & Minor Inc †	44,700	1,446,045
Pain Therapeutics Inc * †	40,500	273,375
PainCare Holdings Inc *	41,600	180,128
Palomar Medical Technologies Inc * †	21,500	514,280
Par Pharmaceutical Cos Inc * †	36,000	1,145,160
PAREXEL International Corp * †	32,700	649,095
Pediatrix Medical Group Inc *	26,100	1,919,394
Penwest Pharmaceuticals Co * †	29,300	346,326
Perrigo Co †	82,200	1,145,868
Per-Se Technologies Inc * †	28,066	589,947
Pharmion Corp * †	23,000	533,830
Phase Forward Inc *	35,300	240,040
PolyMedica Corp	30,500	1,087,630
Possis Medical Inc * †	25,300	256,289
POZEN Inc * †	34,400	282,080
PRA International *	8,000	214,240
Priority Healthcare Corp ‘B’ * †	36,400	923,104
Progenics Pharmaceuticals Inc * †	15,000	312,900
PSS World Medical Inc * †	78,600	978,570
Psychiatric Solutions Inc * †	23,900	1,164,169
Quality Systems Inc * †	9,800	464,324
Radiation Therapy Services Inc *	8,900	236,295
Regeneron Pharmaceuticals Inc * †	36,900	309,591
RehabCare Group Inc * †	18,400	491,832
Renovis Inc * †	25,400	387,858
Res-Care Inc *	14,900	202,044
Rigel Pharmaceuticals Inc * †	16,700	332,664
Salix Pharmaceuticals Ltd * †	43,200	762,912
Savient Pharmaceuticals Inc * †	83,300	367,353
Seattle Genetics Inc * †	43,400	232,624
Serologicals Corp * †	37,600	799,000
SFBC International Inc * †	17,100	660,573
Somanetics Corp *	14,800	332,556
SonoSite Inc * †	16,400	509,056
Specialty Laboratories Inc * †	3,400	28,594
StemCells Inc * †	83,600	351,956
STERIS Corp	70,700	1,821,939
Sterotaxis Inc *	3,400	27,302
Sunrise Senior Living Inc * †	20,100	1,084,998
SuperGen Inc * †	50,700	250,458
SurModics Inc * †	18,600	806,682
Sybron Dental Specialties Inc *	43,532	1,637,674
Symbion Inc *	13,700	326,745
Symmetry Medical Inc * †	8,800	207,152
Tanox Inc * †	31,900	373,868
Telik Inc * †	59,900	973,974
Tercica Inc *	3,000	26,070
ThermoGenesis Corp * †	37,100	161,385
Thoratec Corp * †	53,587	822,025
Transkaryotic Therapies Inc * †	33,300	1,218,114
Trimeris Inc * †	19,300	192,614
TriPath Imaging Inc * †	23,500	201,160
U.S. Physical Therapy Inc *	18,200	349,076
United Surgical Partners International Inc * †	33,200	1,729,056
United Therapeutics Corp * †	23,500	1,132,700
Ventana Medical Systems Inc * †	31,300	1,259,199
Vertex Pharmaceuticals Inc * †	105,400	1,774,936
ViaCell Inc *	15,900	169,335
Viasys Healthcare Inc * †	33,100	747,729
Vicuron Pharmaceuticals Inc *	61,100	1,704,690
ViroLogic Inc * †	102,200	253,456
VistaCare Inc ‘A’ * †	16,300	301,061
Vital Images Inc *	7,400	132,830
Vital Signs Inc	5,800	251,256
WellCare Health Plans Inc *	16,650	591,242
West Pharmaceutical Services Inc	30,400	852,720
Wilson Greatbatch Technologies Inc * †	22,900	547,310
Wright Medical Group Inc * †	27,600	736,920
Young Innovations Inc	1,900	70,927
ZOLL Medical Corp * †	14,000	356,300
ZymoGenetics Inc * †	22,700	399,520

		149,663,512

Integrated Oils - 0.19%

Delta Petroleum Corp * †	39,300	554,916
Giant Industries Inc * †	14,800	532,800
KCS Energy Inc * †	52,900	918,873
Mission Resources Corp * †	44,300	357,501
Tipperary Corp *	4,600	28,750

		2,392,840

Materials & Processing - 8.53%

A. Schulman Inc †	39,500	706,655
A.M. Castle & Co * †	5,400	83,484
AAON Inc * †	4,700	83,613
Acuity Brands Inc †	47,600	1,222,844
AK Steel Holding Corp * †	119,800	767,918
Albany International Corp ‘A’ †	29,928	960,988
Aleris International Inc * †	32,700	737,385
Alico Inc * †	4,000	205,720
AMCOL International Corp †	22,900	430,291
American Vanguard Corp †	11,300	236,283
Ameron International Corp †	9,000	336,600
Apogee Enterprises Inc †	38,500	591,745
Arch Chemicals Inc †	22,200	554,112
Armor Holdings Inc * †	33,600	1,330,896
Avatar Holdings Inc * †	5,400	271,458
Balchem Corp	4,300	129,215
Barnes Group Inc †	19,100	632,210
Beacon Roofing Supply Inc *	12,800	336,640
Bluegreen Corp * †	17,400	302,934
BlueLinx Holdings Inc †	10,300	108,974
Bowater Inc †	55,500	1,796,535
Brady Corp ‘A’ †	39,300	1,218,300

See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
Brookfield Homes Corp †	15,600	$711,360
Brush Engineered Materials Inc * †	19,700	280,922
Buckeye Technologies Inc *	25,300	201,641
Building Materials Holding Corp †	16,300	1,129,427
Cabot Microelectronics Corp * †	25,500	739,245
Calgon Carbon Corp †	38,600	341,610
California Coastal Communities Inc *	4,700	161,539
Cambrex Corp †	25,700	489,585
Caraustar Industries Inc * †	36,400	382,200
Carpenter Technology Corp †	25,300	1,310,540
Century Aluminum Co * †	24,100	491,640
Ceradyne Inc * †	27,575	663,730
Chesapeake Corp	20,900	437,646
CIRCOR International Inc †	11,600	286,172
CLARCOR Inc	59,300	1,734,525
Clean Harbors Inc * †	18,400	398,912
Cleveland-Cliffs Inc †	24,100	1,392,016
Coeur d’Alene Mines Corp * †	269,000	976,470
Comfort Systems USA Inc * †	32,100	211,218
Commercial Metals Co †	66,100	1,574,502
Compass Minerals International Inc †	15,700	367,380
Consolidated-Tomoka Land Co †	5,700	490,200
Corn Products International Inc †	79,800	1,896,048
Delta & Pine Land Co †	41,420	1,037,985
Deltic Timber Corp	11,300	429,739
DHB Industries Inc * †	27,900	235,755
Drew Industries Inc * †	8,100	367,740
Dycom Industries Inc *	55,300	1,095,493
Dynamic Materials Corp	4,600	177,974
Eagle Materials Inc †	20,900	1,935,131
ElkCorp	24,250	692,338
EMCOR Group Inc * †	17,100	836,190
Encore Wire Corp * †	16,950	196,450
Energy Conversion Devices Inc * †	21,800	487,884
EnerSys * †	40,200	547,926
Ennis Inc	19,800	358,776
Ferro Corp	47,700	947,322
Georgia Gulf Corp †	36,200	1,124,010
Gibraltar Industries Inc	25,099	465,335
Glatfelter	35,900	445,160
Gold Kist Inc * †	49,600	1,070,368
GrafTech International Ltd *	107,500	462,250
Granite Construction Inc	36,750	1,032,675
Graphic Packaging Corp * †	65,600	239,440
Great Lakes Chemical Corp †	55,300	1,740,291
Greif Inc ‘A’ †	14,300	873,730
Griffon Corp * †	33,270	738,594
H.B. Fuller Co	32,700	1,113,762
Hecla Mining Co * †	146,900	669,864
Hercules Inc * †	122,200	1,729,130
Hexcel Corp *	43,900	742,788
Hughes Supply Inc †	65,800	1,848,980
Huttig Building Products Inc *	5,300	57,823
InfraSource Services Inc *	4,300	44,806
INNOTELCO Inc * + (Bosnia-Herzegovina)	3,250	—
Innovo Group Inc * †	41,700	89,238
Insituform Technologies Inc ‘A’ * †	30,500	488,915
Interface Inc ‘A’ *	50,400	405,720
Interline Brands Inc * †	13,300	263,340
Jacuzzi Brands Inc * †	85,800	920,634
Kaydon Corp †	34,800	969,180
Kronos Worldwide Inc †	7,104	214,470
Layne Christensen Co * †	10,100	200,636
Lennox International Inc †	50,500	1,069,085
Lone Star Technologies Inc * †	32,800	1,492,400
Longview Fibre Co †	58,100	1,193,955
LSI Industries Inc †	19,500	271,830
MacDermid Inc	29,500	919,220
Maverick Tube Corp * †	48,800	1,454,240
Medis Technologies Ltd * †	20,793	345,164
Mercer International Inc * †	17,400	126,846
Metal Management Inc †	27,600	534,060
Metals USA Inc * †	18,600	353,772
Minerals Technologies Inc †	23,400	1,441,440
Mobile Mini Inc * †	18,700	644,776
Mueller Industries Inc	43,000	1,165,300
Myers Industries Inc †	29,579	369,738
NCI Building Systems Inc * †	25,500	836,400
Neenah Paper Inc †	11,687	361,946
NewMarket Corp *	13,300	196,707
NL Industries Inc †	9,000	138,510
NN Inc †	19,000	240,920
NS Group Inc *	21,000	682,710
NuCO2 Inc * †	7,100	182,257
Octel Corp (United Kingdom)	13,200	237,600
Olin Corp †	75,548	1,377,996
OM Group Inc *	34,000	839,460
Oregon Steel Mills Inc * †	35,300	607,513
Perini Corp * †	13,600	223,312
Pioneer Cos Inc *	15,300	336,447
PolyOne Corp * †	104,300	690,466
Potlatch Corp †	33,200	1,737,356
Quanex Corp †	29,100	1,542,591
Quanta Services Inc * †	121,000	1,064,800
Reliance Steel & Aluminum Co †	30,350	1,125,074
Roanoke Electric Steel Corp	6,800	112,336
Rock-Tenn Co ‘A’ †	26,200	331,430
Rogers Corp *	19,200	778,560
Royal Gold Inc †	23,900	480,868
RTI International Metals Inc * †	22,800	716,148
Ryerson Tull Inc †	31,122	444,111
Schnitzer Steel Industries Inc ‘A’ †	27,050	641,085
Senomyx Inc * †	17,700	292,227
Silgan Holdings Inc	11,500	646,760
Simpson Manufacturing Co Inc †	37,400	1,142,570
Spartech Corp †	30,900	550,020
Steel Dynamics Inc †	39,100	1,026,375
Steel Technologies Inc	16,900	285,610
Stepan Co	2,800	61,880
Stillwater Mining Co * †	33,810	250,870
Sunterra Corp * †	26,600	431,186
Superior Essex Inc *	12,300	217,833
Symyx Technologies Inc *	34,600	968,108
Tarragon Corp * †	6,850	172,962
Tejon Ranch Co * †	6,750	347,422
Terra Industries Inc * †	84,300	574,083
Texas Industries Inc †	26,200	1,473,226
The Andersons Inc	3,800	136,078
The Dixie Group Inc *	5,100	89,811
The Shaw Group Inc * †	77,800	1,673,478
The Standard Register Co †	18,300	289,323
Titanium Metals Corp * †	4,400	249,876
Trammell Crow Co * †	37,000	896,880
Tredegar Corp †	29,300	457,080
Trex Co Inc * †	12,200	313,540
UAP Holding Corp	27,000	448,200
Ultralife Batteries Inc * †	17,400	281,010
Universal Forest Products Inc †	20,100	833,145
URS Corp * †	39,700	1,482,795
USEC Inc	91,400	1,338,096
Valence Technology Inc * †	44,400	124,320
Valmont Industries Inc †	16,400	423,120
W.R. Grace & Co * †	71,000	553,090
Washington Group International Inc * †	30,200	1,543,824
Watsco Inc †	22,700	967,020
Wausau Paper Corp	52,000	622,960
WD-40 Co †	22,400	625,632
Wellman Inc †	43,200	440,208

See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
Westlake Chemical Corp †	9,700	$237,650
Wheeling-Pittsburgh Corp * †	13,200	203,016
Worthington Industries Inc	65,800	1,039,640
Xerium Technologies Inc *	4,600	54,510
York International Corp †	41,300	1,569,400
Zoltek Cos Inc * †	17,700	198,771

		109,853,204

Multi-Industry - 0.49%

GenCorp Inc * †	57,800	1,113,228
Kaman Corp ‘A’ †	24,400	440,176
Lancaster Colony Corp †	28,600	1,227,512
Raven Industries Inc †	15,200	355,984
Sequa Corp ‘A’ * †	5,200	344,084
Trinity Industries Inc †	43,600	1,396,508
United Capital Corp *	900	23,355
Walter Industries Inc †	36,500	1,467,300

		6,368,147

Producer Durables - 7.29%

A.O. Smith Corp †	22,000	587,620
A.S.V. Inc * †	9,400	381,076
Actuant Corp ‘A’ * †	29,800	1,428,612
ADE Corp * †	14,400	403,920
Advanced Energy Industries Inc * †	24,200	190,212
AGCO Corp * †	89,100	1,703,592
Alamo Group Inc †	1,300	24,271
American Ecology Corp	19,500	349,050
American Superconductor Corp * †	25,000	228,750
Applied Films Corp * †	16,800	430,080
Applied Industrial Technologies Inc	35,050	1,131,764
Applied Signal Technology Inc †	15,900	302,736
Argon ST Inc *	6,300	223,650
ARRIS Group Inc * †	87,400	761,254
Artesyn Technologies Inc *	44,800	389,760
Astec Industries Inc *	15,900	368,721
Asyst Technologies Inc *	51,600	230,136
ATMI Inc * †	35,300	1,024,053
Audiovox Corp ‘A’ * †	23,700	367,350
August Technology Corp * †	19,100	222,515
Axcelis Technologies Inc *	115,600	793,016
Badger Meter Inc	2,900	119,770
Baldor Electric Co †	33,700	819,584
BE Aerospace Inc * †	54,500	851,835
Belden CDT Inc †	55,975	1,186,670
Blount International Inc *	25,000	417,250
Briggs & Stratton Corp	50,900	1,762,158
Brooks Automation Inc * †	51,212	760,498
Bucyrus International Inc ‘A’	18,950	719,721
C&D Technologies Inc †	26,900	247,211
Cascade Corp †	12,200	527,650
C-COR Inc * †	50,700	347,295
Champion Enterprises Inc * †	80,300	798,182
Cognex Corp	45,500	1,191,645
Cohu Inc †	30,000	601,500
Color Kinetics Inc *	7,200	76,608
Comstock Homebuilding Cos Inc ‘A’ *	7,500	181,650
Crane Co	50,000	1,315,000
Credence Systems Corp * †	91,840	831,152
CTS Corp †	40,300	495,287
CUNO Inc * †	20,000	1,428,800
Curtiss-Wright Corp †	22,300	1,203,085
Cymer Inc * †	38,500	1,014,475
Darling International Inc *	63,300	237,375
Dionex Corp * †	21,500	937,615
Duratek Inc * †	14,800	343,064
Electro Scientific Industries Inc * †	36,311	649,241
EMCORE Corp *	23,800	98,294
Engineered Support Systems Inc †	44,012	1,576,950
EnPro Industries Inc * †	22,300	643,801
Entegris Inc *	49,900	494,010
ESCO Technologies Inc *	14,800	1,491,840
Esterline Technologies Corp * †	25,000	1,002,000
FARO Technologies Inc * †	12,000	327,120
Federal Signal Corp †	59,800	932,880
FEI Co * †	25,400	579,374
Flanders Corp * †	14,800	133,200
Flowserve Corp * †	56,800	1,718,768
Franklin Electric Co Inc †	20,100	776,865
Gardner Denver Inc *	26,700	936,636
Gehl Co *	10,000	389,400
General Binding Corp * †	2,700	59,184
General Cable Corp * †	44,800	664,384
Genlyte Group Inc * †	25,500	1,242,870
Headwaters Inc * †	46,800	1,608,984
Heico Corp †	21,100	493,951
Helix Technology Corp †	34,000	451,520
Imagistics International Inc * †	17,900	501,200
InterDigital Communications Corp * †	60,500	1,058,750
Intevac Inc * †	14,900	156,003
Itron Inc * †	26,700	1,192,956
JLG Industries Inc †	56,000	1,538,880
Kadant Inc *	11,920	261,406
Keithley Instruments Inc †	12,100	186,461
Kennametal Inc	43,200	1,980,720
Kimball International Inc ‘B’ †	24,700	326,040
Knoll Inc	11,700	200,187
Kulicke & Soffa Industries Inc * †	65,500	518,105
Levitt Corp ‘A’ †	19,000	568,480
Lincoln Electric Holdings Inc †	38,300	1,269,645
Lindsay Manufacturing Co †	17,600	415,008
Littelfuse Inc * †	23,800	662,830
LTX Corp * †	65,100	322,896
M/I Homes Inc †	13,800	746,580
MasTec Inc * †	26,500	233,200
Mattson Technology Inc * †	38,100	272,796
Measurement Specialties Inc * †	8,600	199,606
Metrologic Instruments Inc * †	18,600	233,244
Middleby Corp * †	5,400	285,444
Mine Safety Appliances Co †	28,059	1,296,326
MKS Instruments Inc * †	35,900	606,351
Moog Inc ‘A’ *	40,162	1,264,701
MTC Technologies Inc * †	8,300	305,689
MTS Systems Corp †	24,300	815,994
Mykrolis Corp * †	44,600	633,766
NACCO Industries Inc ‘A’ †	5,400	578,988
Nordson Corp †	29,500	1,011,260
Orbital Sciences Corp * †	59,000	584,100
Orleans Homebuilders Inc †	2,800	65,688
Palm Harbor Homes Inc * †	15,300	288,099
Paxar Corp *	37,300	662,075
Photon Dynamics Inc * †	18,900	389,529
Photronics Inc *	34,900	814,566
Plantronics Inc †	48,900	1,778,004
Polycom Inc * †	97,900	1,459,689
Powell Industries Inc * †	7,200	135,864
Power-One Inc *	72,800	459,368
Powerwave Technologies Inc * †	97,400	995,428
Preformed Line Products Co	400	16,320
Presstek Inc * †	36,600	414,312
Regal-Beloit Corp †	30,000	874,800
Robbins & Myers Inc †	12,300	264,573
Rofin-Sinar Technologies Inc *	16,000	524,800
Rudolph Technologies Inc * †	16,500	236,445
SBA Communications Corp ‘A’ * †	72,300	976,050
Semitool Inc * †	14,800	141,192
Skyline Corp	7,200	287,496
Sonic Solutions * †	25,800	479,880

See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
SpatiaLight Inc * †	19,200	$108,864
SpectraLink Corp †	21,700	228,284
Standex International Corp	13,900	394,899
Stewart & Stevenson Services Inc	36,400	824,824
Sun Hydraulics Corp †	7,200	262,008
Symmetricom Inc * †	57,000	591,090
Taser International Inc * †	71,700	719,868
Technical Olympic USA Inc †	10,198	247,607
Technitrol Inc †	43,000	607,590
Tecumseh Products Co ‘A’ †	21,500	589,960
Teledyne Technologies Inc * †	39,300	1,280,394
Tennant Co †	8,700	308,067
Terayon Communication Systems Inc * †	81,600	252,144
The Gorman-Rupp Co †	6,000	128,460
The Manitowoc Co Inc	33,950	1,392,629
Thomas Industries Inc †	13,000	519,480
Triumph Group Inc *	15,300	531,828
TurboChef Technologies Inc *	17,500	313,600
Ultratech Inc * †	24,900	455,670
United Industrial Corp †	13,900	496,786
Varian Semiconductor Equipment Associates Inc * †	39,100	1,446,700
Veeco Instruments Inc * †	31,600	514,448
Vicor Corp †	20,400	277,440
Viisage Technology Inc * †	32,700	146,496
Watts Water Technologies Inc ‘A’ †	27,300	914,277
WCI Communities Inc * †	34,100	1,092,223
William Lyon Homes *	3,900	378,339
Woodward Governor Co †	10,400	873,912
X-Rite Inc †	22,400	257,824

		93,875,991

Technology - 12.66%

3Com Corp * †	383,500	1,395,940
3D Systems Corp *	9,600	230,976
Actel Corp *	35,100	487,890
Acxiom Corp	99,000	2,067,120
Adaptec Inc * †	135,900	527,292
ADTRAN Inc	65,900	1,633,661
Advanced Digital Information Corp * †	73,100	555,560
Aeroflex Inc * †	79,198	665,263
Agile Software Corp * †	59,600	375,480
Agilysys Inc †	33,000	518,100
Altiris Inc * †	23,400	343,512
American Reprographics Co * †	14,200	228,478
American Science & Engineering Inc *	10,800	479,088
AMICAS Inc *	27,200	123,216
AMIS Holdings Inc * †	37,800	504,252
Amkor Technology Inc * †	121,100	544,950
Anaren Inc *	26,700	351,105
Anixter International Inc * †	36,700	1,364,139
Ansoft Corp * †	3,400	82,144
ANSYS Inc *	37,300	1,324,523
Anteon International Corp * †	27,300	1,245,426
Applied Digital Solutions Inc *	45,900	151,011
Applied Micro Circuits Corp *	297,900	762,624
Arbinet-thexchange Inc * †	7,000	46,900
Ariba Inc * †	72,137	418,395
AsiaInfo Holdings Inc * † (China)	52,400	288,724
Aspect Communications Corp * †	46,300	519,949
Aspen Technology Inc * †	57,000	296,400
Atheros Communications Inc * †	28,300	228,098
Atmel Corp *	415,899	985,681
Audible Inc * †	24,300	422,091
Avocent Corp * †	49,100	1,283,474
BearingPoint Inc * †	184,200	1,350,186
BEI Technologies Inc	12,400	330,832
Bel Fuse Inc ‘B’ †	11,800	360,608
Bell Microproducts Inc * †	40,700	382,580
Benchmark Electronics Inc *	44,200	1,344,564
Black Box Corp †	20,200	715,080
Blackbaud Inc	3,300	44,550
Blackboard Inc * †	15,250	364,780
Blue Coat Systems Inc * †	13,900	415,332
Borland Software Corp *	92,000	631,120
Bottomline Technologies Inc DE * †	8,100	121,257
Broadwing Corp * †	54,509	251,832
Brocade Communications Systems Inc * †	282,300	1,095,324
Catapult Communications Corp *	13,600	232,016
Checkpoint Systems Inc * †	42,800	757,560
CIBER Inc * †	58,000	462,840
Ciena Corp * †	577,342	1,206,645
Cirrus Logic Inc * †	84,200	447,102
Click Commerce Inc *	11,800	271,046
Coherent Inc *	35,800	1,289,158
CommScope Inc * †	63,900	1,112,499
COMSYS IT Partners Inc *	8,600	146,716
Comtech Telecommunications Corp * †	22,650	739,070
Concur Technologies Inc * †	25,600	269,568
Conexant Systems Inc *	453,100	729,491
Constellation 3D Inc *	1,200	—
Covansys Corp *	26,700	343,095
CSG Systems International Inc * †	59,500	1,129,310
Cubic Corp †	16,492	292,568
CyberGuard Corp *	17,100	101,660
CycleLogic Inc *	18	1
Cypress Semiconductor Corp *	133,200	1,676,988
Daktronics Inc †	15,900	318,159
Dendrite International Inc * †	41,150	567,870
Digi International Inc * †	17,600	208,736
Digital River Inc * †	34,600	1,098,550
Digitas Inc * †	85,971	980,929
Diodes Inc * †	13,500	421,200
Ditech Communications Corp * †	45,200	293,348
Dot Hill Systems Corp * †	61,200	320,688
DRS Technologies Inc †	29,001	1,487,171
DSP Group Inc *	34,800	830,676
E.piphany Inc *	86,500	301,020
Echelon Corp * †	31,900	219,472
eCollege.com * †	18,800	223,720
EDO Corp †	20,200	604,182
Electronics for Imaging Inc * †	58,700	1,235,048
Emageon Inc *	10,400	145,704
Emulex Corp * †	89,200	1,628,792
Endwave Corp *	8,800	418,880
Entrust Inc * †	80,200	384,158
Epicor Software Corp * †	56,300	743,160
EPIQ Systems Inc * †	15,150	247,854
Equinix Inc * †	14,600	632,764
Essex Corp *	16,900	386,672
Exar Corp *	52,800	786,192
Excel Technology Inc *	12,800	311,040
Extreme Networks Inc *	129,400	530,540
Fairchild Semiconductor International Inc *	118,900	1,753,775
FalconStor Software Inc * †	33,600	219,408
Fargo Electronics Inc *	18,000	359,820
FileNet Corp *	47,200	1,186,608
Finisar Corp * †	161,000	169,050
FormFactor Inc * †	31,600	834,872
Foundry Networks Inc * †	120,200	1,037,326
Gartner Inc ‘A’ * †	64,560	685,627
Gartner Inc ‘B’ *	4,600	48,714
Gateway Inc * †	253,700	837,210
Genesis Microchip Inc * †	36,500	673,790
Glenayre Technologies Inc *	90,400	340,808
Harmonic Inc * †	83,500	403,305
Herley Industries Inc * †	20,700	377,568
Hutchinson Technology Inc * †	26,800	1,032,068

See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
Identix Inc * †	100,525	$505,641
iGate Corp * †	14,400	51,552
II-VI Inc * †	24,500	450,555
Imation Corp †	35,700	1,384,803
Infocrossing Inc * †	27,300	340,431
Informatica Corp * †	87,700	735,803
Innovative Solutions & Support Inc * †	12,300	412,911
InPhonic Inc * †	20,800	319,904
Integral Systems Inc MD	6,100	138,043
Integrated Circuit Systems Inc * †	80,200	1,655,328
Integrated Device Technology Inc * †	112,900	1,213,675
Integrated Silicon Solution Inc * †	40,400	299,364
Intergraph Corp * †	33,889	1,167,815
Intermagnetics General Corp *	32,978	1,014,403
International DisplayWorks Inc *	42,000	336,000
Internet Capital Group Inc * †	50,600	370,898
Internet Security Systems Inc *	41,600	844,064
Inter-Tel Inc †	27,400	509,914
InterVideo Inc *	15,600	224,328
Intervoice Inc * †	41,800	360,734
Interwoven Inc * †	46,075	346,945
Ionatron Inc * †	17,300	148,607
Ixia * †	30,700	596,808
IXYS Corp * †	20,800	294,944
j2 Global Communications Inc * †	25,100	864,444
JDA Software Group Inc * †	35,200	400,576
Jupitermedia Corp * †	21,500	368,295
Kanbay International Inc * †	21,900	506,109
Keane Inc * †	58,100	795,970
KEMET Corp * †	97,300	612,990
Keynote Systems Inc * †	11,300	131,871
Komag Inc * †	33,800	958,906
Kopin Corp * †	79,900	407,490
LaBarge Inc *	11,500	208,725
Lattice Semiconductor Corp * †	120,600	535,464
Lawson Software Inc * †	50,500	260,075
Leadis Technology Inc *	9,500	76,475
LeCroy Corp *	7,700	105,875
Lexar Media Inc * †	84,600	415,386
Lionbridge Technologies Inc * †	44,700	303,066
Macrovision Corp *	53,300	1,201,382
Magma Design Automation Inc * †	28,900	241,604
Manhattan Associates Inc * †	32,000	614,720
ManTech International Corp ‘A’ * †	16,600	515,264
MapInfo Corp *	21,900	230,169
MatrixOne Inc *	57,200	286,000
Maxtor Corp *	256,300	1,332,760
McDATA Corp ‘A’ * †	122,500	490,000
Mentor Graphics Corp * †	82,700	847,675
Mercury Computer Systems Inc * †	26,300	719,831
Merge Technologies Inc *	17,500	328,125
Methode Electronics Inc	40,400	479,548
Micrel Inc * †	71,900	828,288
Micromuse Inc *	89,200	504,872
Micros Systems Inc * †	42,000	1,879,500
Microsemi Corp * †	68,000	1,278,400
MicroStrategy Inc ‘A’ * †	17,335	919,448
Microtune Inc * †	40,700	204,110
MIPS Technologies Inc * †	36,200	260,640
Mobility Electronics Inc * †	22,500	205,875
Monolithic Power Systems Inc * †	10,100	89,688
Motive Inc *	31,700	314,781
MRO Software Inc *	21,200	309,732
MRV Communications Inc * †	120,300	261,051
Multi-Fineline Electronix Inc *	4,500	82,800
NEON Communications Inc * +	1,500	—
Ness Technologies Inc * † (Israel)	11,000	116,820
NETGEAR Inc * †	37,800	703,080
NetIQ Corp * †	59,556	675,961
NetLogic Microsystems Inc * †	15,900	281,907
NetScout Systems Inc * †	17,800	117,302
Newport Corp * †	45,600	632,016
Niku Corp *	6,500	134,745
Novatel Wireless Inc * †	36,700	457,649
OmniVision Technologies Inc * †	65,500	890,145
ON Semiconductor Corp * †	150,200	690,920
Online Resources Corp *	14,300	161,733
Open Solutions Inc * †	25,300	513,843
Openwave Systems Inc * †	73,099	1,198,824
Oplink Communications Inc * †	109,100	186,561
Opsware Inc * †	64,700	331,264
Optical Communication Products Inc * †	6,600	12,540
OSI Systems Inc * †	15,000	236,850
Packeteer Inc * †	37,300	525,930
palmOne Inc * †	45,877	1,365,758
PAR Technology Corp * †	6,600	211,200
Parametric Technology Corp * †	292,800	1,868,064
Park Electrochemical Corp	21,250	535,500
PDF Solutions Inc *	13,600	178,432
Pegasystems Inc * †	4,500	26,550
Pericom Semiconductor Corp * †	26,300	214,082
Perot Systems Corp ‘A’ * †	84,700	1,204,434
Phoenix Technologies Ltd *	16,400	127,592
Pinnacle Systems Inc *	78,400	431,200
Pixelworks Inc * †	49,400	423,852
Plexus Corp * †	46,000	654,580
PLX Technology Inc * †	24,700	250,952
PMC-Sierra Inc *	180,700	1,685,931
PortalPlayer Inc * †	20,200	420,564
Power Integrations Inc * †	33,800	729,066
Progress Software Corp * †	39,500	1,190,925
QAD Inc †	7,900	60,830
Quantum Corp * †	182,600	542,322
Quest Software Inc * †	60,600	825,978
Radiant Systems Inc *	31,100	354,540
RadiSys Corp * †	21,150	341,572
Rambus Inc *	100,200	1,340,676
RealNetworks Inc * †	114,100	567,077
Redback Networks Inc *	33,900	216,282
RF Micro Devices Inc * †	211,700	1,149,531
RightNow Technologies Inc *	18,200	218,764
Rimage Corp *	15,200	322,696
RSA Security Inc * †	75,600	867,888
SafeNet Inc * †	26,392	898,912
Sapient Corp * †	96,200	762,866
ScanSoft Inc * †	91,956	347,594
ScanSource Inc * †	12,700	545,338
SeaChange International Inc * †	37,600	263,952
Secure Computing Corp * †	44,900	488,512
SeeBeyond Technology Corp * †	48,200	201,476
Semtech Corp *	71,100	1,183,815
Serena Software Inc * †	32,500	627,250
SI International Inc * †	7,200	215,712
SigmaTel Inc * †	34,700	595,452
Silicon Image Inc * †	86,200	884,412
Silicon Laboratories Inc * †	42,000	1,100,820
Silicon Storage Technology Inc * †	93,200	375,596
SiRF Technology Holdings Inc * †	37,400	661,232
Skyworks Solutions Inc * †	173,300	1,277,221
SoftBrands Inc * †	114	200
SonicWALL Inc * †	56,800	306,152
Sonus Networks Inc * †	249,000	1,190,220
SPSS Inc *	13,800	265,098
SS&C Technologies Inc †	19,999	633,568
SSA Global Technologies Inc *	1,700	20,400
Standard Microsystems Corp * †	27,600	645,288
Stellent Inc * †	25,400	190,500
StorageNetworks Inc * +	2,800	—

See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value
Stratasys Inc * †	11,100	$362,748
Supertex Inc * †	5,200	91,832
SupportSoft Inc * †	41,700	216,423
Sycamore Networks Inc * †	187,300	646,185
SYKES Enterprises Inc * †	28,100	266,388
Synaptics Inc * †	27,800	593,808
Syniverse Holdings Inc * †	18,700	261,800
SYNNEX Corp * †	3,600	63,036
Syntel Inc †	3,700	59,311
Sypris Solutions Inc †	7,500	92,775
Talx Corp	22,935	663,051
Tekelec * †	60,400	1,014,720
Telkonet Inc * †	52,300	257,839
Terremark Worldwide Inc * †	27,640	193,480
Tessera Technologies Inc * †	44,000	1,470,040
The TriZetto Group Inc *	38,900	544,989
The Ultimate Software Group Inc * †	23,200	380,480
TIBCO Software Inc *	218,600	1,429,644
Transaction Systems Architects Inc *	44,800	1,103,424
TranSwitch Corp *	143,100	293,355
Trident Microsystems Inc * †	22,500	510,525
TriQuint Semiconductor Inc * †	147,404	490,855
TTM Technologies Inc *	40,900	311,249
Tyler Technologies Inc * †	37,500	283,500
Ulticom Inc *	6,100	64,721
Universal Display Corp * †	21,700	223,076
UNOVA Inc * †	56,700	1,509,921
UTStarcom Inc * †	96,800	725,032
Varian Inc *	36,300	1,371,777
VASCO Data Security International Inc * †	18,800	182,360
VeriFone Holdings Inc *	21,600	351,000
Verint Systems Inc * †	10,800	347,328
Verity Inc *	39,900	349,923
ViaSat Inc * †	22,900	465,557
Viasystems Group Inc * +	10,000	—
Vignette Corp *	32,900	370,125
Virage Logic Corp * †	7,400	76,220
Vitesse Semiconductor Corp * †	244,700	511,423
Volterra Semiconductor Corp *	11,300	168,257
WebEx Communications Inc * †	35,100	926,991
webMethods Inc * †	59,500	333,200
Websense Inc * †	26,100	1,254,105
Westell Technologies Inc ‘A’ *	61,300	366,574
Wind River Systems Inc * †	81,000	1,270,080
Witness Systems Inc * †	28,400	517,732
Zhone Technologies Inc * †	38,975	130,566
Zoran Corp * †	51,206	680,528

		163,129,231

Utilities - 3.65%

Alaska Communications Systems Group Inc †	24,500	242,795
ALLETE Inc †	24,200	1,207,580
American States Water Co †	17,850	524,254
Aquila Inc * †	229,100	827,051
Avista Corp †	57,200	1,063,348
Black Hills Corp	38,100	1,403,985
California Water Service Group †	18,100	679,474
Cascade Natural Gas Corp †	18,400	377,200
Centennial Communications Corp * †	17,300	240,124
Central Vermont Public Service Corp †	13,400	247,900
CH Energy Group Inc †	18,100	880,203
Cincinnati Bell Inc * †	260,900	1,121,870
Cleco Corp †	58,700	1,266,159
Commonwealth Telephone Enterprises Inc †	25,800	1,081,278
Connecticut Water Service Inc †	6,350	158,686
CT Communications Inc	20,200	263,610
Dobson Communications Corp ‘A’ * †	138,800	591,288
Duquesne Light Holdings Inc †	82,300	1,537,364
El Paso Electric Co * †	57,100	1,167,695
EnergySouth Inc †	9,700	268,787
FairPoint Communications Inc †	28,700	463,505
General Communication Inc ‘A’ *	71,000	700,770
GlobeTel Communications Corp *	44,100	123,039
Golden Telecom Inc † (Russia)	19,100	585,988
Hungarian Telephone & Cable Corp * †	100	1,720
IDACORP Inc	45,500	1,393,665
IDT Corp ‘B’ * †	52,000	684,320
IMPSAT Fiber Networks Inc * + (Argentina)	1,600	—
Intrado Inc * †	24,000	359,040
Iowa Telecommunications Services Inc †	30,600	573,750
Level 3 Communications Inc * †	770,800	1,564,724
Mediacom Communications Corp ‘A’ * †	65,500	449,985
MGE Energy Inc †	18,000	654,840
Middlesex Water Co †	13,366	259,568
New Jersey Resources Corp †	32,000	1,544,000
Nicor Inc †	45,100	1,856,767
North Pittsburgh Systems Inc †	12,400	242,544
Northwest Natural Gas Co †	31,600	1,208,384
NorthWestern Corp	33,100	1,043,312
Otter Tail Corp †	27,700	757,041
Peoples Energy Corp †	40,400	1,755,784
Premiere Global Services Inc * †	65,300	737,237
Price Communications Corp *	48,622	841,161
RCN Corp *	20,500	473,345
Shenandoah Telecommunications Co †	4,200	166,950
Sierra Pacific Resources * †	132,266	1,646,712
SJW Corp	5,300	249,153
South Jersey Industries Inc †	17,100	1,045,152
Southwest Gas Corp †	39,200	999,992
Southwest Water Co †	29,292	346,524
SureWest Communications †	15,500	397,575
Talk America Holdings Inc *	36,566	366,026
The Empire District Electric Co	33,000	790,680
The Laclede Group Inc †	22,400	711,424
Time Warner Telecom Inc ‘A’ * †	65,900	390,128
Ubiquitel Inc * †	91,300	745,008
UIL Holdings Corp †	15,500	834,055
UniSource Energy Corp †	36,700	1,128,525
US Unwired Inc * †	124,800	726,336
USA Mobility Inc *	31,213	916,414
Valor Communications Group Inc	31,200	430,560
WGL Holdings Inc †	51,700	1,739,188
XO Communications Inc ‘A’ * +	81,000	—

		47,055,542

Total Common Stocks (Cost $1,108,945,120)		1,227,465,561

See explanation of symbols and terms, if any, on page 21

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 4.37%

Repurchase Agreement - 4.37%

State Street Bank and Trust Co 2.200% due 07/01/05 (Dated 06/30/05, repurchase price of $56,293,440; collateralized by U.S. Treasury Bonds 6.250% due 08/15/23 and market value $57,420,330)	$56,290,000	$56,290,000

Total Short-Term Investment (Cost $56,290,000)		56,290,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.65% (Cost $1,165,235,120)		1,283,755,561

	Shares
SECURITIES LENDING COLLATERAL - 30.05%

State Street Navigator Securities Lending Prime Portfolio 3.150% ∆ (Cost $387,146,099)	387,146,099	387,146,099

TOTAL INVESTMENTS - 129.70% (Cost $1,552,381,219)		1,670,901,660

OTHER ASSETS & LIABILITIES, NET — (29.70%)		(382,611,466)

NET ASSETS - 100.00%		$1,288,290,194

Notes to Schedule of Investments
(a) As of June 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investment & Securities Lending Collateral	34.42%
Financial Services	22.36%
Consumer Discretionary	18.50%
Technology	12.66%
Health Care	11.62%
Materials & Processing	8.53%
Producer Durables	7.29%
Energy	4.73%
Utilities	3.65%
Autos & Transportation	3.30%
Consumer Staples	1.96%
Multi-Industry	0.49%
Integrated Oils	0.19%

129.70%
Other Assets & Liabilities, Net	(29.70%)

100.00%

(b) The amount of $4,055,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts as of June 30, 2005:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation

Russell 2000 (09/05)	188	$59,335,075	$1,115,479

Explanation of Symbols for Schedules of Investments

*	Non-income producing securities.
†	Securities (or a portion of securities) on loan as of June 30, 2005.
+	Securities were fair valued under procedures established by the Fund’s Board of Trustees.
∆	Rate shown reflects 7-day yield as of June 30, 2005.

Explanation of Terms for Schedules of Investments

Other Abbreviations:

ADR	American Depositary Receipt
OTC	Over the Counter
XNMS	NASDAQ/National Market System

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies—not applicable.

Item 8.	Portfolio managers of Closed-end Management Investment Companies-not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers—not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders-not applicable.

Item 11.	Controls and Procedures
(a)	The Chairman of the Board, President and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year (the Registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits
(a)	Code of ethics—not applicable.

(b)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund
By:	/s/ GLENN S. SCHAFER
GLENN S. SCHAFER
President
Date:	September 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ THOMAS C. SUTTON
THOMAS C. SUTTON
Chairman of the Board of Trustees
Date:	September 2, 2005

By:	/s/ GLENN S. SCHAFER
GLENN S. SCHAFER
President
Date:	September 2, 2005

By:	/s/ BRIAN D. KLEMENS
BRIAN D. KLEMENS
Treasurer (Principal Financial and Accounting Officer)
Date:	September 2, 2005